UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2024 through October 31, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSRS for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 7, 2025 (Accession Number 0001133228-25-000206). The purpose of this amendment is to include in the Notes to the Financial Statements the required disclosure regarding the Board of Trustees’ considerations in approving the Investment Advisory Agreement for the new Funds launched during the period covered by the report. The original Form N-CSRS filing unintentionally omitted such disclosures in error. Except as set forth above this amendment does not amend, update or change any other items found in the original Form N-CSRS filing, the entirety of which is incorporated here by reference.

Item 1. Reports to Stockholders.

(a)

Pacer Cash Cows Fund of Funds ETF
HERD (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Cash Cows Fund of Funds ETF	$8	0.15%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$90,613,863
Number of Holdings	5
Portfolio Turnover	2%
30-Day SEC Yield	2.50%
30-Day SEC Yield Unsubsidized	2.50%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Pacer US Cash Cows 100 ETF	20.3%
Pacer US Cash Cows Growth ETF	20.3%
Pacer Global Cash Cows Dividend ETF	19.9%
Pacer US Small Cap Cash Cows 100 ETF	19.8%
Pacer Developed Markets International Cash Cows 100 ETF	19.6%

Top Sectors**	(%)
Cash & Other	100.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash Cows Fund of Funds ETF	PAGE 1	TSR-SAR-69374H659

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
SZNE (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$30	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$33,407,223
Number of Holdings	226
Portfolio Turnover	101%
30-Day SEC Yield	1.48%
30-Day SEC Yield Unsubsidized	1.48%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.5%
Steel Dynamics, Inc.	1.0%
Vulcan Materials Co.	1.0%
Smurfit WestRock PLC	1.0%
Air Products & Chemicals, Inc.	1.0%
Packaging Corp. of America	1.0%
International Paper Co.	1.0%
Albemarle Corp.	1.0%
Martin Marietta Materials, Inc.	1.0%
Corteva, Inc.	1.0%

Top Sectors**	(%)
Materials	25.2%
Industrials	25.2%
Consumer Discretionary	25.0%
Information Technology	24.3%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 1	TSR-SAR-69374H691

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 2	TSR-SAR-69374H691

Pacer Data & Infrastructure Real Estate ETF
SRVR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data & Infrastructure Real Estate ETF	$31	0.55%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$461,250,931
Number of Holdings	21
Portfolio Turnover	20%
30-Day SEC Yield	2.68%
30-Day SEC Yield Unsubsidized	2.63%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Digital Realty Trust, Inc.	16.8%
Equinix, Inc.	15.6%
American Tower Corp.	13.4%
Mount Vernon Liquid Assets Portfolio, LLC	7.6%
China Tower Corp. Ltd.	5.0%
Iron Mountain, Inc.	4.7%
Iridium Communications, Inc.	4.3%
SBA Communications Corp.	4.2%
NEXTDC Ltd.	4.2%
Infrastrutture Wireless Italiane SpA	4.1%

Top Sectors**	(%)
Real Estate	63.7%
Communication Services	24.9%
Information Technology	7.6%
Financials	3.8%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data & Infrastructure Real Estate ETF	PAGE 1	TSR-SAR-69374H741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data & Infrastructure Real Estate ETF	PAGE 2	TSR-SAR-69374H741

Pacer Data and Digital Revolution ETF
TRFK (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data and Digital Revolution ETF	$33	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$43,137,075
Number of Holdings	76
Portfolio Turnover	28%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Oracle Corp.	11.2%
Nvidia Corp.	11.1%
Broadcom, Inc.	10.1%
Advanced Micro Devices, Inc.	4.6%
Cisco Systems, Inc.	4.3%
Intel Corp.	4.1%
Motorola Solutions, Inc.	3.3%
Marvell Technology, Inc.	3.1%
Arista Networks, Inc.	3.1%
Crowdstrike Holdings, Inc.	3.0%

Top Sectors**	(%)
Information Technology	90.9%
Industrials	9.0%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data and Digital Revolution ETF	PAGE 1	TSR-SAR-69374H386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data and Digital Revolution ETF	PAGE 2	TSR-SAR-69374H386

Pacer Developed Markets International Cash Cows 100 ETF
ICOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets International Cash Cows 100 ETF	$33	0.65%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,330,304,763
Number of Holdings	102
Portfolio Turnover	41%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.61%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Deutsche Telekom AG	2.5%
British American Tobacco PLC	2.3%
Engie SA	2.1%
Koninklijke Ahold Delhaize NV	2.1%
Vodafone Group PLC	2.1%
Eni SpA	2.1%
Nippon Yusen KK	2.1%
Suncor Energy, Inc.	2.0%
Telefonica SA	2.0%

Top Sectors	(%)
Energy	21.4%
Industrials	20.9%
Materials	14.2%
Consumer Discretionary	13.2%
Consumer Staples	11.7%
Communication Services	8.7%
Utilities	4.8%
Information Technology	2.3%
Health Care	2.2%
Cash & Other	0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H873

Pacer Emerging Markets Cash Cows 100 ETF
ECOW (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Emerging Markets Cash Cows 100 ETF	$37	0.70%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$108,535,180
Number of Holdings	111
Portfolio Turnover	43%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.17%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.4%
Xiaomi Corp.	3.0%
JD.com, Inc.	2.7%
Alibaba Group Holding Ltd.	2.5%
Li Auto, Inc.	2.4%
Hon Hai Precision Industry Co. Ltd.	2.4%
PTT PCL	2.2%
Quanta Computer, Inc.	2.2%
Tenaga Nasional Bhd	2.1%
JD Logistics, Inc.	2.1%

Top Sectors**	(%)
Industrials	17.5%
Information Technology	17.4%
Consumer Discretionary	12.4%
Consumer Staples	12.1%
Energy	11.7%
Communication Services	10.5%
Materials	9.7%
Utilities	7.9%
Health Care	0.3%
Cash & Other	0.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H865

Pacer Global Cash Cows Dividend ETF
GCOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Global Cash Cows Dividend ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,051,853,333
Number of Holdings	101
Portfolio Turnover	27%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Co.	2.6%
Philip Morris International, Inc.	2.5%
AT&T, Inc.	2.4%
International Business Machines Corp.	2.4%
AbbVie, Inc.	2.3%
Altria Group, Inc.	2.3%
Roche Holding AG	2.2%
3M Co.	2.2%

Top Sectors**	(%)
Energy	18.7%
Health Care	17.6%
Consumer Staples	15.2%
Communication Services	12.8%
Industrials	11.3%
Materials	8.7%
Utilities	6.3%
Consumer Discretionary	6.0%
Information Technology	2.9%
Cash & Other	0.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Global Cash Cows Dividend ETF	PAGE 1	TSR-SAR-69374H709

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Global Cash Cows Dividend ETF	PAGE 2	TSR-SAR-69374H709

Pacer Industrial Real Estate ETF
INDS (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrial Real Estate ETF	$29	0.55%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$181,587,176
Number of Holdings	30
Portfolio Turnover	7%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.38%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Public Storage	15.3%
Prologis, Inc.	14.5%
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
Extra Space Storage, Inc.	4.6%
EastGroup Properties, Inc.	4.6%
CubeSmart	4.4%
WP Carey, Inc.	4.4%
Rexford Industrial Realty, Inc.	4.3%
Segro PLC	4.2%
First Industrial Realty Trust, Inc.	4.2%

Top Sectors**	(%)
Real Estate	99.8%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrial Real Estate ETF	PAGE 1	TSR-SAR-69374H766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrial Real Estate ETF	PAGE 2	TSR-SAR-69374H766

Pacer Industrials and Logistics ETF
SHPP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrials and Logistics ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,096,631
Number of Holdings	98
Portfolio Turnover	20%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
SAP SE	10.7%
Union Pacific Corp.	7.7%
ABB Ltd.	5.6%
United Parcel Service, Inc.	5.4%
Norfolk Southern Corp.	4.3%
Canadian Pacific Kansas City Ltd.	3.9%
Canadian National Railway Co.	3.7%
FedEx Corp.	3.6%
DHL Group	3.6%
CSX Corp.	3.5%

Top Sectors**	(%)
Industrials	85.6%
Information Technology	13.1%
Energy	1.0%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrials and Logistics ETF	PAGE 1	TSR-SAR-69374H378

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrials and Logistics ETF	PAGE 2	TSR-SAR-69374H378

Pacer Lunt Large Cap Alternator ETF
ALTL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Alternator ETF	$32	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,059,747
Number of Holdings	101
Portfolio Turnover	38%
30-Day SEC Yield	1.55%
30-Day SEC Yield Unsubsidized	1.55%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.1%
T-Mobile US, Inc.	1.4%
Berkshire Hathaway, Inc. - Class B	1.4%
Visa, Inc.	1.3%
Fiserv, Inc.	1.2%
Coca-Cola Co.	1.2%
Loews Corp.	1.2%
Walmart, Inc.	1.2%
Republic Services, Inc.	1.2%
Kinder Morgan, Inc.	1.2%

Top Sectors**	(%)
Financials	23.4%
Industrials	15.1%
Consumer Staples	14.7%
Utilities	12.7%
Health Care	9.7%
Materials	6.5%
Consumer Discretionary	5.1%
Information Technology	4.1%
Energy	3.4%
Cash & Other	5.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt Large Cap Alternator ETF	PAGE 1	TSR-SAR-69374H717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Alternator ETF	PAGE 2	TSR-SAR-69374H717

Pacer Lunt Large Cap Multi-Factor Alternator ETF
PALC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$32	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$343,731,867
Number of Holdings	183
Portfolio Turnover	161%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Broadcom, Inc.	5.7%
Nvidia Corp.	5.5%
Amazon.com, Inc.	5.2%
Costco Wholesale Corp.	4.0%
Meta Platforms, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
Eli Lilly & Co.	3.4%
JPMorgan Chase & Co.	2.8%
MasterCard, Inc.	2.4%
Johnson & Johnson	2.3%

Top Sectors**	(%)
Information Technology	26.5%
Financials	19.9%
Industrials	12.4%
Consumer Staples	10.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Communication Services	6.9%
Energy	1.7%
Materials	1.5%
Cash & Other	1.7%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 1	TSR-SAR-69374H816

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 2	TSR-SAR-69374H816

Pacer Lunt MidCap Multi-Factor Alternator ETF
PAMC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt MidCap Multi-Factor Alternator ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$61,980,624
Number of Holdings	153
Portfolio Turnover	212%
30-Day SEC Yield	1.37%
30-Day SEC Yield Unsubsidized	1.37%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.1%
Illumina, Inc.	3.2%
Dynatrace, Inc.	2.1%
Penumbra, Inc.	1.4%
WP Carey, Inc.	1.3%
Floor & Decor Holdings, Inc.	1.3%
Paylocity Holding Corp.	1.1%
PNM Resources, Inc.	1.1%
Flowers Foods, Inc.	1.1%
Alcoa Corp.	1.0%

Top Sectors**	(%)
Industrials	15.4%
Financials	14.2%
Health Care	12.4%
Real Estate	11.1%
Information Technology	11.1%
Consumer Discretionary	9.8%
Utilities	8.8%
Materials	7.7%
Consumer Staples	5.4%
Cash & Other	4.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 1	TSR-SAR-69374H725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 2	TSR-SAR-69374H725

Pacer MSCI World Industry Advantage ETF
GLBL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of September 16, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer MSCI World Industry Advantage ETF	$8	0.66%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 16, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$813,192
Number of Holdings	384
Portfolio Turnover	0%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Securities	(%)
Amazon.com, Inc.	5.1%
Nvidia Corp.	5.1%
Apple, Inc.	4.9%
Microsoft Corp.	4.7%
Meta Platforms, Inc. - Class A	4.0%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	2.8%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	1.7%

Top Sectors**	(%)
Information Technology	34.8%
Financials	14.7%
Communication Services	14.2%
Consumer Discretionary	13.6%
Health Care	8.8%
Consumer Staples	4.7%
Real Estate	3.8%
Industrials	2.9%
Energy	1.3%
Cash & Other	1.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer MSCI World Industry Advantage ETF	PAGE 1	TSR-SAR-69374H295

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer MSCI World Industry Advantage ETF	PAGE 2	TSR-SAR-69374H295

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
QQQG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of August 19, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$10	0.50%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from August 19, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,074,738
Number of Holdings	50
Portfolio Turnover	0%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Securities	(%)
Nvidia Corp.	5.7%
Trade Desk, Inc. - Class A	5.3%
Broadcom, Inc.	4.8%
KLA Corp.	4.0%
Cintas Corp.	3.6%
Applied Materials, Inc.	3.5%
Diamondback Energy, Inc.	3.5%
Meta Platforms, Inc. - Class A	3.4%
NXP Semiconductors NV	3.1%
Alphabet, Inc. - Class A	3.0%

Top Sectors**	(%)
Information Technology	53.5%
Communication Services	16.2%
Industrials	12.2%
Consumer Discretionary	7.5%
Health Care	6.0%
Energy	3.5%
Consumer Staples	1.0%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H329

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H329

Pacer Nasdaq International Patent Leaders ETF
PATN (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of September 16, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq International Patent Leaders ETF	$8	0.66%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 16, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$806,952
Number of Holdings	100
Portfolio Turnover	0%
30-Day SEC Yield	1.55%
30-Day SEC Yield Unsubsidized	1.55%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Securities	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.5%
SAP SE	4.5%
Toyota Motor Corp.	4.3%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	4.0%
Novartis AG	3.7%
Roche Holding AG	3.5%
L’Oreal SA	3.1%
Siemens AG	2.5%

Top Sectors	(%)
Information Technology	39.5%
Industrials	14.9%
Health Care	13.3%
Consumer Discretionary	12.3%
Communication Services	10.3%
Materials	4.1%
Consumer Staples	3.9%
Financials	0.8%
Energy	0.6%
Cash & Other	0.3%

Top Ten Countries	(%)
Japan	29.0%
Taiwan	15.2%
Germany	10.5%
Switzerland	9.4%
China	9.2%
France	8.5%
South Korea	7.9%
Netherlands	6.5%
United Kingdom	1.2%
Cash & Other	2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Nasdaq International Patent Leaders ETF	PAGE 1	TSR-SAR-69374H311

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq International Patent Leaders ETF	PAGE 2	TSR-SAR-69374H311

Pacer Pacific Asset Floating Rate High Income ETF
FLRT (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Pacific Asset Floating Rate High Income ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Pacific Asset Floating Rate High Income ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$386,338,392
Number of Holdings	191
Portfolio Turnover	24%
30-Day SEC Yield	7.66%
30-Day SEC Yield Unsubsidized	7.66%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	3.7%
Neuberger Berman CLO Ltd.	3.0%
Aimco CDO	2.0%
OHA Credit Funding	1.8%
Symphony CLO Ltd.	1.7%
MajorDrive Holdings IV LLC	1.7%
RR Ltd./Cayman Islands	1.6%
SeaWorld Parks & Entertainment, Inc.	1.5%
UKG, Inc.	1.4%
SPX FLOW, Inc.	1.4%

Top Sectors**	(%)
Asset Backed Securities	29.3%
Industrials	18.3%
Consumer Discretionary	16.6%
Technology	7.5%
Financials	6.7%
Materials	5.7%
Energy	3.6%
Health Care	3.1%
Consumer Staples	2.2%
Cash & Other	7.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Pacific Asset Floating Rate High Income ETF	PAGE 1	TSR-SAR-69374H428

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Pacific Asset Floating Rate High Income ETF	PAGE 2	TSR-SAR-69374H428

Pacer Trendpilot 100 ETF
PTNQ (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot 100 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot 100 ETF	$34	0.65%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,317,653,548
Number of Holdings	105
Portfolio Turnover	1%
30-Day SEC Yield	1.98%
30-Day SEC Yield Unsubsidized	1.98%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	42.9%
Apple, Inc.	5.0%
Nvidia Corp.	4.7%
Microsoft Corp.	4.4%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.9%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.8%
Tesla Motors, Inc.	1.7%
Mount Vernon Liquid Assets Portfolio, LLC	1.6%

Top Sectors**	(%)
Information Technology	28.0%
Communication Services	9.2%
Consumer Discretionary	7.5%
Consumer Staples	3.3%
Health Care	3.3%
Industrials	2.6%
Materials	0.8%
Utilities	0.8%
Financials	0.3%
Cash & Other	44.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot 100 ETF	PAGE 1	TSR-SAR-69374H303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot 100 ETF	PAGE 2	TSR-SAR-69374H303

Pacer Trendpilot European Index ETF
PTEU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot European Index ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot European Index ETF	$33	0.65%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$30,345,661
Number of Holdings	297
Portfolio Turnover	8%
30-Day SEC Yield	2.62%
30-Day SEC Yield Unsubsidized	2.62%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.9%
ASML Holding NV	4.7%
SAP SE	4.5%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Siemens AG	2.5%
Schneider Electric SE	2.4%
TotalEnergies SE	2.2%
Allianz SE	2.2%
Sanofi SA	2.0%
Air Liquide SA	1.8%

Top Sectors**	(%)
Financials	21.5%
Industrials	18.1%
Consumer Discretionary	13.1%
Information Technology	12.4%
Health Care	7.3%
Consumer Staples	6.1%
Utilities	5.9%
Materials	5.1%
Communication Services	4.6%
Cash & Other	5.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot European Index ETF	PAGE 1	TSR-SAR-69374H808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot European Index ETF	PAGE 2	TSR-SAR-69374H808

Pacer Trendpilot Fund of Funds ETF
TRND (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot Fund of Funds ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot Fund of Funds ETF	$8	0.15%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,618,660
Number of Holdings	5
Portfolio Turnover	3%
30-Day SEC Yield	2.44%
30-Day SEC Yield Unsubsidized	2.44%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Pacer Trendpilot US Mid Cap ETF	20.3%
Pacer Trendpilot 100 ETF	20.2%
Pacer Trendpilot US Large Cap ETF	20.1%
Pacer Trendpilot US Bond ETF	19.8%
Pacer Trendpilot International ETF	19.5%

Top Sectors**	(%)
Cash & Other	100.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot Fund of Funds ETF	PAGE 1	TSR-SAR-69374H675

Pacer Trendpilot International ETF
PTIN (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot International ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot International ETF	$33	0.65%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$146,565,470
Number of Holdings	459
Portfolio Turnover	9%
30-Day SEC Yield	2.30%
30-Day SEC Yield Unsubsidized	2.30%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.7%
iShares MSCI South Korea ETF	4.0%
Novo Nordisk AS	2.1%
ASML Holding NV	1.6%
Nestle SA	1.5%
SAP SE	1.4%
Roche Holding AG	1.4%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.3%
Novartis AG	1.3%

Top Sectors**	(%)
Financials	23.1%
Industrials	15.2%
Health Care	12.1%
Consumer Discretionary	10.1%
Information Technology	8.9%
Consumer Staples	7.7%
Materials	6.0%
Energy	5.2%
Communication Services	3.5%
Cash & Other	8.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot International ETF	PAGE 1	TSR-SAR-69374H683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot International ETF	PAGE 2	TSR-SAR-69374H683

Pacer Trendpilot US Bond ETF
PTBD (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Bond ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Bond ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$177,219,541
Number of Holdings	1,165
Portfolio Turnover	316%
30-Day SEC Yield	6.06%
30-Day SEC Yield Unsubsidized	6.06%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.2%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.4%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	1.2%
Venture Global LNG, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Cloud Software Group, Inc.	0.9%
Bausch Health Cos., Inc.	0.8%
DISH DBS Corp.	0.8%

Top Sectors**	(%)
Consumer Discretionary	18.9%
Communications	12.7%
Financials	12.4%
Energy	11.8%
Health Care	8.5%
Industrials	8.4%
Materials	7.8%
Utilities	3.8%
Communication Services	3.8%
Cash & Other	11.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot US Bond ETF	PAGE 1	TSR-SAR-69374H642

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Bond ETF	PAGE 2	TSR-SAR-69374H642

Pacer Trendpilot US Large Cap ETF
PTLC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Large Cap ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Large Cap ETF	$32	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,153,451,015
Number of Holdings	505
Portfolio Turnover	2%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Apple, Inc.	7.1%
Nvidia Corp.	6.8%
Microsoft Corp.	6.3%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla Motors, Inc.	1.4%
Eli Lilly & Co.	1.4%

Top Sectors**	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Cash & Other	4.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot US Large Cap ETF	PAGE 1	TSR-SAR-69374H105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Large Cap ETF	PAGE 2	TSR-SAR-69374H105

Pacer Trendpilot US Mid Cap ETF
PTMC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer Trendpilot US Mid Cap ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Mid Cap ETF	$32	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$424,046,054
Number of Holdings	402
Portfolio Turnover	10%
30-Day SEC Yield	0.86%
30-Day SEC Yield Unsubsidized	0.86%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.0%
Illumina, Inc.	0.8%
Texas Pacific Land Corp.	0.8%
EMCOR Group, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Lennox International, Inc.	0.7%
Expand Energy Corp.	0.6%
Williams-Sonoma, Inc.	0.6%
United Therapeutics Corp.	0.6%
Interactive Brokers Group, Inc.	0.6%

Top Sectors**	(%)
Industrials	22.7%
Financials	17.1%
Consumer Discretionary	13.6%
Health Care	9.7%
Information Technology	9.4%
Real Estate	7.2%
Materials	6.6%
Energy	5.2%
Consumer Staples	4.4%
Cash & Other	4.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot US Mid Cap ETF	PAGE 1	TSR-SAR-69374H204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot US Mid Cap ETF	PAGE 2	TSR-SAR-69374H204

Pacer US Cash Cows 100 ETF
COWZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows 100 ETF	$25	0.49%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,921,226,076
Number of Holdings	101
Portfolio Turnover	56%
30-Day SEC Yield	1.54%
30-Day SEC Yield Unsubsidized	1.54%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Airbnb, Inc.	2.3%
Bristol-Myers Squibb Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
AT&T, Inc.	2.1%
Chevron Corp.	2.1%
Gen Digital, Inc.	2.1%
Expedia Group, Inc.	2.0%
HP, Inc.	2.0%
ConocoPhillips	2.0%
Qualcomm, Inc.	2.0%

Top Sectors**	(%)
Energy	21.5%
Information Technology	20.2%
Consumer Discretionary	19.7%
Industrials	10.3%
Consumer Staples	8.7%
Health Care	8.3%
Materials	6.1%
Communication Services	5.0%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H881

Pacer US Cash Cows Growth ETF
BUL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows Growth ETF	$32	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$64,018,615
Number of Holdings	51
Portfolio Turnover	0%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Booking Holdings, Inc.	5.8%
salesforce.com, Inc.	5.6%
Lululemon Athletica, Inc.	5.1%
Diamondback Energy, Inc.	5.0%
Lam Research Corp.	4.7%
Applied Materials, Inc.	4.7%
NVR, Inc.	3.7%
PulteGroup, Inc.	3.6%
Fortive Corp.	3.3%

Top Sectors**	(%)
Consumer Discretionary	35.5%
Information Technology	24.5%
Industrials	20.2%
Energy	8.1%
Materials	5.9%
Health Care	4.4%
Consumer Staples	1.3%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows Growth ETF	PAGE 1	TSR-SAR-69374H667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Growth ETF	PAGE 2	TSR-SAR-69374H667

Pacer US Export Leaders ETF
PEXL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Export Leaders ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$63,458,787
Number of Holdings	101
Portfolio Turnover	0%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
Booking Holdings, Inc.	1.2%
Coherent Corp.	1.2%
Altair Engineering, Inc.	1.2%
GXO Logistics, Inc.	1.2%
Rambus, Inc.	1.2%
Jabil, Inc.	1.2%
Garmin Ltd.	1.1%
Baker Hughes Co.	1.1%
Airbnb, Inc.	1.1%

Top Sectors**	(%)
Information Technology	36.5%
Materials	15.1%
Industrials	15.1%
Consumer Discretionary	10.1%
Health Care	7.2%
Energy	6.0%
Communication Services	5.4%
Consumer Staples	4.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Export Leaders ETF	PAGE 1	TSR-SAR-69374H402

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Export Leaders ETF	PAGE 2	TSR-SAR-69374H402

Pacer US Large Cap Cash Cows Growth Leaders ETF
COWG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Large Cap Cash Cows Growth Leaders ETF	$27	0.49%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$261,171,710
Number of Holdings	100
Portfolio Turnover	60%
30-Day SEC Yield	0.63%
30-Day SEC Yield Unsubsidized	0.63%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
AppLovin Corp.	4.6%
Texas Pacific Land Corp.	3.8%
Ubiquiti, Inc.	3.7%
Nvidia Corp.	2.8%
United Therapeutics Corp.	2.7%
GoDaddy, Inc.	2.2%
Cirrus Logic, Inc.	2.0%
DT Midstream, Inc.	2.0%
Fair Isaac Corp.	1.9%
TKO Group Holdings, Inc.	1.8%

Top Sectors**	(%)
Information Technology	50.2%
Health Care	13.9%
Energy	13.2%
Consumer Discretionary	5.1%
Industrials	5.0%
Communication Services	4.9%
Consumer Staples	3.3%
Materials	2.7%
Utilities	1.6%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H360

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H360

Pacer US Small Cap Cash Cows 100 ETF
CALF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows 100 ETF	$29	0.59%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,562,539,184
Number of Holdings	99
Portfolio Turnover	54%
30-Day SEC Yield	1.02%
30-Day SEC Yield Unsubsidized	1.02%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Peabody Energy Corp.	2.4%
SkyWest, Inc.	2.4%
Mueller Industries, Inc.	2.4%
Sylvamo Corp.	2.3%
SM Energy Co.	2.2%
Hanesbrands, Inc.	2.1%
Signet Jewelers Ltd.	2.0%
TEGNA, Inc.	2.0%
Andersons, Inc.	1.9%

Top Sectors**	(%)
Consumer Discretionary	27.6%
Energy	17.0%
Industrials	15.8%
Information Technology	13.2%
Health Care	10.4%
Materials	6.4%
Consumer Staples	4.8%
Communication Services	4.7%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows 100 ETF	PAGE 1	TSR-SAR-69374H857

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows 100 ETF	PAGE 2	TSR-SAR-69374H857

Pacer US Small Cap Cash Cows Growth Leaders ETF
CAFG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows Growth Leaders ETF	$31	0.59%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,559,327
Number of Holdings	99
Portfolio Turnover	74%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
ADMA Biologics, Inc.	3.7%
Omnicell, Inc.	2.9%
Clear Secure, Inc.	2.7%
Corcept Therapeutics, Inc.	2.6%
Adtalem Global Education, Inc.	2.3%
Frontdoor, Inc.	2.2%
Impinj, Inc.	2.2%
ACI Worldwide, Inc.	2.1%
Mueller Industries, Inc.	2.1%
CSW Industrials, Inc.	2.0%

Top Sectors**	(%)
Health Care	29.7%
Information Technology	25.3%
Industrials	15.8%
Consumer Discretionary	11.6%
Energy	6.5%
Communication Services	3.5%
Consumer Staples	3.2%
Materials	2.8%
Utilities	1.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-SAR-69374H352

Pacer WealthShield ETF
PWS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer WealthShield ETF	$31	0.60%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,445,339
Number of Holdings	221
Portfolio Turnover	261%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.1%
Apple, Inc.	4.3%
Nvidia Corp.	4.1%
Microsoft Corp.	3.8%
Tesla Motors, Inc.	2.8%
Procter & Gamble Co.	2.8%
Costco Wholesale Corp.	2.8%
NextEra Energy, Inc.	2.7%
Walmart, Inc.	2.6%
Prologis, Inc.	1.9%

Top Sectors**	(%)
Utilities	20.3%
Consumer Staples	20.0%
Real Estate	19.8%
Consumer Discretionary	19.8%
Information Technology	19.2%
Health Care	0.0%
Cash & Other	0.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer WealthShield ETF	PAGE 1	TSR-SAR-69374H840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer WealthShield ETF	PAGE 2	TSR-SAR-69374H840

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer Cash Cows Fund of Funds ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Data and Digital Revolution ETF
Pacer Developed Markets International Cash Cows 100 ETF
Pacer Emerging Markets Cash Cows 100 ETF
Pacer Global Cash Cows Dividend ETF
Pacer Industrial Real Estate ETF
Pacer Industrials and Logistics ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF
Pacer MSCI World Industry Advantage ETF
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Pacer Nasdaq International Patent Leaders ETF
Pacer Pacific Asset Floating Rate High Income ETF
Pacer Trendpilot 100 ETF
Pacer Trendpilot European Index ETF
Pacer Trendpilot Fund of Funds ETF
Pacer Trendpilot International ETF
Pacer Trendpilot US Bond ETF
Pacer Trendpilot US Large Cap ETF
Pacer Trendpilot US Mid Cap ETF
Pacer US Cash Cows 100 ETF
Pacer US Cash Cows Growth ETF
Pacer US Export Leaders ETF
Pacer US Large Cap Cash Cows Growth Leaders ETF
Pacer US Small Cap Cash Cows 100 ETF
Pacer US Small Cap Cash Cows Growth Leaders ETF
Pacer WealthShield ETF
October 31, 2024

Pacer Cash Cows Fund of Funds ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Pacer Developed Markets International Cash Cows 100 ETF(a)	585,420	$17,717,736
Pacer Global Cash Cows Dividend ETF(a)	512,174	18,049,012
Pacer US Cash Cows 100 ETF(a)	323,686	18,424,207
Pacer US Cash Cows Growth ETF(a)	400,807	18,367,582
Pacer US Small Cap Cash Cows 100 ETF(a)	405,341	17,956,606
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $82,901,444)		90,515,143
TOTAL INVESTMENTS - 99.9% (Cost $82,901,444)		$90,515,143
Other Assets in Excess of Liabilities - 0.1%(b)		98,720
TOTAL NET ASSETS - 100.0%		$90,613,863

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 25.0%
Airbnb, Inc. - Class A(a)	1,380	$186,010
Amazon.com, Inc.(a)	870	162,168
Aptiv PLC(a)	2,350	133,551
AutoZone, Inc.(a)	50	150,450
Best Buy Co., Inc.	1,650	149,209
Booking Holdings, Inc.	40	187,050
BorgWarner, Inc.	5,040	169,495
Caesars Entertainment, Inc.(a)	4,170	167,008
CarMax, Inc.(a)	2,060	149,103
Carnival Corp.(a)	9,400	206,800
Chipotle Mexican Grill, Inc.(a)	2,890	161,175
Darden Restaurants, Inc.	1,010	161,620
Deckers Outdoor Corp.(a)	1,040	167,326
Domino’s Pizza, Inc.	400	165,492
DR Horton, Inc.	830	140,270
eBay, Inc.	2,560	147,226
Expedia Group, Inc.(a)	1,200	187,572
Ford Motor Co.	15,170	156,099
Garmin Ltd.	940	186,449
General Motors Co.	3,500	177,660
Genuine Parts Co.	1,180	135,346
Hasbro, Inc.	2,360	154,887
Hilton Worldwide Holdings, Inc.	750	176,137
Home Depot, Inc.	430	169,312
Las Vegas Sands Corp.	4,050	209,992
Lennar Corp. - Class A	870	148,161
LKQ Corp.	3,950	145,320
Lowe’s Cos., Inc.	640	167,571
Lululemon Athletica, Inc.(a)	610	181,719
Marriott International, Inc.	700	182,014
McDonald’s Corp.	550	160,661
MGM Resorts International(a)	4,440	163,703
Mohawk Industries, Inc.(a)	1,040	139,641
NIKE, Inc. - Class B	2,050	158,117
Norwegian Cruise Line Holdings Ltd.(a)	8,390	212,603
NVR, Inc.(a)	20	183,056
O’Reilly Automotive, Inc.(a)	140	161,440
Pool Corp.	460	166,354
PulteGroup, Inc.	1,160	150,255
Ralph Lauren Corp.	910	180,116
Ross Stores, Inc.	1,050	146,706
Royal Caribbean Cruises Ltd.	970	200,160
Starbucks Corp.	1,650	161,205
Tapestry, Inc.	3,790	179,836
Tesla Motors, Inc.(a)	700	174,895
TJX Cos., Inc.	1,350	152,591
Tractor Supply Co.	570	151,341
Ulta Beauty, Inc.(a)	430	158,661
Wynn Resorts Ltd.	2,070	198,761
Yum! Brands, Inc.	1,210	158,704
		8,340,998

	Shares	Value
Industrials - 25.2%(b)
3M Co.	780	$100,207
A O Smith Corp.	1,290	96,879
Allegion PLC	730	101,930
Amentum Holdings, Inc.(a)	4,100	121,934
AMETEK, Inc.	620	113,671
Automatic Data Processing, Inc.	370	107,019
Axon Enterprise, Inc.(a)	270	114,345
Boeing Co.(a)	660	98,544
Broadridge Financial Solutions, Inc.	490	103,321
Builders FirstSource, Inc.(a)	560	95,984
Carrier Global Corp.	1,350	98,172
Caterpillar, Inc.	300	112,860
CH Robinson Worldwide, Inc.	1,030	106,131
Cintas Corp.	500	102,905
Copart, Inc.(a)	2,060	106,028
CSX Corp.	3,080	103,611
Cummins, Inc.	340	111,853
Dayforce, Inc.(a)	1,740	123,453
Deere & Co.	260	105,219
Delta Air Lines, Inc.	2,290	131,034
Dover Corp.	560	106,025
Eaton Corp. PLC	340	112,737
Emerson Electric Co.	1,010	109,353
Equifax, Inc.	340	90,107
Expeditors International of Washington, Inc.	860	102,340
Fastenal Co.	1,480	115,706
FedEx Corp.	360	98,586
Fortive Corp.	1,400	100,002
GE Vernova, Inc.(a)	460	138,763
Generac Holdings, Inc.(a)	740	122,507
General Dynamics Corp.	340	99,147
General Electric Co.	580	99,632
Honeywell International, Inc.	510	104,897
Howmet Aerospace, Inc.	1,080	107,698
Hubbell, Inc.	260	111,028
Huntington Ingalls Industries, Inc.	400	73,984
IDEX Corp.	520	111,613
Illinois Tool Works, Inc.	410	107,063
Ingersoll Rand, Inc.	1,140	109,440
Jacobs Solutions, Inc.	880	123,710
JB Hunt Trasport Services, Inc.	610	110,178
Johnson Controls International PLC	1,420	107,281
L3Harris Technologies, Inc.	450	111,361
Leidos Holdings, Inc.	660	120,886
Lockheed Martin Corp.	180	98,289
Masco Corp.	1,290	103,084
Nordson Corp.	410	101,635
Norfolk Southern Corp.	420	105,181
Northrop Grumman Corp.	200	101,804
Old Dominion Freight Line, Inc.	540	108,713
Otis Worldwide Corp.	1,100	108,020
PACCAR, Inc.	1,090	113,665

The accompanying notes are an integral part of these financial statements.

2

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Parker-Hannifin Corp.	180	$114,133
Paychex, Inc.	770	107,284
Paycom Software, Inc.	610	127,508
Pentair PLC	1,130	112,006
Quanta Services, Inc.	380	114,619
Republic Services, Inc.	500	99,000
Rockwell Automation, Inc.	390	104,017
Rollins, Inc.	2,050	96,637
RTX Corp.	870	105,261
Snap-On, Inc.	370	122,148
Southwest Airlines Co.	3,600	110,088
Stanley Black & Decker, Inc.	1,020	94,799
Textron, Inc.	1,180	94,896
Trane Technologies PLC	280	103,645
TransDigm Group, Inc.	80	104,184
Uber Technologies, Inc.(a)	1,430	103,031
Union Pacific Corp.	420	97,469
United Airlines Holdings, Inc.(a)	2,060	161,216
United Parcel Service, Inc. - Class B	810	108,589
United Rentals, Inc.	140	113,792
Veralto Corp.	940	96,059
Verisk Analytics, Inc.	380	104,394
W.W. Grainger, Inc.	100	110,923
Waste Management, Inc.	500	107,925
Westinghouse Air Brake Technologies Corp.	610	114,668
Xylem, Inc.	790	96,206
		8,414,032
Information Technology - 24.3%
Accenture PLC - Class A	340	117,239
Adobe, Inc.(a)	220	105,178
Advanced Micro Devices, Inc.(a)	770	110,934
Akamai Technologies, Inc.(a)	1,190	120,285
Amphenol Corp.	1,840	123,317
Analog Devices, Inc.	520	116,017
Ansys, Inc.(a)	370	118,552
Apple, Inc.	530	119,732
Applied Materials, Inc.	620	112,580
Arista Networks, Inc.(a)	330	127,525
Autodesk, Inc.(a)	440	124,872
Broadcom, Inc.	700	118,839
Cadence Design System, Inc.(a)	440	121,493
CDW Corp.	530	99,762
Cisco Systems, Inc.	2,350	128,709
Cognizant Technology Solutions Corp.	1,520	113,377
Corning, Inc.	2,750	130,872
Crowdstrike Holdings, Inc. - Class A(a)	450	133,591
Dell Technologies, Inc. - Class C	1,020	126,103
Enphase Energy, Inc.(a)	1,060	88,022
EPAM Systems, Inc.(a)	580	109,417
F5, Inc.(a)	560	130,973
Fair Isaac Corp.(a)	60	119,587

	Shares	Value
First Solar, Inc.(a)	510	$99,185
Fortinet, Inc.(a)	1,560	122,710
Gartner, Inc.(a)	230	115,575
Gen Digital, Inc.	4,420	128,666
GoDaddy, Inc. - Class A(a)	770	128,436
Hewlett Packard Enterprise Co.	6,820	132,922
HP, Inc.	3,510	124,675
Intel Corp.	5,950	128,044
International Business Machines Corp.	550	113,696
Intuit, Inc.	180	109,854
Jabil, Inc.	1,100	135,399
Juniper Networks, Inc.	3,030	117,867
Keysight Technologies, Inc.(a)	780	116,228
KLA Corp.	160	106,597
Lam Research Corp.	1,520	113,012
Microchip Technology, Inc.	1,510	110,789
Micron Technology, Inc.	1,280	127,552
Microsoft Corp.	270	109,714
Monolithic Power Systems, Inc.	130	98,709
Motorola Solutions, Inc.	270	121,324
NetApp, Inc.	1,000	115,310
Nvidia Corp.	980	130,105
NXP Semiconductors NV	510	119,595
ON Semiconductor Corp.(a)	1,630	114,899
Oracle Corp.	720	120,845
Palantir Technologies, Inc. - Class A(a)	3,290	136,732
Palo Alto Networks, Inc.(a)	340	122,512
PTC, Inc.(a)	680	126,024
Qorvo, Inc.(a)	1,090	77,673
Qualcomm, Inc.	700	113,939
Roper Technologies, Inc.	210	112,923
salesforce.com, Inc.	460	134,030
Seagate Technology Holdings PLC	1,150	115,426
ServiceNow, Inc.(a)	130	121,289
Skyworks Solutions, Inc.	1,140	99,841
Super Micro Computer, Inc.(a)	2,560	74,522
Synopsys, Inc.(a)	240	123,266
TE Connectivity PLC	800	117,936
Teledyne Technologies, Inc.(a)	270	122,936
Teradyne, Inc.	890	94,527
Texas Instruments, Inc.	590	119,864
Trimble, Inc.(a)	2,070	125,235
Tyler Technologies, Inc.(a)	200	121,118
VeriSign, Inc.(a)	640	113,178
Western Digital Corp.(a)	1,800	117,558
Zebra Technologies Corp.(a)	350	133,690
		8,102,903
Materials - 25.2%(b)
Air Products & Chemicals, Inc.	1,040	322,951
Albemarle Corp.	3,390	321,135
Amcor PLC	26,980	300,287
Avery Dennison Corp.	1,350	279,490
Ball Corp.	4,490	266,032
Celanese Corp.	2,410	303,588

The accompanying notes are an integral part of these financial statements.

3

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
CF Industries Holdings, Inc.	3,750	$308,363
Corteva, Inc.	5,240	319,221
Dow, Inc.	5,910	291,836
DuPont de Nemours, Inc.	3,640	302,084
Eastman Chemical Co.	2,880	302,659
Ecolab, Inc.	1,180	289,961
FMC Corp.	4,670	303,503
Freeport-McMoRan, Inc.	6,950	312,889
International Flavors & Fragrances, Inc.	2,860	284,370
International Paper Co.	5,790	321,577
Linde PLC	630	287,375
LyondellBasell Industries NV	3,180	276,183
Martin Marietta Materials, Inc.	540	319,864
Mosaic Co.	11,240	300,782
Newmont Goldcorp Corp.	5,520	250,829
Nucor Corp.	2,070	293,609
Packaging Corp. of America	1,410	322,805
PPG Industries, Inc.	2,340	291,353
Sherwin-Williams Co.	790	283,428
Smurfit WestRock PLC	6,280	323,420
Steel Dynamics, Inc.	2,500	326,250
Vulcan Materials Co.	1,190	325,977
		8,431,821
TOTAL COMMON STOCKS (Cost $33,292,529)		33,289,754

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	4,182,473	4,182,473
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,182,473)		4,182,473
TOTAL INVESTMENTS - 112.2% (Cost $37,475,002)		$37,472,227
Liabilities in Excess of Other Assets - (12.2)%		(4,065,003)
TOTAL NET ASSETS - 100.0%		$33,407,224

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Pacer Data & Infrastructure Real Estate ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 63.7%
American Tower Corp.(a)	289,163	$61,747,867
Crown Castle, Inc.	173,995	18,702,723
Digital Realty Trust, Inc.(a)	433,915	77,336,670
Equinix, Inc.	79,139	71,864,543
Iron Mountain, Inc.	176,813	21,877,073
Keppel DC REIT	8,564,283	14,825,163
SBA Communications Corp.	85,160	19,541,665
Uniti Group, Inc.(a)	1,531,904	7,766,753
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $270,524,968)		293,662,457
COMMON STOCKS - 36.3%
Communication Services - 24.9%
Cellnex Telecom SA(b)	507,737	18,576,214
China Tower Corp. Ltd. - Class H(b)	169,315,310	22,867,498
Chorus Ltd.	2,575,487	13,563,008
Eutelsat Communications SACA(a)(c)	850,820	3,548,817
HKBN Ltd.	5,560,977	2,453,456
Infrastrutture Wireless Italiane SpA(b)	1,680,396	18,881,674
Iridium Communications, Inc.	674,078	19,770,708
Sarana Menara Nusantara Tbk PT	121,257,030	6,180,671
SES SA	2,320,016	9,238,656
		115,080,702
Financials - 3.8%
DigitalBridge Group, Inc.(a)	1,103,082	17,307,357
Information Technology - 7.6%
GDS Holdings Ltd. - ADR(a)(c)	712,910	15,619,858
NEXTDC Ltd.(c)	1,789,126	19,242,198
		34,862,056
TOTAL COMMON STOCKS (Cost $178,132,738)		167,250,115

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	34,949,187	$34,949,187
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,949,187)		34,949,187
TOTAL INVESTMENTS - 107.6% (Cost $483,606,893)		$495,861,759
Liabilities in Excess of Other Assets - (7.6)%		(34,610,828)
TOTAL NET ASSETS - 100.0%		$461,250,931

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $33,256,333 which represented 7.2% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $60,325,386 or 13.1% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Pacer Data and Digital Revolution ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Industrials - 9.0%
AAON, Inc.	1,542	$176,127
Atkore, Inc.	674	57,802
Carrier Global Corp.	17,204	1,251,075
Johnson Controls International PLC	12,690	958,730
Legrand SA	4,986	560,790
Lennox International, Inc.	674	406,132
Nexans SA	833	115,304
nVent Electric PLC	3,153	235,119
SPX Technologies, Inc.(a)	883	126,702
		3,887,781
Information Technology - 90.9%(b)
Advanced Micro Devices, Inc.(a)	13,634	1,964,250
Akamai Technologies, Inc.(a)	2,891	292,222
Ambarella, Inc.(a)	775	43,547
Arista Networks, Inc.(a)	3,406	1,316,215
AvePoint, Inc.(a)	3,553	43,133
Belden, Inc.	771	87,794
BlackBerry Ltd.(a)	11,212	25,336
Broadcom, Inc.	25,555	4,338,472
Calix, Inc.(a)	1,254	44,366
Check Point Software Technologies Ltd.(a)	2,116	366,512
Ciena Corp.(a)	2,727	173,192
Cisco Systems, Inc.	33,935	1,858,620
CommVault Systems, Inc.(a)	832	129,950
Computacenter PLC	2,151	60,563
Confluent, Inc. - Class A(a)	4,651	121,717
Couchbase, Inc.(a)	957	15,379
Credo Technology Group Holding Ltd.(a)	3,135	118,189
Crowdstrike Holdings, Inc. - Class A(a)	4,393	1,304,150
CyberArk Software Ltd.(a)	821	227,023
Datadog, Inc. - Class A(a)	5,861	735,204
Digi International, Inc.(a)	683	19,786
DigitalOcean Holdings, Inc.(a)	1,751	69,305
Dropbox, Inc. - Class A(a)	4,759	123,020
DXC Technology Co.(a)	3,424	68,001
Dynatrace, Inc.(a)	5,663	304,669
Elastic NV(a)	1,924	154,363
Extreme Networks, Inc.(a)	2,469	36,862
F5, Inc.(a)	1,109	259,373
Fortinet, Inc.(a)	14,538	1,143,559
Hewlett Packard Enterprise Co.	24,710	481,598
Infinera Corp.(a)	4,476	30,079
Informatica, Inc. - Class A(a)	4,915	134,179
Intel Corp.	81,484	1,753,536
InterDigital, Inc.	478	71,910
Juniper Networks, Inc.	6,261	243,553
Marvell Technology, Inc.	16,493	1,321,254
MaxLinear, Inc.(a)	1,593	20,661
MicroStrategy, Inc.(a)	3,320	811,740

	Shares	Value
MongoDB, Inc.(a)	1,398	$378,019
Motorola Solutions, Inc.	3,178	1,428,034
NET One Systems Co. Ltd.	1,529	37,290
NetApp, Inc.	3,900	449,709
NetScout Systems, Inc.(a)	1,351	28,412
Nokia OYJ	106,710	501,048
Nutanix, Inc.(a)	4,683	290,814
NVIDIA Corp.	36,168	4,801,664
Okta, Inc.(a)	3,061	220,055
Oracle Corp.	28,685	4,814,490
Oracle Corp. Japan	2,444	235,616
Palo Alto Networks, Inc.(a)	3,511	1,265,119
Pure Storage, Inc.(a)	6,179	309,259
Qorvo, Inc.(a)	1,802	128,411
Qualys, Inc.(a)	695	82,872
Rapid7, Inc.(a)	1,190	48,100
Seagate Technology Holdings PLC	3,991	400,577
Semtech Corp.(a)	1,222	54,000
SentinelOne, Inc. - Class A(a)	5,448	140,504
Snowflake, Inc.(a)	6,365	730,829
SolarWinds Corp.	3,220	42,118
Super Micro Computer, Inc.(a)	11,092	322,888
TE Connectivity PLC	5,780	852,088
Tenable Holdings, Inc.(a)	2,264	89,677
Teradata Corp.(a)	1,824	58,788
Trend Micro, Inc.	2,682	142,107
Varonis Systems, Inc.(a)	2,134	107,490
Western Digital Corp.(a)	6,212	405,706
Zscaler, Inc.(a)	2,876	519,952
		39,198,918
TOTAL COMMON STOCKS (Cost $35,757,369)		43,086,699
TOTAL INVESTMENTS - 99.9% (Cost $35,757,369)		$43,086,699
Other Assets in Excess of Liabilities - 0.1%		50,376
TOTAL NET ASSETS - 100.0%		$43,137,075

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

6

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 3.9%
BHP Group Ltd.	931,818	$26,148,032
Fortescue Ltd.	1,703,427	21,489,997
MMG Ltd.(a)	9,849,350	3,458,757
Whitehaven Coal Ltd.	269,523	1,207,908
		52,304,694
Canada - 7.9%
Canadian Natural Resources Ltd.	777,095	26,426,867
Cenovus Energy, Inc.	1,184,461	19,046,994
Imperial Oil Ltd.(b)	243,053	18,102,588
Nutrien Ltd.	288,993	13,779,757
Suncor Energy, Inc.	718,169	27,125,243
		104,481,449
Finland - 1.5%
Fortum Oyj	506,919	7,460,449
Nokia OYJ	2,744,510	12,911,583
		20,372,032
France - 13.8%
Bouygues SA	371,380	11,888,781
Carrefour SA	1,138,819	18,005,215
Cie de Saint-Gobain SA	287,412	25,942,206
Cie Generale des Etablissements Michelin SCA	448,598	15,151,217
Eiffage SA	138,891	12,911,169
Engie SA	1,686,718	28,282,290
Publicis Groupe SA	106,331	11,302,433
Rexel SA	162,100	4,439,840
Teleperformance SE	56,315	5,935,761
TOTAL SA	389,668	24,329,613
Vinci SA	228,506	25,526,814
		183,715,339
Germany - 8.3%
Brenntag SE	92,789	6,039,718
Deutsche Post AG	640,595	25,733,059
Deutsche Telekom AG	1,119,761	33,885,276
Evonik Industries AG	255,725	5,627,269
Fresenius SE & Co. KGaA(a)	606,309	22,106,836
HeidelbergCement AG	110,911	12,209,101
Zalando SE(a)(c)	174,573	5,244,805
		110,846,064
Italy - 2.1%
Eni SpA	1,808,290	27,561,115
Japan - 18.8%
Aisin Corp.	861,613	9,087,369
ANA Holdings, Inc.	724,256	14,347,838
Bridgestone Corp.	292,202	10,552,273
Denso Corp.	1,349,940	19,697,361
ENEOS Holdings, Inc.	4,239,042	21,661,131
Inpex Corp.	1,450,335	19,219,755
Isuzu Motors Ltd.	390,675	5,133,491

	Shares	Value
Japan Airlines Co. Ltd.	419,812	$6,784,575
JFE Holdings, Inc.	728,501	8,870,125
Kawasaki Kisen Kaisha Ltd.	1,018,867	14,253,006
Koito Manufacturing Co. Ltd.	161,764	2,121,862
Mazda Motor Corp.	764,818	5,574,805
Mitsubishi Motors Corp.	1,410,791	4,271,185
NIPPON EXPRESS HOLDINGS INC	116,634	5,782,572
Nippon Yusen KK	808,777	27,349,587
Niterra Co. Ltd.	99,294	2,868,900
Obayashi Corp.	471,243	5,863,399
Ono Pharmaceutical Co. Ltd.	254,643	3,205,244
SCREEN Holdings Co. Ltd.	49,070	3,239,253
Shionogi & Co. Ltd.	310,430	4,472,366
Subaru Corp.	696,663	12,753,509
TDK Corp.	751,156	9,108,891
Tokyo Gas Co. Ltd.	552,949	13,716,367
Toyota Tsusho Corp.	883,288	15,364,816
USS Co. Ltd.	169,975	1,435,290
Yakult Honsha Co. Ltd.	127,875	2,792,479
		249,527,449
Luxembourg - 2.9%
ArcelorMittal	671,323	16,561,633
Tenaris SA - ADR	658,680	21,657,398
		38,219,031
Netherlands - 5.7%
Koninklijke Ahold Delhaize NV	848,464	27,973,572
Randstad Holding NV	106,547	4,908,211
Shell PLC - ADR(b)	387,587	26,181,502
Stellantis NV	1,246,572	17,079,635
		76,142,920
Norway - 1.7%
Equinor ASA - ADR(b)	978,646	22,978,608
Poland - 0.3%
LPP SA	935	3,389,382
Portugal - 0.9%
Galp Energia SGPS SA	369,435	6,297,028
Jeronimo Martins SGPS SA	289,375	5,624,891
		11,921,919
Singapore - 1.4%
Seatrium Ltd.(a)	1,650,175	2,374,353
Singapore Airlines Ltd.	3,419,307	16,727,545
		19,101,898
South Korea - 4.4%
Doosan Enerbility Co. Ltd.(a)	475,330	6,906,063
Hanwha Aerospace Co. Ltd.	26,154	6,974,400
Hanwha Industrial Solutions Co. Ltd./ New(a)	28,955	887,534
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	64,530	8,575,943

The accompanying notes are an integral part of these financial statements.

7

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Hyundai Mobis Co. Ltd.	49,444	$8,939,332
Kia Corp.	308,579	20,549,572
Krafton, Inc.(a)	15,750	3,777,717
LG H&H Co. Ltd.	7,088	1,702,661
		58,313,222
Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	142,221	6,806,831
Telefonica SA	5,779,563	27,120,876
		33,927,707
Sweden - 1.5%
H & M Hennes & Mauritz AB - Class B	720,174	10,696,607
SSAB AB - Class B	1,190,821	5,601,734
Tele2 AB - Class B	398,674	4,177,741
		20,476,082
Switzerland - 4.1%
Glencore PLC	4,578,539	23,987,265
Holcim Ltd.	261,111	25,725,579
Logitech International SA	60,100	4,924,644
		54,637,488
United Kingdom - 16.4%
Associated British Foods PLC	340,800	9,760,120
B&M European Value Retail SA	671,007	3,353,651
BP PLC - ADR	771,521	22,651,856
British American Tobacco PLC - ADR	875,848	30,637,163
Bunzl PLC	146,997	6,467,322
Centrica PLC	10,743,207	16,249,461
Imperial Brands PLC	612,542	18,458,720
International Consolidated Airlines Group SA	3,650,666	9,927,861
JD Sports Fashion PLC	2,796,613	4,471,580
Kingfisher PLC	2,017,540	7,609,481
Marks & Spencer Group PLC	1,120,675	5,430,545
Rio Tinto PLC	401,793	25,987,643
Tesco PLC	4,886,204	21,560,489
Vodafone Group PLC - ADR	3,009,886	27,901,643
WPP PLC	722,525	7,581,891
		218,049,426
United States - 0.2%
Samsonite International SA(c)	852,230	2,001,739
TOTAL COMMON STOCKS (Cost $1,278,446,581)		1,307,967,564

	Shares	Value
PREFERRED STOCKS - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA 0.00%,	172,558	$14,937,145
TOTAL PREFERRED STOCKS (Cost $15,135,474)		14,937,145
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	46,961,687	46,961,686
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,961,686)		46,961,686
TOTAL INVESTMENTS - 102.9% (Cost $1,340,543,741)		$1,369,866,395
Liabilities in Excess of Other Assets - (2.9)%		(39,561,633)
TOTAL NET ASSETS - 100.0%		$1,330,304,762

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $45,593,449 which represented 3.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $7,246,544 or 0.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Brazil - 13.3%
Ambev SA - ADR - ADR	968,849	$2,112,091
Auren Energia SA	250,446	444,927
CPFL Energia SA	184,733	1,048,788
CSN Mineracao SA	988,877	1,060,568
Embraer SA - ADR(a)(b)	15,500	519,560
Gerdau SA - ADR - ADR(b)	195,964	611,408
Lojas Renner SA	151,875	489,182
M Dias Branco SA	57,165	246,226
Petroleo Brasileiro SA - ADR - ADR	151,960	1,879,745
PRIO SA/Brazil	97,742	693,556
Sendas Distribuidora S/A(a)	168,605	219,036
Telefonica Brasil SA	201,806	1,839,011
TIM SA/Brazil	454,351	1,302,322
Vale SA - ADR - ADR	185,565	1,985,546
		14,451,966
Cayman Islands - 4.8%
Baidu, Inc. - ADR(a)(b)	21,823	1,990,912
Xiaomi Corp. - Class B(a)(c)	944,555	3,244,057
		5,234,969
Chile - 2.8%
Cencosud SA	535,244	1,110,104
Falabella SA(a)	329,839	1,183,951
Latam Airlines Group SA(a)	56,699,990	758,422
		3,052,477
China - 24.7%
Alibaba Group Holding Ltd. - ADR(b)	27,161	2,661,235
China Coal Energy Co. Ltd. - Class H	1,694,836	2,114,703
China Feihe Ltd.(c)	635,687	479,171
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,103,485	1,638,031
CRRC Corp Ltd. - Class H	3,322,040	2,153,700
Hisense Home Appliances Group Co. Ltd.	279,278	883,734
JD Health International, Inc.(a)(c)	174,037	622,352
JD Logistics, Inc.(a)(c)	1,120,911	2,278,128
JD.com, Inc. - ADR	71,969	2,923,381
Kingsoft Corp. Ltd.	116,839	404,287
Li Auto, Inc. - ADR(a)(b)	105,125	2,629,176
Sinotruk Hong Kong Ltd.	444,247	1,200,034
Tianqi Lithium Corp. - Class H	584,007	1,956,932
Weichai Power Co. Ltd. - Class H	1,118,382	1,694,671
Yangzijiang Shipbuilding Holdings Ltd.	500,704	978,278
ZTE Corp. - Class H	871,270	2,178,708
		26,796,521
Czech Republic - 1.8%
CEZ AS	50,576	1,959,780

	Shares	Value
Greece - 0.9%
Hellenic Telecommunications Organization SA	31,539	$520,430
OPAP SA	28,311	482,869
		1,003,299
Hong Kong - 1.4%
China Medical System Holdings Ltd.	328,179	328,850
Kunlun Energy Co. Ltd.	1,246,121	1,186,156
		1,515,006
Indonesia - 3.7%
Adaro Energy Tbk PT	7,146,011	1,648,204
Perusahaan Gas Negara Tbk PT	5,986,267	596,911
Telekom Indonesia Persero Tbk PT	9,737,230	1,749,537
		3,994,652
Malaysia - 3.3%
Malaysia Airports Holdings Bhd	135,485	313,729
MISC Bhd	330,072	566,828
Telekom Malaysia Bhd	274,210	406,399
Tenaga Nasional Bhd	724,232	2,322,041
		3,608,997
Mexico - 7.8%
Cemex SAB de CV - ADR - ADR	128,382	670,154
Coca-Cola Femsa SAB de CV - ADR	11,958	996,939
Fomento Economico Mexicano SAB de CV - ADR - ADR	15,506	1,502,376
Gruma SAB de CV - Class B	30,179	518,832
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,016	542,869
Grupo Mexico SAB de CV - Class B	410,754	2,155,229
Kimberly-Clark de Mexico SAB de CV - Class A	271,463	391,128
Wal-Mart de Mexico SAB de CV	624,422	1,724,147
		8,501,674
Qatar - 1.2%
Industries Qatar QSC	348,286	1,277,017
Russia - 0.0%(d)
Alrosa PJSC(e)	91,900	0
Inter RAO UES PJSC(e)	1,901,988	0
LUKOIL PJSC - ADR - ADR(a)(e)	2,652	0
Magnit PJSC(e)	1,958	0
Magnitogorsk Iron & Steel Works PJSC(e)	106,418	0
Magnitogorsk Iron & Steel Works PJSC - GDR(a)(e)	2,458	0
Severstal PAO(e)	9,320	0
Severstal PAO - GDR(a)(e)	2,129	0

The accompanying notes are an integral part of these financial statements.

9

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Russia - (Continued)
Surgutneftegas PJSC(e)	477,461	$0
TATNEFT PJSC ADS (REPR 6 ORD RUB0.1)(a)(e)	3,600	0
		0
South Africa - 5.4%
African Rainbow Minerals Ltd.	14,377	144,822
Clicks Group Ltd.	13,226	282,330
Exxaro Resources Ltd.	69,678	654,689
Harmony Gold Mining Co. Ltd. - ADR	34,670	375,823
Kumba Iron Ore Ltd.	38,033	716,220
Mr Price Group Ltd.	32,042	464,981
MTN Group Ltd.	196,202	974,110
MultiChoice Group(a)	31,812	200,778
Sasol Ltd.	102,543	571,053
Vodacom Group Ltd.	238,807	1,490,004
		5,874,810
Taiwan - 18.0%
Catcher Technology Co. Ltd.	48,740	359,009
Cheng Shin Rubber Industry Co. Ltd.	339,378	490,954
Chicony Electronics Co. Ltd.	68,448	349,290
China Airlines Ltd.	873,985	616,481
Compal Electronics, Inc.	514,207	575,353
Eva Airways Corp.	1,064,181	1,240,548
Giant Manufacturing Co. Ltd.	49,283	279,947
Hon Hai Precision Industry Co. Ltd.	387,148	2,555,612
Largan Precision Co. Ltd.	7,433	530,100
Lite-On Technology Corp.	131,111	419,441
MediaTek, Inc.	53,857	2,168,400
Novatek Microelectronics Corp.	40,219	631,403
Pegatron Corp.	577,858	1,785,516
Pou Chen Corp.	523,268	617,339
Powertech Technology, Inc.	74,705	294,949
President Chain Store Corp.	112,066	1,031,819
Quanta Computer, Inc.	251,736	2,384,578
Synnex Technology International Corp.	197,893	437,909
Uni-President Enterprises Corp.	616,891	1,727,064
Wistron Corp.	283,112	980,819
		19,476,531
Thailand - 3.8%
PTT Exploration & Production PCL	465,553	1,745,220
PTT PCL	2,411,362	2,393,855
		4,139,075

	Shares	Value
Turkey - 5.4%
AG Anadolu Grubu Holding AS	64,235	$543,181
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(a)	14,819	210,078
Enka Insaat ve Sanayi AS	292,355	401,695
KOC Holding AS	322,415	1,590,198
Migros Ticaret AS	23,133	274,605
Oyak Cimento Fabrikalari AS(a)	88,578	148,125
Tofas Turk Otomobil Fabrikasi AS	37,639	206,512
Turk Traktor ve Ziraat Makineleri AS	12,054	253,991
Turkcell Iletisim Hizmetleri AS	191,450	473,527
Turkiye Petrol Rafinerileri AS	419,084	1,768,555
		5,870,467
United Arab Emirates - 0.3%
National Marine Dredging Co.	47,129	346,438
TOTAL COMMON STOCKS (Cost $99,961,599)		107,103,679
PREFERRED STOCKS - 0.9%
Brazil - 0.9%
Cia Energetica de Minas Gerais 0.00%,	500,459	982,582
TOTAL PREFERRED STOCKS (Cost $968,586)		982,582
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(f)	5,872,998	5,872,998
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,872,998)		5,872,998
TOTAL INVESTMENTS - 104.9% (Cost $106,803,183)		$113,959,259
Liabilities in Excess of Other Assets - (4.9)%		(5,424,079)
TOTAL NET ASSETS - 100.0%		$108,535,180

The accompanying notes are an integral part of these financial statements.

10

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $5,301,436 which represented 4.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $6,623,708 or 6.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 5.8%
Ampol Ltd.	158,235	$2,905,343
Atlas Arteria Ltd.	1,145,529	3,678,889
BHP Group Ltd. - ADR(a)	688,350	38,175,891
Coles Group Ltd.	553,498	6,407,264
Endeavour Group Ltd.	811,220	2,503,815
Fortescue Ltd.	2,473,714	31,207,740
Origin Energy Ltd.	841,120	5,330,586
Santos Ltd.	1,836,401	8,193,849
Sonic Healthcare Ltd.	213,071	3,776,169
Telstra Group Ltd.	6,019,033	15,131,459
Worley Ltd.	193,640	1,784,078
		119,095,083
Canada - 3.7%
Canadian Natural Resources Ltd.	920,191	31,304,898
Enbridge, Inc.(a)	1,110,833	44,877,653
		76,182,551
Finland - 0.5%
Kone Oyj - Class B - Class B	202,760	11,084,940
France - 10.2%
Cie Generale des Etablissements Michelin SCA	270,930	9,150,551
Danone SA	236,355	16,891,131
Engie SA	2,447,113	41,032,325
Kering	55,080	13,711,135
Orange SA	2,019,111	22,171,501
Sanofi SA - ADR	807,539	42,702,662
TotalEnergies SE - ADR(a)	566,207	35,421,910
Vinci SA	246,050	27,486,686
		208,567,901
Germany - 4.4%
BASF SE	687,561	33,389,708
Daimler AG	564,544	34,204,367
Deutsche Post AG	586,945	23,577,909
		91,171,984
Hong Kong - 4.2%
Budweiser Brewing Co. APAC Ltd.(b)	5,928,344	6,184,493
Cathay Pacific Airways Ltd.	3,534,072	3,682,225
Chow Tai Fook Jewellery Group Ltd.	13,501,730	12,782,538
CK Hutchison Holdings Ltd.	2,633,855	13,856,867
CK Infrastructure Holdings Ltd.	1,491,560	10,552,450
CLP Holdings Ltd.	1,258,964	10,696,360
Jardine Matheson Holdings Ltd.	181,440	6,985,440
Power Assets Holdings Ltd.	1,438,651	9,576,696
Swire Pacific Ltd. - Class A - Class A	711,510	5,981,037
WH Group Ltd.(b)	7,629,172	5,947,027
		86,245,133

	Shares	Value
Italy - 3.7%
Enel SpA	5,476,154	$41,518,055
Eni SpA	2,292,954	34,948,138
		76,466,193
Japan - 7.6%
Aisin Corp.	303,540	3,201,414
Astellas Pharma, Inc.	863,921	10,209,097
Inpex Corp.	459,200	6,085,292
Isuzu Motors Ltd.	382,532	5,026,492
Japan Tobacco, Inc.	869,096	24,487,297
JFE Holdings, Inc.	262,322	3,193,996
Kawasaki Kisen Kaisha Ltd.	450,280	6,299,000
KDDI Corp.	809,321	25,450,413
Kirin Holdings Co. Ltd.	297,540	4,402,198
Komatsu Ltd.	362,372	9,566,106
Mitsubishi Chemical Group Corp.	628,500	3,436,605
Nippon Steel Corp.	532,067	10,747,095
Nippon Yusen KK	246,509	8,335,943
Ono Pharmaceutical Co. Ltd.	190,520	2,398,114
SG Holdings Co. Ltd.	258,180	2,599,812
SoftBank Corp.	24,615,214	31,234,785
		156,673,659
Luxembourg - 0.4%
Tenaris SA	449,440	7,404,054
Netherlands - 3.7%
Koninklijke Ahold Delhaize NV	386,587	12,745,643
Shell PLC - ADR	564,768	38,150,079
Stellantis NV	1,821,978	24,963,435
		75,859,157
Norway - 1.7%
Equinor ASA	1,424,139	34,185,188
Singapore - 2.4%
Genting Singapore Ltd.	5,047,000	3,191,401
Jardine Cycle & Carriage Ltd.	247,086	5,201,810
Singapore Airlines Ltd.	2,228,404	10,901,545
Singapore Telecommunications Ltd.	9,029,676	21,403,170
Wilmar International Ltd.	3,639,439	8,819,542
		49,517,468
South Korea - 1.4%
Hyundai Glovis Co. Ltd.	28,410	2,513,667
Kia Corp.	200,060	13,322,836
Korean Air Lines Co Ltd.	138,060	2,391,039
KT&G Corp.	74,737	5,941,050
LG Corp.	65,690	3,603,430
		27,772,022
Spain - 1.7%
Endesa SA	491,460	10,587,455
Repsol SA	642,251	7,999,058

The accompanying notes are an integral part of these financial statements.

12

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Spain - (Continued)
Telefonica SA	3,294,378	$15,459,027
		34,045,540
Sweden - 0.6%
Telefonaktiebolaget LM Ericsson - Class B	1,424,400	11,895,679
Switzerland - 5.9%
Holcim Ltd.	206,626	20,357,524
Novartis AG - ADR(a)	375,209	40,672,656
Roche Holding AG - ADR(a)	1,174,506	45,582,578
Swisscom AG	23,887	14,549,895
		121,162,653
Thailand - 0.2%
Thai Beverage PCL	11,760,940	4,720,407
United Kingdom - 10.9%
BP PLC - ADR	1,124,474	33,014,557
British American Tobacco PLC - ADR	1,277,140	44,674,357
GSK PLC - ADR(a)	768,531	28,251,200
Imperial Brands PLC	676,877	20,397,431
Reckitt Benckiser Group PLC	313,835	18,955,064
Rio Tinto PLC - ADR	582,234	37,781,164
Tesco PLC	2,837,400	12,520,093
Vodafone Group PLC - ADR	3,043,815	28,216,165
		223,810,031
United States - 30.5%(c)
3M Co.	350,030	44,968,354
AbbVie, Inc.	234,744	47,857,259
Altria Group, Inc.	851,773	46,387,558
AT&T, Inc.	2,197,519	49,532,078
Bristol-Myers Squibb Co.	958,835	53,474,228
Chevron Corp.(a)	254,847	37,926,331
CVS Health Corp.	546,100	30,832,806
EOG Resources, Inc.	252,093	30,745,262
Gilead Sciences, Inc.	614,730	54,600,319
International Business Machines Corp.	233,954	48,362,971
Philip Morris International, Inc.	383,900	50,943,530
The Kraft Heinz Co.	599,747	20,067,535
United Parcel Service, Inc. - Class B	288,891	38,728,727
Verizon Communications, Inc.	971,671	40,936,499
Williams Cos., Inc.	577,587	30,248,231
		625,611,688
TOTAL COMMON STOCKS (Cost $1,920,602,065)		2,041,471,331

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	153,159,631	$153,159,631
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $153,159,631)		153,159,631
TOTAL INVESTMENTS - 107.0% (Cost $2,073,761,696)		$2,194,630,962
Liabilities in Excess of Other Assets - (7.0)%		(142,777,629)
TOTAL NET ASSETS - 100.0%		$2,051,853,333

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $148,188,310 which represented 7.2% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $12,131,520 or 0.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

Pacer Industrial Real Estate ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 95.4%
Big Yellow Group PLC	206,883	$3,222,543
Centuria Industrial REIT	590,004	1,184,256
CubeSmart	168,522	8,062,093
Dream Industrial Real Estate Investment Trust	295,975	2,810,205
EastGroup Properties, Inc.	48,676	8,337,225
ESR-LOGOS REIT	6,403,345	1,357,771
Extra Space Storage, Inc.	51,306	8,378,270
First Industrial Realty Trust, Inc.	145,148	7,618,819
GLP J-Reit	5,302	4,679,467
Granite Real Estate Investment Trust	69,599	3,797,990
Lexington Realty Trust	322,157	3,041,162
LondonMetric Property PLC	2,185,527	5,467,199
Mapletree Industrial Trust	2,284,760	4,152,536
Mapletree Logistics Trust	3,742,978	3,769,906
National Storage Affiliates Trust(a)	77,330	3,259,460
Prologis, Inc.	233,926	26,419,602
Public Storage	84,614	27,843,083
Rexford Industrial Realty, Inc.	180,280	7,732,209
Safestore Holdings PLC	236,857	2,470,824
Segro PLC	761,952	7,714,626
STAG Industrial, Inc.(a)	201,165	7,499,431
Terreno Realty Corp.	105,170	6,304,942
Tritax Big Box REIT PLC	2,456,710	4,469,798
Urban Logistics REIT PLC	520,573	790,740
Warehouses De Pauw CVA	198,525	4,711,927
WP Carey, Inc.(a)	143,814	8,013,316
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $176,455,376)		173,109,400
COMMON STOCKS - 4.4%
Real Estate - 4.4%
National Storage REIT	1,405,511	2,321,660
Sagax AB - Class B	236,486	5,655,484
		7,977,144
TOTAL COMMON STOCKS (Cost $7,453,650)		7,977,144

	Contracts
RIGHTS - 0.0%(b)
Real Estate - 0.0%(b)
ESR-LOGOS REIT, Expires 11/04/2024, Exercise Price $0.31(c)(d)	267,150	0
TOTAL RIGHTS (Cost $0)		0

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(e)	12,785,723	$12,785,723
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,785,723)		12,785,723
TOTAL INVESTMENTS - 106.8% (Cost $196,694,749)		$193,872,267
Liabilities in Excess of Other Assets - (6.8)%		(12,285,091)
TOTAL NET ASSETS - 100.0%		$181,587,176

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $12,337,992 which represented 6.8% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

Pacer Industrials and Logistics ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Energy - 1.0%
ADNOC Logistics & Services	6,119	$9,662
SFL Corp. Ltd.	121	1,284
		10,946
Industrials - 85.6%(a)
ABB Ltd.	1,109	61,433
Abu Dhabi Ports Co. PJSC(b)	4,210	6,132
AP Moller - Maersk AS - Class B	5	7,860
ArcBest Corp.	20	2,084
ATS Corp.(b)	81	2,425
AutoStore Holdings Ltd.(b)(c)	2,836	2,571
Az-com Maruwa Holdings, Inc.	114	778
Canadian National Railway Co.	376	40,555
Canadian Pacific Kansas City Ltd.	558	42,996
Cargojet, Inc.	14	1,367
Cargotec Oyj	46	2,776
CH Robinson Worldwide, Inc.	97	9,995
China Merchants Port Holdings Co. Ltd.	3,472	5,716
Cia de Distribucion Integral Logista Holdings SA	110	3,356
CJ Logistics Corp.	19	1,209
Clarkson PLC	25	1,130
COSCO Shipping Holdings Co. Ltd. - Class H	2,646	3,928
COSCO Shipping Ports Ltd.	3,037	1,734
Costamare, Inc.	99	1,347
CSX Corp.	1,156	38,888
D/S Norden AS	26	890
Daifuku Co. Ltd.	314	6,042
Danaos Corp.	16	1,312
Dfds AS	48	1,090
DHL Group	995	39,892
DSV AS	177	38,402
Expeditors International of Washington, Inc.	117	13,923
FedEx Corp.	146	39,982
Full Truck Alliance Co. Ltd. - ADR	777	6,954
Golden Ocean Group Ltd.	165	1,769
GXO Logistics, Inc.(b)	99	5,921
Hapag-Lloyd AG(c)	146	25,646
HMM Co. Ltd.	619	7,679
Hoegh Autoliners ASA	158	1,642
Hyundai Glovis Co. Ltd.	62	5,486
International Container Terminal Services, Inc.	1,682	11,462
International Distribution Services PLC	793	3,438
Interroll Holding AG	1	2,631
JB Hunt Trasport Services, Inc.	85	15,353
JD Logistics, Inc.(b)(c)	5,477	11,131
Kalmar Oyj - Class B(b)	45	1,398
Kamigumi Co. Ltd.	93	1,950
Kardex Holding AG	6	1,825

	Shares	Value
Kawasaki Kisen Kaisha Ltd.	558	$7,786
KION Group AG	109	4,218
Kirby Corp.(b)	48	5,509
Knight-Swift Transportation Holdings, Inc.	134	6,979
Kuehne + Nagel International AG	100	24,934
Landstar System, Inc.	29	5,097
Mainfreight Ltd.	83	3,539
Marten Transport Ltd.	67	1,037
Matson, Inc.	28	4,337
Mitsubishi Logisnext Co. Ltd.	88	670
Mitsubishi Logistics Corp.	330	2,231
Mitsui OSK Lines Ltd.	300	10,287
Navios Maritime Partners LP	25	1,334
Nikkon Holdings Co. Ltd.	104	1,338
Nippon Express Holdings Inc.	75	3,709
Nippon Yusen KK	381	12,851
Nishi-Nippon Railroad Co. Ltd.	66	956
Norfolk Southern Corp.	187	46,830
Old Dominion Freight Line, Inc.	178	35,835
Orient Overseas International Ltd.	546	7,423
Pacific Basin Shipping Ltd.	4,343	1,195
Pan Ocean Co. Ltd.	442	1,139
Rumo SA	1,534	5,255
RXO, Inc.(b)	97	2,734
Ryder System, Inc.	36	5,266
Saia, Inc.(b)	22	10,749
Sankyu, Inc.	48	1,680
Santos Brasil Participacoes SA	715	1,554
Schneider National, Inc. - Class B	76	2,149
Seino Holdings Co. Ltd.	155	2,504
Senko Group Holdings Co. Ltd.	130	1,226
SG Holdings Co. Ltd.	530	5,324
SITC International Holdings Co. Ltd.	2,219	6,279
Star Bulk Carriers Corp.	94	1,796
Sumitomo Warehouse Co. Ltd.	66	1,161
Symbotic, Inc.(b)	86	2,390
TFI International, Inc.	70	9,357
Toyota Industries Corp.	269	19,046
Transcoal Pacific Tbk PT	4,135	1,923
Union Pacific Corp.	364	84,474
United Parcel Service, Inc. - Class B	438	58,718
Wallenius Wilhelmsen ASA	350	3,433
Werner Enterprises, Inc.	51	1,881
XPO Logistics, Inc.(b)	96	12,531
Yamato Holdings Co. Ltd.	298	3,170
Yaskawa Electric Corp.	221	6,464
ZIM Integrated Shipping Services Ltd.	100	2,379
ZTO Express Cayman, Inc.	502	11,603
		938,378
Information Technology - 13.1%
Celestica, Inc.(b)	98	6,699
Cognex Corp.	142	5,713

The accompanying notes are an integral part of these financial statements.

15

Pacer Industrials and Logistics ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Flex Ltd.(b)	329	$11,406
Sanmina Corp.(b)	45	3,154
SAP SE	502	117,065
		144,037
TOTAL COMMON STOCKS (Cost $978,207)		1,093,361
TOTAL INVESTMENTS - 99.7% (Cost $978,207)		$1,093,361
Other Assets in Excess of Liabilities - 0.3%		3,270
TOTAL NET ASSETS - 100.0%		$1,096,631

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $39,348 or 3.6% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

16

Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 3.3%
Electronic Arts, Inc.	12,689	$1,914,136
Omnicom Group, Inc.(a)	19,293	1,948,593
T-Mobile US, Inc.	12,954	2,890,814
		6,753,543
Consumer Discretionary - 5.1%
Darden Restaurants, Inc.	12,230	1,957,044
Hilton Worldwide Holdings, Inc.	8,589	2,017,127
McDonald’s Corp.	7,610	2,222,957
TJX Cos., Inc.	19,856	2,244,324
Yum! Brands, Inc.(a)	15,517	2,035,210
		10,476,662
Consumer Staples - 14.7%
Altria Group, Inc.	36,331	1,978,586
Church & Dwight Co., Inc.	19,081	1,906,383
Coca-Cola Co.	38,031	2,483,805
Colgate-Palmolive Co.	23,153	2,169,668
Constellation Brands, Inc. - Class A	7,732	1,796,453
Costco Wholesale Corp.	2,236	1,954,666
General Mills, Inc.	25,665	1,745,733
Keurig Dr Pepper, Inc.	53,698	1,769,349
Kimberly-Clark Corp.	13,792	1,850,611
Mondelez International, Inc. - Class A	28,273	1,936,135
PepsiCo, Inc.	11,697	1,942,638
Philip Morris International, Inc.	17,689	2,347,330
Procter & Gamble Co.	13,912	2,297,984
Sysco Corp.(a)	23,423	1,755,554
Walmart, Inc.	29,834	2,444,896
		30,379,791
Energy - 3.4%
Kinder Morgan, Inc.	98,603	2,416,760
ONEOK, Inc.	22,105	2,141,532
Williams Cos., Inc.	45,153	2,364,663
		6,922,955
Financials - 23.4%
Aflac, Inc.	17,985	1,884,648
American International Group, Inc.	26,575	2,016,511
Ameriprise Financial, Inc.	4,711	2,404,023
Arthur J Gallagher & Co.	6,766	1,902,599
Bank of New York Mellon Corp.	30,975	2,334,276
Berkshire Hathaway, Inc. - Class B(b)	6,353	2,864,695
Brown & Brown, Inc.	18,522	1,938,142
Cboe Global Markets, Inc.	8,681	1,854,001
Chubb Ltd.	7,576	2,139,765
CME Group, Inc.	9,861	2,222,275
Fiserv, Inc.(b)	12,969	2,566,565
Hartford Financial Services Group, Inc.	18,232	2,013,542
Intercontinental Exchange, Inc.	13,627	2,124,041
JPMorgan Chase & Co.	9,633	2,137,755

	Shares	Value
Loews Corp.	31,085	$2,454,472
Marsh & McLennan Cos., Inc.	10,748	2,345,644
MasterCard, Inc. - Class A	4,807	2,401,529
MetLife, Inc.	26,524	2,080,012
Principal Financial Group, Inc.	24,089	1,984,934
Prudential Financial, Inc.	17,126	2,097,593
S&P Global, Inc.	3,970	1,907,029
Visa, Inc. - Class A	9,086	2,633,577
		48,307,628
Health Care - 9.7%
Abbott Laboratories	16,582	1,879,901
AbbVie, Inc.	9,636	1,964,491
Cencora, Inc.	8,515	1,942,101
Elevance Health, Inc.	3,379	1,371,063
Hologic, Inc.(b)	22,574	1,825,559
Johnson & Johnson	13,740	2,196,477
Labcorp Holdings, Inc.	8,133	1,856,520
McKesson Corp.	3,063	1,533,307
Medtronic PLC	21,899	1,954,486
Quest Diagnostics, Inc.	12,006	1,858,889
Regeneron Pharmaceuticals, Inc.(b)	1,810	1,517,142
		19,899,936
Industrials - 15.1%
AMETEK, Inc.	12,036	2,206,680
Automatic Data Processing, Inc.	7,365	2,130,253
Broadridge Financial Solutions, Inc.	8,670	1,828,156
Cintas Corp.	9,734	2,003,354
CSX Corp.	57,023	1,918,254
General Dynamics Corp.	6,764	1,972,450
Honeywell International, Inc.	10,791	2,219,493
IDEX Corp.	9,834	2,110,770
Illinois Tool Works, Inc.	8,731	2,279,926
Lockheed Martin Corp.	3,517	1,920,458
Otis Worldwide Corp.	20,819	2,044,426
Paychex, Inc.(a)	14,389	2,004,819
Republic Services, Inc.	12,219	2,419,362
Union Pacific Corp.	8,390	1,947,067
Waste Management, Inc.	9,460	2,041,941
		31,047,409
Information Technology - 4.1%
Cisco Systems, Inc.	40,746	2,231,659
Motorola Solutions, Inc.	4,844	2,176,651
Roper Technologies, Inc.	4,025	2,164,363
VeriSign, Inc.(b)	10,828	1,914,824
		8,487,497
Materials - 6.5%
Avery Dennison Corp.	9,733	2,015,023
Dow, Inc.	33,898	1,673,883
Ecolab, Inc.	7,524	1,848,873
Linde PLC	4,863	2,218,257
LyondellBasell Industries NV - Class A	19,279	1,674,381

The accompanying notes are an integral part of these financial statements.

17

Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Packaging Corp. of America	9,324	$2,134,637
PPG Industries, Inc.	14,885	1,853,331
		13,418,385
Utilities - 12.7%
Alliant Energy Corp.	32,488	1,949,280
Atmos Energy Corp.(a)	16,221	2,251,151
CMS Energy Corp.	28,005	1,949,428
Consolidated Edison, Inc.	18,925	1,924,294
Duke Energy Corp.	18,012	2,076,243
Entergy Corp.	15,603	2,415,032
Evergy, Inc.	29,719	1,796,216
FirstEnergy Corp.	43,879	1,835,459
PPL Corp.	62,322	2,029,204
Public Service Enterprise Group, Inc.	23,288	2,082,180
Sempra	23,397	1,950,608
Southern Co.	22,223	2,022,960
WEC Energy Group, Inc.	19,837	1,895,029
		26,177,084
TOTAL COMMON STOCKS (Cost $183,412,795)		201,870,890
REAL ESTATE INVESTMENT TRUSTS - 1.9%
AvalonBay Communities, Inc.	8,444	1,871,275
Welltower, Inc.	15,249	2,056,784
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,583,551)		3,928,059

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	6,346,271	6,346,271
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,346,271)		6,346,271
TOTAL INVESTMENTS - 103.0% (Cost $193,342,617)		$212,145,220
Liabilities in Excess of Other Assets - (3.0)%		(6,085,473)
TOTAL NET ASSETS - 100.0%		$206,059,747

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $6,140,458 which represented 3.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

18

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 6.9%
AT&T, Inc.	100,690	$ 2,269,553
Electronic Arts, Inc.	3,483	525,410
Meta Platforms, Inc. - Class A	22,482	12,760,334
Netflix, Inc.(a)	7,891	5,965,833
News Corp. - Class A	5,110	139,247
News Corp. - Class B(b)	1,580	45,883
Omnicom Group, Inc.(b)	2,963	299,263
T-Mobile US, Inc.	8,348	1,862,940
		23,868,463
Consumer Discretionary - 9.2%
Amazon.com, Inc.(a)	95,929	17,881,166
BorgWarner, Inc.(b)	4,527	152,243
Chipotle Mexican Grill, Inc.(a)(b)	16,000	892,320
Deckers Outdoor Corp.(a)	4,522	727,544
eBay, Inc.	8,408	483,544
Garmin Ltd.	2,790	553,396
Hilton Worldwide Holdings, Inc.	3,482	817,748
Lennar Corp. - Class A	3,863	657,869
Lululemon Athletica, Inc.(a)	1,784	531,454
NIKE, Inc. - Class B	22,362	1,724,781
NVR, Inc.(a)	84	768,836
Pool Corp.	828	299,438
PulteGroup, Inc.	2,720	352,322
Ralph Lauren Corp.	631	124,894
Ross Stores, Inc.	5,059	706,843
Royal Caribbean Cruises Ltd.(b)	2,440	503,494
TJX Cos., Inc.	36,665	4,144,245
Ulta Beauty, Inc.(a)	849	313,264
		31,635,401
Consumer Staples - 10.1%
Archer-Daniels-Midland Co.	7,565	417,664
Clorox Co.	2,218	351,664
Colgate-Palmolive Co.	13,196	1,236,597
Costco Wholesale Corp.	15,572	13,612,731
Hershey Co.(b)	2,226	395,293
Kellanova	4,936	398,088
Kenvue, Inc.	29,884	685,240
Kimberly-Clark Corp.	6,044	810,984
Mondelez International, Inc.	21,162	1,449,174
Monster Beverage Corp.(a)	11,143	587,013
PepsiCo, Inc.	21,389	3,552,285
Procter & Gamble Co.	36,357	6,005,449
Sysco Corp.(b)	7,587	568,646
Walmart, Inc.	56,571	4,635,993
		34,706,821
Energy - 1.7%
APA Corp.(b)	6,501	153,424
Diamondback Energy, Inc.	2,490	440,157
Kinder Morgan, Inc.	23,392	573,338
Marathon Petroleum Corp.	9,109	1,325,086

	Shares	Value
ONEOK, Inc.	6,934	$ 671,766
Phillips 66	4,590	559,154
Targa Resources Corp.	4,760	794,730
Valero Energy Corp.(b)	4,881	633,358
Williams Cos., Inc.	15,996	837,710
		5,988,723
Financials - 19.9%
Aflac, Inc.	6,694	701,464
Allstate Corp.	4,600	857,992
American Express Co.	9,670	2,611,674
American International Group, Inc.	8,752	664,102
Ameriprise Financial, Inc.	2,349	1,198,695
Arch Capital Group Ltd.(a)	6,344	625,265
Arthur J Gallagher & Co.	2,936	825,603
Bank of New York Mellon Corp.	13,692	1,031,829
Berkshire Hathaway, Inc. - Class B(a)	25,801	11,634,187
Brown & Brown, Inc.	3,765	393,970
Cboe Global Markets, Inc.	1,306	278,922
Chubb Ltd.	5,806	1,639,847
Cincinnati Financial Corp.	2,393	337,006
Citigroup, Inc.	25,780	1,654,303
Everest Group Ltd.	685	243,593
Fifth Third Bancorp	8,540	373,027
Fiserv, Inc.(a)(b)	7,361	1,456,742
Goldman Sachs Group, Inc.	4,940	2,557,883
Hartford Financial Services Group, Inc.	6,466	714,105
Intercontinental Exchange, Inc.	8,360	1,303,073
Jack Henry & Associates, Inc.	1,137	206,854
JPMorgan Chase & Co.	43,835	9,727,863
KKR & Co., Inc.	16,410	2,268,518
Loews Corp.	2,550	201,348
MarketAxess Holdings, Inc.	566	163,812
MasterCard, Inc. - Class A	16,324	8,155,307
Moody’s Corp.	2,359	1,071,080
Nasdaq, Inc.	5,380	397,690
Progressive Corp.	22,456	5,452,990
Prudential Financial, Inc.	5,108	625,628
Synchrony Financial	5,060	279,008
T Rowe Price Group, Inc.	3,340	366,932
Visa, Inc. - Class A	26,751	7,753,777
W R Berkley Corp.	3,780	216,103
Willis Towers Watson PLC	1,310	395,869
		68,386,061
Health Care - 10.1%
Agilent Technologies, Inc.	4,368	569,194
Amgen, Inc.	7,290	2,333,966
Baxter International, Inc.	9,293	331,760
Boston Scientific Corp.(a)	22,400	1,882,048
Cencora, Inc.	5,117	1,167,085
Centene Corp.(a)	9,510	592,093
Eli Lilly & Co.	13,902	11,535,045
GE HealthCare Technologies, Inc.	7,539	658,532

The accompanying notes are an integral part of these financial statements.

19

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Hologic, Inc.(a)	3,480	$ 281,428
IDEXX Laboratories, Inc.(a)	1,460	594,103
Johnson & Johnson	49,730	7,949,838
Labcorp Holdings, Inc.	1,509	344,459
McKesson Corp.(b)	2,653	1,328,065
Regeneron Pharmaceuticals, Inc.(a)	1,894	1,587,551
Solventum Corp.(a)	2,125	154,233
Steris PLC	1,420	315,027
Universal Health Services, Inc. - Class B	900	183,879
Vertex Pharmaceuticals, Inc.(a)	3,300	1,570,734
Zoetis, Inc.	6,588	1,177,803
		34,556,843
Industrials - 12.4%
A O Smith Corp.	2,254	169,275
Automatic Data Processing, Inc.	10,390	3,005,203
Axon Enterprise, Inc.(a)	980	415,030
Broadridge Financial Solutions, Inc.	3,204	675,595
Builders FirstSource, Inc.(a)	2,043	350,170
Caterpillar, Inc.	8,097	3,046,091
CH Robinson Worldwide, Inc.(b)	1,872	192,891
Cintas Corp.	12,022	2,474,248
Cummins, Inc.	2,432	800,079
Eaton Corp. PLC	5,300	1,757,374
Emerson Electric Co.	10,500	1,136,835
Expeditors International of Washington, Inc.	2,640	314,160
Fastenal Co.	11,176	873,740
General Dynamics Corp.	3,824	1,115,117
General Electric Co.	41,325	7,098,808
Howmet Aerospace, Inc.	7,910	788,785
Illinois Tool Works, Inc.	6,730	1,757,405
Ingersoll Rand, Inc.	6,550	628,800
Leidos Holdings, Inc.	2,580	472,553
Lockheed Martin Corp.	4,792	2,616,672
Parker-Hannifin Corp.	1,480	938,424
Paychex, Inc.(b)	6,990	973,917
Paycom Software, Inc.	725	151,547
Republic Services, Inc.	3,160	625,680
Rockwell Automation, Inc.	2,149	573,160
RTX Corp.	17,020	2,059,250
Trane Technologies PLC	4,150	1,536,164
TransDigm Group, Inc.	890	1,159,047
United Rentals, Inc.	860	699,008
Veralto Corp.	7,941	811,491
Verisk Analytics, Inc.	2,438	669,767
W.W. Grainger, Inc.	1,318	1,461,965
Waste Management, Inc.	4,002	863,832
Westinghouse Air Brake Technologies Corp.	2,260	424,835
		42,636,918

	Shares	Value
Information Technology - 26.5%(c)
Adobe, Inc.(a)	8,442	$ 4,035,951
Amphenol Corp. - Class A	18,500	1,239,870
Apple, Inc.	33,944	7,668,289
Applied Materials, Inc.	14,161	2,571,354
Arista Networks, Inc.(a)	4,900	1,893,556
Autodesk, Inc.(a)	4,355	1,235,949
Broadcom, Inc.	114,483	19,435,779
CDW Corp.	2,127	400,365
Cisco Systems, Inc.	70,295	3,850,057
Cognizant Technology Solutions Corp.	7,078	527,948
F5, Inc.(a)	963	225,226
Fair Isaac Corp.(a)	510	1,016,486
Gartner, Inc.(a)	2,759	1,386,398
GoDaddy, Inc. - Class A(a)	3,420	570,456
International Business Machines Corp.	12,390	2,561,261
Intuit, Inc.	4,079	2,489,414
Jabil, Inc.	2,304	283,599
Keysight Technologies, Inc.(a)(b)	2,571	383,105
KLA Corp.	4,272	2,846,135
Lam Research Corp.	21,886	1,627,224
Microchip Technology, Inc.	10,234	750,869
Microsoft Corp.	16,394	6,661,702
Motorola Solutions, Inc.	2,744	1,233,016
NetApp, Inc.	3,210	370,145
Nvidia Corp.	143,453	19,044,820
Palo Alto Networks, Inc.(a)	4,873	1,755,888
Qualcomm, Inc.	20,941	3,408,567
Seagate Technology Holdings PLC	3,090	310,143
Skyworks Solutions, Inc.	2,506	219,476
TE Connectivity PLC	4,924	725,896
Tyler Technologies, Inc.(a)	530	320,963
		91,049,907
Materials - 1.5%
Ball Corp.	6,814	403,730
DuPont de Nemours, Inc.	5,979	496,197
Ecolab, Inc.	2,689	660,768
LyondellBasell Industries NV - Class A	4,011	348,355
Martin Marietta Materials, Inc.	1,822	1,079,243
Packaging Corp. of America	1,182	270,607
Sherwin-Williams Co.	4,027	1,444,767
Vulcan Materials Co.	2,034	557,174
		5,260,841
Utilities - 1.0%
Constellation Energy Corp.	5,160	1,356,874
NRG Energy, Inc.	4,890	442,056
Public Service Enterprise Group, Inc.	6,116	546,831
Vistra Corp.	8,360	1,044,666
		3,390,427
TOTAL COMMON STOCKS (Cost $324,334,744)		341,480,405

The accompanying notes are an integral part of these financial statements.

20

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Iron Mountain, Inc.	6,330	$783,211
Welltower, Inc.	8,320	1,122,202
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,720,836)		1,905,413
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	4,834,392	4,834,392
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,834,392)		4,834,392
TOTAL INVESTMENTS - 101.3% (Cost $330,889,972)		$348,220,210
Liabilities in Excess of Other Assets - (1.3)%		(4,488,343)
TOTAL NET ASSETS - 100.0%		$343,731,867

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $4,702,649 which represented 1.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

21

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.7%
Communication Services - 1.6%
Iridium Communications, Inc.	12,040	$353,133
New York Times Co. - Class A	6,268	350,005
ZoomInfo Technologies, Inc.(a)	26,190	289,400
		992,538
Consumer Discretionary - 9.8%
Boyd Gaming Corp.	4,700	325,663
Carter’s, Inc.	2,790	152,613
Five Below, Inc.(a)	6,060	574,427
Floor & Decor Holdings, Inc. - Class A(a)(b)	7,530	775,967
Gentex Corp.	13,255	401,759
Goodyear Tire & Rubber Co.(a)	23,250	186,233
Lear Corp.(b)	4,670	447,199
Marriott Vacations Worldwide Corp.	2,716	209,213
Murphy USA, Inc.	664	324,331
Polaris, Inc.	5,070	354,444
RH(a)	1,066	339,041
Texas Roadhouse, Inc.	2,065	394,663
Under Armour, Inc. - Class(a)(b)	12,980	110,979
Under Armour, Inc. - Class C(a)	9,030	71,337
Vail Resorts, Inc.(b)	3,050	505,355
Visteon Corp.(a)	2,340	211,185
Wendy’s Co.	13,990	267,349
Whirlpool Corp.(b)	4,297	444,782
		6,096,540
Consumer Staples - 5.4%
Boston Beer Co., Inc. - Class A(a)	710	206,660
Coty, Inc. - Class A(a)	27,610	205,418
Darling Ingredients, Inc.(a)	15,658	612,384
Flowers Foods, Inc.	29,611	658,253
Ingredion, Inc.	3,290	436,780
Pilgrim’s Pride Corp.(a)(b)	7,980	386,551
Post Holdings, Inc.(a)	3,652	398,835
US Foods Holding Corp.(a)	6,549	403,746
		3,308,627
Energy - 2.3%
Antero Midstream Corp.	29,426	422,852
Chord Energy Corp.	2,189	273,844
DT Midstream, Inc.(b)	6,176	556,766
PBF Energy, Inc. - Class A	6,750	192,510
		1,445,972
Financials - 14.2%
Affiliated Managers Group, Inc.	2,263	438,796
American Financial Group, Inc.	3,051	393,365
Essent Group Ltd.	6,446	386,824
Federated Hermes, Inc.	12,133	486,897
Flagstar Financial, Inc.(b)	25,928	262,391
Hanover Insurance Group, Inc.	2,948	437,277
Houlihan Lokey, Inc.	2,584	446,438
Interactive Brokers Group, Inc.	2,988	455,909

	Shares	Value
Janus Henderson Group PLC	10,004	$413,265
Jefferies Financial Group, Inc.	6,317	404,162
MGIC Investment Corp.	15,172	379,907
Old Republic International Corp.	12,663	442,319
Primerica, Inc.	1,484	410,786
Reinsurance Group of America, Inc.	2,044	431,447
RLI Corp.	2,647	412,853
SEI Investments Co.	7,256	542,458
Selective Insurance Group, Inc.	4,280	388,710
Stifel Financial Corp.	4,566	473,129
Unum Group	6,662	427,567
Valley National Bancorp	28,910	273,778
Voya Financial, Inc.(b)	6,143	493,283
		8,801,561
Health Care - 12.4%
Acadia Healthcare Co., Inc.(a)	7,300	311,637
Chemed Corp.	688	371,685
Dentsply Serona, Inc.(b)	20,560	476,375
Doximity, Inc. - Class A(a)	9,080	378,999
Encompass Health Corp.	4,670	464,478
Enovis Corp.(a)(b)	4,930	203,461
Envista Holdings Corp.(a)	18,520	388,365
Illumina, Inc.(a)	13,670	1,970,394
Jazz Pharmaceuticals PLC(a)	4,720	519,342
LivaNova PLC(a)	3,820	197,188
Masimo Corp.(a)	3,060	440,671
Neogen Corp.(a)(b)	15,329	218,898
Option Care Health, Inc.(a)	12,110	279,015
Penumbra, Inc.(a)	3,660	837,664
Perrigo Co. PLC(b)	10,500	269,115
R1 RCM, Inc.(a)	11,480	163,705
Sotera Health Co.(a)	10,484	164,284
		7,655,276
Industrials - 16.0%
AECOM	3,924	419,083
AGCO Corp.(b)	5,700	569,088
Avis Budget Group, Inc.	1,540	127,820
CACI International, Inc. - Class A(a)	934	516,091
Concentrix Corp.(b)	3,221	136,925
Curtiss-Wright Corp.	1,629	561,940
Donaldson Co., Inc.	6,030	441,155
Flowserve Corp.	7,765	408,750
GATX Corp.	2,524	347,706
Genpact Ltd.	10,267	391,891
Graco, Inc.	4,877	397,232
GXO Logistics, Inc.(a)(b)	9,120	545,467
Insperity, Inc.	2,400	189,048
KBR, Inc.	5,428	363,730
Knight-Swift Transportation Holdings, Inc.	11,030	574,443
Landstar System, Inc.	1,982	348,376
ManpowerGroup, Inc.	4,774	300,046
MasTec, Inc.(a)	3,760	462,066

The accompanying notes are an integral part of these financial statements.

22

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Maximus, Inc.	3,964	$342,648
Middleby Corp.(a)	3,770	488,969
MSA Safety, Inc.	2,055	341,027
MSC Industrial Direct Co., Inc. - Class A	3,120	246,699
Paylocity Holding Corp.(a)	3,820	705,057
Sensata Technologies Holding PLC	9,760	335,158
Silgan Holdings, Inc.(b)	7,119	368,337
		9,928,752
Information Technology - 11.1%
Allegro MicroSystems, Inc.(a)(b)	15,300	318,852
Arrow Electronics, Inc.(a)	4,050	480,613
Avnet, Inc.	6,735	365,104
Cognex Corp.	11,400	458,622
Dolby Laboratories, Inc. - Class A	8,825	643,343
Dropbox, Inc. - Class A(a)	16,247	419,985
Dynatrace, Inc.(a)(b)	23,940	1,287,972
IPG Photonics Corp.(a)	2,590	209,686
Lattice Semiconductor Corp.(a)	11,950	605,387
Littelfuse, Inc.	1,750	428,103
Power Integrations, Inc.	4,570	276,165
Rambus, Inc.(a)	7,310	349,564
Silicon Laboratories, Inc.(a)(b)	2,360	245,110
TD SYNNEX Corp.	3,166	365,198
Teradata Corp.(a)	9,130	294,260
Vishay Intertechnology, Inc.(b)	8,230	139,581
		6,887,545
Materials - 7.1%
Alcoa Corp.(b)	16,050	643,444
AptarGroup, Inc.	3,394	569,886
Arcadium Lithium PLC(a)(b)	103,753	559,229
Chemours Co.	11,555	209,839
Cleveland-Cliffs, Inc.(a)(b)	32,090	416,528
Greif, Inc. - Class A	7,634	476,667
NewMarket Corp.	633	332,306
Olin Corp.	9,230	378,707
RPM International, Inc.(b)	3,196	406,244
Sonoco Products Co.	7,971	418,637
		4,411,487
Utilities - 8.8%
Allete, Inc.	5,894	376,686
Black Hills Corp.(b)	5,934	351,233
Essential Utilities, Inc.	8,440	325,784
Idacorp, Inc.(b)	4,141	428,511
National Fuel Gas Co.	6,314	382,186
New Jersey Resources Corp.	8,925	409,568
Northwestern Energy Group, Inc.	7,331	391,915
OGE Energy Corp.	10,583	423,214

	Shares	Value
ONE Gas, Inc.	8,988	$640,575
Ormat Technologies, Inc.	3,280	259,186
PNM Resources, Inc.	15,909	692,678
Portland General Electric Co.	7,892	374,081
Spire, Inc.	6,071	387,694
		5,443,311
TOTAL COMMON STOCKS (Cost $53,486,024)		54,971,609
REAL ESTATE INVESTMENT TRUSTS - 11.1%
Agree Realty Corp.(b)	5,625	417,656
American Homes 4 Rent - Class A - Class A	10,452	368,329
Brixmor Property Group, Inc.	13,496	363,717
Corporate Office Properties Trust	11,837	381,152
EastGroup Properties, Inc.	2,096	359,003
EPR Properties	8,817	400,027
Equity LifeStyle Properties, Inc.(b)	5,511	386,431
First Industrial Realty Trust, Inc.	6,704	351,893
Gaming and Leisure Properties, Inc.	8,337	418,434
NNN REIT, Inc.(b)	8,618	374,366
Omega Healthcare Investors, Inc.(b)	10,041	426,441
PotlatchDeltic Corp.	5,490	228,219
Rayonier, Inc.	8,390	262,020
Rexford Industrial Realty, Inc.	14,290	612,898
Sabra Health Care REIT, Inc.(b)	20,457	396,866
STAG Industrial, Inc.(b)	9,507	354,421
WP Carey, Inc.(b)	14,600	813,512
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,794,993)		6,915,385
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	11,855,806	11,855,806
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,855,806)		11,855,806
TOTAL INVESTMENTS - 118.9% (Cost $72,136,823)		$73,742,800
Liabilities in Excess of Other Assets - (18.9)%		(11,762,176)
TOTAL NET ASSETS - 100.0%		$61,980,624

The accompanying notes are an integral part of these financial statements.

23

Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $11,454,140 which represented 18.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

24

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 14.2%
Alphabet, Inc. - Class A	156	$26,693
Alphabet, Inc. - Class C	134	23,140
Charter Communications, Inc. - Class A(a)	2	655
Comcast Corp. - Class A	104	4,542
Electronic Arts, Inc.	6	905
Fox Corp. - Class A	6	252
FOX Corp. - Class B	4	156
Interpublic Group of Cos., Inc.	10	294
KDDI Corp.	40	1,258
Liberty Media Corp.-Liberty Formula One - Class C(a)	6	479
Live Nation Entertainment, Inc.(a)	4	469
Match Group, Inc.(a)	6	216
Meta Platforms, Inc. - Class A	58	32,919
Netflix, Inc.(a)	12	9,072
News Corp. - Class A	10	273
Nippon Telegraph & Telephone Corp.	792	770
Omnicom Group, Inc.	6	606
Paramount Global - Class B	16	175
Pinterest, Inc. - Class A(a)	16	509
ROBLOX Corp. - Class A(a)	12	621
Roku, Inc.(a)	4	256
Snap, Inc. - Class A(a)	28	340
SoftBank Corp.	760	964
SoftBank Group Corp.	28	1,750
Take-Two Interactive Software, Inc.(a)	4	647
Trade Desk, Inc. - Class A(a)	12	1,443
Walt Disney Co.	48	4,618
Warner Bros Discovery, Inc.(a)	62	504
		114,526
Consumer Discretionary - 13.6%
Airbnb, Inc. - Class A(a)	12	1,617
Aisin Corp.	12	127
Amazon.com, Inc.(a)	224	41,753
Bath & Body Works, Inc.	6	170
Best Buy Co., Inc.	6	543
Bridgestone Corp.	16	578
Burlington Stores, Inc.(a)	2	496
CarMax, Inc.(a)	4	290
Carnival Corp.(a)	26	572
Chipotle Mexican Grill, Inc.(a)	36	2,008
Darden Restaurants, Inc.	4	640
Denso Corp.	50	730
Dick’s Sporting Goods, Inc.	2	392
Domino’s Pizza, Inc.	1	414
DoorDash, Inc. - Class A(a)	8	1,254
DraftKings, Inc. - Class A(a)	12	424
eBay, Inc.	14	805
Expedia Group, Inc.(a)	4	625
Genuine Parts Co.	4	459
Hilton Worldwide Holdings, Inc.	6	1,409

	Shares	Value
Home Depot, Inc.	26	$10,237
Honda Motor Co. Ltd.	118	1,210
Hyatt Hotels Corp. - Class A - Class A	2	291
Isuzu Motors Ltd.	16	210
Kering	2	498
Las Vegas Sands Corp.	10	519
LKQ Corp.	8	294
Lowe’s Cos., Inc.	16	4,189
LVMH Moet Hennessy Louis Vuitton SE	8	5,305
Marriott International, Inc. - Class A	6	1,560
Mazda Motor Corp.	16	117
McDonald’s Corp.	20	5,842
MercadoLibre, Inc.(a)	2	4,074
MGM Resorts International(a)	6	221
Nissan Motor Co. Ltd.	62	168
O’Reilly Automotive, Inc.(a)	2	2,306
Pool Corp.	1	362
Ross Stores, Inc.	8	1,118
Royal Caribbean Cruises Ltd.	6	1,238
Starbucks Corp.	30	2,931
Subaru Corp.	16	293
Sumitomo Electric Industries Ltd.	18	282
Suzuki Motor Corp.	42	426
TJX Cos., Inc.	30	3,391
Toyota Motor Corp.	272	4,802
Tractor Supply Co.	2	531
Ulta Beauty, Inc.(a)	2	738
Williams-Sonoma, Inc.	4	537
Wynn Resorts Ltd.	2	192
Yamaha Motor Co. Ltd.	22	196
Yum! Brands, Inc.	8	1,049
		110,433
Consumer Staples - 4.7%
Albertsons Cos., Inc. - Class A	10	181
Costco Wholesale Corp.	12	10,491
Dollar General Corp.	6	480
Dollar Tree, Inc.(a)	6	388
Haleon PLC	194	932
Kroger Co.	18	1,004
Nestle SA	70	6,613
Reckitt Benckiser Group PLC	18	1,087
Sysco Corp.	14	1,049
Target Corp.	12	1,800
Unilever PLC	66	4,025
Walgreens Boots Alliance, Inc.	20	189
Walmart, Inc.	118	9,670
		37,909
Energy - 1.3%
ARC Resources Ltd.	16	265
Cameco Corp.	12	627
Canadian Natural Resources Ltd.	56	1,905
Cenovus Energy, Inc.	36	579

The accompanying notes are an integral part of these financial statements.

25

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Enbridge, Inc.	58	$2,344
Imperial Oil Ltd.	4	298
Keyera Corp.	6	184
MEG Energy Corp.	8	146
Parkland Corp.(a)	4	93
Pembina Pipeline Corp.	16	669
Suncor Energy, Inc.	34	1,283
TC Energy Corp.	28	1,302
Tourmaline Oil Corp.	8	369
		10,064
Financials - 14.6%
Allianz SE	10	3,147
Ally Financial, Inc.	8	280
American Express Co.	16	4,321
Ameriprise Financial, Inc.	3	1,531
Apollo Global Management, Inc.	10	1,433
Ares Management Corp. - Class A	4	671
Bank of Montreal	20	1,823
Bank of New York Mellon Corp.	20	1,507
Bank of Nova Scotia	32	1,648
Berkshire Hathaway, Inc. - Class B(a)	36	16,234
Blackrock, Inc.	4	3,924
Blackstone, Inc.	18	3,020
Block, Inc.(a)	14	1,012
Canadian Imperial Bank of Commerce	24	1,502
Capital One Financial Corp.	10	1,628
Carlyle Group, Inc.	6	300
Cboe Global Markets, Inc.	2	427
Charles Schwab Corp.	40	2,833
CME Group, Inc.	10	2,254
Coinbase Global, Inc. - Class A(a)	6	1,076
Corebridge Financial, Inc.	8	254
Corpay, Inc.(a)	2	659
Discover Financial Services	6	891
Equitable Holdings, Inc.	8	363
FactSet Research Systems, Inc.	1	454
Fidelity National Information Services, Inc.	14	1,256
Fiserv, Inc.(a)	16	3,166
Franklin Resources, Inc.	8	166
Global Payments, Inc.	6	622
Goldman Sachs Group, Inc.	8	4,142
Intercontinental Exchange, Inc.	16	2,494
Jack Henry & Associates, Inc.	2	364
KKR & Co., Inc.	16	2,212
LPL Financial Holdings, Inc.	2	564
MarketAxess Holdings, Inc.	1	289
MasterCard, Inc. - Class A	22	10,991
Moody’s Corp.	4	1,816
Morgan Stanley	32	3,720
MSCI, Inc.	2	1,142

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	4	$2,046
Nasdaq, Inc.	12	887
National Bank of Canada	8	763
Northern Trust Corp.	6	603
PayPal Holdings, Inc.(a)	26	2,062
Raymond James Financial, Inc.	6	889
Robinhood Markets, Inc. - Class A(a)	14	329
Royal Bank of Canada	38	4,595
S&P Global, Inc.	8	3,843
SEI Investments Co.	2	150
State Street Corp.	8	742
Synchrony Financial	10	551
T Rowe Price Group, Inc.	6	659
Talanx AG	2	154
Toast, Inc. - Class A(a)	10	300
Toronto-Dominion Bank	46	2,543
Tradeweb Markets, Inc. - Class A	4	508
Visa, Inc. - Class A	42	12,175
		119,935
Health Care - 8.8%
Abbott Laboratories	46	5,215
Align Technology, Inc.(a)	2	410
Baxter International, Inc.	14	500
Becton Dickinson & Co.	8	1,869
Boston Scientific Corp.(a)	38	3,193
Cardinal Health, Inc.	6	651
Cencora, Inc.	4	912
Centene Corp.(a)	14	872
Cigna Corp.	8	2,518
Cooper Cos., Inc.(a)	6	628
CVS Health Corp.	34	1,920
DaVita, Inc.(a)	2	280
DexCom, Inc.(a)	10	705
Edwards Lifesciences Corp.(a)	16	1,072
Elevance Health, Inc.	6	2,435
GE HealthCare Technologies, Inc.	12	1,048
Genmab AS(a)	2	448
HCA Healthcare, Inc.	6	2,152
Henry Schein, Inc.(a)	4	281
Hologic, Inc.(a)	6	485
Humana, Inc.	4	1,031
IDEXX Laboratories, Inc.(a)	2	814
Insulet Corp.(a)	2	463
Intuitive Surgical, Inc.(a)	9	4,535
Labcorp Holdings, Inc.	2	457
McKesson Corp.	4	2,002
Medtronic PLC	34	3,034
Molina Healthcare, Inc.(a)	2	642
Novo Nordisk AS	86	9,569
Quest Diagnostics, Inc.	2	310
ResMed, Inc.	4	970

The accompanying notes are an integral part of these financial statements.

26

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Solventum Corp.(a)	4	$290
STERIS PLC	2	444
Stryker Corp.	9	3,207
Teleflex, Inc.	2	402
UnitedHealth Group, Inc.	24	13,547
Universal Health Services, Inc. - Class B	2	409
Veeva Systems, Inc. - Class A(a)	4	835
Zealand Pharma AS(a)	2	231
Zimmer Biomet Holdings, Inc.	6	642
		71,428
Industrials - 2.9%
AGC, Inc.	6	186
Air Canada(a)	4	54
Canadian National Railway Co.	14	1,512
Canadian Pacific Kansas City Ltd.	24	1,851
Daifuku Co. Ltd.	8	154
Daikin Industries Ltd.	6	736
Experian PLC	24	1,169
FANUC Corp.	26	705
Fuji Electric Co. Ltd.	4	209
Hitachi Construction Machinery Co. Ltd.	2	44
Hitachi Ltd.	122	3,151
Hoshizaki Corp.	2	67
Intertek Group PLC	4	240
ITOCHU Corp.	32	1,612
KAJIMA Corp.	10	175
Komatsu Ltd.	24	634
Kubota Corp.	26	337
Makita Corp.	6	200
Marubeni Corp.	38	581
MINEBEA MITSUMI, Inc.	10	181
Mitsubishi Corp.	88	1,642
Mitsubishi Electric Corp.	50	786
Mitsubishi Heavy Industries Ltd.	84	1,212
Mitsui & Co. Ltd.	68	1,415
MonotaRO Co. Ltd.	6	92
NIDEC CORP	24	486
Obayashi Corp.	18	224
RELX PLC	50	2,295
Rentokil Initial PLC	66	330
SMC Corp.	2	871
Sumitomo Corp.	28	598
Taisei Corp.	4	170
TFI International, Inc.	2	268
TOTO Ltd.	4	113
Toyota Industries Corp.	4	284
Toyota Tsusho Corp.	16	278
Yaskawa Electric Corp.	6	176
		25,038

	Shares	Value
Information Technology - 34.8%(b)
Accenture PLC - Class A	16	$5,518
Adobe, Inc.(a)	12	5,737
Advanced Micro Devices, Inc.(a)	42	6,051
Akamai Technologies, Inc.(a)	4	404
Amphenol Corp. - Class A - Class A	32	2,145
Analog Devices, Inc.	14	3,124
ANSYS, Inc.(a)	2	641
Apple, Inc.	176	39,759
Applied Materials, Inc.	22	3,995
AppLovin Corp. - Class A(a)	6	1,016
Arista Networks, Inc.(a)	7	2,705
Aspen Technology, Inc.(a)	1	235
Atlassian Corp. - Class A(a)	4	754
Autodesk, Inc.(a)	6	1,703
Bentley Systems, Inc. - Class B	4	193
Broadcom, Inc.	118	20,033
Cadence Design System, Inc.(a)	8	2,209
CDW Corp.	4	753
Cisco Systems, Inc.	106	5,806
Cloudflare, Inc. - Class A(a)	8	702
Cognizant Technology Solutions Corp. - Class A	14	1,044
Corning, Inc.	22	1,047
Crowdstrike Holdings, Inc. - Class A(a)	6	1,781
Datadog, Inc. - Class A(a)	8	1,004
Dell Technologies, Inc. - Class C	8	989
DocuSign, Inc.(a)	6	416
Dynatrace, Inc.(a)	8	430
Enphase Energy, Inc.(a)	4	332
Entegris, Inc.	4	419
EPAM Systems, Inc.(a)	2	377
F5, Inc.(a)	2	468
First Solar, Inc.(a)	2	389
Fortinet, Inc.(a)	18	1,416
Gartner, Inc.(a)	2	1,005
Gen Digital, Inc.	14	408
GoDaddy, Inc. - Class A(a)	4	667
Hewlett Packard Enterprise Co.	34	663
HP, Inc.	26	924
HubSpot, Inc.(a)	2	1,109
Intel Corp.	112	2,410
International Business Machines Corp.	24	4,961
Intuit, Inc.	7	4,272
Jabil, Inc.	2	246
Juniper Networks, Inc.	8	311
Keysight Technologies, Inc.(a)	4	596
KLA Corp.	4	2,665
Lam Research Corp.	40	2,974
Manhattan Associates, Inc.(a)	2	527
Marvell Technology, Inc.	22	1,762
Microchip Technology, Inc.	14	1,027

The accompanying notes are an integral part of these financial statements.

27

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Micron Technology, Inc.	30	$2,990
Microsoft Corp.	94	38,197
MicroStrategy, Inc. - Class A(a)	4	978
MongoDB, Inc.(a)	2	541
Monolithic Power Systems, Inc.	2	1,519
Motorola Solutions, Inc.	4	1,797
NetApp, Inc.	6	692
NVIDIA Corp.	314	41,686
NXP Semiconductors NV	7	1,642
Okta, Inc.(a)	4	288
ON Semiconductor Corp.(a)	12	846
Oracle Corp.	44	7,385
Palantir Technologies, Inc. - Class A(a)	54	2,244
Palo Alto Networks, Inc.(a)	8	2,883
PTC, Inc.(a)	4	741
Pure Storage, Inc. - Class A(a)	8	400
Qorvo, Inc.(a)	2	143
QUALCOMM, Inc.	30	4,883
Roper Technologies, Inc.	3	1,613
salesforce.com, Inc.	26	7,576
Samsara, Inc. - Class A(a)	6	287
Seagate Technology Holdings PLC	6	602
ServiceNow, Inc.(a)	6	5,598
Skyworks Solutions, Inc.	4	350
Snowflake, Inc. - Class A(a)	8	919
Super Micro Computer, Inc.(a)	20	582
Synopsys, Inc.(a)	4	2,054
TE Connectivity PLC	8	1,179
Teledyne Technologies, Inc.(a)	1	455
Teradyne, Inc.	4	425
Texas Instruments, Inc.	24	4,876
Trimble, Inc.(a)	6	363
Twilio, Inc. - Class A(a)	4	323
Tyler Technologies, Inc.(a)	2	1,211
VeriSign, Inc.(a)	2	354
Western Digital Corp.(a)	8	522
Workday, Inc. - Class A(a)	6	1,403
Zebra Technologies Corp. - Class A(a)	2	764
Zoom Video Communications, Inc. - Class A(a)	6	448
Zscaler, Inc.(a)	2	362
		282,243
Materials - 0.8%
BHP Group Ltd.	134	3,760
BlueScope Steel Ltd.	12	160
Fortescue Ltd.	44	555
James Hardie Industries PLC(a)	12	386
Mineral Resources Ltd.	4	104
Northern Star Resources Ltd.	30	350
Orica Ltd.	12	137
Pilbara Minerals Ltd.(a)	76	143
Rio Tinto Ltd.	10	785

	Shares	Value
South32 Ltd.	120	$291
		6,671
Real Estate - 0.4%
Daito Trust Construction Co. Ltd.	2	222
Daiwa House Industry Co. Ltd.	14	421
Hannover Rueck SE	2	525
Hulic Co. Ltd.	10	94
Mitsubishi Estate Co. Ltd.	30	452
Mitsui Fudosan Co. Ltd.	70	611
Nomura Real Estate Holdings, Inc.	2	50
Sumitomo Realty & Development Co. Ltd.	8	242
		2,617
Utilities - 0.3%
Endesa SA	8	172
Iberdrola SA	162	2,405
Redeia Corp. SA	10	185
		2,762
TOTAL COMMON STOCKS (Cost $773,066)		783,626
REAL ESTATE INVESTMENT TRUSTS - 3.5%
Alexandria Real Estate Equities, Inc.	4	446
American Homes 4 Rent - Class A	8	282
American Tower Corp.	12	2,562
Annaly Capital Management, Inc.	14	266
AvalonBay Communities, Inc.	4	886
BXP, Inc.	4	322
Camden Property Trust	2	232
Crown Castle, Inc.	12	1,290
Digital Realty Trust, Inc.	8	1,426
Equinix, Inc.	2	1,816
Equity LifeStyle Properties, Inc.	4	280
Equity Residential	10	704
Essex Property Trust, Inc.	2	568
Extra Space Storage, Inc.	6	980
Gaming and Leisure Properties, Inc.	8	402
Healthpeak Properties, Inc.	18	404
Host Hotels & Resorts, Inc.	18	310
Invitation Homes, Inc.	16	503
Iron Mountain, Inc.	8	990
Kimco Realty Corp.	18	427
Mid-America Apartment Communities, Inc.	4	605
Prologis, Inc.	24	2,710
Public Storage	4	1,316
Realty Income Corp.	24	1,425
Regency Centers Corp.	4	286
SBA Communications Corp.	2	459
Simon Property Group, Inc.	8	1,353
Sun Communities, Inc.	4	531
UDR, Inc.	8	338
Ventas, Inc.	10	655
VICI Properties, Inc.	28	889
Welltower, Inc.	16	2,158

The accompanying notes are an integral part of these financial statements.

28

Pacer MSCI World Industry Advantage ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Weyerhaeuser Co.	20	$623
WP Carey, Inc.	6	334
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,359)		28,778
TOTAL INVESTMENTS - 99.9% (Cost $803,425)		$812,404
Other Assets in Excess of Liabilities - 0.1%		788
TOTAL NET ASSETS - 100.0%		$813,192

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

29

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 16.2%
Alphabet, Inc. - Class A	369	$63,140
Electronic Arts, Inc.	271	40,880
Facebook, Inc. - Class A	123	69,812
Netflix, Inc.(a)	71	53,678
Trade Desk, Inc. - Class A(a)	916	110,113
		337,623
Consumer Discretionary - 7.5%
Airbnb, Inc. - Class A(a)	180	24,262
Booking Holdings, Inc.	10	46,763
DoorDash, Inc. - Class A(a)	296	46,383
Lululemon Athletica, Inc.(a)	40	11,916
MercadoLibre, Inc.(a)	13	26,483
		155,807
Consumer Staples - 1.0%
Monster Beverage Corp.(a)	401	21,125
Energy - 3.5%
Diamondback Energy, Inc.	405	71,592
Health Care - 6.0%
Amgen, Inc.	102	32,656
DexCom, Inc.(a)	130	9,162
Gilead Sciences, Inc.	306	27,179
IDEXX Laboratories, Inc.(a)	43	17,498
Regeneron Pharmaceuticals, Inc.(a)	45	37,719
		124,214
Industrials - 12.2%
Automatic Data Processing, Inc.	136	39,337
Cintas Corp.	360	74,091
Copart, Inc.(a)	757	38,963
CSX Corp.	717	24,120
Paychex, Inc.	260	36,226
Verisk Analytics, Inc.	144	39,559
		252,296
Information Technology - 53.5%(b)
Adobe, Inc.(a)	35	16,733
Analog Devices, Inc.	278	62,025
ANSYS, Inc.(a)	74	23,710
Apple, Inc.	265	59,866
Applied Materials, Inc.	399	72,450
Atlassian Corp. - Class A(a)	83	15,649
Autodesk, Inc.(a)	103	29,231
Broadcom, Inc.	585	99,316
Cadence Design System, Inc.(a)	82	22,642
Cisco Systems, Inc.	491	26,892
Crowdstrike Holdings, Inc. - Class A(a)	65	19,297
Datadog, Inc. - Class A(a)	192	24,084
Fortinet, Inc.(a)	330	25,958
Intuit, Inc.	47	28,684
KLA Corp.	126	83,946

	Shares	Value
Lam Research Corp.	575	$42,751
Marvell Technology, Inc.	422	33,806
Microchip Technology, Inc.	417	30,595
Microsoft Corp.	81	32,914
NVIDIA Corp.	887	117,759
NXP Semiconductors NV	276	64,722
Palo Alto Networks, Inc.(a)	73	26,304
QUALCOMM, Inc.	380	61,853
Roper Technologies, Inc.	52	27,962
Synopsys, Inc.(a)	64	32,871
Workday, Inc. - Class A(a)	65	15,200
Zscaler, Inc.(a)	79	14,282
		1,111,502
TOTAL COMMON STOCKS (Cost $2,063,058)		2,074,159
TOTAL INVESTMENTS - 99.9% (Cost $2,063,058)		$2,074,159
Other Assets in Excess of Liabilities - 0.1%		579
TOTAL NET ASSETS - 100.0%		$2,074,738

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

30

Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Cayman Islands - 1.2%
Xiaomi Corp. - Class B(a)(b)	2,728	$ 9,369
China - 9.2%
BYD Co. Ltd. - Class H	148	5,357
PetroChina Co. Ltd. - Class H	2,882	2,165
Ping An Insurance Group Co. of China Ltd. - Class H	998	6,181
Tencent Holdings Ltd.	1,166	60,684
		74,387
Finland - 0.4%
Nokia OYJ	766	3,604
France - 8.5%
Arkema SA	10	874
Cie de Saint-Gobain	68	6,138
L’Oreal SA	67	25,088
Renault SA	40	1,823
Safran SA	56	12,658
Sanofi	164	17,324
Thales SA	28	4,512
		68,417
Germany - 10.1%
BASF SE	118	5,731
Bayer AG	132	3,560
Bayerische Motoren Werke AG	77	6,057
Evonik Industries AG	66	1,452
Infineon Technologies AG	172	5,430
Merck KGaA	18	2,976
SAP SE	156	36,449
Siemens AG	103	19,988
		81,643
Hong Kong - 0.3%
Lenovo Group Ltd.	1,704	2,257
Japan - 29.0%(c)
AGC, Inc.	30	928
Aisin Corp.	120	1,266
Asahi Kasei Corp.	196	1,367
Bridgestone Corp.	96	3,467
Canon, Inc.	178	5,862
Dai Nippon Printing Co. Ltd.	76	1,336
Daikin Industries Ltd.	39	4,787
Denso Corp.	418	6,099
Disco Corp.	15	4,390
ENEOS Holdings, Inc.	418	2,136
FANUC Corp.	136	3,685
Fuji Electric Co. Ltd.	20	1,046
FUJIFILM Holdings Corp.	168	4,068
Fujitsu Ltd.	280	5,460
Hamamatsu Photonics KK	48	644

	Shares	Value
Hitachi Ltd.	602	$15,547
Honda Motor Co. Ltd.	696	7,135
JFE Holdings, Inc.	90	1,096
Kao Corp.	64	2,856
Komatsu Ltd.	132	3,485
Kyocera Corp.	208	2,153
Mitsubishi Chemical Holdings Corp.	212	1,159
Mitsubishi Electric Corp.	288	4,525
Mitsubishi Heavy Industries Ltd.	456	6,582
Mitsui Chemicals, Inc.	28	649
Murata Manufacturing Co. Ltd.	272	4,846
NEC Corp.	38	3,310
NIDEC CORP	160	3,239
Nippon Steel Corp.	130	2,626
Nippon Telegraph & Telephone Corp.	11,796	11,467
Nissan Chemical Corp.	20	685
Nissan Motor Co. Ltd.	556	1,505
Nitto Denko Corp.	100	1,684
Olympus Corp.	166	2,961
Omron Corp.	30	1,204
Panasonic Holdings Corp.	334	2,721
Renesas Electronics Corp.	252	3,500
Rohm Co. Ltd.	58	655
SCREEN Holdings Co. Ltd.	14	924
Seiko Epson Corp.	54	998
Sekisui Chemical Co. Ltd.	64	914
Shin-Etsu Chemical Co. Ltd.	262	9,923
SoftBank Group Corp.	192	12,002
Sony Group Corp.	820	14,698
Sumitomo Electric Industries Ltd.	110	1,725
Takeda Pharmaceutical Co. Ltd.	212	5,949
TDK Corp.	270	3,274
Terumo Corp.	202	3,915
Tokyo Electron Ltd.	61	9,396
Toppan Printing Co. Ltd.	46	1,367
Toray Industries, Inc.	230	1,266
Toyota Motor Corp.	1,973	34,834
		233,316
Netherlands - 6.5%
Airbus Group SE	102	15,551
ASML Holding NV	50	33,786
Koninklijke Philips NV(a)	128	3,358
		52,695
South Korea - 7.9%
Hyundai Motor Co.	28	4,362
Kia Corp.	54	3,596
LG Chem Ltd.	10	2,272
LG Corp.	22	1,207
LG Electronics, Inc.	22	1,427
POSCO	12	2,917
Samsung Electro-Mechanics Co. Ltd.	10	858
Samsung Electronics Co. Ltd.	748	32,088

The accompanying notes are an integral part of these financial statements.

31

Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Samsung SDI Co. Ltd.	10	$2,370
SK Hynix, Inc.	95	12,825
		63,922
Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	424	3,541
Switzerland - 9.4%
ABB Ltd.	244	13,534
Novartis AG	277	30,088
Roche Holding AG	90	27,921
STMicroelectronics NV	122	3,321
Swatch Group AG	4	818
		75,682
Taiwan - 15.2%
AU Optronics Corp.	1,110	575
Hon Hai Precision Industry Co. Ltd.	1,818	12,001
MediaTek, Inc.	210	8,455
Taiwan Semiconductor Manufacturing Co. Ltd.	3,170	101,907
		122,938
United Kingdom - 1.2%
GSK PLC	538	9,660
TOTAL COMMON STOCKS (Cost $799,836)		801,431
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA 0.00%	24	2,078
Porsche Automobil Holding SE 0.00%	22	912
TOTAL PREFERRED STOCKS (Cost $3,124)		2,990
TOTAL INVESTMENTS - 99.7% (Cost $802,960)		$804,421
Other Assets in Excess of Liabilities - 0.3%		2,531
TOTAL NET ASSETS - 100.0%		$806,952

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $9,369 or 1.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of these financial statements.

32

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Par	Value
BANK LOANS - 55.4%
Communication Services - 1.0%
SBA Senior Finance II LLC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 01/27/2031	$3,935,461	$3,934,438
Consumer Discretionary - 12.8%
1011778 BC ULC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 09/23/2030	3,303,140	3,280,017
Allied Universal Holdco LLC, Senior Secured First Lien, 8.64% (1 mo. SOFR US + 3.75%), 05/15/2028	1,964,607	1,962,937
Aramark Services, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 1.75%), 01/15/2027	4,000,000	4,003,140
Bombardier Recreational Products, Inc., Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.00%), 05/24/2027	212,534	212,693
Carnival Corp., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.75%), 10/18/2028	1,148,779	1,153,087
Chariot Buyer LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 3.25%), 11/03/2028	3,979,540	3,978,067
ClubCorp Holdings, Inc., Senior Secured First Lien
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	2,842,582	2,851,166
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	73,754	73,977
Golden State Foods LLC, 9.07% (1 mo. Term SOFR + 4.25%), 10/07/2031	3,250,000	3,256,094
IRB Holding Corp., Senior Secured First Lien, 7.64% (1 mo. SOFR US + 2.75%), 12/15/2027	3,728,061	3,731,864
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.98% (3 mo. SOFR US + 4.00%), 06/01/2028	3,473,175	3,487,120
10.40% (3 mo. SOFR US + 5.50%), 06/01/2029	994,898	1,001,947
MIC Glen LLC, Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 07/21/2028	2,965,251	2,972,901
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.50%), 08/25/2028	3,694,559	3,700,341
Six Flags Entertainment Corp., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 05/01/2031	3,990,000	3,992,494
United Airlines, Inc., Senior Secured First Lien, 7.38% (3 mo. SOFR US + 2.75%), 02/24/2031	1,791,000	1,797,233

	Par	Value
Wand NewCo 3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	$1,467,890	$1,469,725
7.94% (1 mo. SOFR US + 3.25%), 01/30/2031	2,522,110	2,525,263
Whatabrands LLC, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.75%), 08/03/2028	3,964,899	3,968,963
		49,419,029
Consumer Staples - 1.2%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien, 8.66% (1 mo. SOFR US + 3.75%), 10/01/2025	2,992,063	2,947,183
Naked Juice LLC, Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.25%), 01/24/2029	1,984,784	1,499,127
8.05% (3 mo. SOFR US + 3.25%), 01/24/2029	5,089	3,844
		4,450,154
Energy - 1.6%
CQP Holdco LP, Senior Secured First Lien, 6.85% (3 mo. SOFR US + 2.25%), 12/31/2030	3,153,798	3,156,195
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.19% (3 mo. SOFR US + 3.50%), 02/16/2028	3,147,518	3,163,255
		6,319,450
Financials - 5.4%
Acrisure LLC, Senior Secured First Lien
7.76% (3 mo. SOFR US + 3.00%), 02/16/2027	2,731,431	2,730,994
8.01% (3 mo. SOFR US + 3.25%), 11/06/2030	2,244,375	2,243,679
AssuredPartners, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 02/14/2031	1,990,000	1,995,115
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.51% (1 mo. SOFR US + 1.75%), 06/22/2028	4,144,070	4,145,002
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	4,000,000	4,016,260
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	3,951,700	3,903,213
HUB International Ltd., Senior Secured First Lien, 8.01% (3 mo. SOFR US + 2.75%), 06/20/2030	1,987,525	1,993,587
		21,027,850

The accompanying notes are an integral part of these financial statements.

33

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Coninued)
Health Care - 2.7%
Bausch + Lomb Corp. First Lien, 8.27% (1 mo. Term SOFR + 3.25%), 05/10/2027	$1,000,000	$1,000,625
Bausch + Lomb Corp., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 4.00%), 09/29/2028	2,479,975	2,489,275
ICON Luxembourg Sarl, Senior Secured First Lien
6.60% (1 mo. SOFR US + 2.00%), 07/03/2028	567,746	570,366
6.60% (1 mo. SOFR US + 2.00%), 07/03/2028	141,454	142,107
Medline Borrower LP, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 2.75%), 10/23/2028	3,784,355	3,792,132
Phoenix Newco, Inc., Senior Secured First Lien, 7.69% (1 mo. SOFR US + 3.00%), 11/15/2028	2,386,399	2,387,854
		10,382,359
Industrials - 17.0%
Apple Bidco LLC, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 09/25/2028	3,979,900	3,994,128
Chart Industries, Inc., Senior Secured First Lien, 7.09% (3 mo. SOFR US + 2.50%), 03/18/2030	4,263,587	4,276,932
Clark Equipment (Doosan Bobcat/Doosan Infracore) T/L B (6/24)- Target, Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 04/20/2029	3,482,575	3,483,672
Core & Main LP, Senior Secured First Lien, 6.97% (3 mo. SOFR US + 2.25%), 02/10/2031	3,472,494	3,479,717
CoreLogic, Inc., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 06/02/2028	3,974,463	3,961,685
Crosby US Acquisition Corp., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 08/16/2029	3,485,000	3,504,986
Dun & Bradstreet Corp., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 2.75%), 01/18/2029	2,484,631	2,491,513
Emrld Borrower LP, Senior Secured First Lien, 7.56% (1 mo. SOFR US + 2.50%), 05/31/2030	3,316,278	3,316,278
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.88% (3 mo. SOFR US + 3.75%), 05/22/2028	1,984,694	1,993,655
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 11.13% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	601,650

	Par	Value
Filtration Group Corp., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 10/23/2028	$3,982,045	$3,993,752
GFL Environmental, Inc., Senior Secured First Lien, 6.61% (3 mo. SOFR US + 2.00%), 06/27/2031	4,000,000	3,998,760
Madison IAQ LLC, Senior Secured First Lien, 8.00% (6 mo. SOFR US + 2.75%), 06/21/2028	2,949,484	2,951,902
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	3,971,309	3,976,571
SPX FLOW, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 04/05/2029	3,272,617	3,283,548
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (1 mo. SOFR US + 5.00%), 02/15/2029	4,229,998	4,240,066
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	2,218,275	2,226,671
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	1,274,234	1,279,057
TransDigm, Inc., Senior Secured First Lien
7.35% (3 mo. SOFR US + 2.75%), 03/22/2030	1,613,366	1,618,440
7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	2,992,500	2,998,694
Wec US Holdings Ltd., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 01/27/2031	3,990,000	3,997,382
		65,669,059
Information Technology - 7.8%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	3,491,250	3,503,260
AthenaHealth Group, Inc., Senior Secured First Lien, 7.94% (1 mo. SOFR US + 3.25%), 02/15/2029	3,801,314	3,795,365
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	3,997,487	3,973,183
Epicor Software Corp., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	4,074,879	4,091,647
Peraton Corp., Senior Secured First Lien, 8.64% (1 mo. SOFR US + 3.75%), 02/01/2028	3,958,405	3,841,929
Polaris Newco LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 4.00%), 06/05/2028	3,210,894	3,192,929
Tempo Acquisition LLC, Senior Secured First Lien, 6.94% (1 mo. SOFR US + 2.25%), 08/31/2028	3,558,174	3,563,458

The accompanying notes are an integral part of these financial statements.

34

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Coninued)
Information Technology - (Continued)
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	$3,974,886	$3,983,889
		29,945,660
Materials - 5.1%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 05/23/2031	3,986,000	3,989,986
Graham Packaging Co., Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.50%), 08/04/2027	3,698,517	3,702,364
Iris Holding, Inc., Senior Secured First Lien
9.44% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	728,943
9.54% (3 mo. SOFR US + 4.75%), 06/28/2028	730,964	699,785
Nouryon USA LLC, Senior Secured First Lien
8.63% (3 mo. SOFR US + 3.50%), 04/03/2028	957,816	964,401
8.63% (3 mo. SOFR US + 3.50%), 04/03/2028	248,626	250,335
Pregis TopCo LLC, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 4.00%), 07/31/2026	1,969,362	1,978,185
Proampac PG Borrower LLC, Senior Secured First Lien
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	2,081,494	2,091,256
9.23% (1 mo. SOFR US + 4.00%), 09/15/2028	1,366,727	1,373,137
Quikrete Holdings, Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.50%), 04/14/2031	3,926,650	3,929,733
		19,708,125
Technology - 0.8%
BCPE Pequod Buyer, Inc., 8.42% (1 mo. Term SOFR + 3.50%), 09/19/2031	3,000,000	3,002,250
Epicor Software Corp., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	188,332	189,107
		3,191,357
TOTAL BANK LOANS (Cost $213,969,666)		214,047,481
COLLATERALIZED LOAN OBLIGATIONS - 29.3%
Aimco CDO
Series 2015-AA, Class ER3, 11.00% (3 mo. Term SOFR + 6.35%), 10/17/2034(a)	2,500,000	2,511,522

	Par	Value
Series 2019-10A, Class ERR, 10.28% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	$825,000	$834,496
Series 2020-11A, Class ER2, 10.00% (3 mo. Term SOFR + 5.35%), 07/17/2037(a)	3,000,000	3,015,291
Series 2021-15A, Class E, 10.86% (3 mo. Term SOFR + 6.21%), 10/17/2034(a)	1,250,000	1,259,924
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 10.95% (3 mo. Term SOFR + 6.30%), 04/16/2037(a)	2,000,000	2,040,964
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 11.15% (3 mo. Term SOFR + 6.50%), 01/17/2035(a)	1,000,000	1,008,551
Benefit Street Partners CLO Ltd., Series 2022-28A, Class E, 12.21% (3 mo. Term SOFR + 7.59%), 10/20/2035(a)	1,000,000	1,009,638
Blackstone, Inc., Series 2017-1A, Class A1R, 5.92% (3 mo. Term SOFR + 1.30%), 04/20/2034(a)	3,000,000	3,002,721
CarVal CLO
Series 2019-2A, Class E, 11.32% (3 mo. Term SOFR + 6.70%), 07/20/2032(a)	1,000,000	1,006,638
Series 2023-1A, Class ER, 10.97% (3 mo. Term SOFR + 6.35%), 07/20/2037(a)	2,000,000	2,020,541
CIFC Funding Ltd.
Series 2019-6A, Class A1R, 6.10% (3 mo. Term SOFR + 1.45%), 07/16/2037(a)	2,000,000	2,006,078
Series 2019-FAL, Class E, 12.29% (3 mo. Term SOFR + 7.67%), 01/20/2033(a)	1,000,000	1,002,142
Clover CLO
Series 2018-1A, Class ERR, 11.02% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	1,650,000	1,659,752
Series 2021-2A, Class E, 11.38% (3 mo. Term SOFR + 6.76%), 07/20/2034(a)	1,000,000	1,004,066
Series 2021-3A, Class E, 11.35% (3 mo. Term SOFR + 6.72%), 01/25/2035(a)	1,000,000	1,012,749
Dryden Senior Loan Fund, Series 2018-64A, Class A, 5.86% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	2,577,177	2,578,928
Eaton Vance Management, Series 2020-1A, Class ERR, 10.91% (3 mo. Term SOFR + 6.25%), 10/15/2037(a)	1,000,000	1,004,798
Elmwood CLO Ltd.
Series 2022-4A, Class ER, 10.35% (3 mo. Term SOFR + 5.70%), 07/17/2037(a)	1,275,000	1,291,280

The accompanying notes are an integral part of these financial statements.

35

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2022-8A, Class ER, 11.12% (3 mo. Term SOFR + 6.50%), 10/20/2036(a)	$1,000,000	$1,022,086
Series 2024-10A, Class E, 0.00% (3 mo. Term SOFR + 5.35%), 10/17/2037(a)	2,000,000	2,010,410
Flatiron CLO Ltd.
Series 2020-1A, Class ER, 11.58% (3 mo. Term SOFR + 6.45%), 05/20/2036(a)	1,500,000	1,530,469
Series 2021-1A, Class ER, 10.52% (3 mo. Term SOFR + 5.90%), 10/19/2037(a)	1,250,000	1,256,291
Galaxy CLO Ltd., Series 2024-34A, Class E, 0.00% (3 mo. Term SOFR + 5.90%), 10/20/2037(a)	1,875,000	1,884,752
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 12.38% (3 mo. Term SOFR + 7.76%), 04/20/2034(a)	1,000,000	990,869
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER, 11.32% (3 mo. Term SOFR + 6.70%), 04/20/2035(a)	1,000,000	1,004,437
Series 2023-17A, Class E, 11.12% (3 mo. Term SOFR + 6.50%), 07/20/2036(a)	1,000,000	1,023,284
Harbor Park CLO Ltd., Series 2018-1A, Class E, 10.48% (3 mo. Term SOFR + 5.86%), 01/20/2031(a)	1,000,000	1,007,740
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ER, 10.12% (3 mo. Term SOFR + 5.50%), 07/20/2036(a)	1,550,000	1,565,093
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 8.12% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	3,000,000	3,034,043
Series 2019-22A, Class ERR, 10.06% (3 mo. Term SOFR + 5.40%), 07/15/2036(a)	1,900,000	1,908,321
Series 2020-28A, Class ER, 11.03% (3 mo. Term SOFR + 6.41%), 01/20/2035(a)	1,750,000	1,761,485
Series 2021-29A, Class ER, 11.24% (3 mo. Term SOFR + 6.00%), 07/15/2037(a)	1,000,000	1,008,737
Series 2021-30A, Class E, 11.09% (3 mo. Term SOFR + 6.46%), 10/25/2034(a)	1,500,000	1,500,075
Series 2021-30A, Class ER, 0.00% (3 mo. Term SOFR + 5.35%), 10/25/2037(a)	1,475,000	1,482,679
Series 2021-31A, Class E, 10.92% (3 mo. Term SOFR + 6.26%), 07/15/2034(a)	500,000	504,226

	Par	Value
Series 2023-37A, Class D, 8.62% (3 mo. Term SOFR + 4.00%), 10/20/2036(a)	$2,000,000	$2,030,840
Series 2024-40A, Class E, 11.08% (3 mo. Term SOFR + 5.75%), 07/15/2037(a)	1,125,000	1,137,625
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class A, 6.05% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)	2,000,000	2,000,790
Neuberger Berman CLO Ltd.
Series 2018-28A, Class ER, 11.93% (3 mo. Term SOFR + 6.95%), 10/20/2038(a)	1,000,000	1,037,628
Series 2019-35A, Class E, 11.88% (3 mo. Term SOFR + 7.26%), 01/19/2033(a)	1,000,000	1,022,799
Series 2021-41A, Class E, 11.42% (3 mo. Term SOFR + 6.76%), 04/15/2034(a)	1,000,000	1,011,037
Series 2021-45A, Class E, 11.17% (3 mo. Term SOFR + 6.51%), 10/14/2035(a)	1,000,000	1,000,579
Series 2022-48A, Class E, 11.13% (3 mo. Term SOFR + 6.50%), 04/25/2036(a)	1,500,000	1,507,603
Series 2022-49A, Class ER, 10.13% (3 mo. Term SOFR + 5.50%), 07/25/2035(a)	2,875,000	2,889,269
Series 2022-50A, Class ER, 10.13% (3 mo. Term SOFR + 5.50%), 07/23/2036(a)	3,000,000	3,033,638
Niagara Park CLO, Series 2019-1A, Class AR, 5.91% (3 mo. Term SOFR + 1.26%), 07/17/2032(a)	2,000,000	2,001,172
OCP CLO Ltd.
Series 2018-15A, Class D, 10.73% (3 mo. Term SOFR + 6.11%), 07/20/2031(a)	1,000,000	1,004,676
Series 2020-19A, Class ER, 11.38% (3 mo. Term SOFR + 6.76%), 10/20/2034(a)	250,000	251,028
Series 2021-21A, Class E, 11.16% (3 mo. Term SOFR + 6.54%), 07/20/2034(a)	1,000,000	1,005,016
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 6.04% (3 mo. Term SOFR + 1.38%), 07/15/2034(a)	1,000,000	1,000,621
OHA Credit Funding
Series 2018-1A, Class ER, 11.12% (3 mo. Term SOFR + 6.50%), 04/20/2037(a)	1,000,000	1,028,848
Series 2019-2A, Class ER, 11.24% (3 mo. Term SOFR + 6.62%), 04/21/2034(a)	810,000	815,109

The accompanying notes are an integral part of these financial statements.

36

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2020-5A, Class ER, 10.18% (3 mo. Term SOFR + 5.40%), 10/18/2037(a)	$2,000,000	$2,010,220
Series 2022-11A, Class ER, 10.02% (3 mo. Term SOFR + 5.40%), 07/19/2037(a)	3,000,000	3,032,414
OHA Credit Partners Ltd.
Series 2014-10RA, Class ER, 11.13% (3 mo. Term SOFR + 6.51%), 04/20/2034(a)	1,000,000	1,003,863
Series 2015-11A, Class ER2, 10.37% (3 mo. Term SOFR + 5.75%), 04/20/2037(a)	1,000,000	1,008,101
Series 2017-14A, Class ER, 10.71% (3 mo. Term SOFR + 5.45%), 07/21/2037(a)	1,175,000	1,186,502
Series 2021-16A, Class ER, 10.13% (3 mo. Term SOFR + 5.50%), 10/18/2037(a)	1,000,000	1,004,822
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 10.32% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,625,000	1,642,332
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 9.38% (3 mo. Term SOFR + 4.75%), 07/24/2031(a)	1,000,000	1,007,491
Series 2024-3A, Class D, 10.56% (3 mo. Term SOFR + 5.40%), 08/08/2032(a)	1,000,000	1,008,349
Parallel CLO Ltd., Series 2020-1A, Class A1R, 6.10% (3 mo. Term SOFR + 1.48%), 07/20/2034(a)	2,000,000	2,001,501
Point Au Roche Park CLO, Series 2021-1A, Class E, 10.98% (3 mo. Term SOFR + 6.36%), 07/20/2034(a)	370,000	372,538
Rad CLO, Series 2021-12A, Class E, 11.20% (3 mo. Term SOFR + 6.61%), 10/30/2034(a)	500,000	503,999
Regatta Funding Ltd., Series 2024-2A, Class A1, 6.18% (3 mo. Term SOFR + 1.55%), 04/25/2037(a)	1,300,000	1,309,025
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.91% (3 mo. Term SOFR + 6.25%), 07/15/2037(a)	1,000,000	1,017,920
Series 2021-19A, Class D, 11.42% (3 mo. Term SOFR + 6.76%), 10/15/2035(a)	1,000,000	1,010,086
Series 2023-26A, Class A1, 6.44% (3 mo. Term SOFR + 1.78%), 04/15/2038(a)	2,000,000	2,008,355
Series 2024-32RA, Class DR, 10.76% (3 mo. Term SOFR + 6.10%), 10/15/2039(a)	2,000,000	2,007,882
Sixth Street CLO, Series 2021-19A, Class E, 10.78% (3 mo. Term SOFR + 6.16%), 07/20/2034(a)	500,000	502,094

	Par	Value
Symphony CLO Ltd.
Series 2020-24A, Class E, 11.89% (3 mo. Term SOFR + 7.26%), 01/23/2032(a)	$1,000,000	$1,007,443
Series 2021-26A, Class AR, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2033(a)	2,687,850	2,689,292
Series 2021-29A, Class E, 11.17% (3 mo. Term SOFR + 6.51%), 01/15/2034(a)	1,500,000	1,489,423
Series 2022-37A, Class DR, 9.52% (3 mo. Term SOFR + 4.90%), 01/20/2037(a)	1,250,000	1,269,701
TCI-Flatiron CLO Ltd., Series 2016-1A, Class ER3, 10.90% (3 mo. Term SOFR + 6.25%), 01/17/2032(a)	1,000,000	1,005,455
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.26% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	1,925,000	1,911,617
Unity-Peace Park CLO Ltd., Series 2022-1A, Class E, 11.79% (3 mo. Term SOFR + 7.18%), 04/20/2035(a)	1,500,000	1,509,791
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 11.52% (3 mo. Term SOFR + 6.90%), 04/20/2037(a)	1,000,000	1,044,727
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $111,596,399)		113,108,297
CORPORATE BONDS - 13.2%
Communication Services - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030(a)	500,000	455,308
DISH Network Corp., 11.75%, 11/15/2027(a)	2,000,000	2,106,775
		2,562,083
Consumer Discretionary - 3.3%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(a)	2,000,000	1,806,602
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027(a)	2,000,000	2,006,360
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	250,000	249,387
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	2,000,000	1,877,259
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	1,000,000	974,312
Las Vegas Sands Corp., 3.90%, 08/08/2029	2,000,000	1,870,573
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	2,000,000	1,919,853

The accompanying notes are an integral part of these financial statements.

37

Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(a)	$2,000,000	$1,963,369
		12,667,715
Consumer Staples - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	2,000,000	1,849,785
US Foods, Inc., 4.63%, 06/01/2030(a)	2,000,000	1,899,463
		3,749,248
Consumer, Cyclical - 0.5%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	2,000,000	1,924,455
Energy - 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(a)	2,000,000	1,948,976
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,800,000	1,874,763
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	2,000,000	2,022,860
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	2,000,000	2,076,926
		7,923,525
Financials - 0.3%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	1,000,000	1,053,543
Health Care - 0.4%
Medline Borrower LP, 3.88%, 04/01/2029(a)	1,500,000	1,404,615
Industrial - 0.5%
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	2,000,000	1,896,086
Industrials - 1.7%
Madison IAQ LLC, 4.13%, 06/30/2028(a)	2,000,000	1,907,793
OT Merger Corp., 7.88%, 10/15/2029(a)	1,000,000	441,735
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	2,000,000	2,081,412
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	2,000,000	2,017,978
		6,448,918
Information Technology - 0.4%
UKG, Inc., 6.88%, 02/01/2031(a)	1,500,000	1,538,326

	Par	Value
Materials - 0.6%
Olympus Water US Holding Corp., 7.25%, 06/15/2031(a)	$2,000,000	$2,054,020
Standard Industries, Inc./NJ, 4.75%, 01/15/2028(a)	500,000	482,523
		2,536,543
Utilities - 1.9%
Calpine Corp., 5.13%, 03/15/2028(a)	2,000,000	1,956,318
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	2,000,000	2,059,414
NRG Energy, Inc., 3.63%, 02/15/2031(a)	1,500,000	1,329,548
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)	2,000,000	1,905,363
		7,250,643
TOTAL CORPORATE BONDS (Cost $50,274,774)		50,955,700

	Shares
EXCHANGE TRADED FUNDS - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	8,065	638,264
SPDR Bloomberg High Yield Bond ETF	6,533	629,128
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,267,392
CLOSED END FUNDS - 0.0%(b)
Eagle Point Credit Co., Inc.	1,905	18,231
TOTAL CLOSED END FUNDS (Cost $33,494)		18,231
TOTAL INVESTMENTS - 98.2% (Cost $377,075,738)		$379,397,101
Liabilities in Excess of Other Assets – 1.8%		6,941,291
TOTAL NET ASSETS - 100.0%		$386,338,392

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $159,196,252 or 41.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

38

Pacer Trendpilot 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.2%
Communication Services - 9.2%
Alphabet, Inc. - Class A	111,966	$19,158,502
Alphabet, Inc. - Class C	106,737	18,432,413
Charter Communications, Inc. - Class A(a)(b)	7,120	2,332,583
Comcast Corp. - Class A	189,908	8,293,282
Electronic Arts, Inc.	13,118	1,978,850
Meta Platforms, Inc. - Class A	66,250	37,602,175
Netflix, Inc.(a)	21,224	16,045,981
Take-Two Interactive Software, Inc.(a)	8,433	1,363,785
T-Mobile US, Inc.	57,522	12,836,610
Trade Desk, Inc. - Class A(a)	21,835	2,624,785
Warner Bros Discovery, Inc.(a)	119,726	973,372
		121,642,338
Consumer Discretionary - 7.5%
Airbnb, Inc. - Class A(a)	21,496	2,897,446
Amazon.com, Inc.(a)	200,089	37,296,589
Booking Holdings, Inc.	1,671	7,814,014
DoorDash, Inc. - Class A(a)	18,985	2,974,949
Lululemon Athletica, Inc.(a)	5,938	1,768,930
Marriott International, Inc.	13,800	3,588,276
MercadoLibre, Inc.(a)	2,470	5,031,835
O’Reilly Automotive, Inc.(a)	2,892	3,334,881
PDD Holdings, Inc. - ADR(a)(b)	32,770	3,951,734
Ross Stores, Inc.	16,512	2,307,057
Starbucks Corp.	55,548	5,427,040
Tesla Motors, Inc.(a)(b)	92,038	22,995,694
		99,388,445
Consumer Staples - 3.3%
Coca-Cola Europacific Partners PLC	22,411	1,703,236
Costco Wholesale Corp.	21,869	19,117,442
Dollar Tree, Inc.(a)	10,682	690,485
Keurig Dr Pepper, Inc.	66,531	2,192,196
Mondelez International, Inc.	66,076	4,524,885
Monster Beverage Corp.(a)	48,143	2,536,173
PepsiCo, Inc.	67,439	11,200,269
The Kraft Heinz Co.	59,525	1,991,707
		43,956,393
Energy - 0.3%
Baker Hughes Co.	49,117	1,870,376
Diamondback Energy, Inc.	8,755	1,547,621
		3,417,997
Financials - 0.3%
PayPal Holdings, Inc.(a)	50,239	3,983,953
Health Care - 3.3%
Amgen, Inc.	26,487	8,480,078
AstraZeneca PLC - ADR	28,575	2,033,111
Biogen, Inc.(a)	7,123	1,239,402

	Shares	Value
DexCom, Inc.(a)	19,521	$1,375,840
GE HealthCare Technologies, Inc.	22,336	1,951,050
Gilead Sciences, Inc.	61,134	5,429,922
IDEXX Laboratories, Inc.(a)	4,075	1,658,199
Illumina, Inc.(a)	7,792	1,123,139
Intuitive Surgical, Inc.(a)	17,513	8,823,750
Moderna, Inc.(a)(b)	18,739	1,018,652
Regeneron Pharmaceuticals, Inc.(a)	5,316	4,455,871
Vertex Pharmaceuticals, Inc.(a)	12,671	6,031,142
		43,620,156
Industrials - 2.6%
Automatic Data Processing, Inc.	20,148	5,827,608
Cintas Corp.	19,861	4,087,592
Copart, Inc.(a)	47,173	2,427,994
CSX Corp.	96,146	3,234,352
Fastenal Co.	28,073	2,194,747
Honeywell International, Inc.	31,996	6,580,937
Old Dominion Freight Line, Inc.(b)	10,665	2,147,078
PACCAR, Inc.	25,705	2,680,517
Paychex, Inc.(b)	17,729	2,470,182
Verisk Analytics, Inc.	7,028	1,930,732
		33,581,739
Information Technology - 28.0%(c)
Adobe, Inc.(a)	21,780	10,412,582
Advanced Micro Devices, Inc.(a)	79,691	11,481,082
Analog Devices, Inc.	24,326	5,427,374
ANSYS, Inc.(a)	4,262	1,365,587
Apple, Inc.	289,892	65,489,502
Applied Materials, Inc.	40,764	7,401,927
ARM Holdings PLC - ADR(a)(b)	6,205	876,767
ASML Holding NV	4,662	3,135,428
Atlassian Corp. - Class A(a)	7,755	1,462,128
Autodesk, Inc.(a)	10,501	2,980,184
Broadcom, Inc.	228,216	38,744,230
Cadence Design System, Inc.(a)	13,358	3,688,411
CDW Corp.	6,586	1,239,683
Cisco Systems, Inc.	198,714	10,883,566
Cognizant Technology Solutions Corp. - Class A	24,421	1,821,562
Crowdstrike Holdings, Inc. - Class A(a)	11,321	3,360,865
Datadog, Inc. - Class A(a)	15,003	1,881,976
Fortinet, Inc.(a)	37,433	2,944,480
GlobalFoundries, Inc.(a)(b)	26,877	981,011
Intel Corp.(b)	208,946	4,496,518
Intuit, Inc.	13,737	8,383,691
KLA Corp.	6,635	4,420,436
Lam Research Corp.	64,201	4,773,344
Marvell Technology, Inc.	42,414	3,397,786
Microchip Technology, Inc.	26,509	1,944,965
Micron Technology, Inc.	54,350	5,415,978
Microsoft Corp.	141,744	57,597,674
MongoDB, Inc.(a)	3,548	959,379

The accompanying notes are an integral part of these financial statements.

39

Pacer Trendpilot 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
NVIDIA Corp.	467,463	$62,060,388
NXP Semiconductors NV	12,575	2,948,838
ON Semiconductor Corp.(a)	20,967	1,477,964
Palo Alto Networks, Inc.(a)	15,840	5,707,627
QUALCOMM, Inc.	54,755	8,912,471
Roper Technologies, Inc.	5,248	2,822,007
Super Micro Computer, Inc.(a)(b)	29,243	851,264
Synopsys, Inc.(a)	7,574	3,890,082
Texas Instruments, Inc.	44,914	9,124,728
Workday, Inc. - Class A(a)	10,447	2,443,031
Zscaler, Inc.(a)	7,273	1,314,886
		368,521,402
Materials - 0.8%
Linde PLC	23,625	10,776,544
Real Estate - 0.1%
CoStar Group, Inc.(a)	20,040	1,458,712
Utilities - 0.8%
American Electric Power Co., Inc.	25,814	2,549,132
Constellation Energy Corp.	15,537	4,085,609
Exelon Corp.	49,042	1,927,351
Xcel Energy, Inc.	27,237	1,819,704
		10,381,796
TOTAL COMMON STOCKS (Cost $501,520,163)		740,729,475
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 44.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	20,918,650	20,918,650
	Par
U.S. Treasury Bills - 42.9%
5.13%, 11/14/2024(e)	$50,600,000	50,514,932
5.07%, 11/21/2024(e)	486,200,000	484,953,383
4.52%, 01/02/2025(e)	30,000,000	29,767,128
		565,235,443
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $586,042,115)		586,154,093
TOTAL INVESTMENTS - 100.7% (Cost $1,087,562,278)		$1,326,883,568
Liabilities in Excess of Other Assets - (0.7)%		(9,230,020)
TOTAL NET ASSETS - 100.0%		$1,317,653,548

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $19,840,393 which represented 1.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)	The rate shown is the effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

40

Pacer Trendpilot European Index ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Austria - 0.7%
Andritz AG	370	$22,277
Erste Group Bank AG	1,670	93,988
OMV AG	759	31,455
Raiffeisen Bank International AG	690	12,376
Telekom Austria AG	466	3,868
Verbund AG	350	28,629
voestalpine AG	590	12,226
		204,819
Belgium - 2.5%
Ackermans & van Haaren NV	120	24,370
Ageas SA/NV	874	45,519
Anheuser-Busch InBev SA/NV - ADR(a)	4,860	288,538
Cenergy Holdings SA	190	1,798
D’ieteren Group	120	25,910
Elia Group SA/NV	197	18,718
Groupe Bruxelles Lambert NV	447	32,188
KBC Groep NV	1,266	91,824
Lotus Bakeries NV	3	39,224
Sofina SA	92	22,476
Syensqo SA	380	29,360
Titan Cement International SA	210	7,493
UCB SA	644	123,850
Viohalco SA	230	1,289
		752,557
Finland - 3.1%
Elisa OYJ	759	36,128
Fortum Oyj	2,320	34,144
Kesko Oyj - Class B	1,440	30,802
Kone Oyj - Class B	1,740	95,126
Metso Oyj	3,410	32,292
Neste Oyj	2,210	35,290
Nokia Oyj - ADR(a)	27,779	130,839
Nordea Bank Abp	17,698	207,237
Orion Oyj - Class B	562	27,295
Sampo Oyj - Class A	2,656	117,585
Stora Enso Oyj - Class R	3,140	34,907
UPM-Kymmene Oyj	2,835	83,046
Valmet Oyj	874	22,351
Wartsila OYJ Abp	2,580	49,140
		936,182
France - 29.6%(b)
Accor SA	1,198	54,288
Aeroports de Paris SA	170	20,119
Air Liquide SA	3,029	542,520
ALD SA(c)	718	4,733
Alstom SA(d)	1,838	40,106
Amundi SA(c)	310	22,424
Arkema SA	310	27,094
AXA SA	9,544	358,369
BioMerieux	220	24,529

	Shares	Value
BNP Paribas SA	5,334	$364,079
Bollore SE	3,718	23,194
Bouygues SA	966	30,924
Bureau Veritas SA	1,624	51,299
Capgemini SE	853	147,714
Carrefour SA	2,697	42,641
Cie de Saint-Gobain SA	2,441	220,328
Cie Generale des Etablissements Michelin SCA	3,734	126,114
Credit Agricole SA	5,346	81,906
Danone SA	3,329	237,907
Dassault Aviation SA	100	20,156
Dassault Systemes SE	3,563	121,928
Edenred SE	1,322	42,493
Eiffage SA	406	37,741
Engie SA	9,326	156,375
EssilorLuxottica SA	1,627	381,208
Eurazeo SE	263	20,011
Getlink SE	1,873	31,752
Hermes International SCA	184	415,102
Ipsen SA	184	22,396
JCDecaux SE(d)	390	7,352
Kering	380	94,594
La Francaise des Jeux SAEM(c)	510	21,724
Legrand SA	1,339	150,893
L’Oreal SA	1,233	461,706
LVMH Moet Hennessy Louis Vuitton SE - ADR(a)	6,577	872,044
Neoen SA(c)	369	15,834
Orange SA	10,192	111,917
Pernod Ricard SA	1,079	134,093
Pluxee NV(d)	470	9,801
Publicis Groupe SA	1,208	128,404
Remy Cointreau SA	120	7,486
Renault SA	1,022	46,579
Rexel SA	1,250	34,237
Safran SA	1,795	405,731
Sanofi SA - ADR	11,757	621,710
Sartorius Stedim Biotech	140	27,914
Schneider Electric SE	2,847	734,566
SCOR SE	800	17,186
SEB SA	129	13,527
Societe Generale SA	3,890	111,644
Sodexo SA	470	40,797
SOITEC(d)	129	10,166
Teleperformance SE	320	33,729
Thales SA	520	83,798
TotalEnergies SE - ADR(a)	10,862	679,527
Veolia Environnement SA	3,326	105,533
Vinci SA	2,633	294,137
Vivendi SE	3,554	37,862
Wendel SA	140	13,888
		8,997,829

The accompanying notes are an integral part of these financial statements.

41

Pacer Trendpilot European Index ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - 25.8%(b)
adidas AG	875	$208,821
Allianz SE	2,090	657,920
BASF SE	4,735	229,944
Bayer AG - ADR	20,930	141,696
Bayerische Motoren Werke AG	1,565	123,112
Bechtle AG	437	14,907
Beiersdorf AG	522	70,408
Brenntag SE	695	45,238
Carl Zeiss Meditec AG	190	11,904
Commerzbank AG	5,484	97,412
Continental AG	577	35,938
Covestro AG(c)(d)	1,000	63,307
CTS Eventim AG & Co. KGaA	310	32,523
Daimler AG	4,449	269,554
Daimler Truck Holding AG	2,786	115,188
Delivery Hero SE(c)(d)	1,048	44,356
Deutsche Bank AG	10,407	176,867
Deutsche Boerse AG	982	228,268
Deutsche Lufthansa AG	3,180	22,006
Deutsche Post AG	5,172	207,762
Deutsche Telekom AG	17,913	542,068
Deutsche Wohnen SE	260	6,618
DWS Group GmbH & Co. KGaA(c)	164	7,022
E.ON SE	11,793	159,257
Evonik Industries AG	1,336	29,399
Fielmann Group AG	129	6,476
Fraport AG Frankfurt Airport Services Worldwide(d)	190	10,272
Fresenius Medical Care AG & Co. KGaA	1,081	42,225
Fresenius SE & Co. KGaA(d)	2,188	79,777
FUCHS SE	160	5,735
GEA Group AG	907	44,673
Hannover Rueck SE	319	83,799
Heidelberg Materials AG	688	75,735
Henkel AG & Co. KGaA	520	40,556
HOCHTIEF AG	117	14,305
Infineon Technologies AG	6,911	218,193
KION Group AG	380	14,732
Knorr-Bremse AG	350	28,782
LEG Immobilien SE	391	36,925
Merck KGaA	685	113,256
MTU Aero Engines AG	282	92,238
Muenchener Rueckversicherungs-Gesellschaft AG	708	362,113
Nemetschek SE	290	31,371
Puma SE	530	24,087
Rational AG	26	25,453
Rheinmetall AG	231	118,901
RWE AG	3,788	122,664
SAP SE - ADR(a)	5,865	1,370,299
Sartorius AG	10	2,047
Scout24 SE(c)	391	33,663

	Shares	Value
Siemens AG - ADR	7,967	$773,357
Siemens Energy AG(d)	3,363	137,288
Siemens Healthineers AG(c)	1,482	77,330
Symrise AG	691	83,131
Talanx AG	323	24,928
Traton SE	270	8,635
Volkswagen AG	150	14,929
Vonovia SE	3,740	122,696
Wacker Chemie AG	80	6,730
Zalando SE(c)(d)	1,170	35,151
		7,823,947
Greece - 0.8%
Aegean Airlines SA	200	2,168
Alpha Services and Holdings SA	11,383	17,081
Athens International Airport SA	390	3,330
Athens Water Supply & Sewage Co. SA	220	1,386
Autohellas Tourist and Trading SA	110	1,359
Ellaktor SA	440	848
Eurobank Ergasias SA	13,457	27,665
FF Group(d)(e)	1,259	6,573
GEK TERNA SA	299	5,627
Hellenic Telecommunications Organization SA	990	16,336
HELLENiQ ENERGY Holdings SA	492	3,693
Holding Co. ADMIE IPTO SA	600	1,547
Intrakat Technical And Energy Projects SA(d)	250	1,332
Intralot SA-Integrated Information Systems & Gaming Services(d)	1,480	1,629
JUMBO SA	580	15,457
LAMDA Development SA(d)	430	3,461
Motor Oil Hellas Corinth Refineries SA	300	6,409
Mytilineos SA	578	20,157
National Bank of Greece SA	3,964	30,959
OPAP SA	1,000	17,056
Optima bank SA	350	4,873
Piraeus Financial Holdings SA	5,398	20,187
Piraeus Port Authority SA	47	1,414
Public Power Corp. SA	1,060	13,894
Quest Holdings SA	140	842
Sarantis SA	150	1,798
Terna Energy SA	277	5,966
		233,047
Ireland - 0.9%
AIB Group PLC	9,600	51,105
Bank of Ireland Group PLC	5,420	49,888
Glanbia PLC	940	15,593
Kerry Group PLC - Class A	790	78,628
Kingspan Group PLC	810	71,059
		266,273
Italy - 8.6%
A2A SpA	8,170	18,662
Amplifon SpA	690	19,289

The accompanying notes are an integral part of these financial statements.

42

Pacer Trendpilot European Index ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
Banca Mediolanum SpA	1,150	$14,235
Banco BPM SpA	7,290	49,132
BPER Banca SPA	5,620	34,234
Brunello Cucinelli SpA	184	18,173
Buzzi SpA	450	17,612
Davide Campari-Milano NV	2,542	17,083
DiaSorin SpA	117	12,727
Enel SpA	41,311	313,204
Eni SpA	11,996	182,837
Ferrari NV	632	302,344
FinecoBank Banca Fineco SpA	3,250	51,914
Generali	6,658	185,039
Hera SpA	4,071	15,587
Infrastrutture Wireless Italiane SpA(c)	1,850	20,828
Interpump Group SpA	420	18,658
Intesa Sanpaolo SpA	84,760	362,982
Italgas SpA	2,610	15,970
Leonardo SpA	2,127	50,831
Mediobanca Banca di Credito Finanziario SpA	2,892	47,721
Moncler SpA	1,211	67,101
Nexi SpA(c)(d)	4,230	26,696
Pirelli & C SpA(c)	1,955	10,688
Poste Italiane SpA(c)	2,410	33,922
Prysmian SpA	1,486	104,775
Recordati Industria Chimica e Farmaceutica SpA	520	29,469
Reply SpA	120	18,313
Snam SpA	12,097	58,134
Telecom Italia SpA(d)	53,850	13,630
Telecom Italia SpA - Savings Shares(d)	24,820	7,254
Terna Rete Elettrica Nazionale SpA	7,490	64,885
UniCredit SpA	8,447	373,777
Unipol Gruppo SpA	2,290	28,472
		2,606,178
Luxembourg - 0.4%
ArcelorMittal	2,572	63,451
Eurofins Scientific SE(d)	684	33,615
RTL Group SA	197	6,268
Tenaris SA - ADR	1,176	38,667
		142,001
Netherlands - 15.2%
Aalberts Industries NV	510	18,396
ABN AMRO Group NV(c)	2,372	39,192
Adyen NV(c)(d)	161	246,299
Aegon Ltd.	5,764	36,402
Airbus SE	3,140	478,721
Akzo Nobel NV	910	57,886
Argenx SE - ADR(d)	320	187,616
ASM International NV	250	139,286
ASML Holding NV	2,110	1,419,081

	Shares	Value
ASR Nederland NV	780	$36,967
BE Semiconductor Industries NV	410	43,679
CTP NV(c)	605	10,082
Euronext NV(c)	417	45,994
EXOR NV	536	56,671
Heineken Holding NV	690	47,847
Heineken NV	1,463	120,149
IMCD NV	300	47,660
ING Groep NV - ADR	17,279	292,879
JDE Peet’s NV	530	11,934
Koninklijke Ahold Delhaize NV	5,008	165,112
Koninklijke KPN NV	20,127	78,662
Koninklijke Philips NV(d)	4,235	111,112
Koninklijke Vopak NV	347	15,943
NN Group NV	1,453	71,423
OCI NV	520	6,315
Prosus NV	6,899	290,757
QIAGEN NV	1,156	49,103
Randstad Holding NV	570	26,258
Stellantis NV	10,844	148,577
Universal Music Group NV	4,000	100,421
Wolters Kluwer NV	1,279	215,223
		4,615,647
Poland - 0.1%
InPost SA(d)	1,266	24,691
Portugal - 0.4%
EDP SA	16,000	62,863
Galp Energia SGPS SA	2,288	38,999
Jeronimo Martins SGPS SA	1,460	28,380
		130,242
Spain - 8.5%
Acciona SA	120	15,324
ACS Actividades de Construccion y Servicios SA	1,036	49,584
Aena SME SA(c)	370	81,701
Amadeus IT Holding SA	2,321	168,143
Banco Bilbao Vizcaya Argentaria SA - ADR	30,461	302,478
Banco de Sabadell SA	27,930	54,336
Banco Santander SA - ADR(a)	80,162	389,587
Bankinter SA	3,425	27,904
CaixaBank SA	21,031	127,879
Cellnex Telecom SA(c)	2,975	109,055
Corp. ACCIONA Energias Renovables SA	300	6,187
EDP Renovaveis SA	1,587	21,371
Enagas SA	1,321	18,709
Endesa SA	1,689	36,386
Ferrovial SE	2,758	110,641
Grifols SA(d)	1,390	15,490
Iberdrola SA	32,221	478,235
Industria de Diseno Textil SA	5,587	317,840
Mapfre SA	5,280	15,082

The accompanying notes are an integral part of these financial statements.

43

Pacer Trendpilot European Index ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Spain - (Continued)
Naturgy Energy Group SA	670	$16,660
Redeia Corp. SA	2,300	42,531
Repsol SA	6,264	78,016
Telefonica SA	22,236	104,344
		2,587,483
Switzerland - 0.7%
DSM-Firmenich AG	919	109,061
STMicroelectronics NV	3,456	94,075
		203,136
TOTAL COMMON STOCKS (Cost $27,246,497)		29,524,032
PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG 0.00%	300	22,043
FUCHS SE 0.00%	349	16,256
Henkel AG & Co. KGaA 0.00%	871	75,396
Sartorius AG 0.00%	129	33,354
Volkswagen AG 0.00%	978	94,616
		241,665
Spain - 0.0%(f)
Grifols SA Class B, 0.00%	1,357	11,802
TOTAL PREFERRED STOCKS (Cost $277,790)		253,467
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Belgium - 0.1%
Warehouses De Pauw CVA	912	21,646
France - 0.4%
Covivio SA	290	16,498
Gecina SA	277	29,543
Klepierre	1,100	35,130
Unibail-Rodamco-Westfield	550	44,798
		125,969
Spain - 0.1%
Merlin Properties Socimi SA	2,330	26,003
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $154,590)		173,618

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(g)	2,998,249	$2,998,249
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,998,249)		2,998,249
TOTAL INVESTMENTS - 108.6% (Cost $30,677,126)		$32,949,366
Liabilities in Excess of Other Assets - (8.6)%		(2,603,705)
TOTAL NET ASSETS - 100.0%		$30,345,661

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europeae
SpA - Societa per Azioni
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $2,878,833 which represented 9.5% of net assets.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $950,001 or 3.1% of the Fund’s net assets.

(d)	Non-income producing security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,573 or 0.0% of net assets as of October 31, 2024.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

44

Pacer Trendpilot Fund of Funds ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Pacer Trendpilot 100 ETF(a)	145,428	$10,627,878
Pacer Trendpilot International ETF(a)	349,398	10,286,277
Pacer Trendpilot US Bond ETF(a)	518,337	10,434,124
Pacer Trendpilot US Large Cap ETF(a)	203,507	10,588,469
Pacer Trendpilot US Mid Cap ETF(a)	289,081	10,655,526
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $48,126,512)		52,592,274
TOTAL INVESTMENTS - 99.9% (Cost $48,126,512)		$52,592,274
Other Assets in Excess of Liabilities - 0.1%		26,386
TOTAL NET ASSETS - 100.0%		$52,618,660

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

45

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Australia - 6.2%
ANZ Group Holdings Ltd.	26,248	$538,078
Aristocrat Leisure Ltd.	5,519	223,443
BHP Group Ltd. - ADR(a)	22,723	1,260,218
Brambles Ltd.	12,224	147,699
Cochlear Ltd.	569	106,054
Coles Group Ltd.	11,690	135,323
Commonwealth Bank of Australia	14,640	1,375,333
Computershare Ltd.	4,883	84,772
CSL Ltd.	4,275	807,297
Fortescue Ltd.	14,812	186,864
Insurance Australia Group Ltd.	20,721	102,273
Macquarie Group Ltd.	3,150	479,922
National Australia Bank Ltd.	26,973	688,734
Origin Energy Ltd.	15,050	95,379
QBE Insurance Group Ltd.	13,109	148,471
REA Group Ltd.	440	65,708
Rio Tinto Ltd.	3,261	256,046
Santos Ltd.	28,424	126,825
Sonic Healthcare Ltd.	4,220	74,789
South32 Ltd.	39,660	96,049
Suncorp Group Ltd.	11,183	131,883
Telstra Group Ltd.	35,408	89,014
Transurban Group	27,224	227,713
Wesfarmers Ltd.	9,938	440,023
Westpac Banking Corp.	30,308	640,654
WiseTech Global Ltd.	1,656	128,903
Woodside Energy Group Ltd. - ADR(a)	16,412	258,489
Woolworths Group Ltd.	10,670	210,376
		9,126,332
Austria - 0.2%
Andritz AG	610	36,726
Erste Group Bank AG	2,925	164,619
OMV AG	1,200	49,732
Telekom Austria AG	675	5,602
Verbund AG	713	58,323
		315,002
Belgium - 0.6%
Anheuser-Busch InBev SA/NV - ADR(a)	7,887	468,251
KBC Groep NV	2,260	163,920
UCB SA	1,028	197,699
		829,870
Canada - 10.1%
Agnico Eagle Mines Ltd.(a)	4,421	381,488
Alimentation Couche-Tard, Inc.	6,907	360,195
Bank of Montreal	6,443	587,086
Barrick Gold Corp.	15,410	297,721
BCE, Inc.	2,672	86,199
Brookfield Corp.	12,632	669,496
Canadian Imperial Bank of Commerce(a)	8,230	514,869
Canadian National Railway Co.	4,890	527,729

	Shares	Value
Canadian Natural Resources Ltd.	18,669	$635,119
Canadian Pacific Kansas City Ltd.(a)	8,219	634,178
Cenovus Energy, Inc.	11,434	183,744
CGI, Inc.(b)	1,781	197,174
Constellation Software, Inc.	177	533,795
Dollarama, Inc.	2,472	257,240
Enbridge, Inc.(a)	19,072	770,509
Fairfax Financial Holdings Ltd.	206	255,993
Fortis, Inc.	4,386	189,607
Franco-Nevada Corp.	1,716	227,645
Great-West Lifeco, Inc.	2,403	80,632
Imperial Oil Ltd.(a)	1,475	109,858
Intact Financial Corp.	1,576	300,972
Loblaw Cos. Ltd.	1,272	160,824
Manulife Financial Corp.	15,545	454,069
National Bank of Canada	2,981	284,323
Nutrien Ltd.	4,323	206,121
Restaurant Brands International, Inc.	2,754	191,541
Rogers Communications, Inc. - Class B	3,367	122,289
Royal Bank of Canada	12,467	1,507,136
Shopify, Inc. - Class A(a)(b)	10,604	829,339
South Bow Corp.(b)	1,813	45,252
Sun Life Financial, Inc.	5,104	282,864
Suncor Energy, Inc.	11,102	419,322
TC Energy Corp.	9,067	421,706
Teck Resources Ltd. - Class B	4,006	186,239
TELUS Corp.(a)	4,273	67,556
The Bank of Nova Scotia	10,730	552,488
The Toronto-Dominion Bank	15,407	851,545
Thomson Reuters Corp.	1,165	190,641
Wheaton Precious Metals Corp.	3,928	259,287
		14,833,791
Denmark - 2.5%
AP Moller - Maersk AS - Class A	20	30,418
AP Moller - Maersk AS - Class B	40	62,995
Coloplast AS - Class B	1,062	132,437
DSV AS	1,523	331,017
Novo Nordisk AS - ADR	27,674	3,098,104
		3,654,971
Finland - 0.8%
Kone Oyj - Class B	3,533	193,150
Neste Oyj	3,773	60,248
Nokia Oyj - ADR(a)	46,634	219,646
Nordea Bank Abp	30,701	359,322
Sampo Oyj - Class A	4,585	202,984
UPM-Kymmene Oyj	4,648	136,154
		1,171,504
France - 7.9%
Air Liquide SA	5,115	916,141
AXA SA	15,072	565,940
BNP Paribas SA	8,802	600,791

The accompanying notes are an integral part of these financial statements.

46

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
France - (Continued)
Christian Dior SE	30	$18,519
Credit Agricole SA	8,795	134,748
Danone SA	5,581	398,847
Dassault Systemes SE	5,700	195,057
Engie SA	15,316	256,813
EssilorLuxottica SA	2,558	599,342
Hermes International SCA	302	681,309
Kering	603	150,106
L’Oreal SA	2,038	763,144
LVMH Moet Hennessy Louis Vuitton SE - ADR	11,200	1,485,008
Pernod Ricard SA	1,703	211,641
Safran SA	3,002	678,555
Sanofi SA - ADR	19,435	1,027,723
Schneider Electric SE - ADR(a)	23,634	1,221,641
TotalEnergies SE - ADR(a)	19,880	1,243,693
Vinci SA	4,440	496,000
		11,645,018
Germany - 6.7%
adidas AG	1,470	350,818
Allianz SE	3,450	1,086,041
BASF SE	7,862	381,799
Bayer AG - ADR	34,448	233,213
Bayerische Motoren Werke AG	2,468	194,148
Beiersdorf AG	840	113,300
Daimler AG	6,703	406,119
Daimler Truck Holding AG	4,511	186,509
Deutsche Boerse AG	1,672	388,659
Deutsche Post AG	8,059	323,734
Deutsche Telekom AG	30,615	926,446
E.ON SE	19,710	266,172
Hannover Rueck SE	515	135,286
Hapag-Lloyd AG(c)	72	12,672
Henkel AG & Co. KGaA	840	65,513
Infineon Technologies AG	11,390	359,604
Merck KGaA	1,104	182,533
Muenchener Rueckversicherungs-Gesellschaft AG	1,187	607,102
SAP SE - ADR(a)	8,974	2,096,685
Siemens AG - ADR	13,251	1,286,275
Siemens Healthineers AG(c)	2,503	130,605
Volkswagen AG	250	24,882
		9,758,115
Hong Kong - 1.8%
AIA Group Ltd. - ADR	24,460	776,116
BOC Hong Kong Holdings Ltd.	31,497	102,909
Budweiser Brewing Co. APAC Ltd.(c)	14,643	15,276
CK Asset Holdings Ltd.	16,201	66,375
CK Hutchison Holdings Ltd.	23,529	123,787
CK Infrastructure Holdings Ltd.	5,166	36,548
CLP Holdings Ltd.	14,600	124,044

	Shares	Value
Galaxy Entertainment Group Ltd.	18,023	$80,099
Hang Seng Bank Ltd.	6,300	77,067
Henderson Land Development Co. Ltd.	11,136	35,883
Hong Kong & China Gas Co. Ltd.	94,775	73,512
Hong Kong Exchanges & Clearing Ltd.	10,455	417,979
Jardine Matheson Holdings Ltd.	1,854	71,379
MTR Corp. Ltd.	13,629	49,614
Power Assets Holdings Ltd.	11,960	79,614
Prudential PLC - ADR(a)	11,919	197,617
Sun Hung Kai Properties Ltd.	13,237	143,283
Techtronic Industries Co. Ltd.	11,456	165,339
		2,636,441
Ireland - 0.7%
Experian PLC	8,048	391,960
ICON PLC(b)	721	160,141
James Hardie Industries PLC(b)	3,745	120,419
Kerry Group PLC - Class A	1,330	132,374
Kingspan Group PLC	1,339	117,467
Ryanair Holdings PLC - ADR(a)	1,957	86,617
		1,008,978
Israel - 1.0%
Azrieli Group Ltd.	315	24,160
Bank Hapoalim BM	11,730	122,655
Bank Leumi Le-Israel BM	13,234	134,946
Bezeq The Israeli Telecommunication Corp. Ltd.	17,171	22,060
Camtek Ltd.	206	16,318
Check Point Software Technologies Ltd.(b)	803	139,088
CyberArk Software Ltd.(b)	389	107,566
Elbit Systems Ltd.	216	49,446
First International Bank Of Israel Ltd.	450	20,034
Global-e Online Ltd.(a)(b)	913	35,096
ICL Group Ltd.	6,139	25,391
Isracard Ltd.	1	3
Israel Discount Bank Ltd. - Class A	10,823	63,829
JFrog Ltd.(b)	781	22,789
Melisron Ltd.	218	17,362
Mizrahi Tefahot Bank Ltd.	1,377	56,990
Monday.com Ltd.(b)	317	93,157
Nice Ltd. - ADR(a)(b)	547	95,014
Nova Ltd.(b)	246	46,230
Phoenix Holdings Ltd.	1,450	16,827
Teva Pharmaceutical Industries Ltd. - ADR(b)	9,943	183,349
Tower Semiconductor Ltd.(b)	952	40,038
Wix.com Ltd.(b)	492	82,223
		1,414,571
Italy - 2.1%
Davide Campari-Milano NV	4,959	33,325
Enel SpA	67,642	512,835
Eni SpA	19,035	290,123

The accompanying notes are an integral part of these financial statements.

47

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
Ferrari NV	973	$465,475
Generali	9,513	264,385
Intesa Sanpaolo SpA	140,971	603,703
PRADA SpA	4,360	33,398
Prysmian SpA	2,575	181,558
UniCredit SpA	14,357	635,292
		3,020,094
Japan - 22.5%
Advantest Corp.	6,721	404,658
Aeon Co. Ltd.	7,614	187,418
Aisin Corp.	5,610	59,168
Ajinomoto Co., Inc.	4,189	162,774
ANA Holdings, Inc.	1,369	27,121
Asahi Group Holdings Ltd.	13,248	160,390
Asahi Kasei Corp.	12,161	84,800
Asics Corp.	6,701	119,695
Astellas Pharma, Inc.	15,901	187,905
Bandai Namco Holdings, Inc.	5,773	122,421
Bridgestone Corp.	5,082	183,526
Canon, Inc.	8,416	277,173
Capcom Co. Ltd.	2,955	59,551
Central Japan Railway Co.	9,068	190,264
Chubu Electric Power Co., Inc.	6,650	76,812
Chugai Pharmaceutical Co. Ltd.	5,628	271,881
Dai Nippon Printing Co. Ltd.	3,917	68,832
Dai-ichi Life Holdings, Inc.	8,412	213,926
Daiichi Sankyo Co. Ltd.	17,094	560,387
Daikin Industries Ltd.	2,613	320,735
Daiwa House Industry Co. Ltd.	5,454	164,079
Daiwa Securities Group, Inc.	12,060	80,723
Denso Corp.	18,485	269,720
Dentsu Group, Inc.	1,957	60,974
Disco Corp.	864	252,877
East Japan Railway Co.	9,957	201,185
Eisai Co. Ltd.	2,620	89,288
ENEOS Holdings, Inc.	26,608	135,965
FANUC Corp.	8,218	222,677
Fast Retailing Co. Ltd.	1,823	594,149
Fujifilm Holdings Corp.	10,872	263,249
Fujitsu Ltd.	15,103	294,525
Hitachi Ltd.	40,608	1,048,742
Honda Motor Co. Ltd. - ADR(a)	14,101	427,401
Hoya Corp.	3,088	421,211
Inpex Corp.	8,488	112,482
Isuzu Motors Ltd.	5,292	69,537
ITOCHU Corp.	12,737	641,544
Japan Exchange Group, Inc.	9,210	110,018
Japan Post Bank Co. Ltd.	12,003	108,386
Japan Post Holdings Co. Ltd.	16,845	157,153
Japan Tobacco, Inc.	9,666	272,345
JFE Holdings, Inc.	5,589	68,051
Kansai Electric Power Co., Inc.	7,022	113,459

	Shares	Value
KAJIMA Corp.	3,917	$68,407
Kawasaki Kisen Kaisha Ltd.	5,874	82,172
KDDI Corp.	12,503	393,177
Keyence Corp.	1,754	805,542
Kikkoman Corp.	8,462	100,944
Kirin Holdings Co. Ltd.	7,123	105,387
Komatsu Ltd.	8,484	223,966
Konami Group Corp.	884	81,977
Kubota Corp.	9,245	119,959
Kyocera Corp.	12,325	127,598
Kyowa Kirin Co. Ltd.	2,262	37,561
Lasertec Corp.	727	112,323
LY Corp.	23,428	64,668
Makita Corp.	2,472	82,210
Marubeni Corp.	14,644	223,891
Mitsubishi Chemical Group Corp.	12,583	68,803
Mitsubishi Corp.	36,563	682,338
Mitsubishi Electric Corp.	18,563	291,689
Mitsubishi Estate Co. Ltd.	11,256	169,536
Mitsubishi HC Capital, Inc.	8,436	57,215
Mitsubishi Heavy Industries Ltd.	29,555	426,577
Mitsubishi UFJ Financial Group, Inc. - ADR	108,021	1,142,862
Mitsui & Co. Ltd.	26,567	552,882
Mitsui Fudosan Co. Ltd.	24,625	214,906
Mitsui OSK Lines Ltd.	3,187	109,554
Mizuho Financial Group, Inc.	22,277	470,934
MS&AD Insurance Group Holdings, Inc.	11,559	261,626
Murata Manufacturing Co. Ltd.	16,240	289,336
NEC Corp.	2,420	210,798
Nexon Co. Ltd.	3,650	64,369
NIDEC CORP	9,145	185,139
Nintendo Co. Ltd. - ADR	41,547	549,251
Nippon Paint Holdings Co. Ltd.	9,381	72,485
Nippon Steel Corp.	8,593	173,568
Nippon Telegraph & Telephone Corp.	261,795	254,489
Nippon Yusen KK	4,048	136,887
Nissan Motor Co. Ltd.	20,102	54,403
Nissin Foods Holdings Co. Ltd.	2,139	58,001
Nitori Holdings Co. Ltd.	745	94,388
Nitto Denko Corp.	6,402	107,803
Nomura Holdings, Inc. - ADR	25,636	132,794
Nomura Research Institute Ltd.	3,838	115,994
NTT Data Group Corp.	5,008	80,555
Obic Co. Ltd.	2,854	93,750
Olympus Corp.	10,287	183,513
Oracle Corp. Japan	292	28,222
Oriental Land Co. Ltd.	10,680	260,428
ORIX Corp.	10,082	216,981
Otsuka Corp.	1,957	44,256
Otsuka Holdings Co. Ltd.	4,642	283,274
Pan Pacific International Holdings Corp.	4,640	116,901
Panasonic Holdings Corp.	20,242	164,931

The accompanying notes are an integral part of these financial statements.

48

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Rakuten Group, Inc.(b)	12,957	$78,685
Recruit Holdings Co. Ltd.	14,433	905,553
Renesas Electronics Corp.	14,267	198,127
Resona Holdings, Inc.	20,393	136,902
Secom Co. Ltd.	3,602	129,462
Sekisui House Ltd.	5,840	142,829
Seven & i Holdings Co. Ltd.	20,971	303,509
Shimadzu Corp.	2,447	73,310
Shimano, Inc.	700	104,880
Shin-Etsu Chemical Co. Ltd.	17,541	664,397
Shionogi & Co. Ltd.	7,167	103,255
Shiseido Co. Ltd.	3,503	77,465
SMC Corp.	535	233,099
SoftBank Corp.	246,369	312,623
SoftBank Group Corp. - ADR(a)	18,530	553,491
Sompo Holdings, Inc.	8,685	190,002
Sony Group Corp. - ADR(a)	55,113	969,989
Subaru Corp.	5,232	95,780
Sumitomo Corp.	10,709	228,713
Sumitomo Electric Industries Ltd.	6,955	109,058
Sumitomo Metal Mining Co. Ltd.	2,426	68,514
Sumitomo Mitsui Financial Group, Inc. - ADR(a)	57,791	737,991
Sumitomo Mitsui Trust Holdings, Inc.	6,304	140,153
Sumitomo Realty & Development Co. Ltd.	4,155	125,793
Suntory Beverage & Food Ltd.	1,082	36,781
Suzuki Motor Corp.	17,215	174,767
Sysmex Corp.	4,173	78,371
T&D Holdings, Inc.	4,741	77,025
Taiyo Nippon Sanso Corp.	1,808	63,995
Takeda Pharmaceutical Co. Ltd. - ADR(a)	27,891	388,801
TDK Corp.	17,020	206,393
Terumo Corp.	13,012	252,164
Tokio Marine Holdings, Inc.	17,309	634,306
Tokyo Electron Ltd. - ADR	8,345	621,452
Tokyo Gas Co. Ltd.	3,135	77,766
Toray Industries, Inc.	14,286	78,623
Toyota Industries Corp.	1,610	114,281
Toyota Motor Corp. - ADR(a)	10,927	1,890,590
Toyota Tsusho Corp.	6,266	108,997
Unicharm Corp.	3,755	121,369
West Japan Railway Co.	4,264	76,109
Yamaha Motor Co. Ltd.	9,224	82,199
Yaskawa Electric Corp.	2,377	69,696
		32,989,366
Luxembourg - 0.0%(d)
Tenaris SA - ADR	1,969	64,741
Macao - 0.0%(d)
Sands China Ltd.(b)	20,646	52,637

	Shares	Value
Netherlands - 5.4%
Adyen NV(b)(c)	276	$422,227
Airbus Group SE	5,403	823,735
Argenx SE - ADR(b)	527	308,980
ASML Holding NV	3,549	2,386,880
Ferrovial SE	4,329	173,663
Heineken NV	2,468	202,684
ING Groep NV - ADR	28,933	490,414
Prosus NV	12,164	512,650
Shell PLC - ADR(a)	27,436	1,853,302
Stellantis NV	19,347	265,079
Universal Music Group NV	6,707	168,381
Wolters Kluwer NV	2,220	373,570
		7,981,565
New Zealand - 0.3%
Auckland International Airport Ltd.	11,561	50,443
Fisher & Paykel Healthcare Corp. Ltd.	5,155	110,890
Infratil Ltd.	8,432	63,502
Mercury NZ Ltd.	5,662	22,369
Meridian Energy Ltd.	11,060	39,366
Spark New Zealand Ltd.	15,680	27,272
Xero Ltd.(b)	1,303	128,197
		442,039
Norway - 0.6%
Aker BP ASA	2,741	58,457
DNB Bank ASA	7,604	157,054
Equinor ASA - ADR(a)	6,864	161,167
Gjensidige Forsikring ASA	1,618	29,197
Kongsberg Gruppen ASA	753	78,379
Mowi ASA	3,890	66,854
Norsk Hydro ASA	11,452	70,481
Orkla ASA	6,593	60,954
Salmar ASA	600	30,436
Telenor ASA	5,563	68,322
Var Energi ASA	8,076	25,366
Yara International ASA	1,401	42,131
		848,798
Portugal - 0.1%
EDP SA	26,385	103,665
Galp Energia SGPS SA	3,814	65,010
		168,675
Singapore - 1.3%
CapitaLand Investment Ltd./Singapore	20,349	43,302
DBS Group Holdings Ltd.	17,671	517,350
Grab Holdings Ltd. - Class A(b)	21,207	86,525
Oversea-Chinese Banking Corp. Ltd.	33,618	386,715
Sea Ltd. - ADR(b)	3,025	284,501
Singapore Airlines Ltd.	12,019	58,798
Singapore Technologies Engineering Ltd.	13,002	44,702
Singapore Telecommunications Ltd.	65,096	154,298

The accompanying notes are an integral part of these financial statements.

49

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - (Continued)
United Overseas Bank Ltd.	13,448	$327,518
Wilmar International Ltd.	23,008	55,756
		1,959,465
South Korea - 0.2%
Coupang, Inc.(b)	11,389	293,722
Spain - 2.2%
Amadeus IT Holding SA	3,933	284,922
Banco Bilbao Vizcaya Argentaria SA - ADR	50,306	499,539
Banco Santander SA - ADR	136,077	661,334
CaixaBank SA	34,436	209,389
Cellnex Telecom SA(c)	5,101	186,988
EDP Renovaveis SA	2,568	34,582
Iberdrola SA	50,733	752,996
Industria de Diseno Textil SA	9,833	559,392
		3,189,142
Sweden - 3.0%
Alfa Laval AB	2,565	113,125
Assa Abloy AB - Class B	8,737	272,986
Atlas Copco AB - Class A	22,354	368,002
Atlas Copco AB - Class B	13,684	198,494
Epiroc AB(b)	5,535	107,744
Epiroc AB - Class B(b)	3,416	58,640
EQT AB	3,131	90,804
Essity AB - Class B	5,335	150,618
Evolution AB(c)	1,632	153,940
H & M Hennes & Mauritz AB - Class B	4,939	73,358
Hexagon AB - Class B	17,876	167,073
Industrivarden AB - Class A	1,222	42,069
Industrivarden AB - Class C	1,387	47,646
Investment AB Latour - Class B	1,169	32,191
Investor AB(b)	15,976	452,010
INVESTOR AB SER’A’NPV - Class A(b)	4,947	140,221
L E Lundbergforetagen AB - Class B	620	30,638
Nibe Industrier AB - Class B(b)	13,444	64,908
Sandvik AB	9,482	185,999
Skandinaviska Enskilda Banken AB - Class A	14,416	203,564
Skandinaviska Enskilda Banken AB - Class C	179	2,564
Spotify Technology SA(b)	1,292	497,549
Svenska Handelsbanken AB - Class A	13,602	141,452
Svenska Handelsbanken AB - Class B	302	4,068
Swedbank AB - Class A	8,006	162,456
Telefonaktiebolaget LM Ericsson - ADR(a)	27,214	228,053
Volvo AB - Class A	1,628	42,631
Volvo AB - Class B	13,952	362,335
		4,395,138

	Shares	Value
Switzerland - 7.9%
ABB Ltd.	14,060	$779,890
Alcon AG	4,353	401,148
Cie Financiere Richemont SA	4,706	683,107
Glencore PLC	86,530	453,336
Holcim AG	4,645	457,642
Kuehne + Nagel International AG	482	120,340
Lonza Group AG	630	388,557
Nestle SA - ADR(a)	22,989	2,172,920
Novartis AG - ADR(a)	17,348	1,880,523
Roche Holding AG - ADR	51,666	2,005,158
Sika AG	1,424	396,586
STMicroelectronics NV	5,721	155,762
UBS Group AG	28,222	867,364
Zurich Insurance Group AG	1,288	761,867
		11,524,200
United Kingdom - 10.5%
3i Group PLC	8,480	346,845
Anglo American PLC	11,684	361,584
ARM Holdings PLC - ADR(a)(b)	995	140,594
Ashtead Group PLC	3,840	286,594
AstraZeneca PLC - ADR(a)	27,195	1,934,924
BAE Systems PLC - ADR	6,629	427,239
Barclays PLC - ADR(a)	31,781	394,402
BP PLC - ADR	24,339	714,593
British American Tobacco PLC - ADR	17,413	609,107
Coca-Cola Europacific Partners PLC	1,864	141,664
Compass Group PLC	14,848	481,518
Diageo PLC - ADR(a)	4,911	609,750
GSK PLC - ADR(a)	18,268	671,532
Haleon PLC - ADR(a)	30,593	296,446
HSBC Holdings PLC - ADR(a)	32,335	1,491,614
Imperial Brands PLC	6,985	210,490
Lloyds Banking Group PLC - ADR	136,802	376,206
London Stock Exchange Group PLC	4,060	550,481
National Grid PLC - ADR(a)	8,535	542,741
NatWest Group PLC - ADR(a)(b)	29,065	277,861
Reckitt Benckiser Group PLC	6,091	367,885
RELX PLC - ADR	16,341	755,281
Rio Tinto PLC - ADR	9,367	607,825
Rolls-Royce Holdings PLC(b)	74,535	514,571
SSE PLC	9,610	218,218
Standard Chartered PLC	18,248	211,864
Tesco PLC	60,107	265,224
Unilever PLC - ADR(a)	21,915	1,334,843
Vodafone Group PLC - ADR	19,909	184,556
		15,326,452
United States - 0.3%
Waste Connections, Inc.	2,281	403,167
TOTAL COMMON STOCKS (Cost $121,399,633)		139,053,794

The accompanying notes are an integral part of these financial statements.

50

Pacer Trendpilot International ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 4.0%
iShares MSCI South Korea ETF(a)	97,641	$5,849,672
TOTAL EXCHANGE TRADED FUNDS (Cost $5,908,237)		5,849,672
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.3%
Goodman Group	15,335	369,769
Scentre Group	45,557	105,233
		475,002
Singapore - 0.0%(d)
CapitaLand Integrated Commercial Trust	47,317	72,382
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $374,113)		547,384
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG 0.00%	500	36,739
Dr Ing hc F Porsche AG 0.00%(c)	779	54,773
Henkel AG & Co. KGaA 0.00%	1,387	120,063
Volkswagen AG 0.00%	1,563	151,211
TOTAL PREFERRED STOCKS (Cost $421,777)		362,786
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00(b)(e)	162	0
TOTAL WARRANTS (Cost $0)		0
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(f)	27,401,493	27,401,493
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,401,493)		27,401,493
TOTAL INVESTMENTS - 118.1% (Cost $155,505,253)		$173,215,129
Liabilities in Excess of Other Assets - (18.1)%		(26,649,660)
TOTAL NET ASSETS - 100.0%		$146,565,469

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europeae
SpA - Societa per Azioni
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $26,469,816 which represented 18.1% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $976,481 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

51

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 98.2%
Communication Services - 3.8%
Altice France SA/France
8.13%, 02/01/2027(a)	$316,000	$260,589
5.50%, 01/15/2028(a)	191,000	147,941
5.13%, 07/15/2029(a)	432,000	322,920
5.50%, 10/15/2029(a)	332,000	248,303
AMC Entertainment Holdings, Inc.
10.00% (includes 12.00% PIK), 06/15/2026(a)(b)	216,000	216,659
7.50%, 02/15/2029(a)	176,000	151,800
AMC Networks, Inc.
10.25%, 01/15/2029(a)(b)	145,000	149,350
4.25%, 02/15/2029	166,000	114,651
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(a)	231,000	223,809
7.75%, 04/15/2028(a)	166,000	147,795
9.00%, 09/15/2028(a)	125,000	130,859
7.50%, 06/01/2029(a)	176,000	150,436
7.88%, 04/01/2030(a)	145,000	147,900
DISH Network Corp., 11.75%, 11/15/2027(a)(b)	608,000	639,920
Gray Television, Inc.
7.00%, 05/15/2027(a)	110,000	106,980
10.50%, 07/15/2029(a)(b)	206,000	213,983
4.75%, 10/15/2030(a)	135,000	83,936
5.38%, 11/15/2031(a)	216,000	132,489
Lamar Media Corp.
3.75%, 02/15/2028	100,000	94,852
4.88%, 01/15/2029	70,000	67,984
4.00%, 02/15/2030	90,000	83,173
3.63%, 01/15/2031	100,000	89,281
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(a)	201,000	203,911
4.75%, 10/15/2027(a)	186,000	180,859
3.75%, 01/15/2028(a)	85,000	80,157
Lumen Technologies, Inc.
4.13%, 04/15/2030(a)	100,000	85,069
10.00%, 10/15/2032(a)	75,000	74,827
News Corp.
3.88%, 05/15/2029(a)	166,000	154,961
5.13%, 02/15/2032(a)	85,000	81,174
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057(c)	115,000	102,546
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	171,000	158,234
ROBLOX Corp., 3.88%, 05/01/2030(a)	166,000	150,230
Rogers Communications, Inc., 5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082(a)	140,000	137,480

	Par	Value
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)	$0	$0
TEGNA, Inc.
4.75%, 03/15/2026(a)	90,000	89,083
4.63%, 03/15/2028	166,000	156,329
5.00%, 09/15/2029	181,000	169,021
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	332,000	347,637
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081	85,000	81,427
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	166,000	149,109
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(a)	246,000	218,940
6.13%, 03/01/2028(a)(b)	181,000	155,220
		6,701,824
Communications - 12.7%
Altice Financing SA
5.00%, 01/15/2028(a)	201,000	169,822
5.75%, 08/15/2029(a)	342,000	279,332
Altice France Holding SA, 10.50%, 05/15/2027(a)	402,000	122,108
Arches Buyer, Inc.
4.25%, 06/01/2028(a)	171,000	156,191
6.13%, 12/01/2028(a)	90,000	78,885
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081(a)	100,000	96,574
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081(a)	95,000	87,336
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	125,000	124,637
5.13%, 05/01/2027(a)(b)	568,000	556,038
5.00%, 02/01/2028(a)	442,000	427,856
5.38%, 06/01/2029(a)	251,000	240,019
6.38%, 09/01/2029(a)	266,000	263,340
4.75%, 03/01/2030(a)	503,000	457,579
4.50%, 08/15/2030(a)	457,000	408,018
4.25%, 02/01/2031(a)	498,000	432,015
7.38%, 03/01/2031(a)(b)	181,000	183,941
4.75%, 02/01/2032(a)	201,000	174,460
4.50%, 05/01/2032	482,000	409,700
4.50%, 06/01/2033(a)	291,000	242,384
4.25%, 01/15/2034(a)	332,000	265,322
CMG Media Corp., 8.88%, 12/15/2027(a)	201,000	146,762
Cogent Communications Group LLC
3.50%, 05/01/2026(a)	90,000	87,553
7.00%, 06/15/2027(a)	75,000	75,770
Connect Finco SARL/Connect US Finco LLC, 9.00%, 09/15/2029(a)(b)	326,000	309,517

The accompanying notes are an integral part of these financial statements.

52

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	$186,000	$176,695
CSC Holdings LLC
5.50%, 04/15/2027(a)	231,000	205,590
5.38%, 02/01/2028(a)	166,000	142,025
7.50%, 04/01/2028(a)	176,000	116,160
11.25%, 05/15/2028(a)	166,000	161,850
11.75%, 01/31/2029(a)	367,000	358,284
6.50%, 02/01/2029(a)	291,000	246,077
5.75%, 01/15/2030(a)	377,000	199,339
4.13%, 12/01/2030(a)	196,000	144,604
4.63%, 12/01/2030(a)	392,000	197,960
3.38%, 02/15/2031(a)	166,000	119,110
4.50%, 11/15/2031(a)	251,000	184,158
Directv Financing LLC, 8.88%, 02/01/2030(a)(b)	125,000	123,372
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	613,000	590,779
DISH DBS Corp.
7.75%, 07/01/2026	357,000	301,665
5.25%, 12/01/2026(a)	482,000	445,850
7.38%, 07/01/2028	166,000	121,595
5.75%, 12/01/2028(a)	437,000	381,829
5.13%, 06/01/2029	251,000	166,789
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	191,000	190,746
5.00%, 05/01/2028(a)	281,000	276,498
6.75%, 05/01/2029(a)	166,000	165,170
5.88%, 11/01/2029	125,000	122,344
6.00%, 01/15/2030(a)(b)	166,000	162,310
8.75%, 05/15/2030(a)	201,000	212,729
8.63%, 03/15/2031(a)	125,000	134,004
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027(a)	100,000	98,694
3.50%, 03/01/2029(a)	140,000	129,028
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	135,000	123,224
6.63%, 08/01/2026	145,000	125,425
iHeartCommunications, Inc.
6.38%, 05/01/2026(b)	135,000	113,472
8.38%, 05/01/2027	196,000	101,920
5.25%, 08/15/2027(a)	171,000	114,998
Iliad Holding SASU
6.50%, 10/15/2026(a)	115,000	115,863
7.00%, 10/15/2028(a)	150,000	152,063
8.50%, 04/15/2031(a)	155,000	164,731
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030(a)(b)	498,000	468,120
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	206,000	192,101
5.13%, 07/15/2029(a)	155,000	130,293

	Par	Value
Level 3 Financing, Inc.
4.25%, 07/01/2028(a)	$95,000	$78,969
10.50%, 04/15/2029(a)	130,000	144,694
4.88%, 06/15/2029(a)	171,000	146,205
11.00%, 11/15/2029(a)	261,000	293,910
4.50%, 04/01/2030(a)	201,000	160,267
10.50%, 05/15/2030(a)	155,000	169,084
10.75%, 12/15/2030(a)	110,000	123,200
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	135,000	131,711
3.63%, 10/01/2031(a)	181,000	158,594
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	150,000	146,849
8.00%, 08/01/2029(a)	120,000	120,666
7.38%, 09/01/2031(a)	110,000	112,697
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)	467,000	435,814
Nexstar Media, Inc.
5.63%, 07/15/2027(a)	286,000	280,906
4.75%, 11/01/2028(a)	166,000	155,926
Optics Bidco SpA
6.38%, 11/15/2033(a)	85,000	85,657
6.00%, 09/30/2034(a)	85,000	82,689
7.20%, 07/18/2036(a)	85,000	87,437
7.72%, 06/04/2038(a)	85,000	90,137
Outfront Media Capital LLC/ Outfront Media Capital Corp.
5.00%, 08/15/2027(a)	110,000	108,137
4.25%, 01/15/2029(a)	191,000	178,919
7.38%, 02/15/2031(a)	75,000	78,936
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/2026(a)	150,000	129,671
6.50%, 09/15/2028(a)	191,000	130,799
Scripps Escrow, Inc., 5.88%, 07/15/2027(a)	85,000	74,830
Sinclair Television Group, Inc.
5.50%, 03/01/2030(a)	85,000	58,487
4.13%, 12/01/2030(a)	125,000	95,894
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	176,000	168,756
5.00%, 08/01/2027(a)	266,000	260,385
4.00%, 07/15/2028(a)(b)	332,000	310,553
5.50%, 07/01/2029(a)	206,000	200,005
4.13%, 07/01/2030(a)(b)	251,000	224,645
3.88%, 09/01/2031(a)	251,000	215,599
Stagwell Global LLC, 5.63%, 08/15/2029(a)	181,000	172,176
Sunrise FinCo I BV, 4.88%, 07/15/2031(a)	206,000	188,490
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(a)	75,000	74,063
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)	200,000	195,250

The accompanying notes are an integral part of these financial statements.

53

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Univision Communications, Inc.
6.63%, 06/01/2027(a)	$251,000	$249,071
8.00%, 08/15/2028(a)	241,000	244,774
4.50%, 05/01/2029(a)	176,000	156,338
7.38%, 06/30/2030(a)(b)	150,000	143,854
8.50%, 07/31/2031(a)	285,000	280,101
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	171,000	147,060
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	236,000	223,102
4.50%, 08/15/2030(a)	150,000	131,205
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	65,000	62,183
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031(a)	226,000	194,473
4.75%, 07/15/2031(a)	231,000	200,023
7.75%, 04/15/2032(a)	125,000	125,156
VZ Secured Financing BV, 5.00%, 01/15/2032(a)	271,000	243,125
Windstream Services LLC/ Windstream Escrow Finance Corp.
7.75%, 08/15/2028(a)(b)	231,000	232,309
8.25%, 10/01/2031(a)	135,000	136,709
Ziggo Bond Co. BV
6.00%, 01/15/2027(a)	110,000	109,660
5.13%, 02/28/2030(a)	85,000	76,832
Ziggo BV, 4.88%, 01/15/2030(a)	166,000	153,920
		22,453,525
Consumer Discretionary - 18.9%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	256,000	243,836
4.38%, 01/15/2028(a)	125,000	120,094
3.50%, 02/15/2029(a)	130,000	120,126
6.13%, 06/15/2029(a)	201,000	204,381
5.63%, 09/15/2029(a)	85,000	84,788
4.00%, 10/15/2030(a)	482,000	435,849
Adient Global Holdings Ltd.
4.88%, 08/15/2026(a)	130,000	127,889
7.00%, 04/15/2028(a)	85,000	86,275
8.25%, 04/15/2031(a)	90,000	93,052
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	427,000	434,827
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027(a)	176,000	176,297
6.00%, 06/01/2029(a)(b)	196,000	179,585
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(a)(b)	206,000	193,282
4.63%, 06/01/2028(a)(b)	135,000	126,434

	Par	Value
American Airlines, Inc.
7.25%, 02/15/2028(a)(b)	$125,000	$126,839
8.50%, 05/15/2029(a)	166,000	174,135
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)	291,500	290,910
5.75%, 04/20/2029(a)(b)	498,000	493,496
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	80,000	79,526
6.88%, 07/01/2028	65,000	64,276
5.00%, 10/01/2029(b)	130,000	117,656
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	155,000	147,388
Aramark Services, Inc., 5.00%, 02/01/2028(a)	201,000	197,253
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(a)	140,000	131,050
4.75%, 03/01/2030	85,000	79,912
5.00%, 02/15/2032(a)	100,000	92,310
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	216,000	209,664
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(a)	70,000	68,731
4.75%, 04/01/2028(a)	95,000	89,199
5.38%, 03/01/2029(a)(b)	110,000	102,376
8.25%, 01/15/2030(a)(b)	125,000	127,641
8.00%, 02/15/2031(a)	90,000	91,976
Bath & Body Works, Inc.
5.25%, 02/01/2028	90,000	88,776
7.50%, 06/15/2029	85,000	87,656
6.63%, 10/01/2030(a)	166,000	166,314
BCPE Ulysses Intermediate, Inc., 7.75% (includes 8.50% PIK), 04/01/2027(a)	70,000	68,192
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	200,000	200,402
Boyd Gaming Corp.
4.75%, 12/01/2027(b)	166,000	162,830
4.75%, 06/15/2031(a)	150,000	139,608
Brightline East LLC, 11.00%, 01/31/2030(a)(b)	236,000	212,990
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC
6.25%, 09/15/2027(a)	100,000	99,303
4.88%, 02/15/2030(a)	85,000	78,940
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)(b)	100,000	102,044
4.63%, 10/15/2029(a)(b)	221,000	207,187
7.00%, 02/15/2030(a)	332,000	340,531
6.50%, 02/15/2032(a)	251,000	254,493
6.00%, 10/15/2032(a)	200,000	195,080
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)	140,000	140,223

The accompanying notes are an integral part of these financial statements.

54

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	$362,000	$388,509
Carvana Co.
12.00% (includes 12.00% PIK), 12/01/2028(a)	166,000	175,512
13.00% (includes 13.00% PIK), 06/01/2030(a)	246,000	267,935
14.00% (includes 14.00% PIK), 06/01/2031(a)	291,000	346,290
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op
5.38%, 04/15/2027	85,000	84,289
5.25%, 07/15/2029	85,000	81,872
Century Communities, Inc.
6.75%, 06/01/2027	85,000	85,511
3.88%, 08/15/2029(a)	95,000	86,307
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	100,000	99,266
4.75%, 01/15/2028(a)	115,000	111,549
5.75%, 04/01/2030(a)	201,000	197,619
6.75%, 05/01/2031(a)	100,000	101,804
Cinemark USA, Inc.
5.25%, 07/15/2028(a)	125,000	122,656
7.00%, 08/01/2032(a)	85,000	87,125
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026(a)	150,000	150,317
8.50%, 05/15/2027(a)	326,000	326,904
6.75%, 05/15/2028(a)	125,000	127,931
Cooper-Standard Automotive, Inc., 13.50% (includes 4.50% PIK), 03/31/2027(a)	130,000	138,757
Dana, Inc.
5.38%, 11/15/2027	65,000	63,522
5.63%, 06/15/2028	70,000	68,075
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	166,000	155,003
6.75%, 01/15/2030(a)	241,000	219,009
Gap, Inc.
3.63%, 10/01/2029(a)	135,000	121,163
3.88%, 10/01/2031(a)	135,000	115,722
Garda World Security Corp.
4.63%, 02/15/2027(a)	95,000	92,466
9.50%, 11/01/2027(a)	100,000	100,101
7.75%, 02/15/2028(a)	70,000	72,254
6.00%, 06/01/2029(a)	100,000	93,625
8.25%, 08/01/2032(a)	95,000	94,547
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	90,000	84,261
8.75%, 01/15/2032(a)	155,000	141,366

	Par	Value
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	$150,000	$147,122
4.88%, 03/15/2027	145,000	139,925
5.00%, 07/15/2029(b)	160,000	144,777
5.25%, 04/30/2031	100,000	87,701
5.25%, 07/15/2031	110,000	96,660
5.63%, 04/30/2033	80,000	69,117
Group 1 Automotive, Inc.
4.00%, 08/15/2028(a)	130,000	121,638
6.38%, 01/15/2030(a)	85,000	85,425
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	150,000	148,218
9.00%, 02/15/2031(a)(b)	100,000	107,105
Hertz Corp.
4.63%, 12/01/2026(a)(b)	90,000	67,597
12.63%, 07/15/2029(a)(b)	135,000	143,238
5.00%, 12/01/2029(a)	176,000	112,640
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(a)	85,000	85,244
5.88%, 04/01/2029(a)	95,000	95,842
3.75%, 05/01/2029(a)	145,000	135,032
4.88%, 01/15/2030	166,000	161,020
4.00%, 05/01/2031(a)	181,000	164,958
3.63%, 02/15/2032(a)	251,000	220,227
6.13%, 04/01/2032(a)	75,000	75,822
5.88%, 03/15/2033(a)	166,000	166,000
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)(b)	160,000	150,360
4.88%, 07/01/2031(a)(b)	95,000	84,990
6.63%, 01/15/2032(a)	160,000	160,032
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	100,000	99,076
IHO Verwaltungs GmbH
7.75% (includes 8.50% PIK), 11/15/2030(a)	100,000	100,021
8.00% (includes 8.75% PIK), 11/15/2032(a)	100,000	100,427
International Game Technology PLC
4.13%, 04/15/2026(a)	135,000	133,053
6.25%, 01/15/2027(a)	155,000	156,293
5.25%, 01/15/2029(a)	135,000	132,624
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	145,000	139,896
5.88%, 01/15/2028(a)	100,000	98,853
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/2031(a)	332,000	345,851
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(a)	125,000	123,494
LBM Acquisition LLC, 6.25%, 01/15/2029(a)	140,000	129,032

The accompanying notes are an integral part of these financial statements.

55

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
LCM Investments Holdings II LLC
4.88%, 05/01/2029(a)	$176,000	$166,320
8.25%, 08/01/2031(a)	166,000	173,609
Life Time, Inc.
5.75%, 01/15/2026(a)	155,000	154,915
8.00%, 04/15/2026(a)	80,000	80,380
Light & Wonder International, Inc.
7.00%, 05/15/2028(a)	115,000	115,437
7.25%, 11/15/2029(a)	85,000	86,836
7.50%, 09/01/2031(a)	95,000	97,994
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	65,000	63,060
3.88%, 06/01/2029(a)	135,000	124,065
4.38%, 01/15/2031(a)	90,000	82,181
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(a)	80,000	77,160
6.13%, 03/15/2032(a)	80,000	76,271
Mattamy Group Corp.
5.25%, 12/15/2027(a)	85,000	83,485
4.63%, 03/01/2030(a)	115,000	107,392
Melco Resorts Finance Ltd.
5.25%, 04/26/2026(a)	85,000	83,298
5.63%, 07/17/2027(a)	100,000	96,991
5.75%, 07/21/2028(a)	150,000	143,057
5.38%, 12/04/2029(a)	191,000	175,209
7.63%, 04/17/2032(a)	125,000	126,425
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(a)	85,000	83,388
Merlin Entertainments Ltd., 5.75%, 06/15/2026(a)	70,000	68,872
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	125,000	124,322
4.75%, 02/01/2027(a)	140,000	135,328
7.13%, 06/26/2031(a)	85,000	86,367
MGM Resorts International
4.63%, 09/01/2026	65,000	64,289
5.50%, 04/15/2027	145,000	144,703
4.75%, 10/15/2028	140,000	135,048
6.13%, 09/15/2029	140,000	139,475
6.50%, 04/15/2032	125,000	125,000
Michaels Cos., Inc.
5.25%, 05/01/2028(a)	140,000	100,593
7.88%, 05/01/2029(a)	221,000	117,342
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)	130,000	132,121
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026(a)	196,000	194,530
13.25%, 12/15/2027(a)	85,000	96,307
Motion Bondco DAC, 6.63%, 11/15/2027(a)	40,000	37,739

	Par	Value
NCL Corp. Ltd.
5.88%, 03/15/2026(a)	$261,000	$259,499
5.88%, 02/15/2027(a)	176,000	175,780
8.38%, 02/01/2028(a)	100,000	104,695
8.13%, 01/15/2029(a)	130,000	137,682
7.75%, 02/15/2029(a)	120,000	126,667
NCL Finance Ltd., 6.13%, 03/15/2028(a)	100,000	100,580
Newell Brands, Inc.
5.70%, 04/01/2026	352,000	352,616
6.38%, 09/15/2027	85,000	86,061
6.63%, 09/15/2029	100,000	101,514
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/2028(a)	181,000	183,805
Nordstrom, Inc., 4.38%, 04/01/2030	125,000	113,455
Odeon Finco PLC, 12.75%, 11/01/2027(a)	70,000	73,675
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028(a)	206,000	195,869
7.75%, 02/15/2029(a)	206,000	199,797
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp., 5.88%, 09/01/2031(a)	211,000	135,831
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026(a)	241,000	241,102
3.38%, 08/31/2027(a)	166,000	156,223
6.25%, 01/15/2028(a)	216,000	215,773
QVC, Inc., 6.88%, 04/15/2029(a)	145,000	124,533
Rakuten Group, Inc.
5.13% to 04/22/2026 then 5 yr. CMT Rate + 4.58%, Perpetual(a)	176,000	168,909
11.25%, 02/15/2027(a)	301,000	326,850
9.75%, 04/15/2029(a)	332,000	357,730
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual(a)	181,000	163,805
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/2029(a)	201,000	176,987
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)	166,000	159,943
11.25%, 12/15/2027(a)	90,000	92,561
Service Corp. International/US
4.63%, 12/15/2027	90,000	88,012
5.13%, 06/01/2029	125,000	122,750
3.38%, 08/15/2030	140,000	123,913
4.00%, 05/15/2031	135,000	121,655
5.75%, 10/15/2032	140,000	137,991
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(a)	140,000	142,625
Six Flags Entertainment Corp./DE
5.50%, 04/15/2027(a)	85,000	84,469
7.25%, 05/15/2031(a)	135,000	138,375

The accompanying notes are an integral part of these financial statements.

56

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	$171,000	$156,999
Sotheby’s, 7.38%, 10/15/2027(a)	125,000	122,302
Staples, Inc.
10.75%, 09/01/2029(a)	422,000	408,285
12.75%, 01/15/2030(a)	145,000	114,902
Station Casinos LLC
4.50%, 02/15/2028(a)	115,000	109,805
4.63%, 12/01/2031(a)	90,000	81,788
6.63%, 03/15/2032(a)	95,000	95,315
Stena International SA
7.25%, 01/15/2031(a)	115,000	119,572
7.63%, 02/15/2031(a)	65,000	67,974
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	85,000	81,813
5.00%, 01/15/2029(a)	241,000	217,739
Taylor Morrison Communities, Inc., 5.88%, 06/15/2027(a)	236,000	236,524
Tempur Sealy International, Inc.
4.00%, 04/15/2029(a)	145,000	133,409
3.88%, 10/15/2031(a)	135,000	117,407
Tenneco, Inc., 8.00%, 11/17/2028(a)	357,000	330,387
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	80,000	78,810
10.50%, 05/15/2029(a)	120,000	121,463
Travel + Leisure Co.
6.63%, 07/31/2026(a)	111,000	111,785
6.00%, 04/01/2027	70,000	70,671
4.50%, 12/01/2029(a)	110,000	102,728
United Airlines, Inc.
4.38%, 04/15/2026(a)	357,000	350,881
4.63%, 04/15/2029(a)(b)	332,000	317,693
VF Corp.
2.80%, 04/23/2027	110,000	103,672
2.95%, 04/23/2030	125,000	107,880
Viking Cruises Ltd.
5.88%, 09/15/2027(a)	135,000	134,137
7.00%, 02/15/2029(a)	85,000	85,815
9.13%, 07/15/2031(a)	130,000	140,400
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	85,000	82,424
9.50%, 06/01/2028(a)	90,000	88,335
6.38%, 02/01/2030(a)(b)	176,000	150,185
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	110,000	106,679
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	206,000	212,695
Williams Scotsman, Inc.
4.63%, 08/15/2028(a)	85,000	80,973
6.63%, 06/15/2029(a)	125,000	126,719
7.38%, 10/01/2031(a)	95,000	98,061

	Par	Value
Wynn Macau Ltd.
5.50%, 01/15/2026(a)	$166,000	$164,074
5.50%, 10/01/2027(a)	135,000	130,768
5.63%, 08/26/2028(a)	226,000	216,971
5.13%, 12/15/2029(a)	166,000	153,988
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029(a)	135,000	131,119
7.13%, 02/15/2031(a)	166,000	174,593
6.25%, 03/15/2033(a)	135,000	134,340
Yum! Brands, Inc.
4.75%, 01/15/2030(a)	135,000	130,471
3.63%, 03/15/2031	176,000	159,337
4.63%, 01/31/2032	181,000	169,108
5.38%, 04/01/2032	166,000	161,519
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	110,000	110,927
7.13%, 04/14/2030(a)	100,000	100,539
6.75%, 04/23/2030(a)	135,000	133,088
6.88%, 04/23/2032(a)	115,000	112,413
		33,426,922
Consumer Staples - 3.4%
B&G Foods, Inc.
5.25%, 09/15/2027	100,000	96,929
8.00%, 09/15/2028(a)	135,000	139,894
Central Garden & Pet Co.
4.13%, 10/15/2030	130,000	117,640
4.13%, 04/30/2031(a)	65,000	58,134
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	185,000	190,891
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(a)	160,000	166,800
Coty, Inc., 5.00%, 04/15/2026(a)	110,000	109,450
Coty, Inc./HFC Prestige Products, Inc./ HFC Prestige International US LLC
4.75%, 01/15/2029(a)	85,000	81,891
6.63%, 07/15/2030(a)	125,000	127,468
Darling Ingredients, Inc.
5.25%, 04/15/2027(a)	85,000	84,150
6.00%, 06/15/2030(a)	166,000	164,755
Edgewell Personal Care Co.
5.50%, 06/01/2028(a)	125,000	123,437
4.13%, 04/01/2029(a)	85,000	79,061
Energizer Holdings, Inc.
4.75%, 06/15/2028(a)	100,000	96,090
4.38%, 03/31/2029(a)	135,000	125,887
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029(a)	135,000	135,844
4.88%, 06/01/2029(a)	100,000	68,500
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	176,000	182,084

The accompanying notes are an integral part of these financial statements.

57

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - (Continued)
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a)	$90,000	$89,078
10.75%, 06/30/2032(a)	85,000	79,217
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(a)	90,000	88,154
4.13%, 01/31/2030(a)	160,000	148,554
4.38%, 01/31/2032(a)(b)	115,000	105,196
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	176,000	174,621
4.25%, 08/01/2029(a)	181,000	169,077
6.13%, 09/15/2032(a)	166,000	166,550
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032(b)	125,000	123,438
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	176,000	163,602
3.50%, 03/01/2032	150,000	131,236
6.25%, 07/01/2033	166,000	172,037
6.88%, 05/15/2034	85,000	92,091
Post Holdings, Inc.
5.63%, 01/15/2028(a)	75,000	75,637
5.50%, 12/15/2029(a)	206,000	201,025
4.63%, 04/15/2030(a)	246,000	229,872
4.50%, 09/15/2031(a)	186,000	169,411
6.25%, 02/15/2032(a)	166,000	167,796
6.38%, 03/01/2033(a)	201,000	198,672
6.25%, 10/15/2034(a)	100,000	98,850
US Foods, Inc.
6.88%, 09/15/2028(a)	85,000	87,490
4.75%, 02/15/2029(a)	160,000	154,242
4.63%, 06/01/2030(a)	85,000	80,610
7.25%, 01/15/2032(a)	85,000	88,374
5.75%, 04/15/2033(a)	100,000	98,490
Vector Group Ltd., 10.50%, 11/01/2026(a)	90,000	89,941
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	246,000	236,406
8.13%, 08/15/2029(b)	130,000	128,830
3.20%, 04/15/2030	85,000	68,042
		6,025,444
Energy - 11.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/2029(a)	170,000	171,142
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/2027(a)	110,000	109,642
5.75%, 01/15/2028(a)	110,000	109,450
5.38%, 06/15/2029(a)	125,000	122,061
6.63%, 02/01/2032(a)	100,000	100,799
Antero Resources Corp.
7.63%, 02/01/2029(a)	70,000	71,750
5.38%, 03/01/2030(a)	100,000	97,072

	Par	Value
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028(a)	$135,000	$135,246
6.63%, 09/01/2032(a)	115,000	115,529
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026(a)	20,000	20,017
8.25%, 12/31/2028(a)	85,000	86,610
6.63%, 10/15/2032(a)	170,000	168,339
BaytexEnergy Corp.
8.50%, 04/30/2030(a)	135,000	137,376
7.38%, 03/15/2032(a)	95,000	92,054
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029(a)	85,000	87,263
7.25%, 07/15/2032(a)	85,000	87,635
Buckeye Partners LP
3.95%, 12/01/2026	140,000	134,607
4.13%, 12/01/2027	70,000	66,996
4.50%, 03/01/2028(a)	90,000	85,635
6.88%, 07/01/2029(a)	110,000	111,936
California Resources Corp., 8.25%, 06/15/2029(a)	150,000	151,500
CITGO Petroleum Corp.
6.38%, 06/15/2026(a)	110,000	110,168
8.38%, 01/15/2029(a)	181,000	187,789
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	70,000	68,741
8.38%, 07/01/2028(a)	226,000	233,627
8.63%, 11/01/2030(a)	166,000	174,589
8.75%, 07/01/2031(a)	236,000	247,210
CNX Resources Corp.
6.00%, 01/15/2029(a)	85,000	84,040
7.38%, 01/15/2031(a)	85,000	87,169
7.25%, 03/01/2032(a)	65,000	66,818
Comstock Resources, Inc.
6.75%, 03/01/2029(a)(b)	231,000	221,182
5.88%, 01/15/2030(a)	160,000	145,880
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	256,000	243,371
7.50%, 12/15/2033(a)	85,000	89,771
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	166,000	173,570
7.63%, 04/01/2032(a)	115,000	113,563
7.38%, 01/15/2033(a)	125,000	121,250
CVR Energy, Inc., 8.50%, 01/15/2029(a)	145,000	140,456
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	70,000	69,306
8.63%, 03/15/2029(a)	221,000	226,390
DT Midstream, Inc.
4.13%, 06/15/2029(a)	181,000	170,108
4.38%, 06/15/2031(a)	166,000	152,654

The accompanying notes are an integral part of these financial statements.

58

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
eG Global Finance PLC, 12.00%, 11/30/2028(a)	$211,000	$234,192
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028(a)	115,000	115,604
8.75%, 05/01/2031(a)	85,000	87,317
Energean Israel Finance Ltd.
4.88%, 03/30/2026(a)	100,000	97,093
5.38%, 03/30/2028(a)	130,000	117,325
5.88%, 03/30/2031(a)	100,000	85,000
8.50%, 09/30/2033(a)	125,000	118,711
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	135,000	142,569
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	70,000	70,749
EQM Midstream Partners LP
4.13%, 12/01/2026	95,000	92,870
7.50%, 06/01/2027(a)	85,000	86,849
6.50%, 07/01/2027(a)	150,000	153,380
5.50%, 07/15/2028	140,000	139,384
4.50%, 01/15/2029(a)	135,000	129,928
6.38%, 04/01/2029(a)	100,000	101,350
7.50%, 06/01/2030(a)	85,000	91,378
4.75%, 01/15/2031(a)	181,000	172,122
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	166,000	168,876
7.75%, 02/01/2028	115,000	116,150
8.25%, 01/15/2029	100,000	101,950
8.88%, 04/15/2030	85,000	87,712
7.88%, 05/15/2032	115,000	114,707
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/2027	70,000	70,189
8.25%, 01/15/2032(a)	75,000	76,352
Harvest Midstream I LP
7.50%, 09/01/2028(a)	135,000	136,350
7.50%, 05/15/2032(a)	85,000	86,931
Hess Midstream Operations LP
5.63%, 02/15/2026(a)	130,000	129,722
5.13%, 06/15/2028(a)	90,000	87,981
6.50%, 06/01/2029(a)	130,000	131,768
4.25%, 02/15/2030(a)	125,000	116,607
5.50%, 10/15/2030(a)	65,000	63,461
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/2028(a)	100,000	97,975
5.75%, 02/01/2029(a)	125,000	119,728
6.00%, 04/15/2030(a)	85,000	81,015
6.00%, 02/01/2031(a)	125,000	117,911
6.25%, 04/15/2032(a)	90,000	84,449
8.38%, 11/01/2033(a)	100,000	104,553
6.88%, 05/15/2034(a)	85,000	81,318
7.25%, 02/15/2035(a)	170,000	166,733

	Par	Value
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028(a)	$90,000	$94,968
7.38%, 07/15/2032(a)	100,000	101,945
ITT Holdings LLC, 6.50%, 08/01/2029(a)	201,000	185,787
Kinetik Holdings LP
6.63%, 12/15/2028(a)	135,000	137,840
5.88%, 06/15/2030(a)	166,000	164,667
Leviathan Bond Ltd., 6.50%, 06/30/2027(a)	191,000	180,987
Matador Resources Co.
6.88%, 04/15/2028(a)	85,000	86,502
6.50%, 04/15/2032(a)	150,000	148,778
6.25%, 04/15/2033(a)	125,000	122,438
Murphy Oil USA, Inc., 4.75%, 09/15/2029	140,000	133,841
Nabors Industries, Inc.
7.38%, 05/15/2027(a)	115,000	115,000
9.13%, 01/31/2030(a)	110,000	113,699
8.88%, 08/15/2031(a)	90,000	85,050
New Fortress Energy, Inc.
6.50%, 09/30/2026(a)(b)	251,000	232,439
8.75%, 03/15/2029(a)(b)	125,000	103,820
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	150,000	150,966
8.38%, 02/15/2032(a)	216,000	218,160
Noble Finance II LLC, 8.00%, 04/15/2030(a)	231,000	234,176
Northern Oil & Gas, Inc.
8.13%, 03/01/2028(a)	115,000	116,079
8.75%, 06/15/2031(a)	85,000	87,975
NuStar Logistics LP
6.00%, 06/01/2026	85,000	84,997
5.63%, 04/28/2027	90,000	89,311
6.38%, 10/01/2030	100,000	100,711
Parkland Corp.
5.88%, 07/15/2027(a)	85,000	84,115
4.50%, 10/01/2029(a)	176,000	163,599
4.63%, 05/01/2030(a)	136,000	124,756
6.63%, 08/15/2032(a)	85,000	84,793
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	135,000	131,119
7.88%, 09/15/2030(a)	85,000	84,787
Permian Resources Operating LLC
8.00%, 04/15/2027(a)	90,000	92,364
5.88%, 07/01/2029(a)	115,000	113,252
9.88%, 07/15/2031(a)	90,000	99,360
7.00%, 01/15/2032(a)	166,000	169,320
6.25%, 02/01/2033(a)	166,000	164,709
Range Resources Corp.
8.25%, 01/15/2029	100,000	103,070
4.75%, 02/15/2030(a)	85,000	79,956
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(a)	90,000	84,248

The accompanying notes are an integral part of these financial statements.

59

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
SM Energy Co.
6.75%, 09/15/2026	$70,000	$70,258
6.63%, 01/15/2027	70,000	69,949
6.50%, 07/15/2028	70,000	69,747
6.75%, 08/01/2029(a)	150,000	148,905
7.00%, 08/01/2032(a)	125,000	123,683
South Bow Canadian Infrastructure Holdings Ltd.
7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055(a)	110,000	114,259
7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055(a)	75,000	77,156
Sunoco LP
7.00%, 05/01/2029(a)	125,000	128,836
7.25%, 05/01/2032(a)	125,000	130,126
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	100,000	100,201
5.88%, 03/15/2028	70,000	69,676
7.00%, 09/15/2028(a)	85,000	87,194
4.50%, 05/15/2029	140,000	132,992
4.50%, 04/30/2030	135,000	126,556
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(a)	75,000	74,362
5.50%, 01/15/2028(a)	125,000	119,962
7.38%, 02/15/2029(a)	135,000	135,322
6.00%, 12/31/2030(a)	125,000	117,237
6.00%, 09/01/2031(a)	90,000	83,287
Talos Production, Inc.
9.00%, 02/01/2029(a)(b)	100,000	102,906
9.38%, 02/01/2031(a)	100,000	102,888
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	85,000	87,560
Transocean, Inc.
8.00%, 02/01/2027(a)	85,000	84,787
8.25%, 05/15/2029(a)	150,000	150,937
8.75%, 02/15/2030(a)	166,600	173,014
8.50%, 05/15/2031(a)	150,000	151,125
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	125,000	125,366
7.13%, 03/15/2029(a)	166,000	168,877
Valaris Ltd., 8.38%, 04/30/2030(a)(b)	181,000	183,585
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	221,000	203,596
6.25%, 01/15/2030(a)	166,000	169,300
4.13%, 08/15/2031(a)	206,000	187,575
3.88%, 11/01/2033(a)	206,000	178,402
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	377,000	391,012
9.50%, 02/01/2029(a)	498,000	551,012
7.00%, 01/15/2030(a)(b)	251,000	252,569

	Par	Value
8.38%, 06/01/2031(a)	$377,000	$391,609
9.88%, 02/01/2032(a)	332,000	362,295
Vital Energy, Inc., 7.88%, 04/15/2032(a)(b)	166,000	159,423
Weatherford International Ltd., 8.63%, 04/30/2030(a)	266,000	274,977
		20,870,677
Financials - 12.4%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(a)	155,000	157,519
4.25%, 02/15/2029(a)	115,000	108,244
8.50%, 06/15/2029(a)	85,000	87,201
6.00%, 08/01/2029(a)	85,000	80,379
7.50%, 11/06/2030(a)	181,000	183,780
AG Issuer LLC, 6.25%, 03/01/2028(a)	85,000	83,243
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027(a)	85,000	87,550
Alliant Holdings Intermediate LLC/ Alliant Holdings Co.-Issuer
4.25%, 10/15/2027(a)	125,000	118,594
6.75%, 10/15/2027(a)	221,000	220,033
6.75%, 04/15/2028(a)	216,000	217,018
5.88%, 11/01/2029(a)	75,000	70,730
7.00%, 01/15/2031(a)	241,000	242,471
6.50%, 10/01/2031(a)	166,000	164,434
7.38%, 10/01/2032(a)	115,000	113,994
Ally Financial, Inc., 6.70%, 02/14/2033	85,000	85,325
AmWINS Group, Inc.
6.38%, 02/15/2029(a)	125,000	125,557
4.88%, 06/30/2029(a)	130,000	122,575
Anywhere Real Estate Group LLC/ Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030(a)	120,000	105,031
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	125,000	127,740
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	166,000	169,501
Aretec Group, Inc.
7.50%, 04/01/2029(a)	70,000	67,293
10.00%, 08/15/2030(a)	176,000	191,864
AssuredPartners, Inc.
5.63%, 01/15/2029(a)	100,000	94,511
7.50%, 02/15/2032(a)	85,000	85,633
Block, Inc.
2.75%, 06/01/2026	176,000	169,415
3.50%, 06/01/2031	176,000	155,961
6.50%, 05/15/2032(a)	357,000	363,698
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	362,000	380,925
Brandywine Operating Partnership LP
3.95%, 11/15/2027	75,000	70,500
8.88%, 04/12/2029	65,000	70,161

The accompanying notes are an integral part of these financial statements.

60

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL
5.75%, 05/15/2026(a)	$155,000	$153,338
4.50%, 04/01/2027(a)	125,000	120,469
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	65,000	64,837
9.25%, 07/01/2031(a)	110,000	118,050
Coinbase Global, Inc.
3.38%, 10/01/2028(a)	166,000	147,299
3.63%, 10/01/2031(a)	120,000	100,056
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)	166,000	159,579
Credit Acceptance Corp.
6.63%, 03/15/2026(b)	65,000	64,789
9.25%, 12/15/2028(a)	100,000	105,779
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(a)	110,000	110,550
8.88%, 09/01/2031(a)	75,000	80,685
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)	85,000	90,435
8.50%, 05/15/2030(a)	85,000	89,569
FirstCash, Inc.
4.63%, 09/01/2028(a)	85,000	80,452
5.63%, 01/01/2030(a)	90,000	87,192
6.88%, 03/01/2032(a)	85,000	85,645
Focus Financial Partners LLC, 6.75%, 09/15/2031(a)	176,000	174,742
Freedom Mortgage Corp.
7.63%, 05/01/2026(a)	85,000	85,374
6.63%, 01/15/2027(a)	90,000	88,987
12.00%, 10/01/2028(a)	135,000	145,800
12.25%, 10/01/2030(a)	90,000	99,034
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	186,000	190,650
9.13%, 05/15/2031(a)	120,000	121,170
FWD Group Holdings Ltd., 8.40%, 04/05/2029(a)(b)	150,000	158,860
GGAM Finance Ltd.
7.75%, 05/15/2026(a)	70,000	71,249
8.00%, 02/15/2027(a)	130,000	133,996
8.00%, 06/15/2028(a)	100,000	105,491
6.88%, 04/15/2029(a)	65,000	66,300
5.88%, 03/15/2030(a)	65,000	64,106
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)(b)	181,000	186,402
Global Atlantic Fin Co.
4.70% to 10/15/2026 then 5 yr. CMT Rate + 3.80%, 10/15/2051(a)	135,000	129,144
7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054(a)	100,000	103,767

	Par	Value
goeasy Ltd.
9.25%, 12/01/2028(a)	$90,000	$95,610
7.63%, 07/01/2029(a)(b)	100,000	102,730
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	166,000	168,443
8.13%, 02/15/2032(a)	85,000	86,062
HUB International Ltd.
5.63%, 12/01/2029(a)	100,000	96,648
7.25%, 06/15/2030(a)	543,000	562,043
7.38%, 01/31/2032(a)	316,000	321,381
Hudson Pacific Properties LP
3.95%, 11/01/2027	70,000	62,449
4.65%, 04/01/2029	85,000	67,839
3.25%, 01/15/2030	65,000	47,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	206,000	201,313
5.25%, 05/15/2027	256,000	238,407
9.75%, 01/15/2029	135,000	134,541
4.38%, 02/01/2029	135,000	112,293
9.00%, 06/15/2030	135,000	130,275
Intesa Sanpaolo SpA
5.71%, 01/15/2026(a)	251,000	251,518
4.20% to 06/01/2031 then 1 yr. CMT Rate + 2.60%, 06/01/2032(a)	125,000	109,433
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	125,000	117,813
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(a)	100,000	94,500
7.13%, 04/30/2031(a)	230,000	238,338
6.13%, 11/01/2032(a)	270,000	270,338
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 08/15/2028(a)	166,000	153,102
6.63%, 10/15/2031(a)	165,000	164,116
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	120,000	127,101
10.50%, 12/15/2030(a)	85,000	91,534
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	110,000	101,200
4.75%, 02/01/2030	100,000	89,024
5.00%, 03/01/2031	100,000	88,418
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027(a)	100,000	96,875
4.75%, 06/15/2029(a)	115,000	109,681
7.00%, 07/15/2031(a)	85,000	88,352
Liberty Mutual Group, Inc.
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.32%, 12/15/2051(a)	95,000	89,317
4.30%, 02/01/2061(a)	135,000	88,951

The accompanying notes are an integral part of these financial statements.

61

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Midcap Financial Issuer Trust
6.50%, 05/01/2028(a)	$166,000	$157,077
5.63%, 01/15/2030(a)	65,000	57,817
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/2026	85,000	80,739
5.00%, 10/15/2027(b)	236,000	208,197
4.63%, 08/01/2029	150,000	116,250
3.50%, 03/15/2031	221,000	156,634
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	85,000	84,111
6.00%, 01/15/2027(a)	100,000	99,586
5.50%, 08/15/2028(a)	140,000	136,544
6.50%, 08/01/2029(a)	130,000	130,068
5.13%, 12/15/2030(a)	110,000	102,964
5.75%, 11/15/2031(a)	110,000	105,462
7.13%, 02/01/2032(a)	166,000	169,497
Navient Corp.
6.75%, 06/15/2026	85,000	86,530
5.00%, 03/15/2027	115,000	112,989
4.88%, 03/15/2028	85,000	80,880
5.50%, 03/15/2029	125,000	119,063
9.38%, 07/25/2030	85,000	91,961
11.50%, 03/15/2031	85,000	95,139
NCR Atleos Corp., 9.50%, 04/01/2029(a)	226,000	248,600
OneMain Finance Corp.
7.13%, 03/15/2026	266,000	272,517
3.50%, 01/15/2027	135,000	128,619
6.63%, 01/15/2028	135,000	137,248
3.88%, 09/15/2028	100,000	92,284
9.00%, 01/15/2029	150,000	158,885
5.38%, 11/15/2029	125,000	119,844
7.88%, 03/15/2030	115,000	119,600
4.00%, 09/15/2030	140,000	123,357
7.50%, 05/15/2031	125,000	127,785
7.13%, 11/15/2031	125,000	126,333
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	498,000	508,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	120,000	118,535
4.88%, 05/15/2029(a)	125,000	118,900
7.00%, 02/01/2030(a)	90,000	92,017
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(a)	135,000	125,499
7.88%, 12/15/2029(a)	130,000	136,163
7.13%, 11/15/2030(a)	120,000	121,800
5.75%, 09/15/2031(a)	85,000	81,387
PRA Group, Inc., 8.88%, 01/31/2030(a)	70,000	72,523

	Par	Value
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/2029(a)(b)	$140,000	$114,121
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	125,000	122,366
7.25%, 07/15/2028(a)	65,000	67,267
4.50%, 02/15/2029(a)	100,000	95,586
6.50%, 04/01/2032(a)	166,000	167,912
RLJ Lodging Trust LP
3.75%, 07/01/2026(a)	85,000	82,108
4.00%, 09/15/2029(a)	100,000	90,095
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(a)	191,000	181,789
3.63%, 03/01/2029(a)	125,000	115,225
3.88%, 03/01/2031(a)	206,000	183,597
4.00%, 10/15/2033(a)	140,000	120,606
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	115,000	114,511
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026(a)	75,000	73,874
6.75%, 08/15/2032(a)	181,000	185,310
Starwood Property Trust, Inc.
3.63%, 07/15/2026(a)	65,000	62,311
4.38%, 01/15/2027(a)	100,000	96,348
7.25%, 04/01/2029(a)	150,000	154,155
6.00%, 04/15/2030(a)	100,000	97,813
Synchrony Financial, 7.25%, 02/02/2033	125,000	128,140
UniCredit SpA
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)	166,000	165,332
7.30% to 04/02/2029 then 5 yr. Mid Swap Rate USD + 4.91%, 04/02/2034(a)	206,000	215,369
5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035(a)	251,000	241,332
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	135,000	134,325
5.75%, 06/15/2027(a)	85,000	83,512
5.50%, 04/15/2029(a)	135,000	128,653
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(a)	125,000	104,750
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/2028(a)	507,000	539,955
4.75%, 04/15/2028(a)	100,000	91,625
6.50%, 02/15/2029(a)	201,000	172,981
		22,054,712

The accompanying notes are an integral part of these financial statements.

62

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - 8.7%
AdaptHealth LLC
4.63%, 08/01/2029(a)	$95,000	$86,268
5.13%, 03/01/2030(a)	115,000	105,437
Avantor Funding, Inc.
4.63%, 07/15/2028(a)	256,000	247,285
3.88%, 11/01/2029(a)	140,000	129,290
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	231,000	242,736
Bausch Health Americas, Inc.
9.25%, 04/01/2026(a)	100,000	96,750
8.50%, 01/31/2027(a)	145,000	116,363
Bausch Health Cos., Inc.
5.50%, 11/01/2025(a)	296,000	290,450
9.00%, 12/15/2025(a)	95,000	93,151
6.13%, 02/01/2027(a)(b)	186,000	167,400
5.75%, 08/15/2027(a)	100,000	82,837
5.00%, 01/30/2028(a)	75,000	48,000
4.88%, 06/01/2028(a)	266,000	205,485
11.00%, 09/30/2028(a)	301,000	277,023
6.25%, 02/15/2029(a)	231,000	143,797
5.25%, 01/30/2030(a)	211,000	118,055
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027(a)	85,000	84,342
3.13%, 02/15/2029(a)	100,000	96,975
3.50%, 04/01/2030(a)	110,000	106,538
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(a)	85,000	80,852
3.75%, 03/15/2029(a)	85,000	77,822
4.00%, 03/15/2031(a)	85,000	75,953
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(a)	316,000	308,442
8.00%, 12/15/2027(a)	115,000	114,932
6.88%, 04/01/2028(a)	120,000	98,660
6.00%, 01/15/2029(a)	115,000	108,168
6.88%, 04/15/2029(a)(b)	221,000	186,634
6.13%, 04/01/2030(a)	221,000	173,861
5.25%, 05/15/2030(a)	271,000	236,448
4.75%, 02/15/2031(a)	196,000	162,802
10.88%, 01/15/2032(a)	392,000	420,530
DaVita, Inc.
4.63%, 06/01/2030(a)	482,000	443,291
3.75%, 02/15/2031(a)	271,000	235,906
6.88%, 09/01/2032(a)	176,000	176,880
Encompass Health Corp.
4.50%, 02/01/2028	135,000	131,156
4.75%, 02/01/2030(b)	166,000	159,710
4.63%, 04/01/2031	65,000	60,964
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(a)(b)	166,000	177,500

	Par	Value
Hologic, Inc.
4.63%, 02/01/2028(a)	$70,000	$68,427
3.25%, 02/15/2029(a)	155,000	142,395
IQVIA, Inc.
5.00%, 10/15/2026(a)	176,000	174,069
5.00%, 05/15/2027(a)	181,000	178,738
6.50%, 05/15/2030(a)	85,000	87,227
Jazz Securities DAC, 4.38%, 01/15/2029(a)	251,000	237,288
LifePoint Health, Inc.
4.38%, 02/15/2027(a)	100,000	96,876
5.38%, 01/15/2029(a)	85,000	77,364
9.88%, 08/15/2030(a)	135,000	147,866
11.00%, 10/15/2030(a)	181,000	201,815
10.00%, 06/01/2032(a)	135,000	143,539
Medline Borrower LP
3.88%, 04/01/2029(a)	749,000	700,877
5.25%, 10/01/2029(a)(b)	417,000	404,081
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	251,000	255,348
Molina Healthcare, Inc.
4.38%, 06/15/2028(a)	135,000	129,170
3.88%, 11/15/2030(a)	110,000	99,655
3.88%, 05/15/2032(a)	135,000	119,734
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(a)	261,000	175,465
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028(a)	352,000	333,751
5.13%, 04/30/2031(a)(b)	332,000	302,535
6.75%, 05/15/2034(a)	85,000	85,234
7.88%, 05/15/2034(a)(b)	85,000	87,754
Owens & Minor, Inc.
4.50%, 03/31/2029(a)	90,000	80,778
6.63%, 04/01/2030(a)	90,000	85,703
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030	125,000	118,321
Prestige Brands, Inc.
5.13%, 01/15/2028(a)	70,000	68,548
3.75%, 04/01/2031(a)	110,000	97,958
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	261,000	265,215
Radiology Partners, Inc.
7.78% (includes 3.50% PIK), 01/31/2029(a)	120,000	119,100
9.78% (includes 9.78% PIK), 02/15/2030(a)	120,000	113,190
Select Medical Corp., 6.25%, 08/15/2026(a)	206,000	206,509
Star Parent, Inc., 9.00%, 10/01/2030(a)	171,000	177,840
Teleflex, Inc.
4.63%, 11/15/2027	171,000	167,742
4.25%, 06/01/2028(a)	165,000	158,362

The accompanying notes are an integral part of these financial statements.

63

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Tenet Healthcare Corp.
6.25%, 02/01/2027	$251,000	$251,249
5.13%, 11/01/2027	251,000	249,015
4.63%, 06/15/2028	100,000	96,652
6.13%, 10/01/2028(b)	437,000	437,546
4.25%, 06/01/2029	231,000	218,799
4.38%, 01/15/2030	256,000	240,328
6.13%, 06/15/2030(b)	332,000	333,919
6.75%, 05/15/2031	226,000	230,850
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	563,000	536,257
4.75%, 05/09/2027(b)	166,000	161,337
6.75%, 03/01/2028	206,000	210,379
5.13%, 05/09/2029(b)	166,000	160,418
7.88%, 09/15/2029(b)	100,000	107,794
8.13%, 09/15/2031	85,000	94,965
		15,406,675
Industrials - 8.4%
ADT Security Corp., 4.13%, 08/01/2029(a)	166,000	155,133
Air Canada, 3.88%, 08/15/2026(a)	201,000	194,630
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	95,000	94,969
Albion Financing 2 Sarl, 8.75%, 04/15/2027(a)	75,000	76,486
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	70,000	68,301
5.88%, 06/01/2029(a)	85,000	84,748
3.75%, 01/30/2031(a)	181,000	160,185
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	166,000	172,006
Arcosa, Inc.
4.38%, 04/15/2029(a)	70,000	65,894
6.88%, 08/15/2032(a)	100,000	102,566
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(a)	100,000	101,687
Bombardier, Inc.
7.88%, 04/15/2027(a)	166,000	166,306
6.00%, 02/15/2028(a)	125,000	124,886
7.50%, 02/01/2029(a)(b)	125,000	130,280
8.75%, 11/15/2030(a)	125,000	135,625
7.25%, 07/01/2031(a)	125,000	129,063
7.00%, 06/01/2032(a)	125,000	128,165
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)(b)	221,000	234,474
Brink’s Co.
4.63%, 10/15/2027(a)	100,000	97,302
6.50%, 06/15/2029(a)	70,000	71,172
6.75%, 06/15/2032(a)	65,000	66,185

	Par	Value
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	$90,000	$85,936
4.25%, 02/01/2032(a)	236,000	210,777
6.38%, 06/15/2032(a)	115,000	115,378
6.38%, 03/01/2034(a)	166,000	166,685
Chart Industries, Inc.
7.50%, 01/01/2030(a)	266,000	276,341
9.50%, 01/01/2031(a)	85,000	91,281
Clean Harbors, Inc.
4.88%, 07/15/2027(a)	90,000	88,685
6.38%, 02/01/2031(a)	85,000	85,596
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)	110,000	113,066
Covanta Holding Corp.
4.88%, 12/01/2029(a)	125,000	116,149
5.00%, 09/01/2030	80,000	73,453
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	462,000	469,336
6.75%, 07/15/2031(a)	85,000	86,890
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	171,000	176,995
8.63%, 05/15/2032(a)	100,000	103,052
8.00%, 03/15/2033(a)	85,000	85,708
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(a)	166,000	162,680
7.88%, 12/01/2030(a)	85,000	89,393
7.00%, 05/01/2031(a)	115,000	118,276
7.00%, 06/15/2032(a)	135,000	138,186
5.88%, 04/15/2033(a)	100,000	97,520
FXI Holdings, Inc.
12.25%, 11/15/2026(a)	130,000	129,017
12.25%, 11/15/2026(a)	85,000	84,386
GEO Group, Inc.
8.63%, 04/15/2029	110,000	114,916
10.25%, 04/15/2031	120,000	128,722
GFL Environmental, Inc.
5.13%, 12/15/2026(a)	85,000	84,234
4.00%, 08/01/2028(a)	125,000	118,198
3.50%, 09/01/2028(a)	130,000	121,814
4.75%, 06/15/2029(a)	125,000	119,391
4.38%, 08/15/2029(a)	90,000	84,356
6.75%, 01/15/2031(a)	166,000	170,831
H&E Equipment Services, Inc., 3.88%, 12/15/2028(a)	211,000	194,929
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	211,000	209,759
6.63%, 06/15/2029(a)	135,000	138,037
Hillenbrand, Inc., 6.25%, 02/15/2029	85,000	85,427
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	201,000	206,829

The accompanying notes are an integral part of these financial statements.

64

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Madison IAQ LLC
4.13%, 06/30/2028(a)	$130,000	$123,504
5.88%, 06/30/2029(a)	171,000	162,202
Pike Corp.
5.50%, 09/01/2028(a)	120,000	117,419
8.63%, 01/31/2031(a)	70,000	74,321
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028(a)	90,000	92,284
7.75%, 03/15/2031(a)	135,000	141,480
RR Donnelley & Sons Co.
9.50%, 08/01/2029(a)(b)	176,000	177,452
10.88%, 08/01/2029(a)	85,000	83,815
Sensata Technologies BV
4.00%, 04/15/2029(a)	196,000	183,305
5.88%, 09/01/2030(a)	85,000	84,140
Sensata Technologies, Inc.
4.38%, 02/15/2030(a)	75,000	69,864
3.75%, 02/15/2031(a)	155,000	138,417
6.63%, 07/15/2032(a)	85,000	86,063
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	120,000	114,445
9.38%, 11/30/2029(a)	150,000	161,831
9.75%, 11/15/2030(a)	201,000	223,311
Terex Corp.
5.00%, 05/15/2029(a)	100,000	96,131
6.25%, 10/15/2032(a)	200,000	199,144
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	65,000	65,309
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	261,000	256,596
TransDigm, Inc.
5.50%, 11/15/2027(b)	467,000	462,393
6.75%, 08/15/2028(a)(b)	352,000	359,920
4.63%, 01/15/2029	201,000	190,736
6.38%, 03/01/2029(a)	482,000	489,476
4.88%, 05/01/2029	125,000	119,284
6.88%, 12/15/2030(a)	241,000	247,025
7.13%, 12/01/2031(a)	166,000	171,602
6.63%, 03/01/2032(a)	367,000	373,525
6.00%, 01/15/2033(a)	251,000	248,804
United Rentals North America, Inc.
5.50%, 05/15/2027	100,000	99,811
3.88%, 11/15/2027	125,000	120,278
4.88%, 01/15/2028	276,000	270,632
5.25%, 01/15/2030	125,000	122,862
4.00%, 07/15/2030	145,000	133,833
3.88%, 02/15/2031	201,000	181,980
3.75%, 01/15/2032	125,000	110,823
6.13%, 03/15/2034(a)	181,000	182,186
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	221,000	226,028
6.38%, 03/15/2029(a)	150,000	152,955

	Par	Value
6.63%, 03/15/2032(a)	$140,000	$143,717
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	85,000	86,836
XPO, Inc.
7.13%, 06/01/2031(a)	75,000	77,575
7.13%, 02/01/2032(a)	95,000	98,629
		14,824,235
Information Technology - 2.7%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	669,000	652,710
9.00%, 09/30/2029(a)(b)	638,000	638,000
8.25%, 06/30/2032(a)(b)	301,000	309,184
Entegris, Inc.
4.38%, 04/15/2028(a)	70,000	66,800
4.75%, 04/15/2029(a)	337,000	326,251
5.95%, 06/15/2030(a)	150,000	149,649
Fair Isaac Corp.
5.25%, 05/15/2026(a)	65,000	65,097
4.00%, 06/15/2028(a)	150,000	142,485
Gen Digital, Inc.
6.75%, 09/30/2027(a)	150,000	152,625
7.13%, 09/30/2030(a)	100,000	103,512
McAfee Corp., 7.38%, 02/15/2030(a)(b)	337,000	325,330
NCR Voyix Corp., 5.00%, 10/01/2028(a)	140,000	134,461
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028(a)	146,000	144,167
Open Text Corp.
3.88%, 02/15/2028(a)	150,000	141,000
3.88%, 12/01/2029(a)	140,000	127,591
Twilio, Inc.
3.63%, 03/15/2029	85,000	78,227
3.88%, 03/15/2031	85,000	76,712
UKG, Inc., 6.88%, 02/01/2031(a)(b)	417,000	427,034
Viasat, Inc.
5.63%, 04/15/2027(a)	140,000	130,757
7.50%, 05/30/2031(a)(b)	166,000	108,838
Western Digital Corp., 4.75%, 02/15/2026	382,000	378,520
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	125,000	102,719
8.88%, 11/30/2029(a)	85,000	73,853
		4,855,522
Materials - 7.8%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(a)(b)	125,000	123,736
6.13%, 05/15/2028(a)	85,000	85,157
4.13%, 03/31/2029(a)	90,000	84,542
7.13%, 03/15/2031(a)	125,000	130,360
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027(a)	100,000	99,791

The accompanying notes are an integral part of these financial statements.

65

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
3.25%, 09/01/2028(a)(b)	$100,000	$90,062
4.00%, 09/01/2029(a)	176,000	154,493
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc.
4.13%, 08/15/2026(a)(b)	231,000	200,970
5.25%, 08/15/2027(a)(b)	271,000	162,600
Arsenal AIC Parent LLC
8.00%, 10/01/2030(a)	115,000	121,023
11.50%, 10/01/2031(a)	130,000	144,743
Avient Corp.
7.13%, 08/01/2030(a)	120,000	123,538
6.25%, 11/01/2031(a)	110,000	110,275
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	85,000	88,728
Axalta Coating Systems LLC, 3.38%, 02/15/2029(a)	130,000	119,717
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027(a)	85,000	83,285
Ball Corp.
6.88%, 03/15/2028	125,000	128,420
6.00%, 06/15/2029	166,000	168,523
2.88%, 08/15/2030	236,000	204,809
3.13%, 09/15/2031	150,000	129,810
Berry Global, Inc., 5.63%, 07/15/2027(a)	85,000	84,917
Chemours Co.
5.38%, 05/15/2027	90,000	86,330
5.75%, 11/15/2028(a)	130,000	119,513
4.63%, 11/15/2029(a)	115,000	99,159
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	90,000	89,926
6.88%, 11/01/2029(a)	155,000	155,617
6.75%, 04/15/2030(a)	135,000	135,371
7.00%, 03/15/2032(a)	251,000	251,314
7.38%, 05/01/2033(a)	155,000	156,162
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)	85,000	85,267
6.88%, 01/15/2030(a)	90,000	91,259
8.75%, 04/15/2030(a)(b)	186,000	188,769
Constellium SE, 3.75%, 04/15/2029(a)	100,000	90,519
Crown Americas LLC, 5.25%, 04/01/2030	85,000	83,523
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	80,000	78,325
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	145,000	144,034
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027(a)	100,000	97,268
5.88%, 04/15/2030(a)	130,000	129,034

	Par	Value
4.38%, 04/01/2031(a)	$286,000	$260,517
6.13%, 04/15/2032(a)	150,000	150,563
Glatfelter Corp., 7.25%, 11/15/2031(a)	145,000	143,767
Graphic Packaging International LLC
3.50%, 03/15/2028(a)	145,000	135,255
3.75%, 02/01/2030(a)	70,000	64,024
6.38%, 07/15/2032(a)	85,000	85,744
INEOS Finance PLC
6.75%, 05/15/2028(a)	70,000	70,609
7.50%, 04/15/2029(a)	130,000	133,955
Kaiser Aluminum Corp.
4.63%, 03/01/2028(a)	85,000	80,951
4.50%, 06/01/2031(a)	115,000	102,522
LABL, Inc.
10.50%, 07/15/2027(a)	115,000	113,850
8.25%, 11/01/2029(a)	155,000	136,472
8.63%, 10/01/2031(a)	150,000	144,600
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	472,000	484,980
9.25%, 04/15/2027(a)	221,000	226,111
Mercer International, Inc., 5.13%, 02/01/2029	171,000	147,293
Methanex Corp.
5.13%, 10/15/2027	135,000	131,413
5.25%, 12/15/2029	145,000	139,775
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	115,000	115,818
8.00%, 11/01/2027(a)	100,000	102,500
9.25%, 10/01/2028(a)	181,000	190,572
8.50%, 05/01/2030(a)	100,000	102,907
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	176,000	172,790
8.50%, 11/15/2028(a)	65,000	68,934
4.25%, 05/15/2029(a)	95,000	86,490
9.00%, 02/15/2030(a)	110,000	117,081
Novelis Corp.
3.25%, 11/15/2026(a)	125,000	120,222
4.75%, 01/30/2030(a)	266,000	249,285
3.88%, 08/15/2031(a)	140,000	122,915
OI European Group BV, 4.75%, 02/15/2030(a)	75,000	68,006
Olin Corp.
5.13%, 09/15/2027	85,000	83,733
5.63%, 08/01/2029	110,000	108,487
5.00%, 02/01/2030	85,000	81,075
Olympus Water US Holding Corp.
4.25%, 10/01/2028(a)	145,000	135,937
9.75%, 11/15/2028(a)	306,000	324,290
6.25%, 10/01/2029(a)	75,000	71,437
7.25%, 06/15/2031(a)	140,000	143,210
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(a)	100,000	99,492
7.25%, 05/15/2031(a)(b)	115,000	113,350

The accompanying notes are an integral part of these financial statements.

66

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(a)	$166,000	$158,673
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028(a)	181,000	173,307
6.63%, 05/01/2029(a)	150,000	145,281
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	75,000	70,711
4.00%, 04/01/2031	171,000	152,953
4.38%, 02/01/2032	115,000	103,993
Sealed Air Corp.
4.00%, 12/01/2027(a)	110,000	105,299
5.00%, 04/15/2029(a)	130,000	125,560
6.50%, 07/15/2032(a)	65,000	65,634
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028(a)	130,000	131,423
7.25%, 02/15/2031(a)	70,000	72,488
Silgan Holdings, Inc., 4.13%, 02/01/2028	95,000	90,606
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	181,000	179,253
8.88%, 11/15/2031(a)	206,000	216,362
Standard Industries, Inc./NJ, 4.75%, 01/15/2028(a)	166,000	160,081
Standard Industries, Inc./NY
5.00%, 02/15/2027(a)	140,000	137,025
4.38%, 07/15/2030(a)(b)	266,000	244,514
3.38%, 01/15/2031(a)	186,000	161,518
6.50%, 08/15/2032(a)	85,000	85,396
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/2029(a)	115,000	113,971
7.25%, 01/15/2031(a)	135,000	140,136
Trivium Packaging Finance BV
5.50%, 08/15/2026(a)	176,000	174,460
8.50%, 08/15/2027(a)	115,000	114,791
Tronox, Inc., 4.63%, 03/15/2029(a)	186,000	168,538
WR Grace Holdings LLC
4.88%, 06/15/2027(a)	130,000	127,429
5.63%, 08/15/2029(a)	216,000	199,800
		13,771,023
Real Estate - 1.6%
Diversified Healthcare Trust
4.75%, 02/15/2028	90,000	79,769
4.38%, 03/01/2031	85,000	68,822
Howard Hughes Corp.
5.38%, 08/01/2028(a)	125,000	121,442
4.13%, 02/01/2029(a)	110,000	101,304
4.38%, 02/01/2031(a)	110,000	98,584
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	166,000	163,054
5.25%, 03/15/2028(a)	145,000	142,368

	Par	Value
5.00%, 07/15/2028(a)	$90,000	$87,652
7.00%, 02/15/2029(a)	166,000	170,649
4.88%, 09/15/2029(a)	166,000	159,515
5.25%, 07/15/2030(a)	216,000	209,015
4.50%, 02/15/2031(a)	181,000	168,398
5.63%, 07/15/2032(a)	100,000	97,210
SBA Communications Corp.
3.88%, 02/15/2027	251,000	242,971
3.13%, 02/01/2029(b)	251,000	228,410
Service Properties Trust
4.75%, 10/01/2026	140,000	131,834
5.50%, 12/15/2027	120,000	113,090
8.38%, 06/15/2029(b)	171,000	166,693
8.63%, 11/15/2031(a)	166,000	174,454
8.88%, 06/15/2032(b)	166,000	153,841
		2,879,075
Technology - 2.2%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(a)(b)	412,000	389,340
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	125,000	127,759
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(a)	125,000	125,385
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a)	155,000	146,557
4.88%, 07/01/2029(a)	155,000	146,441
CommScope LLC
6.00%, 03/01/2026(a)	251,000	245,499
8.25%, 03/01/2027(a)	171,000	161,365
7.13%, 07/01/2028(a)	125,000	109,726
4.75%, 09/01/2029(a)	221,000	184,811
CommScope Technologies LLC, 5.00%, 03/15/2027(a)	140,000	123,900
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	125,000	129,500
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 8.75%, 05/01/2029(a)	115,000	116,725
Imola Merger Corp., 4.75%, 05/15/2029(a)	332,000	322,681
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	75,000	67,931
9.50%, 05/30/2029(a)	130,000	132,275
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	150,000	137,578
4.13%, 12/01/2031(a)	115,000	102,985
Rocket Software, Inc.
9.00%, 11/28/2028(a)	135,000	140,716
6.50%, 02/15/2029(a)	110,000	101,922
Seagate HDD Cayman
4.88%, 06/01/2027	90,000	88,760
4.09%, 06/01/2029	90,000	84,816
8.25%, 12/15/2029	85,000	91,376

The accompanying notes are an integral part of these financial statements.

67

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
8.50%, 07/15/2031	$85,000	$91,586
9.63%, 12/01/2032	125,000	142,500
SS&C Technologies, Inc.
5.50%, 09/30/2027(a)	332,000	331,274
6.50%, 06/01/2032(a)	125,000	127,250
		3,970,658
Utilities - 3.8%
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	155,000	160,619
Alpha Generation LLC, 6.75%, 10/15/2032(a)	166,000	167,707
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	115,000	112,452
5.75%, 05/20/2027	85,000	81,722
9.38%, 06/01/2028(a)	85,000	87,444
Calpine Corp.
4.50%, 02/15/2028(a)	206,000	198,209
5.13%, 03/15/2028(a)	256,000	250,171
4.63%, 02/01/2029(a)	110,000	104,279
5.00%, 02/01/2031(a)	140,000	131,863
3.75%, 03/01/2031(a)	150,000	135,202
Clearway Energy Operating LLC
4.75%, 03/15/2028(a)	140,000	135,773
3.75%, 02/15/2031(a)	155,000	137,960
DPL, Inc., 4.35%, 04/15/2029	65,000	60,916
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	85,000	89,029
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	75,000	78,656
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual(a)	251,000	284,680
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076(c)	201,000	202,085
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054(a)	85,000	88,080
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026(a)	110,000	109,149
5.88%, 04/01/2029(a)(b)	135,000	125,719
Lightning Power LLC, 7.25%, 08/15/2032(a)	251,000	261,040
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	85,000	81,993
4.50%, 09/15/2027(a)	90,000	86,400
7.25%, 01/15/2029(a)(b)	125,000	128,603
NRG Energy, Inc.
5.75%, 01/15/2028	135,000	135,130
3.38%, 02/15/2029(a)	85,000	77,430

	Par	Value
5.25%, 06/15/2029(a)	$120,000	$117,300
5.75%, 07/15/2029(a)(d)	135,000	133,335
3.63%, 02/15/2031(a)	181,000	160,230
3.88%, 02/15/2032(a)	85,000	75,351
6.00%, 02/01/2033(a)	230,000	228,620
6.25%, 11/01/2034(a)	235,000	234,671
PG&E Corp.
5.00%, 07/01/2028	176,000	169,444
5.25%, 07/01/2030	176,000	171,122
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	166,000	171,450
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031(a)	110,000	100,865
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	201,000	216,879
TerraForm Power Operating LLC
5.00%, 01/31/2028(a)	115,000	112,412
4.75%, 01/15/2030(a)	115,000	107,305
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	166,000	165,160
5.63%, 02/15/2027(a)	216,000	215,460
5.00%, 07/31/2027(a)	216,000	212,903
4.38%, 05/01/2029(a)	221,000	209,909
7.75%, 10/15/2031(a)	241,000	254,556
6.88%, 04/15/2032(a)	166,000	171,602
		6,740,885
TOTAL CORPORATE BONDS (Cost $175,364,171)		173,981,177
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(e)	16,376,878	16,376,878
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,376,878)		16,376,878
TOTAL INVESTMENTS - 107.4% (Cost $191,741,049)		$190,358,055
Liabilities in Excess of Other Assets - (7.4)%		(13,138,514)
TOTAL NET ASSETS - 100.0%		$177,219,541

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

68

Pacer Trendpilot US Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $145,232,345 or 82.0% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $15,898,910 which represented 9.0% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $133,335 or 0.1% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,376,878 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

69

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 9.1%
Alphabet, Inc. - Class A	382,862	$65,511,517
Alphabet, Inc. - Class C	314,039	54,231,395
AT&T, Inc.	467,140	10,529,336
Charter Communications, Inc. - Class A(a)(b)	6,315	2,068,857
Comcast Corp. - Class A	251,675	10,990,647
Electronic Arts, Inc.	15,663	2,362,764
Fox Corp. - Class A(b)	14,635	614,670
Fox Corp. - Class B	8,675	337,978
Interpublic Group of Cos., Inc.	25,400	746,760
Live Nation Entertainment, Inc.(a)(b)	10,196	1,194,359
Match Group, Inc.(a)	16,803	605,412
Meta Platforms, Inc. - Class A	142,771	81,033,964
Netflix, Inc.(a)	28,061	21,214,958
News Corp. - Class A	25,098	683,921
News Corp. - Class B(b)	7,557	219,455
Omnicom Group, Inc.	13,004	1,313,404
Paramount Global - Class B(b)	38,744	423,859
Take-Two Interactive Software, Inc.(a)	10,483	1,695,311
T-Mobile US, Inc.	31,914	7,121,928
Verizon Communications, Inc.	275,014	11,586,340
Walt Disney Co.	118,165	11,367,473
Warner Bros Discovery, Inc.(a)	146,059	1,187,460
		287,041,768
Consumer Discretionary - 10.0%
Airbnb, Inc. - Class A(a)	28,888	3,893,814
Amazon.com, Inc.(a)	610,411	113,780,610
Aptiv PLC(a)	17,304	983,386
AutoZone, Inc.(a)	1,099	3,306,891
Bath & Body Works, Inc.	12	341
Best Buy Co., Inc.	12,802	1,157,685
Booking Holdings, Inc.	2,189	10,236,311
BorgWarner, Inc.	15,522	522,005
Caesars Entertainment, Inc.(a)	14,214	569,271
CarMax, Inc.(a)(b)	10,483	758,760
Carnival Corp.(a)	66,322	1,459,084
Chipotle Mexican Grill, Inc.(a)	89,229	4,976,301
Darden Restaurants, Inc.	7,714	1,234,394
Deckers Outdoor Corp.(a)	10,126	1,629,172
Domino’s Pizza, Inc.	2,319	959,440
DR Horton, Inc.	19,119	3,231,111
eBay, Inc.	31,855	1,831,981
Expedia Group, Inc.(a)	8,215	1,284,087
Ford Motor Co.	254,368	2,617,447
Garmin Ltd.	10,077	1,998,773
General Motors Co.	73,215	3,716,393
Genuine Parts Co.	9,274	1,063,728
Hasbro, Inc.	8,567	562,252
Hilton Worldwide Holdings, Inc.	16,161	3,795,411
Home Depot, Inc.	64,839	25,530,356
Las Vegas Sands Corp.	23,029	1,194,054

	Shares	Value
Lennar Corp. - Class A	15,751	$2,682,395
LKQ Corp.	17,632	648,681
Lowe’s Cos., Inc.	37,126	9,720,701
Lululemon Athletica, Inc.(a)	7,493	2,232,165
Marriott International, Inc. - Class A	15,235	3,961,405
McDonald’s Corp.	46,739	13,652,929
MGM Resorts International(a)(b)	15,028	554,082
Mohawk Industries, Inc.(a)	3,528	473,705
NIKE, Inc. - Class B	78,280	6,037,736
Norwegian Cruise Line Holdings Ltd.(a)	28,020	710,027
NVR, Inc.(a)	200	1,830,562
O’Reilly Automotive, Inc.(a)	3,779	4,357,716
Pool Corp.	2,519	910,971
PulteGroup, Inc.	13,520	1,751,246
Ralph Lauren Corp.	2,619	518,379
Ross Stores, Inc.	21,728	3,035,836
Royal Caribbean Cruises Ltd.(b)	15,521	3,202,758
Starbucks Corp.	73,789	7,209,185
Tapestry, Inc.	15,321	726,981
Tesla Motors, Inc.(a)	181,410	45,325,289
TJX Cos., Inc.	73,859	8,348,283
Tractor Supply Co.	7,157	1,900,255
Ulta Beauty, Inc.(a)	3,116	1,149,742
Wynn Resorts Ltd.	6,356	610,303
Yum! Brands, Inc.(b)	18,452	2,420,164
		316,264,554
Consumer Staples - 5.8%
Altria Group, Inc.	111,160	6,053,774
Archer-Daniels-Midland Co.	31,157	1,720,178
Brown-Forman Corp. - Class B(b)	12,095	532,543
Bunge Global SA	9,238	776,177
Campbell Soup Co.(b)	13,004	606,637
Church & Dwight Co., Inc.	16,125	1,611,049
Clorox Co.	8,166	1,294,719
Coca-Cola Co.	253,318	16,544,199
Colgate-Palmolive Co.	53,235	4,988,652
Conagra Brands, Inc.	31,448	910,105
Constellation Brands, Inc. - Class A	10,195	2,368,706
Costco Wholesale Corp.	28,988	25,340,730
Dollar General Corp.	14,414	1,153,697
Dollar Tree, Inc.(a)	13,164	850,921
Estee Lauder Cos., Inc.	15,321	1,056,230
General Mills, Inc.	36,263	2,466,609
Hershey Co.(b)	9,626	1,709,385
Hormel Foods Corp.	19,052	582,039
J M Smucker Co.	7,057	801,040
Kellanova	17,334	1,397,987
Kenvue, Inc.	125,068	2,867,809
Keurig Dr Pepper, Inc.	68,917	2,270,815
Kimberly-Clark Corp.	22,180	2,976,112
Kroger Co.	43,443	2,422,816
Lamb Weston Holdings, Inc.	9,576	743,959

The accompanying notes are an integral part of these financial statements.

70

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
McCormick & Co., Inc.	16,531	$1,293,385
Molson Coors Beverage Co. - Class B	11,435	622,864
Mondelez International, Inc. - Class A	87,604	5,999,122
Monster Beverage Corp.(a)	46,290	2,438,557
PepsiCo, Inc.	89,824	14,917,970
Philip Morris International, Inc.	101,570	13,478,339
Procter & Gamble Co.	153,914	25,423,515
Sysco Corp.	32,026	2,400,349
Target Corp.	30,339	4,552,064
The Kraft Heinz Co.	57,498	1,923,883
Tyson Foods, Inc. - Class A	18,850	1,104,421
Walgreens Boots Alliance, Inc.	47,192	446,436
Walmart, Inc.	283,993	23,273,226
		181,921,019
Energy - 3.4%
APA Corp.(b)	23,476	554,034
Baker Hughes Co.	64,712	2,464,233
Chevron Corp.	110,817	16,491,786
ConocoPhillips	75,649	8,286,591
Coterra Energy, Inc.	48,168	1,152,179
Devon Energy Corp.	40,802	1,578,221
Diamondback Energy, Inc.	12,245	2,164,549
EOG Resources, Inc.	37,052	4,518,862
EQT Corp.	39,012	1,425,499
Exxon Mobil Corp.	290,489	33,923,305
Halliburton Co.	57,503	1,595,133
Hess Corp.	18,243	2,453,319
Kinder Morgan, Inc.	125,804	3,083,456
Marathon Oil Corp.	36,439	1,009,360
Marathon Petroleum Corp.	21,807	3,172,264
Occidental Petroleum Corp.	43,670	2,188,304
ONEOK, Inc.	38,430	3,723,098
Phillips 66	27,279	3,323,128
Schlumberger Ltd.	92,502	3,706,555
Targa Resources Corp.	14,274	2,383,187
Valero Energy Corp.	20,870	2,708,091
Williams Cos., Inc.	80,038	4,191,590
		106,096,744
Financials - 13.4%
Aflac, Inc.	32,832	3,440,465
Allstate Corp.	17,242	3,215,978
American Express Co.	36,589	9,881,957
American International Group, Inc.	41,958	3,183,773
Ameriprise Financial, Inc.	6,391	3,261,327
Aon PLC - Class A	14,259	5,231,199
Arch Capital Group Ltd.(a)	24,491	2,413,833
Arthur J Gallagher & Co.	14,214	3,996,977
Assurant, Inc.	3,528	676,318
Bank of America Corp.	439,811	18,392,896
Bank of New York Mellon Corp.	48,078	3,623,158
Berkshire Hathaway, Inc. - Class B(a)	119,708	53,978,731

	Shares	Value
Blackrock, Inc.	9,059	$8,887,151
Blackstone, Inc.	46,915	7,869,991
Brown & Brown, Inc.	15,524	1,624,431
Capital One Financial Corp.(b)	25,098	4,085,703
Cboe Global Markets, Inc.	6,957	1,485,807
Charles Schwab Corp.	97,894	6,933,832
Chubb Ltd.	24,468	6,910,742
Cincinnati Financial Corp.	10,383	1,462,238
Citigroup, Inc.	124,600	7,995,582
Citizens Financial Group, Inc.	29,203	1,230,030
CME Group, Inc.	23,448	5,284,241
Corpay, Inc.(a)	4,528	1,492,972
Discover Financial Services	16,539	2,454,884
Erie Indemnity Co. - Class A	1,620	727,121
Everest Group Ltd.	2,819	1,002,465
FactSet Research Systems, Inc.	2,519	1,143,777
Fidelity National Information Services, Inc.	35,535	3,188,556
Fifth Third Bancorp	44,861	1,959,528
Fiserv, Inc.(a)	37,513	7,423,823
Franklin Resources, Inc.	18,654	387,444
Global Payments, Inc.	16,581	1,719,616
Globe Life, Inc.	5,745	606,672
Goldman Sachs Group, Inc.	20,572	10,651,976
Hartford Financial Services Group, Inc.	19,091	2,108,410
Huntington Bancshares, Inc.	95,341	1,486,366
Intercontinental Exchange, Inc.	37,631	5,865,544
Invesco Ltd.	29,537	512,172
Jack Henry & Associates, Inc.	4,838	880,177
JPMorgan Chase & Co.	186,026	41,282,890
KeyCorp.	61,677	1,063,928
KKR & Co., Inc.	43,934	6,073,436
Loews Corp.	12,203	963,549
M&T Bank Corp.	10,903	2,122,596
MarketAxess Holdings, Inc.	2,519	729,049
Marsh & McLennan Cos., Inc.	32,027	6,989,572
Mastercard, Inc. - Class A	53,899	26,927,401
MetLife, Inc.	38,331	3,005,917
Moody’s Corp.	10,193	4,628,030
Morgan Stanley	81,674	9,494,603
MSCI, Inc.	5,138	2,934,826
Nasdaq, Inc.	26,958	1,992,735
Northern Trust Corp.	13,135	1,320,330
PayPal Holdings, Inc.(a)	66,602	5,281,539
PNC Financial Services Group, Inc.	25,887	4,873,746
Principal Financial Group, Inc.	13,872	1,143,053
Progressive Corp.	38,165	9,267,607
Prudential Financial, Inc.	23,258	2,848,640
Raymond James Financial, Inc.	12,073	1,789,460
Regions Financial Corp.	59,615	1,423,010
S&P Global, Inc.	20,858	10,019,349
State Street Corp.	19,456	1,805,517
Synchrony Financial	25,743	1,419,469
T Rowe Price Group, Inc.	14,714	1,616,480

The accompanying notes are an integral part of these financial statements.

71

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Travelers Cos., Inc.	14,843	$3,650,487
Truist Financial Corp.	87,695	3,775,270
US Bancorp	102,552	4,954,287
Visa, Inc. - Class A	109,152	31,637,707
W R Berkley Corp.	20,132	1,150,946
Wells Fargo & Co.	221,754	14,396,270
Willis Towers Watson PLC	6,605	1,995,965
		421,255,527
Health Care - 11.1%
Abbott Laboratories	113,641	12,883,480
AbbVie, Inc.	115,351	23,516,608
Agilent Technologies, Inc.	19,016	2,477,975
Align Technology, Inc.(a)	4,578	938,627
Amgen, Inc.	35,097	11,236,656
Baxter International, Inc.	33,364	1,191,095
Becton Dickinson & Co.	18,842	4,401,303
Biogen, Inc.(a)	9,576	1,666,224
Bio-Techne Corp.	10,383	765,746
Boston Scientific Corp.(a)	96,492	8,107,258
Bristol-Myers Squibb Co.	132,080	7,366,102
Cardinal Health, Inc.	15,881	1,723,406
Catalent, Inc.(a)	11,895	697,047
Cencora, Inc.	11,356	2,590,077
Centene Corp.(a)	34,263	2,133,214
Charles River Laboratories International, Inc.(a)	3,428	612,172
Cigna Corp.	18,215	5,734,264
Cooper Cos., Inc.(a)	13,225	1,384,393
CVS Health Corp.	82,025	4,631,132
Danaher Corp.	41,880	10,288,241
DaVita, Inc.(a)	2,998	419,150
DexCom, Inc.(a)	26,121	1,841,008
Edwards Lifesciences Corp.(a)	39,233	2,629,003
Elevance Health, Inc.	15,214	6,173,233
Eli Lilly & Co.	51,584	42,801,308
GE HealthCare Technologies, Inc.	29,861	2,608,358
Gilead Sciences, Inc.	81,114	7,204,545
HCA Healthcare, Inc.	12,107	4,343,265
Henry Schein, Inc.(a)	8,567	601,660
Hologic, Inc.(a)	15,123	1,222,997
Humana, Inc.	7,834	2,019,840
IDEXX Laboratories, Inc.(a)	5,355	2,179,057
Incyte Corp.(a)	10,425	772,701
Insulet Corp.(a)(b)	4,654	1,077,541
Intuitive Surgical, Inc.(a)	23,112	11,644,750
IQVIA Holdings, Inc.(a)	11,275	2,320,621
Johnson & Johnson	157,249	25,137,825
Labcorp Holdings, Inc.	5,476	1,250,007
McKesson Corp.	8,475	4,242,500
Medtronic PLC	83,565	7,458,176
Merck & Co., Inc.	165,480	16,931,914
Mettler-Toledo International, Inc.(a)	1,376	1,777,448

	Shares	Value
Moderna, Inc.(a)(b)	21,771	$1,183,472
Molina Healthcare, Inc.(a)	3,829	1,229,951
Pfizer, Inc.	370,228	10,477,452
Quest Diagnostics, Inc.	7,357	1,139,084
Regeneron Pharmaceuticals, Inc.(a)	6,917	5,797,829
ResMed, Inc.	9,676	2,346,140
Revvity, Inc.	8,166	968,406
Solventum Corp.(a)	9,133	662,873
STERIS PLC	6,448	1,430,489
Stryker Corp.	22,330	7,955,732
Teleflex, Inc.	3,126	628,514
Thermo Fisher Scientific, Inc.	25,003	13,659,639
UnitedHealth Group, Inc.	60,377	34,082,817
Universal Health Services, Inc. - Class B	3,866	789,862
Vertex Pharmaceuticals, Inc.(a)	16,853	8,021,691
Viatris, Inc.	78,936	915,658
Waters Corp.(a)	3,829	1,237,188
West Pharmaceutical Services, Inc.	4,838	1,489,765
Zimmer Biomet Holdings, Inc.	13,264	1,418,187
Zoetis, Inc.	29,538	5,280,804
		351,717,480
Industrials - 8.5%
3M Co.	35,797	4,598,841
A O Smith Corp.	7,806	586,231
Allegion PLC	5,847	816,417
Amentum Holdings, Inc.(a)	8,266	245,831
AMETEK, Inc.	15,221	2,790,618
Automatic Data Processing, Inc.	26,568	7,684,528
Axon Enterprise, Inc.(a)	4,618	1,955,723
Boeing Co.(a)	38,126	5,692,593
Broadridge Financial Solutions, Inc.	7,758	1,635,852
Builders FirstSource, Inc.(a)	7,578	1,298,869
Carrier Global Corp.	55,236	4,016,762
Caterpillar, Inc.	31,584	11,881,901
Ceridian HCM Holding, Inc.(a)(b)	10,177	722,058
CH Robinson Worldwide, Inc.	7,657	788,977
Cintas Corp.	22,315	4,592,650
Copart, Inc.(a)	57,213	2,944,753
CSX Corp.	126,590	4,258,488
Cummins, Inc.	8,922	2,935,160
Deere & Co.	16,700	6,758,323
Delta Air Lines, Inc.	42,334	2,422,351
Dover Corp.	8,944	1,693,368
Eaton Corp. PLC	25,927	8,596,875
Emerson Electric Co.	37,664	4,077,881
Equifax, Inc.	8,066	2,137,651
Expeditors International of Washington, Inc.	9,204	1,095,276
Fastenal Co.	37,608	2,940,193
FedEx Corp.	14,767	4,043,943
Fortive Corp.	23,173	1,655,247
GE Vernova, Inc.(a)	17,904	5,400,921
Generac Holdings, Inc.(a)	4,029	667,001

The accompanying notes are an integral part of these financial statements.

72

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
General Dynamics Corp.	16,805	$4,900,506
General Electric Co.	70,635	12,133,680
Honeywell International, Inc.	42,670	8,776,366
Howmet Aerospace, Inc.	26,593	2,651,854
Hubbell, Inc.	3,516	1,501,437
Huntington Ingalls Industries, Inc.	2,619	484,410
IDEX Corp.	4,938	1,059,892
Illinois Tool Works, Inc.	17,623	4,601,894
Ingersoll Rand, Inc.	26,609	2,554,464
Jacobs Solutions, Inc.	8,266	1,162,034
JB Hunt Trasport Services, Inc.	5,347	965,775
Johnson Controls International PLC	43,521	3,288,012
L3Harris Technologies, Inc.	12,396	3,067,638
Leidos Holdings, Inc.	8,976	1,644,044
Lockheed Martin Corp.	13,812	7,542,043
Masco Corp.	14,224	1,136,640
Nordson Corp.	3,528	874,556
Norfolk Southern Corp.	14,723	3,687,081
Northrop Grumman Corp.	9,020	4,591,360
Old Dominion Freight Line, Inc.	12,284	2,473,015
Otis Worldwide Corp.	26,108	2,563,806
PACCAR, Inc.	34,432	3,590,569
Parker-Hannifin Corp.	8,377	5,311,604
Paychex, Inc.	21,071	2,935,822
Paycom Software, Inc.	3,226	674,331
Pentair PLC	10,886	1,079,020
Quanta Services, Inc.	9,576	2,888,409
Republic Services, Inc.	13,295	2,632,410
Rockwell Automation, Inc.	7,387	1,970,187
Rollins, Inc.	18,464	870,393
RTX Corp.	86,998	10,525,888
Snap-On, Inc.	3,528	1,164,699
Southwest Airlines Co.(b)	39,214	1,199,164
Stanley Black & Decker, Inc.	10,077	936,556
Textron, Inc.	12,202	981,285
Trane Technologies PLC	14,703	5,442,462
TransDigm Group, Inc.	3,659	4,765,116
Uber Technologies, Inc.(a)	136,870	9,861,484
Union Pacific Corp.	39,913	9,262,610
United Airlines Holdings, Inc.(a)	21,571	1,688,146
United Parcel Service, Inc. - Class B	47,710	6,396,003
United Rentals, Inc.	4,336	3,524,301
Veralto Corp.	16,098	1,645,055
Verisk Analytics, Inc.	9,289	2,551,874
W.W. Grainger, Inc.	2,919	3,237,842
Waste Management, Inc.	23,798	5,136,798
Westinghouse Air Brake Technologies Corp.	11,405	2,143,912
Xylem, Inc./NY	15,835	1,928,386
		266,940,115

	Shares	Value
Information Technology - 31.7%(c)
Accenture PLC - Class A	40,814	$14,073,483
Adobe, Inc.(a)	28,894	13,813,643
Advanced Micro Devices, Inc.(a)	105,439	15,190,597
Akamai Technologies, Inc.(a)	9,984	1,009,183
Amphenol Corp. - Class A	78,482	5,259,864
Analog Devices, Inc.	32,376	7,223,409
ANSYS, Inc.(a)	5,747	1,841,396
Apple, Inc.	994,087	224,574,194
Applied Materials, Inc.	54,266	9,853,620
Arista Networks, Inc.(a)	16,783	6,485,622
Autodesk, Inc.(a)	14,112	4,004,986
Broadcom, Inc.	304,171	51,639,111
Cadence Design System, Inc.(a)	17,943	4,954,421
CDW Corp./DE	8,767	1,650,212
Cisco Systems, Inc.	262,482	14,376,139
Cognizant Technology Solutions Corp. - Class A	32,296	2,408,959
Corning, Inc.	50,598	2,407,959
Crowdstrike Holdings, Inc. - Class A(a)	15,048	4,467,300
Dell Technologies, Inc. - Class C	18,784	2,322,266
Enphase Energy, Inc.(a)	8,968	744,703
EPAM Systems, Inc.(a)	3,829	722,341
F5, Inc.(a)	3,929	918,914
Fair Isaac Corp.(a)	1,595	3,179,010
First Solar, Inc.(a)	7,049	1,370,890
Fortinet, Inc.(a)	41,362	3,253,535
Gartner, Inc.(a)	5,018	2,521,545
Gen Digital, Inc.	35,281	1,027,030
GoDaddy, Inc. - Class A(a)	9,232	1,539,898
Hewlett Packard Enterprise Co.	84,976	1,656,182
HP, Inc.	63,764	2,264,897
Intel Corp.	278,152	5,985,831
International Business Machines Corp.	60,019	12,407,128
Intuit, Inc.	18,272	11,151,402
Jabil, Inc.	7,388	909,389
Juniper Networks, Inc.	21,071	819,662
Keysight Technologies, Inc.(a)(b)	11,363	1,693,201
KLA Corp.	8,756	5,833,510
Lam Research Corp.	84,940	6,315,289
Microchip Technology, Inc.	34,953	2,564,502
Micron Technology, Inc.	72,211	7,195,826
Microsoft Corp.	485,994	197,483,662
Monolithic Power Systems, Inc.	3,223	2,447,224
Motorola Solutions, Inc.	10,866	4,882,637
NetApp, Inc.	13,394	1,544,462
NVIDIA Corp.	1,608,417	213,533,441
NXP Semiconductors NV	16,603	3,893,403
ON Semiconductor Corp.(a)	28,328	1,996,841
Oracle Corp.	104,597	17,555,560
Palantir Technologies, Inc. - Class A(a)	131,532	5,466,470
Palo Alto Networks, Inc.(a)	21,094	7,600,801

The accompanying notes are an integral part of these financial statements.

73

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
PTC, Inc.(a)	7,793	$1,444,277
Qorvo, Inc.(a)	6,456	460,055
QUALCOMM, Inc.	72,574	11,812,870
Roper Technologies, Inc.	7,057	3,794,761
salesforce.com, Inc.	63,409	18,475,480
Seagate Technology Holdings PLC	13,674	1,372,459
ServiceNow, Inc.(a)	13,415	12,516,061
Skyworks Solutions, Inc.	10,485	918,276
Super Micro Computer, Inc.(a)(b)	32,365	942,145
Synopsys, Inc.(a)	9,976	5,123,773
TE Connectivity PLC	19,790	2,917,442
Teledyne Technologies, Inc.(a)	3,126	1,423,330
Teradyne, Inc.	10,635	1,129,543
Texas Instruments, Inc.	59,479	12,083,754
Trimble, Inc.(a)	16,431	994,075
Tyler Technologies, Inc.(a)	2,779	1,682,935
VeriSign, Inc.(a)	5,477	968,553
Western Digital Corp.(a)	21,054	1,375,037
Zebra Technologies Corp. - Class A(a)	3,428	1,309,393
		998,779,769
Materials - 2.2%
Air Products & Chemicals, Inc.	14,614	4,538,085
Albemarle Corp.(b)	7,658	725,442
Amcor PLC	96,875	1,078,219
Avery Dennison Corp.	5,238	1,084,423
Ball Corp.	19,772	1,171,491
Celanese Corp.(b)	7,119	896,780
CF Industries Holdings, Inc.	11,762	967,189
Corteva, Inc.	45,099	2,747,431
Dow, Inc.	46,271	2,284,862
DuPont de Nemours, Inc.	27,192	2,256,664
Eastman Chemical Co.	7,766	816,129
Ecolab, Inc.	16,503	4,055,282
FMC Corp.	8,266	537,207
Freeport-McMoRan, Inc.	94,452	4,252,229
International Flavors & Fragrances, Inc.	16,833	1,673,705
International Paper Co.(b)	22,789	1,265,701
Linde PLC	31,373	14,310,794
LyondellBasell Industries NV - Class A	16,833	1,461,946
Martin Marietta Materials, Inc.	4,029	2,386,538
Mosaic Co.	21,879	585,482
Newmont Goldcorp Corp.	74,756	3,396,913
Nucor Corp.	15,677	2,223,626
Packaging Corp. of America	5,947	1,361,506
PPG Industries, Inc.	15,204	1,893,050
Sherwin-Williams Co.	15,085	5,412,046
Smurfit WestRock PLC	32,157	1,656,086
Steel Dynamics, Inc.	9,355	1,220,828
Vulcan Materials Co.	8,597	2,354,976
		68,614,630

	Shares	Value
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	19,620	$2,569,631
CoStar Group, Inc.(a)	26,910	1,958,779
		4,528,410
Utilities - 2.5%
AES Corp.	46,312	763,685
Alliant Energy Corp.	16,633	997,980
Ameren Corp.	17,234	1,501,254
American Electric Power Co., Inc.	34,677	3,424,354
American Water Works Co., Inc.(b)	12,831	1,772,089
Atmos Energy Corp.	10,106	1,402,511
CenterPoint Energy, Inc.	41,533	1,226,469
CMS Energy Corp.	19,252	1,340,132
Consolidated Edison, Inc.	22,689	2,307,018
Constellation Energy Corp.	20,375	5,357,810
Dominion Energy, Inc.	55,037	3,276,353
DTE Energy Co.	13,550	1,683,181
Duke Energy Corp.	50,301	5,798,196
Edison International	25,300	2,084,720
Entergy Corp.	14,004	2,167,539
Evergy, Inc.	15,221	919,957
Eversource Energy	22,981	1,513,299
Exelon Corp.	65,523	2,575,054
FirstEnergy Corp.	33,983	1,421,509
NextEra Energy, Inc.(b)	134,258	10,639,946
NiSource, Inc.(b)	29,218	1,027,305
NRG Energy, Inc.	13,569	1,226,638
PG&E Corp.	139,253	2,815,696
Pinnacle West Capital Corp.(b)	7,457	654,799
PPL Corp.	48,549	1,580,755
Public Service Enterprise Group, Inc.	32,849	2,937,029
Sempra	41,371	3,449,100
Southern Co.	71,771	6,533,314
Vistra Corp.	22,374	2,795,855
WEC Energy Group, Inc.	20,763	1,983,489
Xcel Energy, Inc.	36,286	2,424,268
		79,601,304
TOTAL COMMON STOCKS (Cost $2,330,311,333)		3,082,761,320
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Alexandria Real Estate Equities, Inc.(b)	10,230	1,141,157
American Tower Corp.	30,647	6,544,360
AvalonBay Communities, Inc.	9,376	2,077,815
BXP, Inc.	9,476	763,387
Camden Property Trust	7,057	817,130
Crown Castle, Inc.	28,626	3,077,009
Digital Realty Trust, Inc.	20,062	3,575,650
Equinix, Inc.	6,188	5,619,199
Equity Residential	22,221	1,563,692
Essex Property Trust, Inc.	4,138	1,174,613
Extra Space Storage, Inc.	13,821	2,256,969
Federal Realty Investment Trust	4,838	536,244

The accompanying notes are an integral part of these financial statements.

74

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Healthpeak Properties, Inc.	46,425	$1,042,241
Host Hotels & Resorts, Inc.	46,870	808,039
Invitation Homes, Inc.	37,804	1,187,424
Iron Mountain, Inc.	19,252	2,382,050
Kimco Realty Corp.	43,917	1,041,711
Mid-America Apartment Communities, Inc.	7,657	1,158,810
Prologis, Inc.	60,325	6,813,106
Public Storage	10,253	3,373,852
Realty Income Corp.(b)	56,892	3,377,678
Regency Centers Corp.	10,778	769,980
SBA Communications Corp.	7,007	1,607,896
Simon Property Group, Inc.	19,961	3,375,804
UDR, Inc.	20,059	846,289
Ventas, Inc.	26,509	1,736,074
VICI Properties, Inc.	68,218	2,166,604
Welltower, Inc.	37,700	5,084,976
Weyerhaeuser Co.	48,147	1,500,261
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,685,858)		67,420,020
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	32,168,328	32,168,328
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,168,328)		32,168,328
TOTAL INVESTMENTS - 100.9% (Cost $2,421,165,519)		$3,182,349,668
Liabilities in Excess of Other Assets - (0.9)%		(28,898,653)
TOTAL NET ASSETS - 100.0%		$3,153,451,015

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $31,390,048 which represented 1.0% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

75

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%
Communication Services - 1.4%
Frontier Communications Parent, Inc.(a)	32,371	$1,156,616
Iridium Communications, Inc.	17,312	507,761
New York Times Co. - Class A	23,920	1,335,693
Nexstar Media Group, Inc.	4,443	781,612
TKO Group Holdings, Inc.(a)	9,718	1,134,771
Warner Music Group Corp. - Class A(b)	20,726	662,403
ZoomInfo Technologies, Inc.(a)	42,224	466,575
		6,045,431
Consumer Discretionary - 13.3%
Aramark	38,548	1,458,271
Autoliv, Inc.	10,700	993,816
AutoNation, Inc.(a)	3,834	596,072
Boyd Gaming Corp.	10,073	697,958
Brunswick Corp./DE(b)	9,693	772,920
Burlington Stores, Inc.(a)	9,240	2,289,395
Capri Holdings Ltd.(a)	17,233	340,179
Carter’s, Inc.	5,286	289,144
Choice Hotels International, Inc.(b)	3,317	462,755
Churchill Downs, Inc.	10,745	1,505,374
Columbia Sportswear Co.(b)	4,767	383,600
Crocs, Inc.(a)	8,690	936,956
Dick’s Sporting Goods, Inc.(b)	8,476	1,659,177
Duolingo, Inc.(a)	5,475	1,604,011
Five Below, Inc.(a)	8,026	760,785
Floor & Decor Holdings, Inc.(a)	15,678	1,615,618
GameStop Corp.(a)(b)	56,754	1,258,804
Gap, Inc.	32,378	672,491
Gentex Corp.	33,689	1,021,114
Goodyear Tire & Rubber Co.(a)	41,812	334,914
Graham Holdings Co. - Class B(b)	504	425,023
Grand Canyon Education, Inc.(a)	4,248	582,443
H&R Block, Inc.	20,430	1,220,284
Harley-Davidson, Inc.	17,354	554,460
Hilton Grand Vacations, Inc.(a)	9,384	346,082
Hyatt Hotels Corp. - Class A(b)	6,553	953,134
KB Home	10,549	828,096
Lear Corp.	8,208	785,998
Light & Wonder, Inc.(a)	12,980	1,217,264
Lithia Motors, Inc.	3,910	1,299,567
Macy’s, Inc.	40,451	620,518
Marriott Vacations Worldwide Corp.	4,722	363,736
Mattel, Inc.(a)	49,739	1,013,681
Murphy USA, Inc.	2,731	1,333,957
Nordstrom, Inc.	14,176	320,519
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,957	822,521
Planet Fitness, Inc. - Class A(a)(b)	12,380	972,078
Polaris, Inc.	7,668	536,070
PVH Corp.	8,173	804,714
RH(a)	2,188	695,893
Service Corp. International/US(b)	21,304	1,739,472
Skechers USA, Inc. - Class A(a)	19,394	1,191,955

	Shares	Value
Taylor Morrison Home Corp.(a)	15,254	$1,044,899
Tempur Sealy International, Inc.	25,411	1,217,441
Texas Roadhouse, Inc.	9,758	1,864,949
Thor Industries, Inc.(b)	7,780	809,742
Toll Brothers, Inc.	15,018	2,199,236
TopBuild Corp.(a)	4,389	1,550,985
Travel + Leisure Co.	10,213	488,284
Under Armour, Inc. - Class A(a)	27,672	236,596
Under Armour, Inc. - Class C(a)	19,019	150,250
Vail Resorts, Inc.	5,495	910,467
Valvoline, Inc.(a)(b)	18,854	759,439
Visteon Corp.(a)	4,042	364,791
Wendy’s Co.	24,920	476,221
Whirlpool Corp.(b)	8,032	831,392
Williams-Sonoma, Inc.	18,824	2,524,863
Wingstop, Inc.	4,286	1,233,039
Wyndham Hotels & Resorts, Inc.	11,560	1,020,979
YETI Holdings, Inc.(a)	12,367	435,442
		56,399,834
Consumer Staples - 4.4%
BellRing Brands, Inc.(a)	18,904	1,244,450
BJ’s Wholesale Club Holdings, Inc.(a)	19,414	1,644,948
Boston Beer Co., Inc. - Class A(a)	1,292	376,062
Casey’s General Stores, Inc.	5,431	2,139,923
Celsius Holdings, Inc.(a)(b)	22,858	687,569
Coca-Cola Consolidated, Inc.	859	965,739
Coty, Inc. - Class A(a)(b)	53,426	397,489
Darling Ingredients, Inc.(a)	23,274	910,246
elf Beauty, Inc.(a)(b)	8,255	868,839
Flowers Foods, Inc.	28,658	637,067
Ingredion, Inc.	9,521	1,264,008
Lancaster Colony Corp.	2,816	488,858
Performance Food Group Co.(a)	22,802	1,852,663
Pilgrim’s Pride Corp.(a)	5,867	284,198
Post Holdings, Inc.(a)	6,892	752,675
Sprouts Farmers Market, Inc.(a)	14,655	1,882,142
US Foods Holding Corp.(a)	35,788	2,206,330
		18,603,206
Consumer, Cyclical - 0.3%
Abercrombie & Fitch Co. - Class A(a)	7,480	985,789
Penske Automotive Group, Inc.	2,733	411,508
		1,397,297
Consumer, Non-cyclical - 0.6%
Cytokinetics, Inc.(a)	17,228	878,628
Sarepta Therapeutics, Inc.(a)	13,956	1,758,456
		2,637,084
Energy - 5.2%
Antero Midstream Corp.	49,295	708,369
Antero Resources Corp.(a)	42,776	1,107,043
ChampionX Corp.	27,873	786,576
Chord Energy Corp.	9,059	1,133,281
Civitas Resources, Inc.(b)	13,239	645,931

The accompanying notes are an integral part of these financial statements.

76

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
CNX Resources Corp.(a)	22,127	$752,982
DT Midstream, Inc.(b)	14,209	1,280,941
Expand Energy Corp.(b)	30,211	2,559,476
HF Sinclair Corp.	23,741	916,640
Matador Resources Co.	16,981	884,880
Murphy Oil Corp.	20,755	653,367
NOV, Inc.	57,611	893,547
Ovintiv, Inc.	38,636	1,514,531
PBF Energy, Inc. - Class A	14,605	416,535
Permian Resources Corp.	92,867	1,265,777
Range Resources Corp.	35,456	1,064,744
Texas Pacific Land Corp.(b)	2,760	3,218,160
Valaris Ltd.(a)	9,753	493,502
Viper Energy, Inc.(b)	13,416	696,290
Weatherford International PLC	10,708	845,932
		21,838,504
Financials - 16.6%
Affiliated Managers Group, Inc.	4,358	845,016
Ally Financial, Inc.	40,124	1,406,346
American Financial Group, Inc./OH	10,559	1,361,372
Associated Banc-Corp.	21,732	515,918
Bank OZK(b)	15,445	675,719
Brighthouse Financial, Inc.(a)	8,902	421,065
Cadence Bank	26,700	892,581
Carlyle Group, Inc.	30,764	1,539,123
CNO Financial Group, Inc.	15,481	532,546
Columbia Banking System, Inc.	30,649	873,803
Commerce Bancshares, Inc./MO	17,165	1,072,812
Cullen Frost Bankers, Inc.(b)	9,373	1,193,652
East West Bancorp, Inc.	20,286	1,977,682
Equitable Holdings, Inc.	46,793	2,121,595
Essent Group Ltd.	15,550	933,155
Euronet Worldwide, Inc.(a)	6,188	609,332
Evercore, Inc.	5,209	1,376,061
Federated Hermes, Inc.	11,514	462,057
Fidelity National Financial, Inc.(b)	38,020	2,287,663
First American Financial Corp.	15,056	965,842
First Financial Bankshares, Inc.	18,819	680,119
First Horizon Corp.	78,419	1,359,001
FirstCash Holdings, Inc.	5,695	589,262
Flagstar Financial, Inc.(b)	43,711	442,355
FNB Corp./PA	52,705	764,222
Glacier Bancorp, Inc.	16,591	865,221
Hamilton Lane, Inc. - Class A	5,932	1,065,624
Hancock Whitney Corp.	12,632	657,875
Hanover Insurance Group, Inc.	5,266	781,106
Home BancShares, Inc./AR	27,179	741,715
Houlihan Lokey, Inc.	7,770	1,342,423
Interactive Brokers Group, Inc.	15,924	2,429,684
International Bancshares Corp.	7,828	479,543
Janus Henderson Group PLC	18,642	770,101
Jefferies Financial Group, Inc.	23,758	1,520,037

	Shares	Value
Kemper Corp.	8,833	$550,031
Kinsale Capital Group, Inc.	3,235	1,384,936
MGIC Investment Corp.	37,968	950,719
Morningstar, Inc.	3,948	1,295,141
Old National Bancorp/IN	46,678	899,018
Old Republic International Corp.	34,799	1,215,529
Pinnacle Financial Partners, Inc.	11,193	1,180,302
Primerica, Inc.(b)	4,951	1,370,486
Prosperity Bancshares, Inc.	13,935	1,020,042
Reinsurance Group of America, Inc.	9,632	2,033,123
RenaissanceRe Holdings Ltd.	7,629	2,001,850
RLI Corp.	6,088	949,545
Ryan Specialty Holdings, Inc.	14,970	986,074
SEI Investments Co.	14,429	1,078,712
Selective Insurance Group, Inc.	8,902	808,480
SLM Corp.	31,842	701,479
SouthState Corp.	11,152	1,087,655
Stifel Financial Corp.	14,997	1,553,989
Synovus Financial Corp.	21,071	1,050,811
Texas Capital Bancshares, Inc.(a)	6,762	520,336
UMB Financial Corp.(b)	6,478	710,831
United Bankshares, Inc./WV	19,761	744,594
Unum Group	25,007	1,604,949
Valley National Bancorp	62,595	592,775
Voya Financial, Inc.	14,387	1,155,276
Webster Financial Corp.	25,090	1,299,662
Western Alliance Bancorp	15,960	1,328,032
Western Union Co.	49,530	532,943
WEX, Inc.(a)	6,008	1,036,981
Wintrust Financial Corp.	9,732	1,127,841
Zions Bancorp	21,612	1,125,121
		70,448,891
GICS~Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.(a)	27,856	1,835,432
Roivant Sciences Ltd.(a)(b)	63,848	737,444
		2,572,876
Health Care - 8.5%
Acadia Healthcare Co., Inc.(a)	13,581	579,773
Amedisys, Inc.(a)	4,782	452,377
Arrowhead Pharmaceuticals, Inc.(a)(b)	18,237	350,698
Avantor, Inc.(a)	99,486	2,225,502
Azenta, Inc.(a)	7,132	293,054
Bio-Rad Laboratories, Inc. - Class A(a)	2,804	1,004,365
Bruker Corp.	16,177	915,780
Chemed Corp.	2,206	1,191,769
DENTSPLY SIRONA, Inc.(b)	29,668	687,408
Doximity, Inc. - Class A(a)(b)	18,313	764,385
Encompass Health Corp.	14,712	1,463,256
Enovis Corp.(a)	8,189	337,960
Ensign Group, Inc.	8,300	1,286,417
Envista Holdings Corp.(a)	25,197	528,381
Exelixis, Inc.(a)	41,746	1,385,967
Globus Medical, Inc. - Class A(a)(b)	16,518	1,214,734

The accompanying notes are an integral part of these financial statements.

77

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Haemonetics Corp.(a)	7,456	$530,569
Halozyme Therapeutics, Inc.(a)	18,539	937,517
HealthEquity, Inc.(a)	12,730	1,085,232
Illumina, Inc.(a)	23,306	3,359,327
Jazz Pharmaceuticals PLC(a)	9,013	991,700
Lantheus Holdings, Inc.(a)	10,155	1,115,425
LivaNova PLC(a)	7,930	409,347
Masimo Corp.(a)	6,460	930,305
Medpace Holdings, Inc.(a)	3,717	1,167,956
Neogen Corp.(a)(b)	28,893	412,592
Neurocrine Biosciences, Inc.(a)	14,772	1,776,628
Option Care Health, Inc.(a)	25,054	577,244
Penumbra, Inc.(a)	5,688	1,301,813
Perrigo Co. PLC(b)	19,996	512,497
R1 RCM, Inc.(a)	22,859	325,969
Repligen Corp.(a)(b)	7,625	1,023,809
Sotera Health Co.(a)	22,430	351,478
Tenet Healthcare Corp.(a)	14,025	2,174,155
United Therapeutics Corp.(a)	6,507	2,433,423
		36,098,812
Industrials - 23.1%
AAON, Inc.	9,838	1,123,696
Acuity Brands, Inc.	4,497	1,352,203
Advanced Drainage Systems, Inc.	10,324	1,547,361
AECOM	19,622	2,095,630
AGCO Corp.	9,069	905,449
American Airlines Group, Inc.(a)	96,098	1,287,713
Applied Industrial Technologies, Inc.	5,608	1,298,757
ASGN, Inc.(a)	6,556	603,808
Avis Budget Group, Inc.	2,520	209,160
Brink’s Co.	6,456	663,612
BWX Technologies, Inc.	13,379	1,628,893
CACI International, Inc. - Class A(a)	3,265	1,804,108
Carlisle Cos., Inc.	6,745	2,847,941
Chart Industries, Inc.(a)(b)	6,155	743,032
Clean Harbors, Inc.(a)	7,423	1,716,643
CNH Industrial NV(b)	128,430	1,442,269
Comfort Systems USA, Inc.	5,204	2,034,972
Concentrix Corp.(b)	6,884	292,639
Core & Main, Inc. - Class A(a)	28,226	1,249,847
Crane Co.	7,115	1,119,047
Curtiss-Wright Corp.	5,609	1,934,881
Donaldson Co., Inc.	17,621	1,289,152
EMCOR Group, Inc.	6,829	3,046,212
EnerSys	5,867	568,278
Esab Corp.	8,314	1,022,955
ExlService Holdings, Inc.(a)	23,622	984,329
Exponent, Inc.(b)	7,426	700,866
Fabrinet(a)	5,286	1,273,767
Flowserve Corp.	19,245	1,013,057
Fluor Corp.(a)	25,079	1,311,130

	Shares	Value
Fortune Brands Innovations, Inc.	18,157	$1,513,023
FTI Consulting, Inc.(a)	5,160	1,006,613
GATX Corp.	5,218	718,832
Genpact Ltd.	23,985	915,507
Graco, Inc.	24,723	2,013,688
GXO Logistics, Inc.(a)	17,486	1,045,838
Hexcel Corp.	11,963	702,108
Insperity, Inc.	5,206	410,077
ITT, Inc.	11,955	1,675,135
KBR, Inc.	19,471	1,304,752
Kirby Corp.(a)	8,468	971,788
Knight-Swift Transportation Holdings, Inc.	23,682	1,233,359
Landstar System, Inc.	5,185	911,367
Lennox International, Inc.	4,695	2,829,066
Lincoln Electric Holdings, Inc.	8,298	1,597,863
ManpowerGroup, Inc.	6,955	437,122
MasTec, Inc.(a)	9,005	1,106,624
Maximus, Inc.	8,801	760,758
Middleby Corp.(a)	7,861	1,019,572
MSA Safety, Inc.	5,750	954,213
MSC Industrial Direct Co., Inc. - Class A	6,565	519,095
NEXTracker, Inc. - Class A(a)	21,022	837,096
nVent Electric PLC	24,323	1,813,766
Oshkosh Corp.	9,493	970,564
Owens Corning	12,727	2,250,006
Parsons Corp.(a)	6,838	739,598
Paylocity Holding Corp.(a)	6,322	1,166,852
RB Global, Inc.	26,964	2,284,929
RBC Bearings, Inc.(a)	4,252	1,192,048
Regal Rexnord Corp.	9,740	1,622,100
Ryder System, Inc.	6,334	926,538
Saia, Inc.(a)(b)	3,886	1,898,738
Science Applications International Corp.	7,493	1,081,165
Sensata Technologies Holding PLC	22,113	759,360
Simpson Manufacturing Co., Inc.	6,170	1,109,304
Stericycle, Inc.(a)	13,589	835,316
Terex Corp.	9,786	506,034
Tetra Tech, Inc.	39,147	1,913,505
Timken Co.	9,310	772,730
Toro Co.	15,204	1,223,618
Trex Co., Inc.(a)	15,891	1,125,877
UFP Industries, Inc.	8,919	1,091,150
Valmont Industries, Inc.	2,954	920,703
Watsco, Inc.	5,093	2,409,040
Watts Water Technologies, Inc. - Class A	4,011	764,456
WESCO International, Inc.	6,543	1,256,060
Woodward, Inc.(b)	8,733	1,432,998
XPO Logistics, Inc.(a)	17,034	2,223,448
		97,884,806

The accompanying notes are an integral part of these financial statements.

78

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 9.0%
Allegro MicroSystems, Inc.(a)(b)	22,782	$474,777
Altair Engineering, Inc. - Class A(a)	8,702	904,921
Amkor Technology, Inc.	16,580	421,961
Appfolio, Inc. - Class A(a)	3,371	700,730
Arrow Electronics, Inc.(a)	7,728	917,082
Aspen Technology, Inc.(a)(b)	3,869	908,170
Avnet, Inc.	12,895	699,038
Belden, Inc.(b)	5,964	679,121
Blackbaud, Inc.(a)	5,841	441,054
Ciena Corp.(a)	21,042	1,336,377
Cirrus Logic, Inc.(a)	7,822	859,012
Cognex Corp.	25,094	1,009,532
Coherent Corp.(a)	22,433	2,073,706
CommVault Systems, Inc.(a)	6,393	998,523
Crane NXT Co.(b)	7,189	390,147
DocuSign, Inc.(a)	29,960	2,078,625
Dolby Laboratories, Inc. - Class A	8,735	636,781
Dropbox, Inc. - Class A(a)	34,756	898,443
Dynatrace, Inc.(a)	43,590	2,345,142
IPG Photonics Corp.(a)	4,008	324,488
Kyndryl Holdings, Inc.(a)	33,835	774,483
Lattice Semiconductor Corp.(a)	20,177	1,022,167
Littelfuse, Inc.	3,625	886,784
Lumentum Holdings, Inc.(a)(b)	9,938	634,740
MACOM Technology Solutions Holdings, Inc.(a)(b)	8,455	950,342
Manhattan Associates, Inc.(a)	8,964	2,360,759
MKS Instruments, Inc.(b)	9,847	978,102
Novanta, Inc.(a)	5,255	894,611
Onto Innovation, Inc.(a)	7,230	1,433,926
Power Integrations, Inc.	8,286	500,723
Pure Storage, Inc.(a)	45,217	2,263,111
Qualys, Inc.(a)	5,389	642,584
Rambus, Inc.(a)	15,769	754,074
Silicon Laboratories, Inc.(a)(b)	4,722	490,427
Synaptics, Inc.(a)	5,775	396,569
TD SYNNEX Corp.	11,134	1,284,307
Teradata Corp.(a)	14,064	453,283
Universal Display Corp.	6,454	1,163,785
Vishay Intertechnology, Inc.	16,667	282,672
Vontier Corp.	22,495	834,115
		38,099,194
Materials - 6.6%
Alcoa Corp.(b)	37,803	1,515,522
AptarGroup, Inc.	9,718	1,631,749
Arcadium Lithium PLC(a)(b)	157,366	848,203
Ashland, Inc.	7,148	604,506
Avient Corp.	13,362	622,803
Axalta Coating Systems Ltd.(a)	32,112	1,217,687
Berry Global Group, Inc.	16,768	1,181,306
Cabot Corp.(b)	8,018	864,581
Chemours Co.	21,876	397,268

	Shares	Value
Cleveland-Cliffs, Inc.(a)	68,489	$888,987
Commercial Metals Co.(b)	16,829	905,400
Crown Holdings, Inc.	17,444	1,631,886
Eagle Materials, Inc.	4,921	1,404,749
Graphic Packaging Holding Co.	43,914	1,241,010
Greif, Inc. - Class A	3,789	236,585
Knife River Corp.(a)	8,281	805,907
Louisiana-Pacific Corp.	9,154	905,331
NewMarket Corp.	1,125	590,591
Olin Corp.	17,189	705,265
Reliance, Inc.	8,046	2,303,892
Royal Gold, Inc.	9,622	1,405,389
RPM International, Inc.	18,843	2,395,134
Scotts Miracle-Gro Co.	6,236	542,407
Silgan Holdings, Inc.	11,859	613,585
Sonoco Products Co.	14,366	754,502
United States Steel Corp.	32,772	1,273,192
Westlake Chemical Corp.	4,894	645,714
		28,133,151
Real Estate - 0.4%
Jones Lang LaSalle, Inc.(a)	6,942	1,881,004
Utilities - 2.6%
ALLETE, Inc.	8,449	539,976
Black Hills Corp.	10,186	602,909
Essential Utilities, Inc.	36,848	1,422,333
IDACORP, Inc.(b)	7,790	806,109
National Fuel Gas Co.	13,372	809,407
New Jersey Resources Corp.	14,517	666,185
Northwestern Energy Group, Inc.	8,957	478,841
OGE Energy Corp.	29,416	1,176,346
ONE Gas, Inc.(b)	8,267	589,189
Ormat Technologies, Inc.	7,870	621,887
PNM Resources, Inc.	13,242	576,557
Portland General Electric Co.	15,080	714,792
Southwest Gas Holdings, Inc.	8,810	645,333
Spire, Inc.	8,451	539,681
UGI Corp.(b)	31,418	751,204
		10,940,749
TOTAL COMMON STOCKS (Cost $337,362,435)		392,980,839
REAL ESTATE INVESTMENT TRUSTS - 7.3%
Agree Realty Corp.(b)	14,688	1,090,584
American Homes 4 Rent - Class A - Class A	46,043	1,622,555
Annaly Capital Management, Inc.	73,312	1,393,661
Brixmor Property Group, Inc.	44,099	1,188,468
COPT Defense Properties	16,436	529,239
Cousins Properties, Inc.	22,278	682,375
CubeSmart	32,954	1,576,519
EastGroup Properties, Inc.	7,120	1,219,514
EPR Properties	11,103	503,743
Equity LifeStyle Properties, Inc.	27,291	1,913,645

The accompanying notes are an integral part of these financial statements.

79

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
First Industrial Realty Trust, Inc.	19,369	$1,016,679
Gaming and Leisure Properties, Inc.	40,151	2,015,179
Healthcare Realty Trust, Inc.	53,123	912,653
Independence Realty Trust, Inc.(b)	32,882	645,145
Kilroy Realty Corp.(b)	15,460	621,801
Kite Realty Group Trust	32,138	824,983
Lamar Advertising Co. - Class A	12,863	1,697,916
National Storage Affiliates Trust(b)	10,202	430,014
NNN REIT, Inc.(b)	26,889	1,168,058
Omega Healthcare Investors, Inc.(b)	37,731	1,602,436
Park Hotels & Resorts, Inc.	30,574	424,673
PotlatchDeltic Corp.	10,514	437,067
Rayonier, Inc.	19,636	613,232
Rexford Industrial Realty, Inc.	32,056	1,374,882
Sabra Health Care REIT, Inc.(b)	34,320	665,808
STAG Industrial, Inc.(b)	26,654	993,661
Starwood Property Trust, Inc.	46,457	917,061
Vornado Realty Trust(b)	24,254	1,004,358
WP Carey, Inc.	32,025	1,784,433
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,652,458)		30,870,342
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	50,916,252	50,916,252
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $50,916,252)		50,916,252
TOTAL INVESTMENTS - 111.9% (Cost $415,931,145)		$474,767,433
Liabilities in Excess of Other Assets - (11.9)%		(50,721,379)
TOTAL NET ASSETS - 100.0%		$424,046,054

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $49,084,772 which represented 11.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

80

Pacer US Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.4%
AT&T, Inc.	22,897,796	$516,116,322
Fox Corp. - Class A(a)	7,927,882	332,971,044
Lyft, Inc. - Class A(b)	7,132,266	92,505,490
Match Group, Inc.(b)	5,500,252	198,174,080
Playtika Holding Corp.	10,287,252	80,549,183
TripAdvisor, Inc.(b)	1,897,082	30,429,195
ZoomInfo Technologies, Inc.(a)(b)	9,217,375	101,851,994
		1,352,597,308
Consumer Discretionary - 19.7%
ADT, Inc.(a)	31,054,949	223,595,633
Airbnb, Inc. - Class A(b)	4,201,444	566,312,637
BorgWarner, Inc.	4,641,803	156,103,835
Carter’s, Inc.(a)	1,116,983	61,098,970
Columbia Sportswear Co.(a)	1,775,301	142,858,471
Crocs, Inc.(a)(b)	1,446,104	155,918,933
Dillard’s, Inc. - Class A(a)	327,978	121,850,387
Etsy, Inc.(a)(b)	2,778,714	142,937,048
Expedia Group, Inc.(b)	3,250,266	508,049,078
Gap, Inc.	12,626,976	262,262,292
H&R Block, Inc.	2,236,434	133,582,203
Harley-Davidson, Inc.	4,180,849	133,578,125
Kohl’s Corp.(a)	7,624,858	140,907,376
Lear Corp.	1,260,493	120,704,810
Leggett & Platt, Inc.	5,358,588	64,303,056
Lennar Corp. - Class A	2,676,308	455,775,252
Mattel, Inc.(b)	9,587,489	195,393,026
PVH Corp.	1,696,815	167,068,405
Ralph Lauren Corp.	1,136,839	225,014,543
Skechers USA, Inc. - Class A(b)	2,606,866	160,217,984
Tapestry, Inc.	6,083,597	288,666,678
Thor Industries, Inc.(a)	1,168,219	121,588,234
Under Armour, Inc. - Class A(a)(b)	9,606,410	82,134,805
Williams-Sonoma, Inc.(a)	2,088,297	280,103,277
		4,910,025,058
Consumer Staples - 8.7%
Altria Group, Inc.	8,921,780	485,880,139
Archer-Daniels-Midland Co.	8,075,101	445,826,326
Conagra Brands, Inc.	10,644,019	308,037,910
Ingredion, Inc.	1,610,322	213,786,349
Maplebear, Inc.(b)	3,909,719	172,418,608
Molson Coors Beverage Co. - Class B(a)	5,185,545	282,456,636
Pilgrim’s Pride Corp.(a)(b)	5,230,628	253,371,620
		2,161,777,588
Energy - 21.5%
Antero Midstream Corp.	9,863,705	141,741,441
Chevron Corp.	3,465,206	515,691,957
Chord Energy Corp.	1,232,968	154,244,297
ConocoPhillips	4,529,010	496,107,755
Devon Energy Corp.	11,616,049	449,308,775

	Shares	Value
Diamondback Energy, Inc.	2,671,710	$472,278,177
EOG Resources, Inc.	3,989,666	486,579,665
Halliburton Co.	16,794,633	465,883,120
HF Sinclair Corp.	8,418,808	325,050,177
Marathon Oil Corp.	14,647,960	405,748,492
Marathon Petroleum Corp.	2,892,672	420,796,996
Ovintiv, Inc.	6,491,892	254,482,166
TechnipFMC PLC	7,103,422	189,590,333
Valero Energy Corp.	3,578,264	464,315,537
Weatherford International PLC	1,421,953	112,334,287
		5,354,153,175
Health Care - 8.3%
Bristol-Myers Squibb Co.	9,858,941	549,833,139
Cardinal Health, Inc.	4,296,432	466,248,801
Cencora, Inc.	2,038,551	464,952,712
Envista Holdings Corp.(b)	3,517,571	73,763,464
Fortrea Holdings, Inc.(a)(b)	2,411,967	40,569,285
Jazz Pharmaceuticals PLC(b)	2,087,960	229,738,239
Premier, Inc.(a)	2,257,966	45,498,015
United Therapeutics Corp.(b)	545,549	204,018,959
		2,074,622,614
Industrials - 9.9%
Acuity Brands, Inc.	434,765	130,729,488
AGCO Corp.(a)	2,101,808	209,844,511
Allison Transmission Holdings, Inc.	1,688,878	180,473,503
Builders FirstSource, Inc.(b)	2,037,971	349,308,229
Core & Main, Inc. - Class A(a)(b)	4,237,511	187,636,987
ManpowerGroup, Inc.	893,139	56,133,786
MasTec, Inc.(b)	2,260,125	277,746,761
Middleby Corp.(b)	1,135,300	147,248,410
MSC Industrial Direct Co., Inc. - Class A(a)	915,026	72,351,106
Owens Corning	1,840,642	325,407,099
Snap-On, Inc.	902,021	297,784,193
WESCO International, Inc.	1,234,847	237,053,579
		2,471,717,652
Information Technology - 20.2%
Amdocs Ltd.	1,696,197	148,832,806
Amkor Technology, Inc.	3,784,881	96,325,221
Arrow Electronics, Inc.(b)	2,089,212	247,926,788
Cirrus Logic, Inc.(b)	829,207	91,063,513
DocuSign, Inc.(a)(b)	3,324,244	230,636,049
Dropbox, Inc. - Class A(b)	7,670,490	198,282,167
DXC Technology Co.(b)	11,847,740	235,296,116
Gen Digital, Inc.	17,596,402	512,231,262
Hewlett Packard Enterprise Co.	27,386,974	533,772,123
HP, Inc.	14,197,972	504,311,965
IPG Photonics Corp.(b)	669,466	54,199,967
Jabil, Inc.	2,197,492	270,489,290
Qorvo, Inc.(b)	1,525,278	108,691,310
QUALCOMM, Inc.	3,035,367	494,066,687
RingCentral, Inc. - Class A(b)	2,649,020	95,391,210

The accompanying notes are an integral part of these financial statements.

81

Pacer US Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Skyworks Solutions, Inc.	3,343,534	$292,826,708
TD SYNNEX Corp.	1,758,366	202,827,518
Teradata Corp.(b)	2,063,003	66,490,587
Twilio, Inc. - Class A(b)	2,878,115	232,119,975
Zoom Video Communications, Inc. - Class A(b)	5,484,174	409,887,165
		5,025,668,427
Materials - 6.1%
Ashland Global Holdings, Inc.	868,960	73,487,947
Cleveland-Cliffs, Inc.(a)(b)	25,920,266	336,445,053
Louisiana-Pacific Corp.	1,101,246	108,913,229
NewMarket Corp.	192,490	101,051,475
Nucor Corp.	3,459,482	490,692,927
Scotts Miracle-Gro Co.(a)	3,150,546	274,034,491
Sealed Air Corp.	3,865,364	139,848,870
		1,524,473,992
TOTAL COMMON STOCKS (Cost $23,769,457,935)		24,875,035,814
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	485,605,337	485,605,337
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $485,605,337)		485,605,337
TOTAL INVESTMENTS - 101.8% (Cost $24,255,063,272)		$25,360,641,151
Liabilities in Excess of Other Assets - (1.8)%		(479,415,075)
TOTAL NET ASSETS - 100.0%		$24,921,226,076

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $472,733,350 which represented 1.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

82

Pacer US Cash Cows Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 35.5%(a)
Abercrombie & Fitch Co.(b)(c)	4,340	$571,969
Booking Holdings, Inc.	790	3,694,237
Boyd Gaming Corp.	7,795	540,116
Crocs, Inc.(b)(c)	5,045	543,952
Deckers Outdoor Corp.(b)	12,952	2,083,847
Expedia Group, Inc.(b)	11,060	1,728,789
Grand Canyon Education, Inc.(b)	2,502	343,049
Lululemon Athletica, Inc.(b)	10,865	3,236,684
NVR, Inc.(b)(c)	261	2,388,883
PulteGroup, Inc.	17,630	2,283,614
Skechers USA, Inc. - Class A(b)	12,942	795,415
Toll Brothers, Inc.	8,578	1,256,162
TopBuild Corp.(b)	2,563	905,713
Williams-Sonoma, Inc.(c)	10,733	1,439,617
Wynn Resorts Ltd.	9,429	905,373
		22,717,420
Consumer Staples - 1.3%
Coca-Cola Consolidated, Inc.(c)	744	836,449
Energy - 8.1%
Chord Energy Corp.	5,257	657,651
Diamondback Energy, Inc.	18,020	3,185,395
Ovintiv, Inc.	22,394	877,845
Weatherford International PLC	6,216	491,064
		5,211,955
Health Care - 4.4%
Exelixis, Inc.(b)	24,233	804,536
Halozyme Therapeutics, Inc.(b)	10,762	544,234
Lantheus Holdings, Inc.(b)(c)	5,898	647,836
Medpace Holdings, Inc.(b)	2,634	827,656
		2,824,262
Industrials - 20.2%
Applied Industrial Technologies, Inc.	3,259	754,752
Brink’s Co.	3,750	385,463
Builders FirstSource, Inc.(b)	9,893	1,695,660
Comfort Systems USA, Inc.	3,031	1,185,242
EMCOR Group, Inc.	3,964	1,768,221
Esab Corp.	5,135	631,810
Fortive Corp.	29,762	2,125,900
Lincoln Electric Holdings, Inc.	4,816	927,369
NEXTracker, Inc. - Class A(b)(c)	12,348	491,697
nVent Electric PLC	14,120	1,052,928
Owens Corning	7,386	1,305,771
UFP Industries, Inc.	5,175	633,110
		12,957,923
Information Technology - 24.5%
Applied Materials, Inc.	16,485	2,993,346
Dropbox, Inc. - Class A(b)	27,645	714,623

	Shares	Value
Fabrinet(b)	3,071	$740,019
GoDaddy, Inc. - Class A(b)	11,976	1,997,597
Lam Research Corp.	40,370	3,001,510
Pure Storage, Inc.(b)	27,838	1,393,292
Qualys, Inc.(b)	3,127	372,863
Rambus, Inc.(b)	9,148	437,457
salesforce.com, Inc.	12,205	3,556,171
Vontier Corp.	13,057	484,154
		15,691,032
Materials - 5.9%
Celanese Corp.(c)	9,282	1,169,253
Eagle Materials, Inc.	2,856	815,274
NewMarket Corp.	815	427,851
Reliance, Inc.(c)	4,674	1,338,353
		3,750,731
TOTAL COMMON STOCKS (Cost $58,619,189)		63,989,772

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	3,730,702	3,730,702
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,730,702)		3,730,702
TOTAL INVESTMENTS - 105.7% (Cost $62,349,891)		$67,720,474
Liabilities in Excess of Other Assets - (5.7) %		(3,701,859)
TOTAL NET ASSETS - 100.0%		$64,018,615

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $3,638,770 which represented 5.7% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

83

Pacer US Export Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.4%
Alphabet, Inc. - Class A	4,004	$685,125
Meta Platforms, Inc. - Class A	1,202	682,231
Netflix, Inc.(a)	905	684,207
News Corp. - Class A	24,113	657,079
Warner Music Group Corp. - Class A(b)	21,866	698,837
		3,407,479
Consumer Discretionary - 10.1%
Airbnb, Inc. - Class A(a)	5,354	721,666
Aptiv PLC(a)	9,142	519,540
Autoliv, Inc.	6,600	613,008
Booking Holdings, Inc.	162	757,553
Crocs, Inc.(a)(b)	4,895	527,779
Garmin Ltd.(b)	3,651	724,176
PVH Corp.	6,655	655,251
Ralph Lauren Corp. - Class A	3,553	703,245
Skechers USA, Inc. - Class A(a)	9,366	575,634
Visteon Corp.(a)	6,964	628,501
		6,426,353
Consumer Staples - 4.5%
Archer-Daniels-Midland Co.	10,438	576,282
Bunge Global SA	6,474	543,945
Coty, Inc. - Class A(a)	69,486	516,976
Ingredion, Inc.	4,683	621,715
Kimberly-Clark Corp.	4,393	589,453
		2,848,371
Energy - 6.0%
APA Corp.(b)	26,330	621,388
Baker Hughes Co.	18,997	723,406
Exxon Mobil Corp.	5,671	662,259
Halliburton Co.	22,617	627,395
NOV, Inc.	39,913	619,051
Weatherford International PLC	6,887	544,073
		3,797,572
Health Care - 7.2%
Agilent Technologies, Inc.	4,591	598,253
BioMarin Pharmaceutical, Inc.(a)	7,425	489,233
Danaher Corp.	2,299	564,772
IQVIA Holdings, Inc.(a)	2,641	543,571
Merck & Co., Inc.	5,441	556,723
Mettler-Toledo International, Inc.(a)	459	592,913
Repligen Corp.(a)(b)	4,503	604,618
West Pharmaceutical Services, Inc.	2,103	647,577
		4,597,660
Industrials - 16.2%
AGCO Corp.(b)	6,980	696,883
Brink’s Co.	5,675	583,333
Caterpillar, Inc.	1,826	686,941
CNH Industrial NV(b)	61,153	686,748

	Shares	Value
Concentrix Corp.(b)	9,323	$396,321
Donaldson Co., Inc.	8,915	652,222
Fabrinet(a)	2,759	664,836
General Electric Co.(b)	3,536	607,414
Genpact Ltd.	16,043	612,361
GXO Logistics, Inc.(a)(b)	12,421	742,900
Howmet Aerospace, Inc.	6,616	659,748
Ingersoll Rand, Inc.	6,925	664,800
ITT, Inc.	4,657	652,539
Nordson Corp.	2,522	625,179
Uber Technologies, Inc.(a)	8,697	626,619
Westinghouse Air Brake Technologies Corp.	3,731	701,353
		10,260,197
Information Technology - 35.4%(c)
Advanced Micro Devices, Inc.(a)	4,139	596,306
Allegro MicroSystems, Inc.(a)(b)	28,089	585,375
Altair Engineering, Inc. - Class A(a)	7,210	749,768
Amphenol Corp.	9,914	664,436
Analog Devices, Inc.	2,808	626,493
ANSYS, Inc.(a)	1,979	634,091
Apple, Inc.	2,834	640,229
Applied Materials, Inc.	3,345	607,385
Arrow Electronics, Inc.(a)	5,070	601,657
Broadcom, Inc.	3,759	638,165
Cadence Design System, Inc.(a)	2,346	647,778
Cirrus Logic, Inc.(a)	4,733	519,778
Coherent Corp.(a)	8,135	751,999
Corning, Inc.	14,831	705,807
Fortinet, Inc.(a)	8,403	660,980
Hewlett Packard Enterprise Co.	36,985	720,838
Jabil, Inc.	5,991	737,432
KLA Corp.	839	558,967
Kyndryl Holdings, Inc.(a)	27,489	629,223
Lam Research Corp.	8,245	613,016
Lattice Semiconductor Corp.(a)	14,164	717,548
Littelfuse, Inc.	2,522	616,957
MACOM Technology Solutions Holdings, Inc.(a)(b)	6,214	698,454
Microsoft Corp.	1,464	594,896
Monolithic Power Systems, Inc.	690	523,917
Novanta, Inc.(a)	3,684	627,164
NVIDIA Corp.	5,293	702,699
ON Semiconductor Corp.(a)	8,789	619,537
Onto Innovation, Inc.(a)	3,187	632,078
PTC, Inc.(a)	3,686	683,126
QUALCOMM, Inc.	3,758	611,690
Rambus, Inc.(a)	15,423	737,528
Synopsys, Inc.(a)	1,287	661,016
TE Connectivity PLC	4,322	637,149
Universal Display Corp.	3,015	543,665
		22,497,147

The accompanying notes are an integral part of these financial statements.

84

Pacer US Export Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 15.1%
Amcor PLC	57,354	$638,350
AptarGroup, Inc.	4,139	694,979
Ashland, Inc.	7,271	614,908
Avery Dennison Corp.	2,873	594,797
Axalta Coating Systems Ltd.(a)	18,113	686,845
Cabot Corp.	6,018	648,921
Corteva, Inc.	11,130	678,040
Crown Holdings, Inc.	6,901	645,588
DuPont de Nemours, Inc.	7,742	642,509
FMC Corp.	9,925	645,026
Freeport-McMoRan, Inc.	14,835	667,872
International Flavors & Fragrances, Inc.	6,085	605,031
Linde PLC	1,345	613,522
Mosaic Co.	23,885	639,163
NewMarket Corp.	1,132	594,266
		9,609,817
TOTAL COMMON STOCKS (Cost $58,723,019)		63,444,596

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	6,478,252	6,478,252
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,478,252)		6,478,252
TOTAL INVESTMENTS - 110.1% (Cost $65,201,271)		$69,922,848
Liabilities in Excess of Other Assets - (10.1)%		(6,464,061)
TOTAL NET ASSETS - 100.0%		$63,458,787

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $6,194,435 which represented 9.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

85

Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 4.9%
Electronic Arts, Inc.	13,496	$2,035,872
Iridium Communications, Inc.	34,321	1,006,635
Match Group, Inc.(a)	42,008	1,513,548
Meta Platforms, Inc. - Class A	3,450	1,958,151
Pinterest, Inc. - Class A(a)	30,669	974,967
TKO Group Holdings, Inc.(a)	41,114	4,800,882
ZoomInfo Technologies, Inc.(a)	54,849	606,081
		12,896,136
Consumer Discretionary - 5.1%
Airbnb, Inc. - Class A(a)	5,985	806,718
Booking Holdings, Inc.	607	2,838,484
Duolingo, Inc.(a)	4,480	1,312,506
Etsy, Inc.(a)	13,297	683,998
Garmin Ltd.	22,629	4,488,462
Grand Canyon Education, Inc.(a)	13,386	1,835,354
McDonald’s Corp.	4,356	1,272,431
		13,237,953
Consumer Staples - 3.3%
Altria Group, Inc.	72,681	3,958,207
Philip Morris International, Inc.	34,887	4,629,505
		8,587,712
Energy - 13.2%
Antero Midstream Corp.	149,006	2,141,216
Diamondback Energy, Inc.	9,863	1,743,483
DT Midstream, Inc.	57,626	5,194,984
Kinder Morgan, Inc.	154,264	3,781,011
Marathon Oil Corp.	102,950	2,851,715
Texas Pacific Land Corp.	8,585	10,010,110
Viper Energy, Inc.	86,115	4,469,368
Williams Cos., Inc.	80,081	4,193,842
		34,385,729
Health Care - 13.9%
AbbVie, Inc.	11,266	2,296,799
Bristol-Myers Squibb Co.	25,601	1,427,768
Doximity, Inc. - Class A(a)	104,635	4,367,465
Gilead Sciences, Inc.	25,517	2,266,420
Hologic, Inc.(a)	25,132	2,032,425
IDEXX Laboratories, Inc.(a)	1,720	699,902
Jazz Pharmaceuticals PLC(a)	11,340	1,247,740
Johnson & Johnson	8,980	1,435,543
Medpace Holdings, Inc.(a)	2,830	889,243
Mettler-Toledo International, Inc.(a)	1,838	2,374,237
Neurocrine Biosciences, Inc.(a)	10,046	1,208,232
Regeneron Pharmaceuticals, Inc.(a)	2,775	2,326,005
ResMed, Inc.	19,371	4,696,886
United Therapeutics Corp.(a)	18,729	7,004,084
Veeva Systems, Inc. - Class A(a)	5,370	1,121,417
Zoetis, Inc.	5,470	977,927
		36,372,093

	Shares	Value
Industrials - 5.0%
AMETEK, Inc.	6,833	$1,252,762
Carlisle Cos., Inc.	7,477	3,157,014
Paychex, Inc.	13,785	1,920,664
Snap-On, Inc.	5,500	1,815,715
TransDigm Group, Inc.	2,020	2,630,646
Verisk Analytics, Inc.	8,451	2,321,659
		13,098,460
Information Technology - 50.2%(b)
Adobe, Inc.(a)	2,594	1,240,140
Analog Devices, Inc.	14,584	3,253,836
ANSYS, Inc.(a)	3,781	1,211,470
Apple, Inc.	15,789	3,566,893
Applied Materials, Inc.	7,010	1,272,876
AppLovin Corp. - Class A(a)	70,859	12,002,806
Arista Networks, Inc.(a)	11,292	4,363,681
Aspen Technology, Inc.(a)	13,210	3,100,783
Atlassian Corp. - Class A(a)	4,684	883,121
Bentley Systems, Inc. - Class B	27,522	1,328,212
Broadcom, Inc.	24,514	4,161,742
Cadence Design System, Inc.(a)	3,744	1,033,793
Cirrus Logic, Inc.(a)	47,314	5,196,023
Crowdstrike Holdings, Inc. - Class A(a)	3,493	1,036,967
Datadog, Inc. - Class A(a)	8,647	1,084,680
DocuSign, Inc.(a)	36,288	2,517,661
Dropbox, Inc. - Class A(a)	70,212	1,814,980
Dynatrace, Inc.(a)	28,652	1,541,478
F5, Inc.(a)	9,654	2,257,878
Fair Isaac Corp.(a)	2,498	4,978,789
Fortinet, Inc.(a)	28,312	2,227,022
Gen Digital, Inc.	125,336	3,648,531
GoDaddy, Inc. - Class A(a)	34,838	5,810,978
Intuit, Inc.	1,805	1,101,592
KLA Corp.	4,143	2,760,191
Lam Research Corp.	12,742	947,368
Lattice Semiconductor Corp.(a)	13,104	663,849
Manhattan Associates, Inc.(a)	6,283	1,654,691
Marvell Technology, Inc.	26,160	2,095,678
Microchip Technology, Inc.	16,393	1,202,754
Microsoft Corp.	3,406	1,384,028
Monolithic Power Systems, Inc.	4,680	3,553,524
NVIDIA Corp.	54,378	7,219,223
Okta, Inc.(a)	9,181	660,022
Oracle Corp.	24,536	4,118,122
Palantir Technologies, Inc. - Class A(a)	111,754	4,644,496
Palo Alto Networks, Inc.(a)	7,873	2,836,878
PTC, Inc.(a)	7,459	1,382,376
QUALCOMM, Inc.	13,507	2,198,534
Roper Technologies, Inc.	2,579	1,386,806
salesforce.com, Inc.	3,278	955,111
ServiceNow, Inc.(a)	2,568	2,395,918
Skyworks Solutions, Inc.	15,997	1,401,017
Snowflake, Inc. - Class A(a)	4,986	572,493

The accompanying notes are an integral part of these financial statements.

86

Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Ubiquiti, Inc.	36,017	$9,569,357
UiPath, Inc. - Class A(a)	40,908	505,623
Universal Display Corp.	11,620	2,095,318
VeriSign, Inc.(a)	6,024	1,065,284
Workday, Inc. - Class A(a)	3,726	871,325
Zoom Video Communications, Inc. - Class A(a)	18,071	1,350,627
Zscaler, Inc.(a)	5,137	928,718
		131,055,263
Materials - 2.7%
Royal Gold, Inc.	32,405	4,733,074
Scotts Miracle-Gro Co.	27,634	2,403,606
		7,136,680
Utilities - 1.6%
Clearway Energy, Inc. - Class C	146,348	4,153,356
TOTAL COMMON STOCKS (Cost $228,926,306)		260,923,382
TOTAL INVESTMENTS - 99.9% (Cost $228,926,306)		$260,923,382
Other Assets in Excess of Liabilities - 0.1%(d)		248,328
TOTAL NET ASSETS - 100.0%		$261,171,710

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

87

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.8%
AMC Networks, Inc. - Class A(a)(b)	10,125,232	$112,693,832
Scholastic Corp.	1,112,903	34,867,251
Thryv Holdings, Inc.(a)	1,569,525	30,574,347
YELP, Inc.(a)	2,676,064	97,489,012
		275,624,442
Consumer Discretionary - 28.1%(c)
Academy Sports & Outdoors, Inc.(b)	3,246,481	175,537,228
Adtalem Global Education, Inc.(a)	1,319,624	103,471,718
Buckle, Inc.(b)	2,084,467	90,028,130
Cavco Industries, Inc.(a)(b)	201,901	83,712,193
Ethan Allen Interiors, Inc.(b)	882,740	27,250,184
Fox Factory Holding Corp.(a)	1,573,608	84,014,931
G-III Apparel Group Ltd.(a)	5,228,389	144,146,685
Guess?, Inc.(b)	4,006,312	96,351,804
Hanesbrands, Inc.(a)(b)	35,095,605	208,467,894
Kontoor Brands, Inc.(b)	2,027,397	142,221,900
La-Z-Boy, Inc.(b)	1,385,241	61,144,538
LCI Industries(b)	1,353,404	157,928,713
M/I Homes, Inc.(a)	1,164,403	194,257,352
Movado Group, Inc.	1,007,213	26,086,817
Newell Brands, Inc.	25,703,543	220,793,434
Oxford Industries, Inc.(b)	544,300	57,331,119
Patrick Industries, Inc.(b)	1,314,808	168,374,312
Perdoceo Education Corp.	2,625,074	65,075,584
Signet Jewelers Ltd.(b)	2,055,071	172,893,123
Sonos, Inc.(a)	3,495,540	47,189,790
Standard Motor Products, Inc.	1,065,198	34,863,930
Vista Outdoor, Inc.(a)	3,585,245	145,668,504
Winnebago Industries, Inc.(b)	1,422,076	88,908,191
Wolverine World Wide, Inc.	4,723,332	70,235,947
Worthington Enterprises, Inc.(b)	2,615,517	130,540,453
		2,796,494,474
Consumer Staples - 6.1%
Andersons, Inc.	3,712,391	202,436,681
Cal-Maine Foods, Inc.(b)	1,487,047	106,427,954
Central Garden & Pet Co.(a)(b)	3,149,011	125,456,598
John B Sanfilippo & Son, Inc.	342,928	35,962,860
Nu Skin Enterprises, Inc. - Class A - Class A	2,377,556	26,676,178
USANA Health Sciences, Inc.(a)	464,188	20,702,785
Vector Group Ltd.	7,028,168	89,819,987
		607,483,043
Consumer, Cyclical - 1.2%
Leggett & Platt, Inc.(b)	9,203,056	121,204,247
Energy - 12.9%
Cactus, Inc. - Class A(b)	2,306,912	145,612,286
CONSOL Energy, Inc.(a)	1,824,048	182,058,231
CVR Energy, Inc.(b)	6,717,625	192,124,075

	Shares	Value
Dorian LPG Ltd.(b)	3,040,000	$124,214,400
Helix Energy Solutions Group, Inc.(a)	6,797,000	80,204,600
Helmerich & Payne, Inc.(b)	3,798,778	153,546,607
Liberty Energy, Inc.(b)	6,008,322	145,100,976
Patterson-UTI Energy, Inc.	14,597,801	160,429,833
ProPetro Holding Corp.(a)	3,636,156	34,870,736
RPC, Inc.(b)	8,599,843	64,240,827
		1,282,402,571
Health Care - 11.0%
Alkermes PLC(a)	5,598,477	152,950,392
AMN Healthcare Services, Inc.(a)(b)	1,926,136	130,245,316
Catalyst Pharmaceuticals, Inc.(a)	2,940,516	50,694,496
Collegium Pharmaceutical, Inc.(a)(b)	3,380,638	130,391,208
Cross Country Healthcare, Inc.(a)(b)	4,517,581	82,400,677
Harmony Biosciences Holdings, Inc.(a)(b)	2,490,459	84,326,942
Innoviva, Inc.(a)(b)	3,329,799	62,733,413
Ironwood Pharmaceuticals, Inc.(a)	8,839,722	60,375,301
Omnicell, Inc.(a)	2,054,344	60,007,388
Owens & Minor, Inc.(a)	6,739,787	110,667,303
Pacira BioSciences, Inc.(a)	2,145,091	44,296,129
Premier, Inc.(b)	4,018,046	84,298,605
Supernus Pharmaceuticals, Inc.(a)(b)	1,338,384	39,910,611
		1,093,297,781
Industrials - 20.9%
ABM Industries, Inc.	2,457,415	136,533,977
American Woodmark Corp.(a)	837,483	85,548,888
Apogee Enterprises, Inc.	907,582	62,296,429
Boise Cascade Co.	1,230,743	174,876,273
DNOW, Inc.(a)(b)	6,984,391	107,280,246
DXP Enterprises, Inc./TX(a)	710,612	38,913,113
Gibraltar Industries, Inc.(a)	1,075,549	79,881,024
GMS, Inc.(a)(b)	1,464,853	140,962,804
Heidrick & Struggles Internatio nal, Inc.	941,604	37,795,985
Herman Miller, Inc.	3,988,274	123,716,260
Hub Group, Inc. - Class A	2,340,604	109,470,049
Insteel Industries, Inc.	635,920	21,780,260
Interface, Inc.	2,396,849	41,417,551
Kelly Services, Inc. - Class A	826,128	19,438,792
Liquidity Services, Inc.(a)	795,616	17,877,492
Masterbrand, Inc.(a)	6,713,909	121,186,057
Mueller Industries, Inc.(b)	3,263,984	231,547,025
Powell Industries, Inc.(b)	465,480	85,476,092
Quanex Building Products Corp.(b)	1,286,361	42,964,457
Resideo Technologies, Inc.(a)	6,062,945	137,750,110
SkyWest, Inc.(a)	2,233,954	178,582,283

The accompanying notes are an integral part of these financial statements.

88

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Titan International, Inc.(a)	4,449,308	$37,908,104
Wabash National Corp.(b)	2,375,565	51,050,892
		2,084,254,163
Information Technology - 11.7%
A10 Networks, Inc.	1,707,764	22,354,631
Adeia, Inc.	4,503,667	52,918,087
Benchmark Electronics, Inc.	1,772,620	84,855,319
DXC Technology Co.(a)(b)	10,037,017	204,152,926
ePlus, Inc.(a)	1,150,222	105,728,406
Insight Enterprises, Inc.(a)(b)	909,040	204,079,480
InterDigital, Inc.(b)	737,104	90,486,887
PC Connection, Inc.	1,249,763	89,445,538
Photronics, Inc.(a)	2,460,015	62,508,981
ScanSource, Inc.(a)	2,303,761	119,910,760
Xerox Holdings Corp.(b)	12,490,117	134,456,110
		1,170,897,125
Materials - 5.2%
Alpha Metallurgical Resources, Inc.(b)	608,756	179,832,610
Arch Resources, Inc.(b)	993,868	145,651,355
Clearwater Paper Corp.(a)	1,291,180	71,621,755
Olympic Steel, Inc.(b)	749,023	37,960,486
SunCoke Energy, Inc.	4,676,380	54,713,646
TimkenSteel Corp.(a)(b)	1,517,339	34,018,740
		523,798,592
TOTAL COMMON STOCKS (Cost $9,098,059,229)		9,955,456,438
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	1,243,009,731	1,243,009,731
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,243,009,731)		1,243,009,731
TOTAL INVESTMENTS - 112.4% (Cost $10,341,068,960)		$11,198,466,169
Liabilities in Excess of Other Assets - (12.4)%		(1,236,162,191)
TOTAL NET ASSETS - 100.0%		$9,962,303,978

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $1,239,994,542 which represented 12.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
The accompanying notes are an integral part of these financial statements.

89

Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 4.5%
Cable One, Inc.	205	$70,020
Cars.com, Inc.(a)	5,855	93,622
ePlus, Inc.(a)	2,016	179,323
Gogo, Inc.(a)	14,417	94,431
J2 Global, Inc.(a)	1,254	58,023
TechTarget, Inc.(a)	3,123	90,395
TEGNA, Inc.	7,572	124,408
YELP, Inc.(a)	2,587	88,320
		798,542
Consumer Discretionary - 13.0%
Adtalem Global Education, Inc.(a)	5,076	410,750
Buckle, Inc.	2,690	114,486
Etsy, Inc.(a)	1,213	62,397
Fox Factory Holding Corp.(a)	1,833	65,970
Frontdoor, Inc.(a)	7,785	386,837
G-III Apparel Group Ltd.(a)	2,297	69,553
Kontoor Brands, Inc.	3,150	269,734
Monarch Casino & Resort, Inc.	1,868	146,657
Perdoceo Education Corp.	10,494	234,541
SkyWest, Inc.(a)	2,631	250,471
Vista Outdoor, Inc.(a)	6,134	269,712
		2,281,108
Consumer Staples - 3.2%
Cal-Maine Foods, Inc.	3,303	289,937
National Beverage Corp.	1,805	81,568
Simply Good Foods Co.(a)	2,510	84,487
WD-40 Co.	408	106,924
		562,916
Energy - 6.5%
Cactus, Inc. - Class A	4,459	264,374
CONSOL Energy, Inc.	2,053	227,719
Dorian LPG Ltd.	4,075	117,564
Peabody Energy Corp.	4,380	115,063
RPC, Inc.	14,193	80,616
SM Energy Co.	3,196	134,136
Tidewater, Inc.(a)	3,302	198,351
		1,137,823
Health Care - 29.7%(b)
ADMA Biologics, Inc.(a)	40,114	654,259
Alkermes PLC(a)	3,605	92,648
Amphastar Pharmaceuticals, Inc.(a)	2,635	133,147
ANI Pharmaceuticals, Inc.(a)	1,641	93,939
Catalyst Pharmaceuticals, Inc.(a)	11,589	252,640
Certara, Inc.(a)	5,758	58,732
Collegium Pharmaceutical, Inc.(a)	3,390	115,735
CONMED Corp.	1,189	81,137
Corcept Therapeutics, Inc.(a)	9,340	457,380
Dynavax Technologies Corp.(a)	7,597	90,024
Harmony Biosciences Holdings, Inc.(a)	4,160	133,661
HealthStream, Inc.	4,659	136,206

	Shares	Value
Innoviva, Inc.(a)	11,959	$233,918
Ironwood Pharmaceuticals, Inc.(a)	10,665	42,127
LeMaitre Vascular, Inc.	2,764	244,310
Merit Medical Systems, Inc.(a)	2,466	243,296
Mesa Laboratories, Inc.	1,707	194,666
Omnicell, Inc.(a)	10,523	511,839
Organon & Co.	11,957	224,552
Pacira BioSciences, Inc.(a)	3,666	60,856
Premier, Inc.	5,142	103,611
Prestige Brands Holdings, Inc.(a)	1,858	137,027
Progyny, Inc.(a)	2,312	34,796
Protagonist Therapeutics, Inc.(a)	6,592	302,177
Simulations Plus, Inc.	2,548	69,357
Supernus Pharmaceuticals, Inc.(a)	6,233	212,358
TG Therapeutics, Inc.(a)	12,038	301,672
		5,216,070
Industrials - 14.4%
Brady Corp. - Class A	3,190	226,937
CSW Industrials, Inc.	1,002	353,806
Enerpac Tool Group Corp.	5,194	229,159
EnPro Industries, Inc.	790	115,032
Franklin Electric Co., Inc.	1,138	108,918
Gibraltar Industries, Inc.(a)	1,272	85,847
Griffon Corp.	1,372	86,271
Hayward Holdings, Inc.(a)	8,253	134,194
Lindsay Corp.	1,031	123,411
Liquidity Services, Inc.(a)	9,354	201,859
Mueller Industries, Inc.	4,436	363,619
Powell Industries, Inc.	520	132,590
Verra Mobility Corp.(a)	8,890	230,873
Zurn Elkay Water Solutions Corp.	3,579	129,202
		2,521,718
Information Technology - 24.3%
A10 Networks, Inc.	9,019	132,128
ACI Worldwide, Inc.(a)	7,629	375,347
Adeia, Inc.	13,117	163,044
Agilysys, Inc.(a)	3,243	324,430
Alarm.com Holdings, Inc.(a)	1,258	67,089
Axcelis Technologies, Inc.(a)	995	84,883
Badger Meter, Inc.	1,220	244,061
BlackLine, Inc.(a)	1,637	90,641
Box, Inc. - Class A(a)	7,051	223,940
Clear Secure, Inc. - Class A	13,033	479,354
CTS Corp.	3,272	161,931
Digi International, Inc.(a)	4,131	119,675
DigitalOcean Holdings, Inc.(a)	2,658	105,204
DoubleVerify Holdings, Inc.(a)	3,183	54,270
Impinj, Inc.(a)	2,016	383,020
InterDigital, Inc.	1,841	276,960
Knowles Corp.(a)	9,593	166,151
N-able, Inc.(a)	7,905	96,678
NetScout Systems, Inc.(a)	5,552	116,758
Photronics, Inc.(a)	3,684	83,995

The accompanying notes are an integral part of these financial statements.

90

Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Progress Software Corp.	2,518	$161,379
Rogers Corp.(a)	943	94,564
SolarWinds Corp.	10,972	143,514
SPS Commerce, Inc.(a)	729	120,285
		4,269,301
Materials - 2.8%
Alpha Metallurgical Resources, Inc.	266	55,408
Balchem Corp.	958	160,302
Sylvamo Corp.	3,351	284,902
		500,612
Utilities - 1.5%
Clearway Energy, Inc. - Class C	9,174	260,358
TOTAL COMMON STOCKS (Cost $16,599,780)		17,548,448
TOTAL INVESTMENTS - 99.9% (Cost $16,599,780)		$17,548,448
Other Assets in Excess of Liabilities – 0.1%		10,879
TOTAL NET ASSETS - 100.0%		$17,559,327

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

91

Pacer WealthShield ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.5%
Consumer Discretionary - 19.8%
Airbnb, Inc. - Class A(a)	350	$47,176
Amazon.com, Inc.(a)	7,420	1,383,088
Aptiv PLC(a)	211	11,991
AutoZone, Inc.(a)	14	42,126
Best Buy Co., Inc.	156	14,107
Booking Holdings, Inc.	27	126,259
BorgWarner, Inc.	181	6,087
Caesars Entertainment, Inc.(a)	172	6,888
CarMax, Inc.(a)	124	8,975
Carnival Corp.(a)	802	17,644
Chipotle Mexican Grill, Inc.(a)	1,088	60,678
Darden Restaurants, Inc.	94	15,042
Deckers Outdoor Corp.(a)	121	19,468
Domino’s Pizza, Inc.	28	11,584
DR Horton, Inc.	233	39,377
eBay, Inc.	388	22,314
Expedia Group, Inc.(a)	99	15,475
Ford Motor Co.	3,102	31,919
Garmin Ltd.	122	24,199
General Motors Co.	893	45,329
Genuine Parts Co.	111	12,732
Hasbro, Inc.	104	6,825
Hilton Worldwide Holdings, Inc.	196	46,031
Home Depot, Inc.	788	310,275
Las Vegas Sands Corp.	281	14,570
Lennar Corp. - Class A	192	32,698
LKQ Corp.	209	7,689
Lowe’s Cos., Inc.	453	118,609
Lululemon Athletica, Inc.(a)	91	27,109
Marriott International, Inc.	186	48,364
McDonald’s Corp.	570	166,503
MGM Resorts International(a)	183	6,747
Mohawk Industries, Inc.(a)	42	5,639
NIKE, Inc. - Class B	954	73,582
Norwegian Cruise Line Holdings Ltd.(a)	349	8,844
NVR, Inc.(a)	2	18,306
O’Reilly Automotive, Inc.(a)	46	53,044
Pool Corp.	30	10,849
PulteGroup, Inc.	165	21,372
Ralph Lauren Corp.	32	6,334
Ross Stores, Inc.	265	37,026
Royal Caribbean Cruises Ltd.	188	38,794
Starbucks Corp.	900	87,930
Tapestry, Inc.	183	8,683
Tesla Motors, Inc.(a)	2,204	550,669
TJX Cos., Inc.	898	101,501
Tractor Supply Co.	86	22,834
Ulta Beauty, Inc.(a)	38	14,021
Wynn Resorts Ltd.	74	7,105
Yum! Brands, Inc.	223	29,249
		3,843,660

	Shares	Value
Consumer Staples - 20.0%
Altria Group, Inc.	2,391	$130,214
Archer-Daniels-Midland Co.	670	36,991
Brown-Forman Corp. - Class B	257	11,316
Bunge Global SA	199	16,720
Campbell Soup Co.	276	12,875
Church & Dwight Co., Inc.	343	34,269
Clorox Co.	174	27,588
Coca-Cola Co.	5,436	355,025
Colgate-Palmolive Co.	1,145	107,298
Conagra Brands, Inc.	671	19,419
Constellation Brands, Inc. - Class A	220	51,115
Costco Wholesale Corp.	621	542,866
Dollar General Corp.	308	24,652
Dollar Tree, Inc.(a)	283	18,293
Estee Lauder Cos., Inc. - Class A	327	22,543
General Mills, Inc.	780	53,056
Hershey Co.	207	36,759
Hormel Foods Corp.	407	12,434
J M Smucker Co.	149	16,913
Kellanova	376	30,324
Kenvue, Inc.	2,684	61,544
Keurig Dr Pepper, Inc.	1,482	48,832
Kimberly-Clark Corp.	472	63,333
Kroger Co.	931	51,922
Lamb Weston Holdings, Inc.	201	15,616
McCormick & Co., Inc.	353	27,619
Molson Coors Beverage Co. - Class B	246	13,400
Mondelez International, Inc. - Class A	1,872	128,194
Monster Beverage Corp.(a)	988	52,048
PepsiCo, Inc.	1,925	319,704
Philip Morris International, Inc.	2,179	289,153
Procter & Gamble Co.	3,299	544,929
Sysco Corp.	689	51,640
Target Corp.	648	97,226
The Kraft Heinz Co.	1,237	41,390
Tyson Foods, Inc. - Class A	401	23,494
Walgreens Boots Alliance, Inc.	1,004	9,498
Walmart, Inc.	6,087	498,830
		3,899,042
Information Technology - 19.2%
Accenture PLC - Class A	153	52,757
Adobe, Inc.(a)	108	51,633
Advanced Micro Devices, Inc.(a)	394	56,764
Akamai Technologies, Inc.(a)	37	3,740
Amphenol Corp.	294	19,704
Analog Devices, Inc.	121	26,996
ANSYS, Inc.(a)	21	6,729
Apple, Inc.	3,706	837,222
Applied Materials, Inc.	202	36,679
Arista Networks, Inc.(a)	63	24,346
Autodesk, Inc.(a)	53	15,041
Broadcom, Inc.	1,134	192,519

The accompanying notes are an integral part of these financial statements.

92

Pacer WealthShield ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Cadence Design System, Inc.(a)	67	$18,500
CDW Corp./DE	33	6,212
Cisco Systems, Inc.	982	53,784
Cognizant Technology Solutions Corp.	121	9,025
Corning, Inc.	188	8,947
Crowdstrike Holdings, Inc. - Class A(a)	56	16,625
Dell Technologies, Inc. - Class C	70	8,654
Enphase Energy, Inc.(a)	33	2,740
EPAM Systems, Inc.(a)	14	2,641
F5, Inc.(a)	14	3,274
Fair Isaac Corp.(a)	6	11,959
First Solar, Inc.(a)	26	5,056
Fortinet, Inc.(a)	155	12,192
Gartner, Inc.(a)	19	9,547
Gen Digital, Inc.	132	3,843
GoDaddy, Inc. - Class A(a)	34	5,671
Hewlett Packard Enterprise Co.	317	6,178
HP, Inc.	238	8,454
Intel Corp.	1,040	22,381
International Business Machines Corp.	225	46,512
Intuit, Inc.	68	41,500
Jabil, Inc.	28	3,447
Juniper Networks, Inc.	80	3,112
Keysight Technologies, Inc.(a)	43	6,407
KLA Corp.	33	21,986
Lam Research Corp.	318	23,643
Microchip Technology, Inc.	131	9,611
Micron Technology, Inc.	270	26,905
Microsoft Corp.	1,812	736,306
Monolithic Power Systems, Inc.	12	9,112
Motorola Solutions, Inc.	41	18,423
NetApp, Inc.	50	5,765
Nvidia Corp.	5,995	795,896
NXP Semiconductors NV	62	14,539
ON Semiconductor Corp.(a)	104	7,331
Oracle Corp.	390	65,458
Palantir Technologies, Inc. - Class A(a)	491	20,406
Palo Alto Networks, Inc.(a)	79	28,466
PTC, Inc.(a)	29	5,375
Qorvo, Inc.(a)	23	1,639
Qualcomm, Inc.	272	44,273
Roper Technologies, Inc.	26	13,981
salesforce.com, Inc.	236	68,763
Seagate Technology Holdings PLC	51	5,119
ServiceNow, Inc.(a)	50	46,650
Skyworks Solutions, Inc.	39	3,416
Super Micro Computer, Inc.(a)	123	3,581
Synopsys, Inc.(a)	37	19,004
TE Connectivity PLC	74	10,909
Teledyne Technologies, Inc.(a)	11	5,009
Teradyne, Inc.	40	4,248
Texas Instruments, Inc.	223	45,305

	Shares	Value
Trimble, Inc.(a)	60	$3,630
Tyler Technologies, Inc.(a)	10	6,056
VeriSign, Inc.(a)	20	3,537
Western Digital Corp.(a)	80	5,225
Zebra Technologies Corp.(a)	13	4,966
		3,725,324
Real Estate - 1.2%
CBRE Group, Inc. - Class A(a)	1,057	138,435
CoStar Group, Inc.(a)	1,438	104,672
		243,107
Utilities - 20.3%
AES Corp.	2,303	37,976
Alliant Energy Corp.	831	49,860
Ameren Corp.	864	75,263
American Electric Power Co., Inc.	1,724	170,245
American Water Works Co., Inc.	631	87,147
Atmos Energy Corp.	503	69,806
CenterPoint Energy, Inc.	2,111	62,338
CMS Energy Corp.	968	67,383
Consolidated Edison, Inc.	1,120	113,882
Constellation Energy Corp.	1,013	266,378
Dominion Energy, Inc.	2,718	161,803
DTE Energy Co.	671	83,352
Duke Energy Corp.	2,501	288,290
Edison International	1,251	103,082
Entergy Corp.	693	107,263
Evergy, Inc.	745	45,028
Eversource Energy	1,158	76,254
Exelon Corp.	3,240	127,332
FirstEnergy Corp.	1,661	69,480
NextEra Energy, Inc.	6,656	527,488
NiSource, Inc.	1,453	51,087
NRG Energy, Inc.	669	60,478
PG&E Corp.	6,925	140,024
Pinnacle West Capital Corp.	368	32,314
PPL Corp.	2,390	77,818
Public Service Enterprise Group, Inc.	1,614	144,308
Sempra	2,051	170,992
Southern Co.	3,542	322,428
Vistra Corp.	1,113	139,080
WEC Energy Group, Inc.	1,024	97,823
Xcel Energy, Inc.	1,806	120,659
		3,946,661
TOTAL COMMON STOCKS (Cost $15,658,904)		15,657,794
REAL ESTATE INVESTMENT TRUSTS - 18.6%
Alexandria Real Estate Equities, Inc.	546	60,906
American Tower Corp.	1,639	349,992
AvalonBay Communities, Inc.	498	110,362
Boston Properties, Inc.	510	41,086
Camden Property Trust	374	43,305
Crown Castle, Inc.	1,525	163,922

The accompanying notes are an integral part of these financial statements.

93

Pacer WealthShield ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Digital Realty Trust, Inc.	1,080	$192,488
Equinix, Inc.	333	302,391
Equity Residential	1,197	84,233
Essex Property Trust, Inc.	225	63,868
Extra Space Storage, Inc.	744	121,495
Federal Realty Investment Trust	264	29,262
Healthpeak Properties, Inc.	2,470	55,452
Host Hotels & Resorts, Inc.	2,465	42,497
Invitation Homes, Inc.	1,999	62,789
Iron Mountain, Inc.	1,029	127,318
Kimco Realty Corp.	2,366	56,122
Mid-America Apartment Communities, Inc.	410	62,049
Prologis, Inc.	3,249	366,942
Public Storage	553	181,970
Realty Income Corp.	3,056	181,435
Regency Centers Corp.	573	40,935
SBA Communications Corp.	377	86,510
Simon Property Group, Inc.	1,076	181,973
UDR, Inc.	1,053	44,426
Ventas, Inc.	1,450	94,961
VICI Properties, Inc.	3,675	116,718
Welltower, Inc.	2,031	273,941
Weyerhaeuser Co.	2,552	79,521
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,619,163)		3,618,869
	Contracts
RIGHTS - 0.0%(a)(b)(c)
Health Care - 0.0%
Abiomed, Inc.	64	0
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00	868	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 99.1% (Cost $19,278,067)		$19,276,663
Other Assets in Excess of Liabilities - 0.9%		168,676
TOTAL NET ASSETS - 100.0%		$19,445,339

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (”MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

94

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)

	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF
ASSETS:
Investments in unaffiliates, at value	$—	$37,472,227	$495,861,759
Investments in affiliates, at fair value	90,515,143	—	—
Cash - interest bearing deposit account	107,758	42,554	333,800
Receivable for investments sold	—	33,352,276	—
Receivable for fund shares sold	1,927,955	—	—
Dividends receivable	—	32,012	186,714
Interest receivable	386	105	2,162
Security lending income receivable	—	556	32,390
Prepaid expenses and other assets	7	2	36
Total assets	92,551,249	70,899,732	496,416,861
LIABILITIES:
Payable for investments purchased	1,925,718	33,292,529	—
Payable to adviser	11,668	17,507	216,743
Payable upon return of securities loaned	—	4,182,473	34,949,187
Total liabilities	1,937,386	37,492,509	35,165,930
NET ASSETS	$90,613,863	$33,407,223	$461,250,931
NET ASSETS CONSISTS OF:
Paid-in capital	$81,113,929	$60,846,402	$739,188,526
Total distributable earnings/(accumulated losses)	9,499,934	(27,439,179)	(277,937,595)
Total net assets	$90,613,863	$33,407,223	$461,250,931
Net assets	$90,613,863	$33,407,223	$461,250,931
Shares issued and outstanding	2,350,000	900,000	14,500,000
Net asset value per share	$38.56	$37.12	$31.81
COST:
Investments in unaffiliates, at cost	$—	$37,475,002	$479,915,856
Investments in affiliates, at cost	$82,903,082	$—	$—
Foreign currency, at cost	$—	$—	$0
LOANED SECURITIES:
at value (included in investments)	$—	$—	$33,256,333

The accompanying notes are an integral part of these financial statements.

95

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer Data and Digital Revolution ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF
ASSETS:
Investments, at value	$43,086,699	$1,369,866,395	$113,959,259	$2,194,630,962	$193,872,267
Cash - interest bearing deposit account	63,327	1,950,583	161,833	3,284,445	161,907
Dividends receivable	4,205	4,589,058	351,768	5,887,528	234,024
Dividend tax reclaims receivable	2,528	2,005,442	93	4,046,089	195,860
Receivable for investments sold	2,213	6,127,499	—	—	—
Interest receivable	114	8,032	667	12,861	838
Security lending income receivable	—	8,105	849	25,290	1,585
Foreign currency, at value	—	—	—	—	2,134
Receivable for transaction fee	—	3,418	—	—	—
Prepaid expenses and other assets	2	132	11	211	14
Total assets	43,159,088	1,384,558,664	114,474,480	2,207,887,386	194,468,629
LIABILITIES:
Payable to adviser	22,012	761,142	66,294	1,057,484	95,730
Payable to custodian foreign currency, at value	1	444,103	8	1,036	—
Payable for investments purchased	—	525	—	1,815,902	—
Payable for capital shares redeemed	—	6,083,740	—	—	—
Payable upon return of securities loaned	—	46,961,686	5,872,998	153,159,631	12,785,723
Payable to custodian	—	2,705	—	—	—
Total liabilities	22,013	54,253,901	5,939,300	156,034,053	12,881,453
NET ASSETS	$43,137,075	$1,330,304,763	$108,535,180	$2,051,853,333	$181,587,176
NET ASSETS CONSISTS OF:
Paid-in capital	$36,241,210	$1,329,245,884	$102,941,506	$1,961,988,009	$242,035,614
Total distributable earnings/ (accumulated losses)	6,895,865	1,058,879	5,593,674	89,865,324	(60,448,438)
Total net assets	$43,137,075	$1,330,304,763	$108,535,180	$2,051,853,333	$181,587,176
Net assets	$43,137,075	$1,330,304,763	$108,535,180	$2,051,853,333	$181,587,176
Shares issued and outstanding	920,000	43,850,000	5,150,000	58,100,000	4,650,000
Net asset value per share	$46.89	$30.34	$21.07	$35.32	$39.05
COST:
Investments, at cost	$35,757,369	$1,340,543,741	$106,803,182	$2,073,761,696	$196,458,156
Foreign currency, at cost	$—	$—	$—	$—	$2,151
PROCEEDS:
Foreign currency proceeds	$—	$449,270	$0	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$45,593,449	$5,301,436	$148,188,310	$12,337,992

The accompanying notes are an integral part of these financial statements.

96

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer Industrials and Logistics ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF
ASSETS:
Investments, at value	$1,093,361	$212,145,220	$348,220,210	$73,742,800	$812,404
Dividends receivable	1,829	169,497	134,733	31,138	627
Dividend tax reclaims receivable	1,308	—	—	—	38
Cash - interest bearing deposit account	667	235,163	388,131	93,160	575
Foreign currency, at value	25	—	—	—	—
Interest receivable	4	693	1,049	198	3
Receivable for investments sold	—	5,638,158	—	—	—
Security lending income receivable	—	764	838	1,020	—
Prepaid expenses and other assets	—	11	17	3	—
Total assets	1,097,194	218,189,506	348,744,978	73,868,319	813,647
LIABILITIES:
Payable to adviser	563	112,123	178,719	31,889	455
Payable for capital shares redeemed	—	5,671,365	—	—	—
Payable upon return of securities loaned	—	6,346,271	4,834,392	11,855,806	—
Total liabilities	563	12,129,759	5,013,111	11,887,695	455
NET ASSETS	$1,096,631	$206,059,747	$343,731,867	$61,980,624	$813,192
NET ASSETS CONSISTS OF:
Paid-in capital	$994,800	$445,449,282	$346,838,075	$63,791,966	$803,706
Total distributable earnings/ (accumulated losses)	101,831	(239,389,535)	(3,106,208)	(1,811,342)	9,486
Total net assets	$1,096,631	$206,059,747	$343,731,867	$61,980,624	$813,192
Net assets	$1,096,631	$206,059,747	$343,731,867	$61,980,624	$813,192
Shares issued and outstanding	40,000	5,450,000	7,000,000	1,350,000	40,000
Net asset value per share	$27.42	$37.81	$49.10	$45.91	$20.33
COST:
Investments, at cost	$978,207	$193,342,617	$330,889,972	$72,136,823	$803,425
Foreign currency, at cost	$26	$—	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$6,140,458	$4,702,649	$11,454,140	$—

The accompanying notes are an integral part of these financial statements.

97

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	Pacer Nasdaq International Patent Leaders ETF	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Trendpilot 100 ETF	Pacer Trendpilot European Index ETF
ASSETS:
Investments, at value	$2,074,159	$804,421	$379,396,831	$1,326,883,568	$32,949,366
Cash - interest bearing deposit account	1,308	691	26,390,302	12,301,950	35,627
Interest receivable	5	4	2,320,911	34,544	101
Receivable for investments sold	—	—	4,655,031	—	—
Dividends receivable	—	2,164	—	79,206	28,685
Dividend tax reclaims receivable	—	130	—	—	340,059
Security lending income receivable	—	—	—	1,702	7,041
Cash	—	—	(1)	—	—
Foreign currency, at value	—	—	—	—	242
Prepaid expenses and other assets	—	—	1,556	566	2
Total assets	2,075,472	807,410	412,764,630	1,339,301,536	33,361,123
LIABILITIES:
Payable to adviser	734	458	195,598	729,338	17,213
Payable for investments purchased	—	—	26,230,582	—	—
Payable upon return of securities loaned	—	—	—	20,918,650	2,998,249
Payable for expense and other liabilities	—	—	58	—	—
Total liabilities	734	458	26,426,238	21,647,988	3,015,462
NET ASSETS	$2,074,738	$806,952	$386,338,392	$1,317,653,548	$30,345,661
NET ASSETS CONSISTS OF:
Paid-in capital	$2,064,258	$804,000	$387,148,992	$1,088,351,361	$75,638,542
Total distributable earnings/ (accumulated losses)	10,480	2,952	(810,600)	229,302,187	(45,292,881)
Total net assets	$2,074,738	$806,952	$386,338,392	$1,317,653,548	$30,345,661
Net assets	$2,074,738	$806,952	$386,338,392	$1,317,653,548	$30,345,661
Shares issued and outstanding	100,000	40,000	8,130,000	18,050,000	1,150,000
Net asset value per share	$20.75	$20.17	$47.52	$73.00	$26.39
COST:
Investments, at cost	$2,063,058	$802,960	$377,075,738	$1,087,562,278	$30,677,126
Foreign currency, at cost	$—	$—	$—	$—	$243
LOANED SECURITIES:
at value (included in investments)	$—	$—	$—	$19,840,393	$2,878,833

The accompanying notes are an integral part of these financial statements.

98

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer Trendpilot Fund of Funds ETF	Pacer Trendpilot International ETF	Pacer Trendpilot US Bond ETF	Pacer Trendpilot US Large Cap ETF	Pacer Trendpilot US Mid Cap ETF
ASSETS:
Investments in unaffiliates, at value	$—	$173,215,129	$190,358,055	$3,182,349,668	$474,767,434
Investments in affiliates, at fair value	52,592,274	—	—	—	—
Receivable for investments sold	89,588	—	2,222,031	—	—
Cash - interest bearing deposit account	86,819	232,920	1,189,514	3,209,276	306,892
Interest receivable	165	567	2,890,161	9,795	788
Receivable for fund shares sold	—	—	—	2,604,005	—
Dividends receivable	—	257,919	—	1,640,934	99,024
Dividend tax reclaims receivable	—	231,162	—	14,938	—
Security lending income receivable	—	16,138	9,597	5,612	6,638
Foreign currency, at value	—	94,601	—	—	—
Prepaid expenses and other assets	3	4	—	160	13
Total assets	52,768,849	174,048,440	196,669,358	3,189,834,388	475,180,789
LIABILITIES:
Payable for investments purchased	143,496	—	2,984,430	2,595,507	—
Payable to adviser	6,693	81,477	88,509	1,619,538	218,483
Payable upon return of securities loaned	—	27,401,493	16,376,878	32,168,328	50,916,252
Total liabilities	150,189	27,482,970	19,449,817	36,383,373	51,134,735
NET ASSETS	$52,618,660	$146,565,470	$177,219,541	$3,153,451,015	$424,046,054
NET ASSETS CONSISTS OF:
Paid-in capital	$47,881,156	$148,406,614	$436,351,339	$2,687,888,281	$488,946,527
Total distributable earnings/ (accumulated losses)	4,737,504	(1,841,144)	(259,131,798)	465,562,734	(64,900,473)
Total net assets	$52,618,660	$146,565,470	$177,219,541	$3,153,451,015	$424,046,054
Net assets	$52,618,660	$146,565,470	$177,219,541	$3,153,451,015	$424,046,054
Shares issued and outstanding	1,600,000	5,000,000	8,800,000	60,550,000	11,500,000
Net asset value per share	$32.89	$29.31	$20.14	$52.08	$36.87
COST:
Investments in unaffiliates, at cost	$—	$155,505,253	$191,741,049	$2,421,085,339	$415,879,210
Investments in affiliates, at cost	$48,126,512	$—	$—	$—	$—
Foreign currency, at cost	$—	$94,211	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$26,469,816	$15,898,910	$31,390,048	$49,084,772

The accompanying notes are an integral part of these financial statements.

99

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows 100 ETF
ASSETS:
Investments, at value	$25,360,641,151	$67,720,474	$69,922,848	$260,923,382	$9,051,478,390
Cash - interest bearing deposit account	34,121,677	39,371	30,494	238,812	16,512,623
Dividends receivable	22,516,952	21,590	16,347	108,550	3,369,601
Cash	14,189,749	—	—	—	—
Receivable for investments sold	8,504,446	—	—	—	26,501,049
Interest receivable	136,026	126	110	947	35,507
Security lending income receivable	51,711	799	725	—	68,244
Prepaid expenses and other assets	1,407	2	2	16	582
Total assets	25,440,163,119	67,782,362	69,970,526	261,271,707	9,097,965,996
LIABILITIES:
Payable upon return of securities loaned	485,605,336	3,730,702	6,478,252	—	494,317,218
Payable for capital shares redeemed	22,775,596	—	—	—	26,571,300
Payable to adviser	10,556,111	33,045	33,487	99,997	4,533,190
Payable for investments purchased	—	—	—	—	10,005,104
Total liabilities	518,937,043	3,763,747	6,511,739	99,997	535,426,812
NET ASSETS	$24,921,226,076	$64,018,615	$63,458,787	$261,171,710	$8,562,539,184
NET ASSETS CONSISTS OF:
Paid-in capital	$22,877,075,411	$57,384,747	$57,331,800	$227,065,509	$8,673,658,351
Total distributable earnings/ (accumulated losses)	2,044,150,665	6,633,868	6,126,987	34,106,201	(111,119,167)
Total net assets	$24,921,226,076	$64,018,615	$63,458,787	$261,171,710	$8,562,539,184
Net assets	$24,921,226,076	$64,018,615	$63,458,787	$261,171,710	$8,562,539,184
Shares issued and outstanding	437,950,000	1,400,000	1,300,000	8,800,000	193,350,000
Net asset value per share	$56.90	$45.73	$48.81	$29.68	$44.29
COST:
Investments, at cost	$24,255,063,272	$62,349,891	$65,201,271	$228,926,306	$9,224,053,049
LOANED SECURITIES:
at value (included in investments)	$472,733,351	$3,638,770	$6,194,435	$—	$471,948,443

The accompanying notes are an integral part of these financial statements.

100

Pacer Funds
Statements of Assets and Liabilities
October 31, 2024 (Unaudited)(Continued)

	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
ASSETS:
Investments, at value	$17,548,448	$19,276,663
Cash - interest bearing deposit account	15,403	37,461
Dividends receivable	4,246	—
Interest receivable	71	63
Receivable for investments sold	—	19,419,310
Prepaid expenses and other assets	1	1
Total assets	17,568,169	38,733,498
LIABILITIES:
Payable to adviser	8,842	10,092
Payable for investments purchased	—	19,278,067
Total liabilities	8,842	19,288,159
NET ASSETS	$17,559,327	$19,445,339
NET ASSETS CONSISTS OF:
Paid-in capital	$16,529,766	$44,868,528
Total distributable earnings/(accumulated losses)	1,029,561	(25,423,189)
Total net assets	$17,559,327	$19,445,339
Net assets	$17,559,327	$19,445,339
Shares issued and outstanding	700,000	650,000
Net asset value per share	$25.08	$29.92
COST:
Investments, at cost	$16,599,780	$19,278,067

The accompanying notes are an integral part of these financial statements.

101

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)

	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF
INVESTMENT INCOME:
Dividend income - unaffiliates	$—	$366,131	$8,402,357
Dividend income - affiliates	1,513,845	—	—
Less: Dividend withholding taxes	—	—	(549,591)
Less: Issuance fees	—	—	(14,342)
Interest income	1,330	893	17,359
Securities lending income	—	3,475	176,500
Total investment income	1,515,175	370,499	8,032,283
EXPENSES:
Investment advisory fee	69,985	112,266	1,374,002
Total expenses	69,985	112,266	1,374,002
Expense reimbursement by Adviser	—	—	(114,500)
Net expenses	69,985	112,266	1,259,502
NET INVESTMENT INCOME	1,445,190	258,233	6,772,781
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments - unaffiliates	(2)	(65,941)	(23,089,235)
Investments in affiliates	2,115,909	—	—
Foreign currency translation	—	—	25,607
Net realized gain/(loss)	2,115,907	(65,941)	(23,063,628)
Net change in unrealized appreciation on:
Investments - unaffiliates	—	5,622	108,918,587
Investments in affiliates	318,054	—	—
Foreign currency translation	—	—	441
Net change in unrealized appreciation	318,054	5,622	108,919,028
Net realized and unrealized gain/(loss)	2,433,961	(60,319)	85,855,400
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,879,151	$197,914	$92,628,181

The accompanying notes are an integral part of these financial statements.

102

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer Data and Digital Revolution ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF
INVESTMENT INCOME:
Dividend income	$156,575	$31,038,195	$3,321,030	$53,879,443	$4,090,774
Less: Dividend withholding taxes	(3,233)	(2,687,075)	(351,809)	(3,211,598)	(157,800)
Less: Issuance fees	—	(134,386)	(18,378)	(226,473)	—
Interest income	788	93,921	6,570	126,432	7,645
Securities lending income	—	184,449	5,297	287,230	6,497
Other income	—	—	—	19	—
Total investment income	154,130	28,495,104	2,962,710	50,855,053	3,947,116
EXPENSES:
Investment advisory fee	108,763	4,599,344	371,210	6,014,028	635,149
Total expenses	108,763	4,599,344	371,210	6,014,028	635,149
Expense reimbursement by Adviser	—	—	—	—	(52,929)
Net expenses	108,763	4,599,344	371,210	6,014,028	582,220
NET INVESTMENT INCOME	45,367	23,895,760	2,591,500	44,841,025	3,364,896
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(382,223)	2,059,135	3,230,692	16,642,957	4,286,108
Distributions received from other investment companies	—	—	—	—	3,673
Foreign currency translation	542	281,872	21,127	329,627	1,251
Net realized gain/(loss)	(381,681)	2,341,007	3,251,819	16,972,584	4,291,032
Net change in unrealized appreciation/ (depreciation) on:
Investments	5,738,440	(33,155,591)	1,384,652	58,486,546	16,589,049
Foreign currency translation	46	55,996	(6,095)	60,526	7,739
Net change in unrealized appreciation/ (depreciation)	5,738,486	(33,099,595)	1,378,557	58,547,072	16,596,788
Net realized and unrealized gain/(loss)	5,356,805	(30,758,588)	4,630,376	75,519,656	20,887,820
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,402,172	$(6,862,828)	$7,221,876	$120,360,681	$24,252,716

The accompanying notes are an integral part of these financial statements.

103

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer Industrials and Logistics ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF(a)
INVESTMENT INCOME:
Dividend income	$16,018	$2,477,651	$2,501,711	$523,113	$1,174
Less: Dividend withholding taxes	(2,211)	—	—	—	(66)
Interest income	51	5,555	7,509	1,167	4
Securities lending income	—	5,256	7,363	6,569	—
Total investment income	13,858	2,488,462	2,516,583	530,849	1,112
EXPENSES:
Investment advisory fee	3,278	699,030	1,021,393	182,136	644
Total expenses	3,278	699,030	1,021,393	182,136	644
NET INVESTMENT INCOME	10,580	1,789,432	1,495,190	348,713	468
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,644	6,896,849	29,095,054	5,067,319	58
Foreign currency translation	(190)	—	—	—	—
Net realized gain	3,454	6,896,849	29,095,054	5,067,319	58
Net change in unrealized appreciation/ (depreciation) on:
Investments	50,994	18,291,602	2,452,371	(1,288,159)	8,978
Foreign currency translation	(37)	—	—	—	(18)
Net change in unrealized appreciation/ (depreciation)	50,957	18,291,602	2,452,371	(1,288,159)	8,960
Net realized and unrealized gain	54,411	25,188,451	31,547,425	3,779,160	9,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,991	$26,977,883	$33,042,615	$4,127,873	$9,486

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

104

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF(a)	Pacer Nasdaq International Patent Leaders ETF(b)	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Trendpilot 100 ETF	Pacer Trendpilot European Index ETF
INVESTMENT INCOME:
Dividend income	$1,545	$2,765	$41,510	$2,889,274	$726,555
Less: Dividend withholding taxes	(25)	(321)	—	(6,012)	(70,694)
Less: Issuance fees	—	—	—	(396)	(6,726)
Interest income	57	108	15,274,330	14,845,932	1,444
Securities lending income	—	—	—	53,841	24,704
Other income	—	—	625	—	—
Total investment income	1,577	2,552	15,316,465	17,782,639	675,283
EXPENSES:
Investment advisory fee	1,319	649	1,035,180	4,166,432	112,448
Total expenses	1,319	649	1,035,180	4,166,432	112,448
NET INVESTMENT INCOME	258	1,903	14,281,285	13,616,207	562,835
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	—	142	(338,277)	135,514	1,029,517
Foreign currency translation	—	(443)	—	—	6,549
Net realized gain/(loss)	—	(301)	(338,277)	135,514	1,036,066
Net change in unrealized appreciation/ (depreciation) on:
Investments	11,101	1,461	(384,009)	89,849,407	(680,625)
Foreign currency translation	—	(111)	—	—	4,458
Net change in unrealized appreciation/ (depreciation)	11,101	1,350	(384,009)	89,849,407	(676,167)
Net realized and unrealized gain/(loss)	11,101	1,049	(722,286)	89,984,921	359,899
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,359	$2,952	$13,558,999	$103,601,128	$922,734

(a)	Inception date of the Fund was August 19, 2024.
(b)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

105

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer Trendpilot Fund of Funds ETF	Pacer Trendpilot International ETF	Pacer Trendpilot US Bond ETF	Pacer Trendpilot US Large Cap ETF	Pacer Trendpilot US Mid Cap ETF
INVESTMENT INCOME:
Dividend income - unaffiliates	$—	$2,096,901	$—	$19,995,823	$3,077,020
Dividend income - affiliates	294,151	—	—	—	—
Less: Dividend withholding taxes	—	(190,028)	—	(4,987)	(1,175)
Less: Issuance fees	—	(21,680)	—	(66)	(24)
Interest income	921	4,725	5,515,970	61,641	9,623
Securities lending income	—	76,070	29,758	39,821	48,726
Other income	—	—	135	—	—
Total investment income	295,072	1,965,988	5,545,863	20,092,232	3,134,170
EXPENSES:
Investment advisory fee	38,368	481,030	520,650	8,903,325	1,232,712
Total expenses	38,368	481,030	520,650	8,903,325	1,232,712
NET INVESTMENT INCOME	256,704	1,484,958	5,025,213	11,188,907	1,901,458
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments - unaffiliates	—	4,496,831	3,458,301	3,706,141	5,247,988
Investments in affiliates	845,075	—	—	—	—
Foreign currency translation	—	(13,116)	—	—	—
Net realized gain	845,075	4,483,715	3,458,301	3,706,141	5,247,988
Net change in unrealized appreciation/(depreciation) on:
Investments - unaffiliates	—	(573,216)	(2,304,441)	350,772,733	26,943,455
Investments in affiliates	2,695,904	—	—	—	—
Foreign currency translation	—	3,684	—	—	—
Net change in unrealized appreciation/(depreciation)	2,695,904	(569,532)	(2,304,441)	350,772,733	26,943,455
Net realized and unrealized gain	3,540,979	3,914,183	1,153,860	354,478,874	32,191,443
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,797,683	$5,399,141	$6,179,073	$365,667,781	$34,092,901

The accompanying notes are an integral part of these financial statements.

106

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows 100 ETF
INVESTMENT INCOME:
Dividend income	$279,360,749	$255,554	$342,446	$1,004,197	$77,501,960
Less: Issuance fees	—	(12)	(13)	—	—
Interest income	651,597	1,053	1,011	5,573	208,900
Securities lending income	417,399	3,897	4,861	—	580,945
Total investment income	280,429,745	260,492	348,305	1,009,770	78,291,805
EXPENSES:
Investment advisory fee	59,348,419	176,740	194,996	456,367	27,383,507
Total expenses	59,348,419	176,740	194,996	456,367	27,383,507
NET INVESTMENT INCOME	221,081,326	83,752	153,309	553,403	50,908,298
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	1,672,737,655	6,116,209	2,706,472	3,942,588	129,643,670
Net realized gain	1,672,737,655	6,116,209	2,706,472	3,942,588	129,643,670
Net change in unrealized appreciation/(depreciation) on:
Investments	(806,262,848)	780,965	(397,743)	29,256,733	(458,764,532)
Net change in unrealized appreciation/(depreciation)	(806,262,848)	780,965	(397,743)	29,256,733	(458,764,532)
Net realized and unrealized gain/(loss)	866,474,807	6,897,174	2,308,729	33,199,321	(329,120,862)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,087,556,133	$6,980,926	$2,462,038	$33,752,724	$(278,212,564)

The accompanying notes are an integral part of these financial statements.

107

Pacer Funds
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer WealthShield ETF
INVESTMENT INCOME:
Dividend income	$62,512	$87,127
Less: Dividend withholding taxes	—	(12)
Interest income	344	156,523
Securities lending income	—	1,650
Total investment income	62,856	245,288
EXPENSES:
Investment advisory fee	40,881	60,828
Total expenses	40,881	60,828
NET INVESTMENT INCOME	21,975	184,460
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	250,409	2,480,728
Net realized gain	250,409	2,480,728
Net change in unrealized appreciation/(depreciation) on:
Investments	916,662	(1,052,800)
Net change in unrealized appreciation/(depreciation)	916,662	(1,052,800)
Net realized and unrealized gain	1,167,071	1,427,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,189,046	$1,612,388

The accompanying notes are an integral part of these financial statements.

108

Pacer Funds
Statements of Changes in Net Assets

	Pacer Cash Cows Fund of Funds ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$1,445,190	$1,922,799
Net realized gain	2,115,907	2,476,494
Net change in unrealized appreciation	318,054	6,775,878
Net increase in net assets from operations	3,879,151	11,175,171
CAPITAL TRANSACTIONS:
Subscriptions	7,627,540	55,741,170
Redemptions	(13,471,890)	(19,563,140)
Net increase (decrease) in net assets from capital transactions	(5,844,350)	36,178,030
NET INCREASE (DECREASE) IN NET ASSETS	(3,423,559)	45,419,198
NET ASSETS:
Beginning of the period	94,037,422	48,618,224
End of the period	$90,613,863	$94,037,422
SHARES TRANSACTIONS
Subscriptions	200,000	1,600,000
Redemptions	(350,000)	(550,000)
Total increase/(decrease) in shares outstanding	(150,000)	1,050,000

The accompanying notes are an integral part of these financial statements.

109

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$258,233	$599,921
Net realized loss	(65,941)	(1,278,799)
Net change in unrealized appreciation/(depreciation)	5,622	(1,964)
Net increase/(decrease) in net assets from operations	197,914	(680,842)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(225,006)	(614,377)
Total distributions to shareholders	(225,006)	(614,377)
CAPITAL TRANSACTIONS:
Subscriptions	—	28,483,050
Redemptions	(5,706,010)	(66,727,240)
Net decrease in net assets from capital transactions	(5,706,010)	(38,244,190)
NET DECREASE IN NET ASSETS	(5,733,102)	(39,539,409)
NET ASSETS:
Beginning of the period	39,140,325	78,679,734
End of the period	$33,407,223	$39,140,325
SHARES TRANSACTIONS
Subscriptions	—	750,000
Redemptions	(150,000)	(1,850,000)
Total decrease in shares outstanding	(150,000)	(1,100,000)

The accompanying notes are an integral part of these financial statements.

110

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Data & Infrastructure Real Estate ETF		Pacer Data and Digital Revolution ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$6,772,781	$13,526,287	$45,367	$27,498
Net realized gain/(loss)	(23,063,628)	(82,217,997)	(381,681)	151,201
Net change in unrealized appreciation	108,919,028	19,541,964	5,738,486	1,590,677
Net increase/(decrease) in net assets from operations	92,628,181	(49,149,746)	5,402,172	1,769,376
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(6,081,583)	(21,236,193)	(154,338)	(8,801)
Total distributions to shareholders	(6,081,583)	(21,236,193)	(154,338)	(8,801)
CAPITAL TRANSACTIONS:
Subscriptions	8,586,090	27,266,075	9,077,204	26,583,430
Redemptions	(55,082,595)	(236,283,570)	—	(546,454)
ETF transaction fees (See Note #)	39,330	17,332	—	19
Net increase (decrease) in net assets from capital transactions	(46,457,175)	(209,000,163)	9,077,204	26,036,995
NET INCREASE (DECREASE) IN NET ASSETS	40,089,423	(279,386,102)	14,325,038	27,797,570
NET ASSETS:
Beginning of the period	421,161,508	700,547,610	28,812,037	1,014,467
End of the period	$461,250,931	$421,161,508	$43,137,075	$28,812,037
SHARES TRANSACTIONS
Subscriptions	300,000	950,000	200,000	700,000
Redemptions	(1,800,000)	(8,550,000)	—	(20,000)
Total increase/(decrease) in shares outstanding	(1,500,000)	(7,600,000)	200,000	680,000

The accompanying notes are an integral part of these financial statements.

111

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer Emerging Markets Cash Cows 100 ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$23,895,760	$36,573,827	$2,591,500	$3,745,856
Net realized gain/(loss)	2,341,007	28,570,305	3,251,819	(1,465,546)
Net change in unrealized appreciation/ (depreciation)	(33,099,595)	33,563,243	1,378,557	5,990,455
Net increase/(decrease) in net assets from operations	(6,862,828)	98,707,375	7,221,876	8,270,765
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(50,698,077)	(31,659,355)	(4,264,643)	(3,557,922)
Total distributions to shareholders	(50,698,077)	(31,659,355)	(4,264,643)	(3,557,922)
CAPITAL TRANSACTIONS:
Subscriptions	140,868,898	847,601,895	24,393,065	37,279,240
Redemptions	(158,218,620)	(64,189,830)	(15,904,800)	—
ETF transaction fees (See Note #)	16,952	154,544	3,302	43,514
Net increase (decrease) in net assets from capital transactions	(17,332,770)	783,566,609	8,491,567	37,322,754
NET INCREASE (DECREASE) IN NET ASSETS	(74,893,675)	850,614,629	11,448,800	42,035,597
NET ASSETS:
Beginning of the period	1,405,198,438	554,583,810	97,086,380	55,050,783
End of the period	$1,330,304,763	$1,405,198,439	$108,535,180	$97,086,380
SHARES TRANSACTIONS
Subscriptions	4,450,000	28,000,000	1,150,000	1,900,000
Redemptions	(5,100,000)	(2,100,000)	(750,000)	—
Total increase/(decrease) in shares outstanding	(650,000)	25,900,000	400,000	1,900,000

The accompanying notes are an integral part of these financial statements.

112

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Global Cash Cows Dividend ETF		Pacer Industrial Real Estate ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$44,841,025	$91,328,959	$3,364,896	$6,379,580
Net realized gain/(loss)	16,972,584	16,286,802	4,291,032	(4,854,975)
Net change in unrealized appreciation/ (depreciation)	58,547,072	2,715,361	16,596,788	(22,877,142)
Net increase/(decrease) in net assets from operations	120,360,681	110,331,122	24,252,716	(21,352,537)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(58,379,138)	(103,433,974)	(2,836,872)	(8,470,476)
Total distributions to shareholders	(58,379,138)	(103,433,974)	(2,836,872)	(8,470,476)
CAPITAL TRANSACTIONS:
Subscriptions	314,935,570	372,460,780	—	19,804,965
Redemptions	(241,760,225)	(42,288,465)	(34,597,285)	(15,145,245)
ETF transaction fees (See Note #)	12,968	53,609	—	—
Net increase (decrease) in net assets from capital transactions	73,188,313	330,225,924	(34,597,285)	4,659,720
NET INCREASE (DECREASE) IN NET ASSETS	135,169,856	337,123,072	(13,181,441)	(25,163,293)
NET ASSETS:
Beginning of the period	1,916,683,477	1,579,560,405	194,768,617	219,931,910
End of the period	$2,051,853,333	$1,916,683,477	$181,587,176	$194,768,617
SHARES TRANSACTIONS
Subscriptions	9,050,000	11,100,000	—	500,000
Redemptions	(7,050,000)	(1,250,000)	(850,000)	(400,000)
Total increase/(decrease) in shares outstanding	2,000,000	9,850,000	(850,000)	100,000

The accompanying notes are an integral part of these financial statements.

113

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Industrials and Logistics ETF		Pacer Lunt Large Cap Alternator ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$10,580	$23,587	$1,789,432	$5,953,329
Net realized gain/(loss)	3,454	(1,853)	6,896,849	(112,545,215)
Net change in unrealized appreciation	50,957	53,457	18,291,602	67,003,760
Net increase/(decrease) in net assets from operations	64,991	75,191	26,977,883	(39,588,126)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(23,724)	(29,550)	(1,993,802)	(5,527,814)
Total distributions to shareholders	(23,724)	(29,550)	(1,993,802)	(5,527,814)
CAPITAL TRANSACTIONS:
Subscriptions	—	—	—	10,274,100
Redemptions	—	—	(75,553,965)	(485,208,345)
Net decrease in net assets from capital transactions	—	—	(75,553,965)	(474,934,245)
NET INCREASE (DECREASE) IN NET ASSETS	41,267	45,641	(50,569,884)	(520,050,185)
NET ASSETS:
Beginning of the period	1,055,364	1,009,723	256,629,631	776,679,816
End of the period	$1,096,631	$1,055,364	$206,059,747	$256,629,631
SHARES TRANSACTIONS
Subscriptions	—	—	—	300,000
Redemptions	—	—	(2,100,000)	(14,050,000)
Total decrease in shares outstanding	—	—	(2,100,000)	(13,750,000)

The accompanying notes are an integral part of these financial statements.

114

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Lunt Large Cap Multi-Factor Alternator ETF		Pacer Lunt MidCap Multi-Factor Alternator ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$1,495,190	$2,175,731	$348,713	$269,461
Net realized gain	29,095,054	53,606,610	5,067,319	7,587,572
Net change in unrealized appreciation/ (depreciation)	2,452,371	5,460,211	(1,288,159)	2,268,321
Net increase in net assets from operations	33,042,615	61,242,552	4,127,873	10,125,354
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,430,702)	(2,027,944)	(262,733)	(258,009)
Total distributions to shareholders	(1,430,702)	(2,027,944)	(262,733)	(258,009)
CAPITAL TRANSACTIONS:
Subscriptions	119,132,425	224,182,620	33,041,740	29,383,790
Redemptions	(104,090,885)	(192,509,665)	(30,734,895)	(18,294,535)
Net increase in net assets from capital transactions	15,041,540	31,672,955	2,306,845	11,089,255
NET INCREASE IN NET ASSETS	46,653,453	90,887,563	6,171,985	20,956,600
NET ASSETS:
Beginning of the period	297,078,414	206,190,851	55,808,639	34,852,039
End of the period	$343,731,867	$297,078,414	$61,980,624	$55,808,639
SHARES TRANSACTIONS
Subscriptions	2,500,000	5,350,000	750,000	700,000
Redemptions	(2,200,000)	(4,550,000)	(700,000)	(450,000)
Total increase in shares outstanding	300,000	800,000	50,000	250,000

The accompanying notes are an integral part of these financial statements.

115

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer MSCI World Industry Advantage ETF	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	Pacer Nasdaq International Patent Leaders ETF
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income	$468	$258	$1,903
Net realized gain/(loss)	58	—	(301)
Net change in unrealized appreciation	8,960	11,101	1,350
Net increase in net assets from operations	9,486	11,359	2,952
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(879)	—
Total distributions to shareholders	—	(879)	—
CAPITAL TRANSACTIONS:
Subscriptions	803,600	2,064,258	804,000
ETF transaction fees (See Note #)	106	—	—
Net increase in net assets from capital transactions	803,706	2,064,258	804,000
NET INCREASE IN NET ASSETS	813,192	2,074,738	806,952
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$813,192	$2,074,738	$806,952
SHARES TRANSACTIONS
Subscriptions	40,000	100,000	40,000
Total increase in shares outstanding	40,000	100,000	40,000

(a)	Inception date of the Fund was September 16, 2024.
(b)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

116

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Pacific Asset Floating Rate High Income ETF		Pacer Trendpilot 100 ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$14,281,285	$13,968,467	$13,616,207	$22,739,555
Net realized gain/(loss)	(338,277)	608,118	135,514	60,924,103
Net change in unrealized appreciation/ (depreciation)	(384,009)	4,276,383	89,849,407	110,295,271
Net increase in net assets from operations	13,558,999	18,852,968	103,601,128	193,958,929
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,983,702)	(13,662,425)	—	(15,996,062)
Total distributions to shareholders	(13,983,702)	(13,662,425)	—	(15,996,062)
CAPITAL TRANSACTIONS:
Subscriptions	149,763,384	189,807,930	39,616,110	409,358,020
Redemptions	(11,421,896)	(46,671,646)	(7,033,155)	(156,776,250)
Net increase in net assets from capital transactions	138,341,488	143,136,284	32,582,955	252,581,770
NET INCREASE IN NET ASSETS	137,916,785	148,326,827	136,184,083	430,544,637
NET ASSETS:
Beginning of the period	248,421,607	100,094,780	1,181,469,465	750,924,828
End of the period	$386,338,392	$248,421,607	$1,317,653,548	$1,181,469,465
SHARES TRANSACTIONS
Subscriptions	(1,980,000)	4,040,000	550,000	6,550,000
Redemptions	(240,000)	(1,000,000)	(100,000)	(2,550,000)
Total increase/(decrease) in shares outstanding	(2,220,000)	3,040,000	450,000	4,000,000

The accompanying notes are an integral part of these financial statements.

117

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot European Index ETF		Pacer Trendpilot Fund of Funds ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$562,835	$1,112,824	$256,704	$1,338,437
Net realized gain	1,036,066	2,112,867	845,075	1,488,529
Net change in unrealized appreciation/ (depreciation)	(676,167)	(3,357,982)	2,695,904	3,174,313
Net increase/(decrease) in net assets from operations	922,734	(132,291)	3,797,683	6,001,279
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(1,192,866)	—	(1,304,500)
Total distributions to shareholders	—	(1,192,866)	—	(1,304,500)
CAPITAL TRANSACTIONS:
Subscriptions	—	7,865,625	1,681,940	1,458,985
Redemptions	(10,667,645)	(10,293,245)	(3,154,950)	(8,680,450)
Net decrease in net assets from capital transactions	(10,667,645)	(2,427,620)	(1,473,010)	(7,221,465)
NET INCREASE (DECREASE) IN NET ASSETS	(9,744,911)	(3,752,777)	2,324,673	(2,524,686)
NET ASSETS:
Beginning of the period	40,090,572	43,843,349	50,293,987	52,818,673
End of the period	$30,345,661	$40,090,572	$52,618,660	$50,293,987
SHARES TRANSACTIONS
Subscriptions	—	300,000	50,000	50,000
Redemptions	(400,000)	(400,000)	(100,000)	(300,000)
Total decrease in shares outstanding	(400,000)	(100,000)	(50,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

118

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot International ETF		Pacer Trendpilot US Bond ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$1,484,958	$3,338,115	$5,025,213	$13,488,556
Net realized gain/(loss)	4,483,715	(2,040,095)	3,458,301	(2,924,156)
Net change in unrealized appreciation/ (depreciation)	(569,532)	8,677,036	(2,304,441)	53,799
Net increase in net assets from operations	5,399,141	9,975,056	6,179,073	10,618,199
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(3,142,461)	(5,039,181)	(13,319,148)
Total distributions to shareholders	—	(3,142,461)	(5,039,181)	(13,319,148)
CAPITAL TRANSACTIONS:
Subscriptions	6,050,270	24,192,740	16,403,310	6,142,640
Redemptions	(15,555,915)	(5,496,020)	(18,342,380)	(57,768,460)
ETF transaction fees (See Note #)	387	1,061	(2,251)	7,524
Net increase (decrease) in net assets from capital transactions	(9,505,258)	18,697,781	(1,941,321)	(51,618,296)
NET INCREASE (DECREASE) IN NET ASSETS	(4,106,117)	25,530,376	(801,429)	(54,319,245)
NET ASSETS:
Beginning of the period	150,671,587	125,141,211	178,020,970	232,340,215
End of the period	$146,565,470	$150,671,587	$177,219,541	$178,020,970
SHARES TRANSACTIONS
Subscriptions	200,000	900,000	800,000	300,000
Redemptions	(550,000)	(200,000)	(900,000)	(2,900,000)
Total increase/(decrease) in shares outstanding	(350,000)	700,000	(100,000)	(2,600,000)

The accompanying notes are an integral part of these financial statements.

119

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Trendpilot US Large Cap ETF		Pacer Trendpilot US Mid Cap ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$11,188,907	$22,934,469	$1,901,458	$6,636,027
Net realized gain/(loss)	3,706,141	40,175,324	5,247,988	(7,550,405)
Net change in unrealized appreciation	350,772,733	361,242,587	26,943,455	25,933,702
Net increase in net assets from operations	365,667,781	424,352,380	34,092,901	25,019,324
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(28,840,382)	—	(7,000,000)
Total distributions to shareholders	—	(28,840,382)	—	(7,000,000)
CAPITAL TRANSACTIONS:
Subscriptions	185,229,110	269,651,410	19,597,765	31,186,025
Redemptions	(17,227,620)	(84,990,400)	(14,113,515)	(54,988,860)
Net increase (decrease) in net assets from capital transactions	168,001,490	184,661,010	5,484,250	(23,802,835)
NET INCREASE (DECREASE) IN NET ASSETS	533,669,271	580,173,008	39,577,151	(5,783,511)
NET ASSETS:
Beginning of the period	2,619,781,744	2,039,608,736	384,468,903	390,252,414
End of the period	$3,153,451,015	$2,619,781,744	$424,046,054	$384,468,903
SHARES TRANSACTIONS
Subscriptions	3,700,000	6,400,000	550,000	950,000
Redemptions	(350,000)	(200,000)	(400,000)	(1,700,000)
Total increase/(decrease) in shares outstanding	3,350,000	6,200,000	150,000	(750,000)

The accompanying notes are an integral part of these financial statements.

120

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Cash Cows 100 ETF		Pacer US Cash Cows Growth ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$221,081,326	$359,861,237	$83,752	$610,121
Net realized gain	1,672,737,655	1,008,210,095	6,116,209	673,502
Net change in unrealized appreciation/ (depreciation)	(806,262,848)	1,597,970,731	780,965	5,645,580
Net increase in net assets from operations	1,087,556,133	2,966,042,063	6,980,926	6,929,203
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(235,560,639)	(341,685,265)	(93,621)	(657,918)
Return of capital	—	—	—	(16,317)
Total distributions to shareholders	(235,560,639)	(341,685,265)	(93,621)	(674,235)
CAPITAL TRANSACTIONS:
Subscriptions	10,189,542,170	11,017,493,590	45,812,365	19,194,280
Redemptions	(8,762,197,315)	(4,219,840,280)	(35,092,685)	(17,537,245)
Net increase in net assets from capital transactions	1,427,344,855	6,797,653,310	10,719,680	1,657,035
NET INCREASE IN NET ASSETS	2,279,340,349	9,422,010,108	17,606,985	7,912,003
NET ASSETS:
Beginning of the period	22,641,885,727	13,219,875,619	46,411,630	38,499,627
End of the period	$24,921,226,076	$22,641,885,727	$64,018,615	$46,411,630
SHARES TRANSACTIONS
Subscriptions	180,850,000	207,250,000	1,050,000	500,000
Redemptions	(155,900,000)	(77,150,000)	(800,000)	(450,000)
Total increase in shares outstanding	24,950,000	130,100,000	250,000	50,000

The accompanying notes are an integral part of these financial statements.

121

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Export Leaders ETF		Pacer US Large Cap Cash Cows Growth Leaders ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS
Net investment income	$153,309	$199,469	$553,403	$271,997
Net realized gain	2,706,472	2,245,186	3,942,588	2,376,459
Net change in unrealized appreciation/ (depreciation)	(397,743)	4,469,723	29,256,733	2,806,401
Net increase in net assets from operations	2,462,038	6,914,378	33,752,724	5,454,857
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(159,415)	(199,688)	(384,420)	(265,559)
Return of capital	—	(7,444)	—	—
Total distributions to shareholders	(159,415)	(207,132)	(384,420)	(265,559)
CAPITAL TRANSACTIONS:
Subscriptions	17,312,920	48,424,215	125,146,020	119,220,635
Redemptions	(17,350,965)	(13,912,915)	(17,684,709)	(23,638,568)
Net increase (decrease) in net assets from capital transactions	(38,045)	34,511,300	107,461,311	95,582,067
NET INCREASE IN NET ASSETS	2,264,578	41,218,546	140,829,615	100,771,365
NET ASSETS:
Beginning of the period	61,194,209	19,975,663	120,342,095	19,570,730
End of the period	$63,458,787	$61,194,209	$261,171,710	$120,342,095
SHARES TRANSACTIONS
Subscriptions	200,000	1,100,000	4,525,000	4,950,000
Redemptions	(200,000)	(300,000)	(625,000)	(1,025,000)
Total increase in shares outstanding	—	800,000	3,900,000	3,925,000

The accompanying notes are an integral part of these financial statements.

122

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer US Small Cap Cash Cows 100 ETF		Pacer US Small Cap Cash Cows Growth Leaders ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(a)
OPERATIONS:
Net investment income	$50,908,298	$61,630,283	$21,975	$23,563
Net realized gain	129,643,670	364,454,879	250,409	323,418
Net change in unrealized appreciation/ (depreciation)	(458,764,532)	263,449,038	916,662	32,006
Net increase/(decrease) in net assets from operations	(278,212,564)	689,534,200	1,189,046	378,987
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(49,868,344)	(58,323,606)	(23,428)	(23,563)
Return of capital	—	—	—	(93)
Total distributions to shareholders	(49,868,344)	(58,323,606)	(23,428)	(23,656)
CAPITAL TRANSACTIONS:
Subscriptions	1,791,333,785	7,367,718,520	10,381,037	12,786,183
Redemptions	(2,300,404,885)	(635,002,345)	(3,157,587)	(3,971,255)
Net increase (decrease) in net assets from capital transactions	(509,071,100)	6,732,716,175	7,223,450	8,814,928
NET INCREASE (DECREASE) IN NET ASSETS	(837,152,008)	7,363,926,769	8,389,068	9,170,259
NET ASSETS:
Beginning of the period	9,399,691,192	2,035,764,423	9,170,259	—
End of the period	$8,562,539,184	$9,399,691,192	$17,559,327	$9,170,259
SHARES TRANSACTIONS
Subscriptions	39,350,000	163,750,000	425,000	575,000
Redemptions	(51,100,000)	(13,600,000)	(125,000)	(175,000)
Total increase/(decrease) in shares outstanding	(11,750,000)	150,150,000	300,000	400,000

(a)	Inception date of the Fund was May 1, 2023.
The accompanying notes are an integral part of these financial statements.

123

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer WealthShield ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$184,460	$354,480
Net realized gain/(loss)	2,480,728	(483,947)
Net change in unrealized appreciation/(depreciation)	(1,052,800)	1,055,852
Net increase in net assets from operations	1,612,388	926,385
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(112,156)	(453,354)
Total distributions to shareholders	(112,156)	(453,354)
CAPITAL TRANSACTIONS:
Subscriptions	—	6,713,655
Redemptions	(1,501,820)	(12,186,680)
ETF transaction fees (See Note #)	431	—
Net decrease in net assets from capital transactions	(1,501,389)	(5,473,025)
NET DECREASE IN NET ASSETS	(1,157)	(4,999,994)
NET ASSETS:
Beginning of the period	19,446,496	24,446,490
End of the period	$19,445,339	$19,446,496
SHARES TRANSACTIONS
Subscriptions	—	250,000
Redemptions	(50,000)	(450,000)
Total decrease in shares outstanding	(50,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

124

Pacer Cash Cows Fund of Funds ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.61	$33.53	$33.44	$33.44	$20.83	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	0.94	0.76	0.79	0.55	0.53
Net realized and unrealized gain (loss) on investments(c)	0.97	4.13	0.11	—	12.56	(4.46)
Total from investment operations	1.57	5.07	0.87	0.79	13.11	(3.93)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.99)	(0.78)	(0.79)	(0.50)	(0.55)
Net realized gains	—	(0.00)(d)	(0.00)(d)	—	—	—
Return of capital	—	(0.00)(d)	(0.00)(d)	—	—	(0.00)(d)
Total distributions	(0.62)	(0.99)	(0.78)	(0.79)	(0.50)	(0.55)
Net asset value, end of period	$38.56	$37.61	$33.53	$33.44	$33.44	$20.83
TOTAL RETURN(e)	4.20%	15.38%	2.81%	2.29%	63.73%	−15.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,614	$94,037	$48,618	$8,361	$1,672	$1,041
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets(f)	3.10%	2.64%	2.33%	2.27%	2.09%	2.27%
Portfolio turnover rate(e)(g)	2%	4%	8%	26%	9%	2%

(a)	Inception date of the Fund was May 3, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

125

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.28	$36.60	$34.95	$37.16	$25.23	$28.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.41	0.40	0.34	0.26	0.50
Net realized and unrealized gain (loss) on investments(b)	(0.18)	0.70	1.65	(2.21)	11.95	(3.00)
Total from investment operations	0.08	1.11	2.05	(1.87)	12.21	(2.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.43)	(0.40)	(0.34)	(0.28)	(0.43)
Total distributions	(0.24)	(0.43)	(0.40)	(0.34)	(0.28)	(0.43)
Net asset value, end of period	$37.12	$37.28	$36.60	$34.95	$37.16	$25.23
TOTAL RETURN(c)	0.16%	3.13%	5.95%	−5.11%	48.66%	−8.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,407	$39,140	$78,680	$80,388	$66,883	$60,554
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(d)	1.38%	1.16%	1.16%	0.89%	0.89%	1.75%
Portfolio turnover rate(c)(e)	101%	185%	227%	225%	217%	225%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

126

Pacer Data & Infrastructure Real Estate ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$26.32	$29.68	$37.50	$38.48	$33.27	$28.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.71	0.77	0.32	0.36	0.54
Net realized and unrealized gain (loss) on investments(b)	5.45	(2.98)	(7.92)	(0.91)	5.39	4.92
Total from investment operations	5.89	(2.27)	(7.15)	(0.59)	5.75	5.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(1.09)	(0.61)	(0.33)	(0.37)	(0.49)
Net realized gains	—	—	(0.06)	(0.06)	—	—
Return of capital	—	—	—	—	(0.17)	(0.06)
Total distributions	(0.40)	(1.09)	(0.67)	(0.39)	(0.54)	(0.55)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$31.81	$26.32	$29.68	$37.50	$38.48	$33.27
TOTAL RETURN(d)	22.53%	−7.74%	−19.11%	−1.63%	17.46%	19.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$461,251	$421,162	$700,548	$1,299,321	$1,119,810	$552,214
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.60%	0.60%	0.60%	0.62%	0.60%	0.60%
After expense reimbursement/ recoupment(e)	0.55%	0.55%	0.58%	0.62%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	2.96%	2.57%	2.41%	0.81%	1.02%	1.70%
Portfolio turnover rate(d)(f)	20%	68%	51%	23%	30%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

127

Pacer Data and Digital Revolution ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$40.02	$25.36	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10	0.15
Net realized and unrealized gain on investments(c)	7.01	14.62	0.04
Total from investment operations	7.07	14.72	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.06)	(0.14)
Total distributions	(0.20)	(0.06)	(0.14)
ETF transaction fees per share	—	0.00(d)	—
Net asset value, end of period	$46.89	$40.02	$25.36
TOTAL RETURN(e)	17.69%	58.06%	0.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,137	$28,812	$1,014
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(f)	0.25%	0.27%	0.73%
Portfolio turnover rate(e)(g)	28%	27%	9%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

128

Pacer Developed Markets International Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$31.58	$29.82	$29.69	$31.95	$20.99	$27.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.53	1.19	1.52	1.03	0.66	0.74
Net realized and unrealized gain (loss) on investments(b)	(0.64)	1.72	(0.18)	(2.43)	10.98	(6.05)
Total from investment operations	(0.11)	2.91	1.34	(1.40)	11.64	(5.31)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.13)	(1.16)	(1.23)	(0.87)	(0.68)	(0.78)
Total distributions	(1.13)	(1.16)	(1.23)	(0.87)	(0.68)	(0.78)
ETF transaction fees per share	0.00(c)	0.01	0.02	0.01	0.00(c)	—
Net asset value, end of period	$30.34	$31.58	$29.82	$29.69	$31.95	$20.99
TOTAL RETURN(d)	−0.35%	10.00%	5.26%	−4.48%	56.41%	−20.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,330,305	$1,405,198	$554,584	$111,346	$20,769	$20,991
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(e)	3.38%	3.89%	5.43%	3.28%	2.52%	2.96%
Portfolio turnover rate(d)(f)	41%	67%	59%	71%	83%	149%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

129

Pacer Emerging Markets Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.44	$19.32	$22.14	$25.94	$19.11	$24.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.51	1.03	1.12	1.36	0.72	1.05
Net realized and unrealized gain (loss) on investments(c)	0.97	1.15	(2.70)	(4.03)	6.91	(4.81)
Total from investment operations	1.48	2.18	(1.58)	(2.67)	7.63	(3.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.85)	(1.07)	(1.30)	(1.14)	(0.85)	(2.08)
Total distributions	(0.85)	(1.07)	(1.30)	(1.14)	(0.85)	(2.08)
ETF transaction fees per share	0.00(d)	0.01	0.06	0.01	0.05	0.00(d)
Net asset value, end of period	$21.07	$20.44	$19.32	$22.14	$25.94	$19.11
TOTAL RETURN(e)	7.37%	11.79%	−6.43%	−10.67%	41.19%	−16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,535	$97,086	$55,051	$11,070	$3,891	$956
Ratio of expenses to average net assets(f)	0.70%	0.70%	0.70%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets(f)	4.89%	5.28%	5.93%	5.50%	3.12%	4.43%
Portfolio turnover rate(e)(g)	43%	73%	66%	97%	109%	144%

(a)	Inception date of the Fund was May 2, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

130

Pacer Global Cash Cows Dividend ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$34.17	$34.15	$32.83	$31.10	$24.63	$31.19
INVESTMENT OPERATIONS:
Net investment income(a)	0.79	1.75	1.94	1.39	1.17	1.32
Net realized and unrealized gain (loss) on investments(b)	1.39	0.27	0.65	1.69	6.51	(6.60)
Total from investment operations	2.18	2.02	2.59	3.08	7.68	(5.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)	(2.00)	(1.28)	(1.35)	(1.21)	(1.28)
Total distributions	(1.03)	(2.00)	(1.28)	(1.35)	(1.21)	(1.28)
ETF transaction fees per share	0.00(c)	0.00(c)	0.01	0.00(c)	—	—
Net asset value, end of period	$35.32	$34.17	$34.15	$32.83	$31.10	$24.63
TOTAL RETURN(d)	6.50%	6.17%	8.50%	10.22%	32.05%	−17.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,051,853	$1,916,683	$1,579,560	$351,302	$135,269	$135,480
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	4.47%	5.21%	6.07%	4.32%	4.32%	4.52%
Portfolio turnover rate(d)(f)	27%	65%	47%	39%	76%	91%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

131

Pacer Industrial Real Estate ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$35.41	$40.73	$47.82	$42.12	$30.09	$29.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.64	1.18	0.90	0.78	0.63	0.77
Net realized and unrealized gain (loss) on investments(b)	3.55	(4.94)	(6.99)	5.48	12.08	0.51
Total from investment operations	4.19	(3.76)	(6.09)	6.26	12.71	1.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(1.56)	(1.00)	(0.57)	(0.58)	(0.61)
Net realized gains	—	—	—	—	—	(0.00)(c)
Return of capital	—	—	—	—	(0.10)	—
Total distributions	(0.55)	(1.56)	(1.00)	(0.57)	(0.68)	(0.61)
ETF transaction fees per share	0.00(c)	—	—	0.01	0.00(c)	—
Net asset value, end of period	$39.05	$35.41	$40.73	$47.82	$42.12	$30.09
TOTAL RETURN(d)	11.75%	−9.31%	−12.56%	14.88%	42.70%	4.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$181,587	$194,769	$219,932	$384,990	$200,086	$48,147
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
After expense reimbursement/ recoupment(e)	0.55%	0.55%	0.58%	0.61%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	3.18%	3.12%	2.23%	1.60%	1.75%	2.40%
Portfolio turnover rate(d)(f)	7%	19%	92%	43%	13%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

132

Pacer Industrials and Logistics ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.38	$25.24	$24.87
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.59	0.43
Net realized and unrealized gain on investments(c)	1.37	1.29	0.24
Total from investment operations	1.63	1.88	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.74)	(0.30)
Total distributions	(0.59)	(0.74)	(0.30)
Net asset value, end of period	$27.42	$26.38	$25.24
TOTAL RETURN(d)	6.25%	7.54%	2.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,097	$1,055	$1,010
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	1.94%	2.26%	2.01%
Portfolio turnover rate(d)(f)	20%	26%	10%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

133

Pacer Lunt Large Cap Alternator ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,			Period Ended April 30, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$33.99	$36.46	$43.15	$40.74	$23.58
INVESTMENT OPERATIONS:
Net investment income(b)	0.28	0.42	0.44	0.48	0.41
Net realized and unrealized gain (loss) on investments(c)	3.86	(2.47)	(6.67)	2.36	17.16
Total from investment operations	4.14	(2.05)	(6.23)	2.84	17.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.42)	(0.44)	(0.43)	(0.41)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.32)	(0.42)	(0.46)	(0.43)	(0.41)
Net asset value, end of period	$37.81	$33.99	$36.46	$43.15	$40.74
TOTAL RETURN(d)	12.21%	−5.65%	−14.49%	6.97%	74.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$206,060	$256,630	$776,680	$554,454	$130,353
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	1.54%	1.19%	1.11%	1.09%	1.59%
Portfolio turnover rate(d)(f)	38%	597%	384%	722%	193%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

134

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,			Period Ended April 30, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$44.34	$34.95	$36.34	$37.61	$24.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.34	0.54	0.39	0.32
Net realized and unrealized gain (loss) on investments(c)	4.75	9.36	(1.38)	(1.33)	13.14
Total from investment operations	4.96	9.70	(0.84)	(0.94)	13.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.31)	(0.55)	(0.33)	(0.27)
Total distributions	(0.20)	(0.31)	(0.55)	(0.33)	(0.27)
Net asset value, end of period	$49.10	$44.34	$34.95	$36.34	$37.61
TOTAL RETURN(d)	11.21%	27.83%	−2.26%	−2.58%	55.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$343,732	$297,078	$206,191	$267,095	$43,253
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	0.88%	0.84%	1.54%	0.98%	1.19%
Portfolio turnover rate(d)(f)	161%	417%	629%	434%	304%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

135

Pacer Lunt MidCap Multi-Factor Alternator ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,			Period Ended April 30, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$42.93	$33.19	$32.19	$37.07	$23.84
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.25	0.37	0.20	0.07
Net realized and unrealized gain (loss) on investments(c)	2.91	9.73	1.01	(4.87)	13.26
Total from investment operations	3.17	9.98	1.38	(4.67)	13.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.24)	(0.36)	(0.19)	(0.07)
Return of capital	—	—	(0.02)	(0.02)	(0.03)
Total distributions	(0.19)	(0.24)	(0.38)	(0.21)	(0.10)
Net asset value, end of period	$45.91	$42.93	$33.19	$32.19	$37.07
TOTAL RETURN(d)	7.40%	30.16%	4.43%	−12.66%	56.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,981	$55,809	$34,852	$35,406	$35,219
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.60%	0.60%	0.60%	0.61%	0.60%
After expense reimbursement/ recoupment(e)	0.60%	0.06%	0.60%	0.61%	0.60%
Ratio of net investment income to average net assets(e)	1.15%	0.66%	1.14%	0.55%	0.27%
Portfolio turnover rate(d)(f)	212%	367%	569%	529%	322%

(a)	Inception date of the Fund was June 24, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

136

Pacer MSCI World Industry Advantage ETF
Financial Highlights

Period Ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.09
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments(c)	0.23
Total from investment operations	0.24
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$20.33
TOTAL RETURN(e)	1.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$813
Ratio of expenses to average net assets(f)	0.66%
Ratio of net investment income to average net assets(f)	0.48%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

137

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Financial Highlights

Period Ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized loss on investments(d)	(0.02)
Total from investment operations	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$20.75
TOTAL RETURN(e)	−0.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,075
Ratio of expenses to average net assets(f)	0.50%
Ratio of net investment income to average net assets(f)	0.10%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

138

Pacer Nasdaq International Patent Leaders ETF
Financial Highlights

Period Ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain on investments(c)	0.02
Total from investment operations	0.07
Net asset value, end of period	$20.17
TOTAL RETURN(d)	0.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$807
Ratio of expenses to average net assets(e)	0.66%
Ratio of net investment income to average net assets(e)	1.95%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

139

Pacer Pacific Asset Floating Rate High Income ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$47.50	$45.71	$47.76	$48.90	$46.52	$48.73
INVESTMENT OPERATIONS:
Net investment income(a)(b)	1.99	4.23	3.34	1.47	1.47	1.90
Net realized and unrealized gain (loss) on investments(c)	(0.08)	1.58	(2.10)	(1.29)	2.47	(2.20)
Total from investment operations	1.91	5.81	1.24	0.18	3.94	(0.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.89)	(4.02)	(3.29)	(1.32)	(1.56)	(1.91)
Total distributions	(1.89)	(4.02)	(3.29)	(1.32)	(1.56)	(1.91)
Net asset value, end of period	$47.52	$47.50	$45.71	$47.76	$48.90	$46.52
TOTAL RETURN(d)	4.08%	13.25%	2.91%	0.34%	8.63%	−0.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$386,338	$248,422	$100,095	$81,663	$31,788	$27,911
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.60%	0.60%	0.60%	0.62%	0.68%	1.06%
After expense reimbursement/ recoupment(e)(f)	0.60%	0.60%	0.60%	0.62%	0.86%	1.10%
Ratio of net investment income to average net assets(e)(f)	8.28%	9.01%	7.36%	3.63%	3.04%	3.98%
Portfolio turnover rate(d)(g)	24%	43%	79%	37%	35%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

140

Pacer Trendpilot 100 ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$67.13	$55.22	$52.18	$54.01	$37.91	$36.00
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.77	1.43	0.48	(0.13)	0.01	0.15
Net realized and unrealized gain (loss) on investments(b)	5.10	11.44	2.87	(1.70)	16.17	1.94
Total from investment operations	5.87	12.87	3.35	(1.83)	16.18	2.09
Net investment income	—	(0.96)	(0.31)	—	(0.08)	(0.18)
Total distributions	—	(0.96)	(0.31)	—	(0.08)	(0.18)
ETF transaction fees per share	0.00(c)	—	—	—	0.00(c)	—
Net asset value, end of period	$73.00	$67.13	$55.22	$52.18	$54.01	$37.91
TOTAL RETURN(d)	8.75%	23.36%	6.47%	−3.38%	42.69%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,317,654	$1,181,469	$750,925	$688,816	$783,124	$739,258
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.12%	2.24%	0.93%	(0.22)%	0.01%	0.40%
Portfolio turnover rate(d)(f)	1%	20%	6%	7%	6%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

141

Pacer Trendpilot European Index ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.86	$26.57	$22.40	$24.33	$23.76	$26.77
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.68	0.34	0.34	0.10	0.54
Net realized and unrealized gain (loss) on investments(b)	0.09	(0.71)	3.99	(1.89)	0.47	(2.61)
Total from investment operations	0.53	(0.03)	4.33	(1.55)	0.57	(2.07)
Net investment income	—	(0.68)	(0.16)	(0.38)	—	(0.94)
Total distributions	—	(0.68)	(0.16)	(0.38)	—	(0.94)
ETF transaction fees per share	0.00(c)	—	—	0.00(c)	—	—
Net asset value, end of period	$26.39	$25.86	$26.57	$22.40	$24.33	$23.76
TOTAL RETURN(d)	2.02%	−0.02%	19.43%	−6.47%	2.38%	−8.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,346	$40,091	$43,843	$45,925	$54,741	$91,488
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets(e)	3.25%	2.68%	1.48%	1.39%	0.43%	2.04%
Portfolio turnover rate(d)(f)	8%	111%	5%	7%	506%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

142

Pacer Trendpilot Fund of Funds ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$30.48	$27.80	$27.81	$29.82	$23.81	$25.39
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.77	0.48	0.35	0.22	0.26
Net realized and unrealized gain (loss) on investments(c)	2.25	2.66	(0.03)	(2.07)	5.96	(1.59)
Total from investment operations	2.41	3.43	0.45	(1.72)	6.18	(1.33)
Net investment income	—	(0.75)	(0.46)	(0.29)	(0.17)	(0.25)
Total distributions	—	(0.75)	(0.46)	(0.29)	(0.17)	(0.25)
Net asset value, end of period	$32.89	$30.48	$27.80	$27.81	$29.82	$23.81
TOTAL RETURN(d)	7.89%	12.39%	1.71%	−5.87%	26.02%	−5.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,619	$50,294	$52,819	$63,968	$44,728	$27,378
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets(e)	1.00%	2.61%	1.77%	1.16%	0.82%	1.03%
Portfolio turnover rate(d)(f)	3%	6%	6%	5%	29%	6%

(a)	Inception date of the Fund was May 3, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

143

Pacer Trendpilot International ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.16	$26.91	$24.40	$28.22	$23.42	$24.91
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.30	0.65	0.45	0.44	0.28	0.32
Net realized and unrealized gain (loss) on investments(d)	0.85	1.18	2.16	(3.57)	4.72	(1.55)
Total from investment operations	1.15	1.83	2.61	(3.13)	5.00	(1.23)
Net investment income	—	(0.58)	(0.10)	(0.69)	(0.20)	(0.26)
Total distributions	—	(0.58)	(0.10)	(0.69)	(0.20)	(0.26)
ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—	—
Net asset value, end of period	$29.31	$28.16	$26.91	$24.40	$28.22	$23.42
TOTAL RETURN(f)	4.09%	6.85%	10.75%	−11.46%	21.46%	−5.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$146,565	$150,672	$125,141	$130,527	$131,228	$151,038
Ratio of expenses to average net assets(g)(h)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(g)(h)	2.01%	2.38%	1.82%	1.56%	1.15%	1.26%
Portfolio turnover rate(f)(i)	9%	58%	3%	202%	161%	39%

(a)	Inception date of the Fund was May 2, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

144

Pacer Trendpilot US Bond ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.00	$20.20	$23.33	$27.45	$25.77	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.59	1.41	1.11	0.80	1.09	0.33
Net realized and unrealized gain (loss) on investments(c)	0.15	(0.19)	(2.83)	(4.17)	1.34	0.72
Total from investment operations	0.74	1.22	(1.72)	(3.37)	2.43	1.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(1.42)	(1.41)	(0.75)	(0.75)	(0.28)
Total distributions	(0.60)	(1.42)	(1.41)	(0.75)	(0.75)	(0.28)
ETF transaction fees per share	0.00(d)	0.00(d)	—	—	0.00(d)	—
Net asset value, end of period	$20.14	$20.00	$20.20	$23.33	$27.45	$25.77
TOTAL RETURN(e)	3.68%	6.30%	−7.30%	−12.54%	9.53%	4.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$177,220	$178,021	$232,340	$949,550	$839,970	$144,327
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(f)	5.79%	7.03%	5.26%	3.01%	4.04%	2.47%
Portfolio turnover rate(e)(g)	316%	131%	711%	652%	55%	131%

(a)	Inception date of the Fund was October 22, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

145

Pacer Trendpilot US Large Cap ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$45.80	$38.63	$37.54	$36.54	$26.99	$30.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.42	0.66	0.28	0.25	0.39
Net realized and unrealized gain (loss) on investments(b)	6.09	7.26	0.90	1.03	9.65	(3.59)
Total from investment operations	6.28	7.68	1.56	1.31	9.90	(3.20)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.51)	(0.47)	(0.31)	(0.35)	(0.37)
Total distributions	—	(0.51)	(0.47)	(0.31)	(0.35)	(0.37)
ETF transaction fees per share	0.00(c)	—	—	—	—	—
Net asset value, end of period	$52.08	$45.80	$38.63	$37.54	$36.54	$26.99
TOTAL RETURN(d)	13.71%	19.96%	4.20%	3.48%	36.86%	−10.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,153,451	$2,619,782	$2,039,609	$1,841,243	$1,894,772	$2,403,839
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	0.75%	0.98%	1.75%	0.71%	0.83%	1.25%
Portfolio turnover rate(d)(f)	2%	51%	1%	58%	6%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

146

Pacer Trendpilot US Mid Cap ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.87	$32.25	$34.52	$35.63	$28.35	$30.95
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.56	0.39	0.00(b)	0.09	0.28
Net realized and unrealized gain (loss) on investments(c)	2.83	1.69	(2.41)	(1.07)	7.36	(2.45)
Total from investment operations	3.00	2.25	(2.02)	(1.07)	7.45	(2.17)
Net investment income	—	(0.63)	(0.25)	(0.04)	(0.17)	(0.43)
Total distributions	—	(0.63)	(0.25)	(0.04)	(0.17)	(0.43)
Net asset value, end of period	$36.87	$33.87	$32.25	$34.52	$35.63	$28.35
TOTAL RETURN(d)	8.86%	7.02%	−5.81%	−2.98%	26.34%	−7.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$424,046	$384,469	$390,252	$441,894	$452,474	$540,051
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	0.93%	1.72%	1.19%	0.01%	0.30%	0.96%
Portfolio turnover rate(d)(f)	10%	262%	441%	16%	304%	143%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

147

Pacer US Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$54.82	$46.73	$47.94	$41.95	$25.17	$29.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	1.10	1.08	0.84	0.71	0.77
Net realized and unrealized gain (loss) on investments(b)	2.11	8.02	(1.32)	5.87	16.76	(4.55)
Total from investment operations	2.63	9.12	(0.24)	6.71	17.47	(3.78)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(1.03)	(0.97)	(0.72)	(0.69)	(0.77)
Total distributions	(0.55)	(1.03)	(0.97)	(0.72)	(0.69)	(0.77)
ETF transaction fees per share	0.00(c)	—	—	—	—	—
Net asset value, end of period	$56.90	$54.82	$46.73	$47.94	$41.95	$25.17
TOTAL RETURN(d)	4.82%	19.70%	−0.38%	16.08%	70.43%	−12.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,921,226	$22,641,886	$13,219,876	$4,554,750	$432,113	$190,027
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(e)	1.83%	2.15%	2.30%	1.78%	2.23%	2.73%
Portfolio turnover rate(d)(f)	56%	77%	90%	114%	104%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

148

Pacer US Cash Cows Growth ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$40.36	$35.00	$35.44	$36.21	$22.89	$24.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.56	0.60	0.04	0.14	0.28
Net realized and unrealized gain (loss) on investments(c)	5.38	5.43	(0.65)	(0.75)	13.37	(1.90)
Total from investment operations	5.44	5.99	(0.05)	(0.71)	13.51	(1.62)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.62)	(0.39)	(0.04)	(0.19)	(0.27)
Return of capital	—	(0.01)	—	(0.02)	—	—
Total distributions	(0.07)	(0.63)	(0.39)	(0.06)	(0.19)	(0.27)
Net asset value, end of period	$45.73	$40.36	$35.00	$35.44	$36.21	$22.89
TOTAL RETURN(d)	13.48%	17.34%	−0.07%	−1.98%	59.29%	−6.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,019	$46,412	$38,500	$8,859	$3,621	$1,144
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	0.29%	1.52%	1.69%	0.10%	0.43%	1.16%
Portfolio turnover rate(d)(f)	—%	123%	182%	76%	170%	166%

(a)	Inception date of the Fund was May 2, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

149

Pacer US Export Leaders ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$47.07	$39.95	$38.27	$40.41	$25.15	$25.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.21	0.25	0.12	0.14	0.16
Net realized and unrealized gain (loss) on investments(b)	1.74	7.12	1.67	(2.13)	15.27	(0.82)
Total from investment operations	1.86	7.33	1.92	(2.01)	15.41	(0.66)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.21)	(0.24)	(0.12)	(0.15)	(0.16)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.12)	(0.21)	(0.24)	(0.13)	(0.15)	(0.16)
Net asset value, end of period	$48.81	$47.07	$39.95	$38.27	$40.41	$25.15
TOTAL RETURN(c)	3.95%	18.40%	5.06%	−5.00%	61.47%	−2.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,459	$61,194	$19,976	$3,827	$2,021	$1,257
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income to average net assets(d)	0.47%	0.47%	0.64%	0.29%	0.43%	0.61%
Portfolio turnover rate(c)(e)	—%	75%	74%	79%	111%	79%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

150

Pacer US Large Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.56	$20.07	$20.36
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.12	0.03
Net realized and unrealized gain (loss) on investments(c)	5.09	4.48	(0.30)
Total from investment operations	5.17	4.60	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.11)	(0.02)
Total distributions	(0.05)	(0.11)	(0.02)
Net asset value, end of period	$29.68	$24.56	$20.07
TOTAL RETURN(d)	21.07%	22.96%	−1.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$261,172	$120,342	$19,571
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(e)	0.59%	0.53%	0.44%
Portfolio turnover rate(d)(f)	60%	111%	30%

(a)	Inception date of the Fund was December 21, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

151

Pacer US Small Cap Cash Cows 100 ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$45.83	$37.05	$38.06	$41.82	$20.76	$25.88
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.54	0.51	0.72	0.11	0.27
Net realized and unrealized gain (loss) on investments(b)	(1.54)	8.76	(1.09)	(3.37)	21.13	(5.12)
Total from investment operations	(1.29)	9.30	(0.58)	(2.65)	21.24	(4.85)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.52)	(0.43)	(0.67)	(0.14)	(0.27)
Return of capital	—	—	—	(0.44)	(0.04)	—
Total distributions	(0.25)	(0.52)	(0.43)	(1.11)	(0.18)	(0.27)
Net asset value, end of period	$44.29	$45.83	$37.05	$38.06	$41.82	$20.76
TOTAL RETURN(c)	−2.83%	25.18%	−1.46%	−6.57%	102.70%	−18.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,562,539	$9,399,691	$2,035,764	$831,675	$271,840	$14,534
Ratio of expenses to average net assets(d)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets(d)	1.10%	1.20%	1.36%	1.70%	0.33%	1.11%
Portfolio turnover rate(c)(e)	54%	108%	101%	133%	123%	128%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

152

Pacer US Small Cap Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Period End April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.93	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.13
Net realized and unrealized gain on investments(c)	2.15	2.75
Total from investment operations	2.19	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.13)
Return of capital	—	(0.00)(d)
Total distributions	(0.04)	(0.13)
Net asset value, end of period	$25.08	$22.93
TOTAL RETURN(e)	9.62%	14.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,559	$9,170
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income to average net assets(f)	0.32%	0.59%
Portfolio turnover rate(e)(g)	74%	152%

(a)	Inception date of the Fund was May 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

153

Pacer WealthShield ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.78	$27.16	$30.16	$32.10	$23.92	$25.02
INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.39	0.64	0.26	0.14	0.33
Net realized and unrealized gain (loss) on investments(b)	2.03	0.71	(3.07)	(1.94)	8.20	(1.10)
Total from investment operations	2.31	1.10	(2.43)	(1.68)	8.34	(0.77)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.48)	(0.57)	(0.26)	(0.16)	(0.33)
Total distributions	(0.17)	(0.48)	(0.57)	(0.26)	(0.16)	(0.33)
ETF transaction fees per share	0.00(c)	—	—	0.00(c)	—	—
Net asset value, end of period	$29.92	$27.78	$27.16	$30.16	$32.10	$23.92
TOTAL RETURN(d)	8.26%	4.06%	−8.09%	−5.30%	35.00%	−3.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,445	$19,446	$24,446	$33,172	$48,143	$51,428
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	1.82%	1.42%	2.19%	0.79%	0.53%	1.38%
Portfolio turnover rate(d)(f)	261%	315%	669%	448%	227%	676%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

154

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, QDPL, EAFG and QSIX fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, COWG and CAFG which generally consist of 25,000 shares, and FLRT, SHPP, TRFK, QQQG, PATN and GLBL which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	$500*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	300*
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Nasdaq	300*
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	1,250*
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	4,000*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500*
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	300
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017	Cboe	300
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,000
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,000
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750

155

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Small Cap Cash Cows Growth Leaders ETF	CAFG	May 1, 2023	Nasdaq	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	500
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	750
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	QQQG	August 20, 2024	Nasdaq	300
Pacer Nasdaq International Patent Leaders ETF	PATN	September 17, 2024	Nasdaq	500
Pacer MSCI World Industry Advantage ETF	GLBL	September 17, 2024	Cboe	1,250

*
For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® International Index	Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
TRND	Pacer Trendpilot Fund of Funds Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
GCOW	Pacer Global Cash Cows High Dividends 100 Index	Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
COWG	Pacer US Large Cap Cash Cows Growth Leaders Index	Non-Diversified
CAFG	Pacer US Small Cap Cash Cows Growth Leaders Index	Non-Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
HERD	Pacer Cash Cows Fund of Funds Index	Diversified
PWS	Pacer WealthShield Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
SZNE	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Diversified

156

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Ticker	Index	Diversification
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PEXL	US Export Leaders Index	Diversified
FLRT	Pacer Pacific Asset Floating Rate High Income Index
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
QQQG	Pacer Nasdaq-100 Top 50 Cash Cows Growth Leaders Index	Non-Diversified
PATN	Nasdaq International Patent Leaders Index™	Non-Diversified
GLBL	MSCI World Ricardo Comparative Advantage Select Index	Non-Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a diversified Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal

157

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:
HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$90,515,143	$—	$—	$—	$90,515,143
Total Investments in Securities	$90,515,143	$—	$—	$—	$90,515,143

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$33,289,754	$—	$—	$—	$33,289,754
Investments Purchased with Proceeds from Securities Lending	—	—	—	4,182,473	4,182,473
Total Investments in Securities	$33,289,754	$—	$—	$4,182,473	$37,472,227

^	See Schedule of Investments for sector breakouts.

158

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$167,250,115	$—	$—	$—	$167,250,115
Real Estate Investment Trusts	293,662,457	—	—	—	293,662,457
Investments Purchased with Proceeds from Securities Lending	—	—	—	34,949,187	34,949,187
Total Investments in Securities	$460,912,572	$—	$—	$34,949,187	$495,861,759

^	See Schedule of Investments for sector breakouts.
TRFK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$43,086,699	$—	$—	$—	$43,086,699
Total Investments in Securities	$43,086,699	$—	$—	$—	$43,086,699

^	See Schedule of Investments for sector breakouts.
ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,307,967,564	$—	$—	$—	$1,307,967,564
Preferred Stocks	14,937,145	—	—	—	14,937,145
Investments Purchased with Proceeds from Securities Lending	—	—	—	46,961,686	46,961,686
Total Investments in Securities	$1,322,904,709	$—	$—	$46,961,686	$1,369,866,395

^	See Schedule of Investments for country breakouts.
ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$107,103,679	$—	$0	$—	$107,103,679
Preferred Stocks	982,582	—	—	—	982,582
Investments Purchased with Proceeds from Securities Lending	—	—	—	5,872,998	5,872,998
Total Investments in Securities	$108,086,261	$—	$—	$5,872,998	$113,959,259

^	See Schedule of Investments for country breakouts.

159

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2024
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 10/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ 0	Market comparable companies	Discount for lack of marketability	$ 0.00

*	Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.
GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,041,471,331	$—	$—	$—	$2,041,471,331
Investments Purchased with Proceeds from Securities Lending	—	—	—	153,159,631	153,159,631
Total Investments in Securities	$2,041,471,331	$—	$—	$153,159,631	$2,194,630,962

^	See Schedule of Investments for country breakouts.
INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$7,977,144	$—	$—	$—	$7,977,144
Real Estate Investment Trusts	173,109,400	—	—	—	173,109,400
Investments Purchased with Proceeds from Securities Lending	—	—	—	12,785,723	12,785,723
Contingent Value Rights	—	—	0	—	—
Total Investments in Securities	$181,086,544	$—	$—	$12,785,723	$193,872,267

^	See Schedule of Investments for sector breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INDS(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2024
Rights	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

160

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

INDS	Fair Value as of 10/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ —	Acquisition Price	Stale Data	$ 0.00

(a)	Table presents information for one security: ESR-LOGOS REIT, which has been valued at $0.00 throughout the period.
SHPP

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,093,361	$—	$—	$—	$1,093,361
Total Investments in Securities	$1,093,361	$—	$—	$—	$1,093,361

^	See Schedule of Investments for sector breakouts.
ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$201,870,890	$—	$—	$—	$201,870,890
Real Estate Investment Trusts	3,928,059	—	—	—	3,928,059
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,346,271	6,346,271
Total Investments in Securities	$205,798,949	$—	$—	$6,346,271	$212,145,220

^	See Schedule of Investments for sector breakouts.
PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$341,480,405	$—	$—	$—	$341,480,405
Real Estate Investment Trusts	1,905,413	—	—	—	1,905,413
Investments Purchased with Proceeds from Securities Lending	—	—	—	4,834,392	4,834,392
Total Investments in Securities	$343,385,818	$—	$—	$4,834,392	$348,220,210

^	See Schedule of Investments for sector breakouts.
PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$54,971,609	$—	$—	$—	$54,971,609
Real Estate Investment Trusts	6,915,385	—	—	—	6,915,385
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,855,806	11,855,806
Total Investments in Securities	$61,886,994	$—	$—	$11,855,806	$73,742,800

^	See Schedule of Investments for sector breakouts.

161

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
GLBL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$783,626	$—	$—	$—	$783,626
Real Estate Investment Trusts	28,778	—	—	—	28,778
Total Investments in Securities	$812,404	$—	$—	$—	$812,404

^	See Schedule of Investments for sector breakouts.
QQQG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,074,159	$—	$—	$—	$2,074,159
Total Investments in Securities	$2,074,159	$—	$—	$—	$2,074,159

^	See Schedule of Investments for sector breakouts.
PATN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$801,431	$—	$—	$—	$801,431
Preferred Stocks	2,990	—	—	—	2,990
Total Investments in Securities	$804,421	$—	$—	$—	$804,421

^	See Schedule of Investments for sector breakouts.
FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Bank Loans	$—	$214,047,481	$—	$—	$214,047,481
Closed-End Funds	18,231	—	—	—	18,231
Collateralized Loan Obligations	—	113,108,297	—	—	113,108,297
Corporate Bonds	—	50,955,700	—	—	50,955,700
Exchange Traded Funds	1,267,392	—	—	—	1,267,392
Total Investments in Securities	$1,285,623	$378,111,478	$—	$—	$379,397,101

^	See Schedule of Investments for sector breakouts.
PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$740,729,475	$—	$—	$—	$740,729,475
U.S. Government Notes/Bonds	—	565,235,443	—	—	565,235,443
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,918,650	20,918,650
Total Investments in Securities	$740,729,475	$565,235,443	$—	$20,918,650	$1,326,883,568

^	See Schedule of Investments for sector breakouts.

162

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$29,517,459	$—	$6,573	$—	$29,524,032
Preferred Stocks	253,467	—	—	—	253,467
Real Estate Investment Trusts	173,618	—	—	—	173,618
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,998,249	2,998,249
Total Investments in Securities	$29,944,544	$—	$6,573	$2,998,249	$32,949,366

^	See Schedule of Investments for country breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2024
Common Stocks	$6,449	$ —	$ 124	$ —	$ —	$ —	$ —	$6,573

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,573	Last Trade Price	Stale Data	4.8 EUR

(a)	Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the period.
TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$52,592,274	$—	$—	$—	$52,592,274
Total Investments in Securities	$52,592,274	$—	$—	$—	$52,592,274

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$139,053,794	$—	$—	$—	$139,053,794
Exchange Traded Funds	5,849,672	—	—	—	5,849,672
Preferred Stocks	362,786	—	—	—	362,786
Real Estate Investment Trusts	547,384	—	—	—	547,384
Warrants	—	—	0	—	—
Investments Purchased with Proceeds from Securities Lending	—	—	—	27,401,493	27,401,493
Total Investments in Securities	$145,813,636	$—	$—	$27,401,493	$173,215,129

^	See Schedule of Investments for country breakouts.

163

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTIN(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2024
Warrants	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ —

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 10/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$ —	US Line	Delisting	0.00 CAD

(a)	Table presents information for one security: Constellation Software, Inc. which has been valued at 0.00 CAD throughout the period.
PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$173,981,177	$—	$—	$173,981,177
Investments Purchased with Proceeds from Securities Lending	—	—	—	16,376,878	16,376,878
Total Investments in Securities	$—	$173,981,177	$—	$16,376,878	$190,358,055

^	See Schedule of Investments for sector breakouts.
PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,082,761,320	$—	$—	$—	$3,082,761,320
Real Estate Investment Trusts	67,420,020	—	—	—	67,420,020
Investments Purchased with Proceeds from Securities Lending	—	—	—	31,168,328	31,168,328
Total Investments in Securities	$3,150,181,340	$—	$—	$31,168,328	$3,181,349,668

^	See Schedule of Investments for sector breakouts.
PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$392,980,839	$—	$—	$—	$392,980,839
Real Estate Investment Trusts	30,870,342	—	—	—	30,870,342
Investments Purchased with Proceeds from Securities Lending	—	—	—	50,916,252	50,916,252
Total Investments in Securities	$423,851,181	$—	$—	$50,916,252	$474,767,433

^	See Schedule of Investments for sector breakouts.

164

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$24,875,035,814	$—	$—	$—	$24,875,035,814
Investments Purchased with Proceeds from Securities Lending	—	—	—	485,605,337	485,605,337
Total Investments in Securities	$24,875,035,814	$—	$—	$485,605,337	$25,360,641,151

^	See Schedule of Investments for sector breakouts.
BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$63,989,772	$—	$—	$—	$63,989,772
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,730,702	3,730,702
Total Investments in Securities	$63,989,772	$—	$—	$3,730,702	$67,720,474

^	See Schedule of Investments for sector breakouts.
PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$63,444,596	$—	$—	$—	$63,444,596
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,478,252	6,478,252
Total Investments in Securities	$63,444,596	$—	$—	$6,478,252	$69,922,848

^	See Schedule of Investments for sector breakouts.
COWG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$260,923,382	$—	$—	$—	$260,923,382
Total Investments in Securities	$260,923,382	$—	$—	$—	$260,923,382

^	See Schedule of Investments for sector breakouts.
CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$9,955,456,438	$—	$—	$—	$9,955,456,438
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,243,009,731	1,243,009,731
Total Investments in Securities	$9,955,456,438	$—	$—	$1,243,009,731	$11,198,466,169

^	See Schedule of Investments for sector breakouts.

165

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
CAFG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$17,548,448	$—	$—	$—	$17,548,448
Total Investments in Securities	$17,548,448	$—	$—	$—	$17,548,448

^	See Schedule of Investments for sector breakouts.
PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$15,657,794	$—	$—	$—	$15,657,794
Real Estate Investment Trusts	3,618,869	—	—	—	3,618,869
Contingent Value Rights	—	—	0	—	—
Total Investments in Securities	$19,276,663	$—	$—	$—	$19,276,663

^	See Schedule of Investments for sector breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2024
Rights	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ —	Acquisition Price	Stale Data	$0.00
Rights	$—	Acquisition Price	Stale Data	$0.00

(a)	Table presents information for two securities, Abiomed, Inc. has been valued at $0.00 and Bristol—Myers Squibb Co. has been valued at $0.00 throughout the period.
^	See Schedule of Investments for sector breakouts.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

166

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
C.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in each of the Fund’s 2024 tax returns. During the year/period ended April 30, 2024, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for PTLC, PTMC, PTNQ, PTEU, PTIN and TRND, are declared and paid on an annual basis. COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, ALTL, PAMC, PALC, PEXL, TRFK, SHPP, QQQG, PATN and GLBL are declared and paid on a quarterly basis. PTBD and FLRT are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2024, the following table shows the reclassifications made:

167

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	$(12,168,879)	$12,168,879
PTMC	(1,888,737)	1,888,737
PTNQ	(44,667,244)	44,667,244
PTEU	(737,761)	737,761
PTIN	(747,358)	747,358
PTBD	(444,405)	444,405
TRND	(1,298,824)	1,298,824
COWZ	(866,093,044)	866,093,044
CALF	(217,443,133)	217,443,133
GCOW	(9,848,366)	9,848,366
ICOW	(22,307,725)	22,307,725
ECOW	—	—
COWG	(4,168,391)	4,168,391
CAFG	(491,388)	491,388
BUL	(2,345,464)	2,345,464
HERD	(2,475,114)	2,475,114
PWS	(428,196)	428,196
INDS	(137,585)	137,585
SRVR	21,552,673	(21,552,673)
SZNE	(7,642,905)	7,642,905
PAMC	(5,085,174)	5,085,174
PALC	(47,189,312)	47,189,312
PEXL	(3,088,487)	3,088,487
FLRT	—	—
SHPP	—	—
TRFK	(114,611)	114,611

QQQG, PATN and GLBL commenced operations after April 30, 2024.
During the fiscal year/period ended April 30, 2024, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid- in-capital.

PTLC	$15,477,025
PTMC	2,724,049
PTNQ	44,843,094
PTEU	(230,162)
PTIN	1,017,901
PTBD	444,405
TRND	1,420,611
COWZ	902,699,272
CALF	220,578,371
GCOW	10,477,781
ICOW	22,708,144
ECOW	—
COWG	4,356,668

168

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

CAFG	$508,608
BUL	2,435,139
HERD	2,561,250
PWS	506,058
INDS	637,413
SRVR	(8,036,393)
SZNE	7,698,818
ALTL	14,731,884
PAMC	5,144,555
PALC	48,417,971
PEXL	3,259,712
FLRT	—
SHPP	637,413
TRFK	115,344

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
PTLC	0.60%
PTMC	0.60%
PTNQ	0.65%
PTEU	0.65%
PTIN	0.65%
PTBD	0.60%
TRND	0.15%
COWZ	0.49%
CALF	0.59%
GCOW	0.60%
ICOW	0.65%
ECOW	0.70%
COWG	0.49%
CAFG	0.59%
BUL	0.60%
HERD	0.15%
PWS	0.60%
INDS	0.60%
SRVR	0.60%
SZNE	0.60%
ALTL	0.60%

169

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Annual Rate of Average Daily Net Assets
PAMC	0.60%
PALC	0.60%
PEXL	0.60%
FLRT	0.60%
SHPP	0.60%
TRFK	0.60%
QQQG	0.49%
PATN	0.65%
GLBL	0.65%

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Asset Management (“Vident”) serves as the sub-adviser to PTBD and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident and Aristotle Pacific are paid by the Adviser.
Effective November 1, 2023, pursuant to a contractual agreement between the Trust on behalf of each INDS and SRVR, the Adviser shall waive a portion of its advisory fee under the Advisory Agreement with respect to each Fund which limits each Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.55% of the average daily net assets of each Fund. For the year ended April 30, 2024, the Adviser’s management fee was reduced by $104,738 and $235,501 in INDS and SRVR, respectively. This contractual agreement expires on October 31, 2024. The Adviser is not entitled to recoup any fees that have been previously waived.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.
Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for the day-to-day management of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset Management LLC (Pacific Asset), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended October 31, 2024.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

170

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of October 31, 2024, the Funds in following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the year/period ended October 31, 2024, the Funds (excluding TRND, COWG, CAFG, HERD, FLRT, TRFK, and SHPP) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2024.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
HERD	$—
SZNE	4,182,473
SRVR	34,949,187
TRFK	—
ICOW	46,961,686
ECOW	5,872,998
GCOW	153,159,631
INDS	12,785,723

171

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
SHPP	$—
ALTL	6,346,271
PALC	4,834,392
PAMC	11,855,806
GLBL	—
QQQG	—
PATN	—
FLRT	—
PTNQ	20,918,650
PTEU	2,998,249
TRND	—
PTIN	27,401,493
PTBD	16,376,878
PTLC	32,168,328
PTMC	50,916,252
COWZ	485,605,336
BUL	3,730,702
PEXL	6,478,252
COWG	—
CALF	494,317,218
CAFG	—
PWS	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2024:
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
HERD
Securities Lending	$—	$ —	$—	$—	$ —	$ —
SZNE
Securities Lending	4,182,473	—	4,182,473	4,182,473	—	—
SRVR
Securities Lending	34,949,187	—	34,949,187	34,949,187	—	—
TRFK
Securities Lending	—	—	—	—	—	—
ICOW
Securities Lending	46,961,686	—	46,961,686	46,961,686	—	—

172

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
ECOW
Securities Lending	$5,872,998	$ —	$5,872,998	$5,872,998	$ —	$ —
GCOW
Securities Lending	153,159,631	—	153,159,631	153,159,631	—	—
INDS
Securities Lending	12,785,723	—	12,785,723	12,785,723	—	—
SHPP
Securities Lending	—	—	—	—	—	—
ALTL
Securities Lending	6,346,271	—	6,346,271	6,346,271	—	—
PALC
Securities Lending	4,834,392	—	4,834,392	4,834,392	—	—
PAMC
Securities Lending	11,855,806	—	11,855,806	11,855,806	—	—
GLBL
Securities Lending	—	—	—	—	—	—
QQQG
Securities Lending	—	—	—	—	—	—
PATN
Securities Lending	—	—	—	—	—	—
FLRT
Securities Lending	—	—	—	—	—	—
PTNQ
Securities Lending	20,918,650	—	20,918,650	20,918,650	—	—
PTEU
Securities Lending	2,998,249	—	2,998,249	2,998,249	—	—
TRND
Securities Lending	—	—	—	—	—	—
PTIN
Securities Lending	27,401,493	—	27,401,493	27,401,493	—	—
PTBD
Securities Lending	16,376,878	—	16,376,878	16,376,878	—	—
PTLC
Securities Lending	32,168,328	—	32,168,328	32,168,328	—	—
PTMC
Securities Lending	50,916,252	—	50,916,252	50,916,252	—	—
COWZ
Securities Lending	485,605,336	—	485,605,336	485,605,336	—	—
BUL
Securities Lending	3,730,702	—	3,730,702	3,730,702	—	—
PEXL
Securities Lending	6,478,252	—	6,478,252	6,478,252	—	—
COWG
Securities Lending	—	—	—	—	—	—

173

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
CALF
Securities Lending	$494,317,218	$ —	$494,317,218	$494,317,218	$ —	$ —
CAFG
Securities Lending	—	—	—	—	—	—
PWS
Securities Lending	—	—	—	—	—	—

NOTE 8 – INVESTMENT TRANSACTIONS
For the year/period ended October 31, 2024, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
HERD	$1,866,021	$1,999,037	$7,622,424	$13,444,349	$—	$—
SZNE	37,465,415	37,872,214	—	5,669,737	—	—
SRVR	88,177,992	88,922,983	8,181,457	52,827,871	—	—
TRFK	10,064,304	10,171,111	9,024,967	—	—	—
ICOW	575,174,903	598,119,566	136,639,954	155,142,711	—	—
ECOW	48,255,207	44,406,598	19,405,486	16,177,969	—	—
GCOW	539,551,302	539,673,862	306,317,483	239,856,556	—	—
INDS	14,512,945	13,675,837	—	34,497,067	—	—
SHPP	219,512	233,144	—	—	—	—
ALTL	86,546,645	86,953,765	—	75,077,632	—	—
PALC	537,664,071	536,366,657	117,721,842	103,974,525	—	—
PAMC	127,898,861	127,612,117	32,868,730	30,817,484	—	—
GLBL	3,095	2,475	802,753	—	—	—
QQQG	46,614	—	2,016,444	—	—	—
PATN	257,866	—	545,094	—	—	—
FLRT	221,771,493	80,329,440	—	—	—	—
PTNQ	4,629,786	3,999,799	22,031,542	3,862,890	—	—
PTEU	3,079,969	2,652,556	—	10,389,585	—	—
TRND	1,680,569	1,382,078	1,680,524	3,152,113	—	—
PTIN	15,297,522	13,977,232	5,848,860	14,937,334	—	—
PTBD	539,573,906	538,203,506	13,130,950	18,095,747	284,534,961	284,238,357
PTLC	56,057,529	45,046,206	184,523,880	17,170,872	—	—
PTMC	41,337,858	39,381,957	19,347,058	13,913,145	—	—
COWZ	13,430,540,548	13,554,477,061	10,141,736,564	8,607,050,659	—	—
BUL	28,085,459	27,618,197	45,485,553	35,255,311	—	—
PEXL	21,087,188	20,879,630	17,207,936	17,453,037	—	—
COWG	114,902,538	112,394,428	122,598,909	17,521,757	—	—
CALF	4,997,859,496	5,126,355,593	1,787,233,406	2,167,300,736	—	—
CAFG	10,378,154	10,262,661	10,319,537	3,218,435	—	—
PWS	53,894,932	50,397,100	—	1,456,902	20,428,948	19,547,595

174

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES
The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index,, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Paer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2024	Purchases	Sales	Balance October 31, 2024
PTBD	508,593	42,451	(32,707)	518,337
PTIN	356,544	22,481	(29,627)	349,398
PTLC	218,565	7,475	(22,533)	203,507
PTMC	292,679	20,421	(24,019)	289,081
PTNQ	150,803	9,357	(14,732)	145,428

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$ 10,434,124	$294,151	$(11,714)	$91,974
PTIN	10,286,277	—	127,722	343,388
PTLC	10,588,469	—	312,638	966,796
PTMC	10,655,526	—	101,848	762,319
PTNQ	10,627,878	—	314,581	531,427
Total	52,592,274	294,151	845,075	2,695,904

175

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF Index	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2024	Purchases	Sales	Balance October 31, 2024
BUL	460,089	35,071	(94,353)	400,807
CALF	402,486	60,959	(58,104)	405,341
COWZ	339,100	32,342	(47,756)	323,686
GCOW	563,787	44,218	(95,831)	512,174
ICOW	609,263	61,952	(85,795)	585,420

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$ 18,367,582	$28,995	$588,956	$1,760,570
CALF	17,956,606	98,086	446,974	(1,023,066)
COWZ	18,424,207	177,414	479,638	208,386
GCOW	18,049,012	552,198	291,078	360,914
ICOW	17,717,736	657,152	309,263	(988,750)
Total	90,515,143	1,513,845	2,115,909	318,054

176

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 10 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2024 were as follows:

	PTLC	PTMC	PTNQ	PTEU	PTIN
Tax cost of Investments	$2,386,659,462	$439,038,457	$1,381,941,633	$43,061,918	$171,131,414
Unrealized Appreciation	477,115,222	42,554,637	163,190,260	3,844,667	22,323,005
Unrealized Depreciation	(150,472,765)	(10,690,572)	(17,076,404)	(1,548,761)	(10,702,112)
Net unrealized appreciation (depreciation)	326,642,457	31,864,065	146,113,856	2,295,906	11,620,893
Undistributed Ordinary income	6,125,009	1,036,862	8,554,710	265,048	1,788,565
Undistributed Long-term capital gain	—	—	—	—	—
Distributable earnings	6,125,009	1,036,862	8,554,710	265,048	1,788,565
Other accumulated gain/(loss)	(232,872,513)	(131,894,301)	(28,967,506)	(48,776,568)	(20,649,742)
Total accumulated gain/(loss)	$99,894,953	$(98,993,374)	$125,701,060	$(46,215,614)	$(7,240,284)

	PTBD	TRND	COWZ	CALF	GCOW
Tax cost of Investments	$195,470,224	$48,524,276	$21,986,753,752	$10,138,174,414	$2,103,792,967
Unrealized Appreciation	3,600,618	5,423,537	2,666,911,885	883,492,050	169,054,460
Unrealized Depreciation	(2,686,881)	(3,723,420)	(975,237,163)	(651,770,789)	(141,072,794)
Net unrealized appreciation (depreciation)	913,737	1,700,117	1,691,674,722	231,721,261	27,981,666
Undistributed Ordinary income	261,706	213,638	35,837,423	5,109,271	19,479,603
Undistributed Long-term capital gain	—	—	—	—	—
Distributable earnings	261,706	213,638	35,837,423	5,109,271	19,479,603
Other accumulated gain/(loss)	(261,447,133)	(943,934)	(535,356,974)	(19,868,791)	(29,425,854)
Total accumulated gain/(loss)	$(260,271,690)	$969,821	$1,192,155,171	$216,961,741	$18,035,415

177

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

	ICOW	ECOW	COWG	CAFG	BUL
Tax cost of Investments	$1,482,476,202	$92,409,896	$118,533,125	$9,229,962	$48,953,355
Unrealized Appreciation	125,974,035	13,178,422	7,986,302	455,749	5,666,320
Unrealized Depreciation	(93,523,270)	(9,228,952)	(6,342,675)	(520,928)	(1,213,693)
Net unrealized appreciation (depreciation)	32,450,765	3,949,470	1,643,627	(65,179)	4,452,627
Undistributed Ordinary income	33,029,919	2,006,284	8,895	—	—
Undistributed Long-term capital gain	—	—	—	—	—
Distributable earnings	33,029,919	2,006,284	8,895	—	—
Other accumulated gain/(loss)	(6,860,899)	(3,319,313)	(914,625)	(70,878)	(4,706,064)
Total accumulated gain/(loss)	$58,619,785	$2,636,441	$737,897	$(136,057)	$(253,437)

	HERD	PWS	INDS	SRVR	SZNE
Tax cost of Investments	$86,956,977	$22,598,306	$232,268,767	$548,141,339	$46,790,873
Unrealized Appreciation	7,560,825	1,571,440	5,985,629	24,254,170	858
Unrealized Depreciation	(481,682)	(834,098)	(29,675,258)	(125,470,631)	(8,542)
Net unrealized appreciation (depreciation)	7,079,143	737,342	(23,689,629)	(101,216,461)	(7,684)
Undistributed Ordinary income	—	2,741	100,987	97,065	8,527
Undistributed Long-term capital gain	—	—	—	—	—
Distributable earnings	—	2,741	100,987	97,065	8,527
Other accumulated gain/(loss)	—	(27,663,504)	(58,275,640)	(263,364,797)	(27,412,930)
Total accumulated gain/(loss)	$7,079,143	$(26,923,421)	$(81,864,282)	$(364,484,193)	$(27,412,087)

	ALTL	PAMC	PALC
Tax cost of Investments	$269,606,589	$65,567,536	$294,001,679
Unrealized Appreciation	7,801,130	4,702,988	24,513,555
Unrealized Depreciation	(8,016,824)	(1,942,682)	(12,600,717)
Net unrealized appreciation (depreciation)	(215,694)	2,760,306	11,912,838
Undistributed Ordinary income	428,625	11,256	170,639
Undistributed Long-term capital gain	—	—	—
Distributable earnings	428,625	11,256	170,639
Other accumulated gain/(loss)	(264,586,547)	(8,448,044)	(46,801,598)
Total accumulated gain/(loss)	$(264,373,616)	$(5,676,482)	$(34,718,121)

178

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

	PEXL	FLRT	SHPP	TRFK
Tax cost of Investments	$63,287,707	$235,327,163	$1,003,838	$27,295,789
Unrealized Appreciation	7,019,663	3,200,850	144,425	3,338,029
Unrealized Depreciation	(2,155,379)	(536,213)	(96,124)	(1,823,398)
Net unrealized appreciation (depreciation)	4,864,284	2,664,637	48,301	1,514,631
Undistributed Ordinary income	—	424,750	14,591	123,121
Undistributed Long-term capital gain	—	—	—	10,279
Distributable earnings	—	424,750	14,591	133,400
Other accumulated gain/(loss)	(1,039,920)	(3,475,284)	(2,328)	—
Total accumulated gain/(loss)	$3,824,364	$(385,897)	$60,564	$1,648,031

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2024 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
At April 30, 2024, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$(120,467,978)	$(112,404,535)	Indefinite
PTMC	(131,854,933)	—	Indefinite
PTNQ	(12,631,202)	(16,336,304)	Indefinite
PTEU	(38,076,088)	(10,686,286)	Indefinite
PTIN	(16,458,290)	(4,176,064)	Indefinite
PTBD	(261,236,012)	(211,121)	Indefinite
TRND	(527,317)	(416,617)	Indefinite
COWZ	(283,783,366)	(251,573,608)	Indefinite
CALF	—	(19,868,791)	Indefinite
GCOW	(3,760,510)	(25,665,344)	Indefinite
ICOW	(3,301,284)	(3,559,615)	Indefinite
ECOW	(2,122,928)	(1,196,385)	Indefinite
COWG	(888,588)	(26,037)	Indefinite
CAFG	(70,878)	—	Indefinite
BUL	(4,444,605)	(261,459)	Indefinite
HERD	—	—	Indefinite
PWS	(27,663,504)	—	Indefinite
INDS	(45,486,103)	(12,789,537)	Indefinite
SRVR	(46,157,919)	(217,206,878)	Indefinite
SZNE	(27,412,930)	—	Indefinite
ALTL	(264,579,997)	(6,550)	Indefinite
PAMC	(8,448,044)	—	Indefinite
PALC	(45,573,218)	(1,228,380)	Indefinite
PEXL	(949,045)	(90,875)	Indefinite
FLRT	(2,891,434)	(583,850)	Indefinite
SHPP	(380)	(1,948)	Indefinite
TRFK	—	—	Indefinite

QQQG, PATN and GLBL commenced operations after April 30, 2024.

179

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2024, was as follows:

Ordinary Income
HERD	$—
SZNE	225,006
SRVR	6,081,583
TRFK	154,338
ICOW	50,698,077
ECOW	4,264,643
GCOW	58,379,138
INDS	2,836,872
SHPP	23,724
ALTL	1,993,802
PALC	1,430,702
PAMC	262,733
GLBL	—
QQQG	879
PATN	—
FLRT	13,983,702
PTNQ	—
PTEU	—
TRND	—
PTIN	—
PTBD	5,039,181
PTLC	—
PTMC	—
COWZ	235,560,639
BUL	93,621
PEXL	159,415
COWG	384,420
CALF	49,868,344
CAFG	23,428
PWS	112,156

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2024 was as follows:

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTLC	$26,415,381	$ —	$—	$—
PTMC	3,237,926	—	—	—
PTNQ	4,142,394	—	—	—
PTEU	273,384	—	—	—
PTIN	444,569	—	—	—
PTBD	26,684,806	—	—	—
TRND	942,758	—	—	—

180

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
COWZ	$193,788,560	$ —	$—	$—
CALF	16,000,780	—	—	—
GCOW	33,617,374	—	—	—
ICOW	7,687,068	—	—	—
ECOW	973,073	—	—	—
COWG	9,399	—	—	—
BUL	382,192	—	—	—
HERD	584,387	—	117	1,841
PWS	597,772	—	—	—
INDS	6,149,407	—	—	—
SRVR	18,743,593	—	1,717,631	—
SZNE	826,693	—	—	—
ALTL	9,575,595	—	—	488,359
PAMC	410,052	—	—	20,581
PALC	3,553,899	—	—	—
PEXL	62,468	—	—	—
FLRT	5,819,045	—	—	—
TRFK	5,555	—	—	—
SHPP	12,171	—	—	—

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
NOTE 13 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Industrials Sector Risk. The SHPP Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•
Information Technology Sector Risk. The TRFK Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation

181

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
NOTE 14 – SUBSEQUENT EVENT
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.
On November 20, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of November 21, 2024, payable November 27, 2024, as follows:

	Ordinary Income	Per Share Amount
FLRT	$2,316,178	$0.27410395
PTBD	834,438	0.09591244

On December 26, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of December 27, 2024, payable January 2, 2025, as follows:

	Ordinary Income	Per Share Amount
SZNE	$113,942	$0.12660222
SRVR	472,861	0.03414159
TRFK	—	—
ICOW	3,845,691	0.09886095
ECOW	2,623,429	0.55230084
GCOW	20,326,602	0.35504982
INDS	1,900,539	0.43194068
SHPP	1,876	0.04690000
ALTL	912,078	0.19614581
PALC	1,275,801	0.17719458
PAMC	320,865	0.21391000
GLBL	1,271	0.03177500
QQQG	1,103	0.00919167
PATN	2,334	0.05835000
FLRT	3,435,802	0.37880948
PTNQ	26,511,031	1.44869022
PTEU	918,289	0.83480818
PTIN	3,741,817	0.74095386
PTBD	1,221,918	0.15085407
PTLC	22,354,127	0.35823921
PTMC	3,747,410	0.32029145
COWZ	105,400,255	0.23757524
BUL	14,141	0.00857030
PEXL	72,112	0.05768960
COWG	811,410	0.05016445
CALF	26,419,840	0.14200398
CAFG	8,043	0.01005375
PWS	133,961	0.20609355

182

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
On December 27, 2024 the following Funds declared a distribution from ordinary income to shareholders of record as of December 30, 2024, payable January 3, 2025 as follows:

	Ordinary Income	Per Share Amount
HERD	$378,710	$0.16115319
TRND	1,236,269	0.74925394

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
HERD	$1,930,353	$ —	$ 262	$ 3,388
SZNE	614,377	—	—	—
SRVR	21,236,193	—	—	—
TRFK	8,801	—	—	—
ICOW	31,659,355	—	—	—
ECOW	3,557,922	—	—	—
GCOW	103,433,974	—	—	—
INDS	8,470,476	—	—	—
SHPP	29,550	—	—	—
ALTL	5,527,814	—	—	—
PALC	2,027,944	—	—	—
PAMC	258,009	—	—	—
GLBL	—	—	—	—
QQQG	—	—	—	—
PATN	—	—	—	—
FLRT	13,662,425	—	—	—
PTNQ	15,996,062	—	—	—
PTEU	1,192,866	—	—	—
TRND	1,304,500	—	—	—
PTIN	3,142,461	—	—	—
PTBD	13,319,148	—	—	—
PTLC	28,840,382	—	—	—
PTMC	7,000,000	—	—	—
COWZ	341,685,265	—	—	—
BUL	657,918	—	—	16,317
PEXL	199,688	—	—	7,444
COWG	265,559	—	—	—
CALF	58,323,606	—	—	—
CAFG	23,563	—	—	93
PWS	453,354	—	—	—

183

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains
For the fiscal year/period ended April 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
PTLC	68.15%	68.04%	0.00%
PTMC	49.35%	44.25%	0.00%
PTNQ	27.32%	20.04%	0.00%
PTEU	91.62%	0.79%	0.00%
PTIN	99.78%	2.95%	0.00%
PTBD	0.00%	0.00%	0.00%
TRND	30.54%	15.12%	0.00%
COWZ	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
GCOW	88.47%	24.69%	0.00%
ICOW	72.82%	0.00%	0.00%
ECOW	63.42%	0.61%	0.00%
COWG	100.00%	100.00%	0.00%
CAFG	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
HERD	87.13%	44.42%	0.39%
PWS	35.50%	34.08%	0.00%
INDS	37.55%	2.32%	0.00%
SRVR	31.96%	2.06%	0.00%
SZNE	100.00%	100.00%	0.00%
ALTL	100.00%	100.00%	0.00%
PAMC	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%
FLRT	0.00%	0.00%	0.00%
TRFK	79.47%	63.95%	26.71%
SHPP	72.11%	23.55%	0.00%

184

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	1,357,518	209,424	0.88	0.14
PTIN	4,323,287	461,253	0.81	0.09
PTBD	—	—	—	—
TRND	219,006	18,535	0.13	0.01
COWZ	—	—	—	—
CALF	—	—	—	—
GCOW	80,299,989	6,392,814	1.43	0.11
ICOW	46,841,713	4,686,257	1.05	0.11
ECOW	4,787,424	545,107	1.01	0.11
COWG	—	—	—	—
CAFG	—	—	—	—
BUL	—	—	—	—
HERD	1,308,198	129,755	0.52	0.05
PWS	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
SZNE	—	—	—	—
ALTL	—	—	—	—
PAMC	—	—	—	—
PALC	—	—	—	—
PEXL	—	—	—	—
FLRT	—	—	—	—
TRFK	—	—	—	—
SHPP	22,815	3,617	0.57	0.09

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

185

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
PTBD
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Trendpilot Bond ETF Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Trendpilot US Bond ETF (“Trendpilot Bond ETF” or the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between the Adviser and Vident Asset Management (“Vident” or the “Sub-Adviser”) with respect to the Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement.
Representatives from the Adviser and Vident presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Vident’s services, fees and other aspects of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (2) the Adviser’s and Vident’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (3) the Adviser’s and Vident’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Vident is prepared to provide to Trendpilot Bond ETF; (5) the advisory fee payable by the Trendpilot Bond ETF to the Adviser for its services and the sub-advisory fee payable to Vident by the Adviser under the Vident Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Vident.

186

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
In considering the approval of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident, including the performance of the Adviser and Vident with respect to the Trendpilot Bond ETF; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Trendpilot Bond ETF, of the advisory services to be provided to the Trendpilot Bond ETF; (iii) the fee paid to Vident by the Adviser; and (iv) potential economies of scale.
•
Nature, Extent and Quality of Services to be Provided by the Adviser and Vident. The Board reviewed the scope of services provided by the Adviser under the Trendpilot Bond ETF Advisory Agreement and Vident under the Vident Sub-Advisory Agreement. In this regard, the Trustees reviewed the Trendpilot Bond ETF’s investment goal and investment strategy, and each of the Adviser’s and Vident’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Vident, the Board considered Vident’s ability to ensure compliance with the Trendpilot Bond ETF’s strategies, policies, and limitations. The Board reviewed, a comparison of the Fund’s performance for the one-year, three-year and since inception periods ended June 30, 2024, to that of its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Trustees also considered the successful performance of Vident in managing the Trendpilot Bond ETF. In addition, the Trustees reviewed the management team at the Adviser and Vident that is responsible for managing the Trendpilot Bond ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Vident and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Vident’s compliance program as such relates to the operation of the Bond ETF.

Based on its review, the Board determined that each of the Adviser and Vident is capable of providing all necessary advisory and sub-advisory services required by the Trendpilot Bond ETF, as indicated by the Adviser’s and Vident’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Trendpilot Bond ETF relative to its underlying index and other products managed by the Adviser and Vident with similar investment objectives and strategies as the Bond ETF. The Board also considered other services provided to the Bond ETF by the Adviser and Vident, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Trendpilot Bond ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Trendpilot Bond ETF by the Adviser and Vident, respectively.
•
Costs and Benefits of Advisory Services to be Provided to the Trendpilot Bond ETF. In considering the advisory fees payable by the Trust to the Adviser and the Trendpilot Bond ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared Trendpilot Bond ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Trendpilot Bond ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of the Trendpilot Bond ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this

187

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fallout” benefits received by the Adviser from its relationship with the Trendpilot Bond ETF, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Trendpilot Bond ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Costs and Benefits of Vident’s Sub-Advisory Services to be Provided to the Trendpilot Bond ETF. The Board noted that the sub-advisory fees paid to Vident are paid by the Adviser and would not be additional fees to be borne by Trendpilot Bond ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Vident. In considering the sub-advisory fees payable by the Adviser to Vident, the Board evaluated the compensation and benefits received or likely to be received by Vident from the Adviser relating to the services provided to the Trendpilot Bond ETF. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Vident under the Vident Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.

•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
USAI, GCOW, COWZ, PTEU, PWS and COWG
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU), Pacer Wealthshield ETF (PWS) and Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) (each, a “Fund” and together, the “September Renewal Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.
The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with

188

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.
Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
•
Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.

Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed, a comparison of each September Renewal Fund’s performance for the one-year, three-year, five-year and since inception periods ended June 30, 2024, to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each of the September Renewal Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.

189

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
•
Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
QQQG, GLBL, and PATN
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Nasdaq 100 Top 50 Cash Cows ETF, Pacer MSCI World Industry Advantage ETF, and Pacer Nasdaq International Patent Leaders ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the

190

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to each Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to each Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each Fund. The Trustees considered the methodology of each Funds’ underlying indexes. The Trustees also considered each Fund’s investment strategy and the manner in which the Adviser would manage each Fund pursuant to such strategy. The Trustees also considered other services to be provided to each Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with the exemptive order applicable to such Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser.
Cost of Advisory Services Provided and Economies of Scale
In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing

191

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by each Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that each Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage each Fund. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of each Fund may grow in the future.
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

192

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP
Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355
LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019
Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111
Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany
S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009
Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Fund	Ticker	CUSIP
PACER TRENDPILOT® US LARGE CAP ETF	PTLC	69374H105
PACER TRENDPILOT® US MID CAP ETF	PTMC	69374H204
PACER TRENDPILOT® 100 ETF	PTNQ	69374H303
PACER TRENDPILOT® EUROPEAN INDEX ETF	PTEU	69374H808
PACER TRENDPILOT® INTERNATIONAL ETF	PTIN	69374H683
PACER TRENDPILOT® US BOND ETF	PTBD	69374H642
PACER TRENDPILOT® FUND OF FUNDS ETF	TRND	69374H675
PACER US CASH COWS 100 ETF	COWZ	69374H881
PACER US SMALL CAP CASH COWS 100 ETF	CALF	69374H857
PACER GLOBAL CASH COWS DIVIDEND ETF	GCOW	69374H709
PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF	ICOW	69374H873
PACER EMERGING MARKETS CASH COWS 100 ETF	ECOW	69374H665
PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF	COWG	69374H360
PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF	CAFG	69374H352
PACER US CASH COWS GROWTH ETF	BUL	69374H667
PACER CASH COWS FUND OF FUNDS ETF	HERD	69374H659
PACER WEALTHSHIELD ETF	PWS	69374H840
PACER INDUSTRIAL REAL ESTATE ETF	INDS	69374H766
PACER DATA & INFRASTRUCTURE REAL ESTATE ETF	SRVR	69374H741
PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION INDEX ETF	SZNE	69374H691
PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF	QQQG	69374H329
PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF	PATN	69374H311
PACER LUNT LARGE CAP ALTERNATOR ETF	ALTL	69374H717
PACER LUNT MID CAP MULTI-FACTOR ALTERNATOR ETF	PAMC	69374H725
PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF	PALC	69374H816
PACER US EXPORT LEADERS ETF	PEXL	69374H402
PACER PACIFIC ASSET FLOATING RATE HIGH INCOME ETF	FLRT	69374H428
PACER DATA AND DIGITAL REVOLUTION ETF	TRFK	69374H386
PACER INDUSTRIALS AND LOGISTICS ETF	SHPP	69374H378
PACER MSCI WORLD INDUSTRY ADVANTAGE ETF	GLBL	69374H295

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Not Applicable

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not Applicable

(5)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President, (Principal Executive Officer)

Date	8/26/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	8/26/25

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer, (Principal Financial Officer)

Date	8/26/25

* Print the name and title of each signing officer under his or her signature.